March  31, 2002

Financial statements (unaudited)
including statements of investments

TIAA-CREF
Institutional Mutual Funds

2002
SEMIANNUAL REPORT

Institutional
International Equity Fund

Institutional
Growth Equity Fund

Institutional
Growth & Income Fund

Institutional
Equity Index Fund

Institutional
Social Choice Equity Fund

Institutional Bond Fund

Institutional
Money Market Fund

MAKE THIS YOUR LAST PAPER SEMIANNUAL REPORT!
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TIAA
CREF

From the President

We are pleased to send you the 2002 Semiannual Report for the TIAA-CREF Institutional Mutual Funds. Inside, you will find an overview of our results from Martin Leibowitz, our chief investment officer, as well as detailed reports on each of our seven funds.

     The TIAA-CREF Institutional Mutual Funds encompass a group of low-cost equity and fixed-income investments designed to address the needs of institutional investors. They are available exclusively to our TIAA-CREF Trust Company and 529 College Savings Plan clients.

     This report tracks performance during the six months ending March 31, 2002, in which equity funds outperformed funds with fixed-income investments, in line with current market trends. A broader view, however, shows that during the past 12 months, fixed- income funds generally outpaced equity returns. This continuing volatility among asset classes underscores the need for diversification. With this in mind, we plan to add significantly to our investment choices later this year. We will keep you informed about the availability of the new funds.

     While markets continue to be unpredictable, mutual fund expenses are relatively constant, and high fees can significantly undermine returns over time. We remain dedicated to keeping expenses for the TIAA-CREF Institutional Mutual Funds among the lowest in the industry.* Our goal is to provide TIAA-CREF institutional clients with well-managed, low-cost investment products to help them achieve a variety of financial goals. In both turbulent and stable markets, we will maintain consistent and carefully executed investment approaches for all of our funds and remain dedicated to delivering the highest level of customer service.


/s/ Martin E. Galt, III

Martin E. Galt III

*Source: MORNINGSTAR PRINCIPIA PRO Mutual Fund database as of March 31, 2002, tracking 14,298 mutual funds.

[PHOTO OMITTED]

MARTIN E. GALT, III

PRESIDENT
TIAA-CREF
INVESTMENT PRODUCTS

As with all mutual funds, investments in the TIAA-CREF Institutional Mutual Funds are not deposits of any bank and are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.

As of the current time, due to market volatility, the performance of the Institutional Funds may differ significantly from the Institutional Funds' 12-month performance ended March 31, 2002.


CONTENTS

   FUND PERFORMANCE
    Institutional International Equity Fund ...............................    2
    Institutional Growth Equity Fund ......................................    3
    Institutional Growth & Income Fund ....................................    4
    Institutional Equity Index Fund .......................................    5
    Institutional Social Choice Equity Fund ...............................    6
    Institutional Bond Fund ...............................................    7
    Institutional Money Market Fund .......................................    8

STATEMENTS OF INVESTMENTS
    Institutional International Equity Fund ...............................    9
    Institutional Growth Equity Fund ......................................   18
    Institutional Growth & Income Fund ....................................   30
    Institutional Equity Index Fund .......................................   35

    Institutional Social Choice Equity Fund ...............................   58
    Institutional Bond Fund ...............................................   61
    Institutional Money Market Fund .......................................   65

FINANCIAL STATEMENTS
    Statements of Assets and Liabilities ..................................   67
    Statements of Operations ..............................................   68
    Statements of Cash Flow ...............................................   69
    Statements of Changes in Net Assets ...................................   70
    Financial Highlights ..................................................   72
    Notes to Financial Statements .........................................   75

TIAA-CREF PRODUCTS AND SERVICES .............................  INSIDE BACK COVER

(C)2002 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

--------------------------------------------------------------------------------
FROM THE VICE CHAIRMAN
--------------------------------------------------------------------------------

This report contains the performance and financial statements for the TIAA-CREF Institutional Mutual Funds for the six-month period ending March 31, 2002. These funds are available to all clients of the TIAA-CREF Trust Company, FSB, and serve as the funding vehicles for the state-sponsored college savings programs administered by TIAA-CREF Tuition Financing, Inc.

     The past few months saw signs that the U.S. economy was beginning to recover from the recession that began in March 2001. The nature of the economic recovery remained in question, marked by mixed results for corporate earnings and stock and bond prices.

--------------------------------------------------------------------------------

                     The past few months saw signs that the
                   U.S. economy was beginning to recover from
                     the recession that began in March 2001.

--------------------------------------------------------------------------------

     Specifically, domestic stock prices rallied in the fourth quarter of 2001, reflecting a rebound from the losses they suffered in the weeks after September 11, but they fell or rose only slightly in the first quarter of 2002. Foreign shares followed a similar if less pronounced pattern. Over the past six months, the S&P 500 Index gained 10.99%, while the Morgan Stanley EAFE(R) Index, which tracks many international stock markets, rose 7.39%.

     Meanwhile, returns on many fixed-income investments, after rising steadily in the wake of the Federal Reserve's interest-rate cuts, fell in December, as rising corporate bond yields indicated increased confidence about the economy's prospects. Bond prices have remained essentially flat since then, and the Lehman Brothers Aggregate Bond Index, which tracks corporate and government securities, has gained merely 0.14% for the six-month period.

     In this environment, the TIAA-CREF Institutional Mutual Funds were strongly affected by market trends, with overall returns sharply divided by asset class. For example, the Institutional Equity Index Fund, which is designed to track the broad U.S. stock market, returned 12.44% for the period. In contrast, the Institutional Bond Fund, which invests largely in high-quality, domestic fixed-income securities, posted a return of -0.33%.

     Beginning with the performance information included in this report, covering the fourth quarter of 2001 through the first quarter of 2002, we now use the relevant peer groups compiled by Morningstar, Inc. to show how the TIAA-CREF Institutional Mutual Funds perform in comparison with similar funds. Up to now, we have been using a group of indexes compiled by Lipper Analytical Services, Inc. Morningstar's fund categories more accurately and consistently reflect our portfolios, and its rating system is the most widely known among investors. (To assist you with the transition, this report includes relevant data from both Lipper AND Morningstar.) Our funds' benchmarks, as stated in the TIAA-CREF Institutional Mutual Funds prospectus, remain unchanged.

/s/ Martin L. Leibowitz
-----------------------
Martin L. Leibowitz


[PHOTO OMITTED]

MARTIN L. LEIBOWITZ

VICE CHAIRMAN AND
CHIEF INVESTMENT
OFFICER

--------------------------------------------------------------------------------
INSTITUTIONAL
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The  TIAA-CREF  Institutional   International  Equity  Fund  seeks  a  favorable
long-term return, mainly through capital appreciation from a broadly diversified portfolio primarily consisting of foreign equity investments.

PORTFOLIO PROFILE

o Employs TIAA-CREF's Dual Investment Management Strategy(SM) to achieve returns on international equities:

     - Enhanced Index portion aims to slightly exceed the fund's benchmark index, the Morgan Stanley Capital International EAFE(R) (Europe, Australasia, Far East) Index.

     - Actively managed Stock Selection portion (48% as of 3/31/02) comprises stocks of international companies we believe have strong management and excellent growth prospects.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2002

The Institutional International Equity Fund returned 8.33% for the period, compared with 7.39% for its benchmark, the Morgan Stanley EAFE(R) Index, and 11.42% for the average similar fund as measured by the Morningstar Foreign Stock category.

     The fund beat its benchmark chiefly on the strength of European holdings within its Stock Selection subportfolio. The fund held overweight positions versus its European regional benchmark in recovering technology stocks such as Dutch semiconductor equipment maker ASM Lithography Holding, U.K.-based building supplies distributor Wolseley Plc, and British Sky Broadcasting. These and other holdings more than offset the effects of underweight positions in well-performing firms in a range of sectors, including British American Tobacco.

   Among the fund's Asia-Pacific holdings, performance relative to the regional benchmark benefited from overweight investments in durable goods producers such as South Korea's Samsung Electronics and Japan's Shin-Etsu Chemical, and the newly listed Nomura Research Institute of Japan, as well as positions spread across several sectors of the Japanese market. These and other positive contributions to relative performance were more than offset within this area by holdings in hard-hit Japanese stocks including vending machine maker DyDo Drinco and real estate companies Mitsubishi Estate and Mitsui Fudosan.

VALUE OF $10,000 INVESTED AT FUND'S 7/1/1999 INCEPTION

[THE FOLLOWING PLOT POINTS REPRESENT A MOUNTAIN CHART DEPICTED IN PRINTED MATERIAL]

                   INTERNATIONAL FND       MS EAFE       LIPPER      MORNINGSTAR
Jul 1, 99          10000                   10000         10000       10000
9/30/99            10768                   10439         10337       10448
12/31/99           14825                   12212         12893       13214
3/31/2000          15782                   12199         12973       13571
6/30/2000          13960                   11716         12364       12773
9/30/2000          12768                   10771         11456       11876
12/31/2000         11987                   10482         10995       11174
3/31/2001          10198                   9042          9560        9558
6/30/2001          10007                   8923          9617        9576
9/30/2001          8602                    7677          8178        8024
12/31/2001         9222                    8198                      8724
3/31/2002          9318                    8245                      8847


TEN LARGEST HOLDINGS AS OF 3/31/2002

------------------------------------------------------------------------------------------
                                                   SHARES      MARKET VALUE    PERCENT OF
COMPANY                     COUNTRY            (IN THOUSANDS)  (IN MILLIONS)   NET ASSETS
------------------------------------------------------------------------------------------
BP Plc                      United Kingdom         460.3        $6.23           2.98
GlaxoSmithKline Plc         United Kingdom         186.8         4.40           2.10
Nestle S.A.                 Switzerland             15.8         3.52           1.68
Total Fina Elf S.A.         France                  22.3         3.45           1.65
Royal Dutch Petroleum Co    Netherlands             62.9         3.44           1.64
Novartis AG                 Switzerland             86.2         3.39           1.62
Nokia Oyj                   Finland                151.0         3.19           1.52
HSBC Holdings Plc           United Kingdom         261.9         3.03           1.45
AstraZeneca Plc             United Kingdom          56.7         2.82           1.34
Roche Holding AG            Switzerland             32.8         2.55           1.22

PERFORMANCE AT A GLANCE AS OF 3/31/2002

------------------------------------------------------------------------------------------------------------------------------------
                                             Average Annual Compound Rates   Cumulative Rates of
                                                  of Total Return(1)(2)       Total Return(1)(2)                       Net Assets
                                               1 year  since inception(3)  1 year  since inception(3) Annual Expenses (in millions)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL INTERNATIONAL EQUITY FUND(4)      -8.63%       -2.53%        -8.63%       -6.82%            0.29%(5)     $   209.47
Morgan Stanley EAFE Index                       -8.57        -6.69         -8.57        -17.30             --                --
Morningstar Foreign Stock category              -7.49        -4.74         -7.49        -11.68             --                --
Lipper International Fund Index                 -4.95        -3.42         -4.95         -9.12             --                --


(1) Due to market volatility, recent performance of the Institutional International Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 888 842-9001.

(2) Returns for the Institutional International Equity Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3)  Inception date of the Institutional International Equity Fund was 7/1/99.

(4) There are special risks associated with investing in funds that invest primarily in foreign securities, such as the Institutional International Equity Fund. These special risks include erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

(5) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006, to waive a portion of the fund's management fee and limit the fund's other expenses.


2     TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
INSTITUTIONAL
GROWTH EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Growth Equity Fund seeks a favorable rate of return, mainly through the capital appreciation of a diversified portfolio of common stocks that have the potential for strong growth.

PORTFOLIO PROFILE

o Employs TIAA-CREF's Dual Investment Management Strategy.(SM) Enhanced Index portion aims to slightly exceed the fund's benchmark, the Russell 3000(R) Growth Index, with low volatility. Actively managed Stock Selection portion (about 56% as of 3/31/02) is concentrated in stocks of rapidly growing companies dominant in products and/or services.

o    Actively   selects   international   stocks   outside  the   benchmark   as
     opportunities arise.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2002

The Institutional Growth Equity Fund returned 11.77% for the period, compared with 12.88% for its benchmark, the Russell 3000(R) Growth Index, and 12.35% for the average similar fund as measured by the Morningstar Large Growth category.

     The fund's sector weightings generally matched those of its benchmark during the period, yet key holdings in its Stock Selection subportfolio detracted from performance versus the index. For example, stocks such as conglomerate Tyco International, which had fared well in 2001, suffered in early 2002 as investors turned away from firms that employ complex business models and accounting methods, favoring those with more transparent financial statements. Relative performance was also hurt by overweight holdings in certain utilities and telecommunications stocks, particularly Sprint PCS Group, as well as by positions in AOL Time Warner and pharmaceutical giant GlaxoSmithKline.

     Positive contributions to relative performance came from the technology and healthcare sectors, including overweight positions in semiconductor equipment maker Novellus Systems and Veritas Software and in medical instruments and supplies maker Baxter International. The fund also benefited from an underweight holding in weak-performing drugmaker Bristol-Myers Squibb.

VALUE OF $10,000 INVESTED AT FUND'S 7/1/1999 INCEPTION

[THE FOLLOWING PLOT POINTS REPRESENT A MOUNTAIN CHART DEPICTED IN PRINTED MATERIAL]

                 GROWTH EQUITY         3000           LIPPER      MORNINGSTAR
Jul 1, 99        10000                 10000          10000          10000
9/30/99          9703                  9624           9482           9674
12/31/99         11880                 12097          11436          12391
3/31/2000        13021                 12980          12269          13507
6/30/2000        12733                 12586          11757          12810
9/30/2000        12033                 11921          11600          12840
12/31/2000       9463                  9385           10191          10580
3/31/2001        7334                  7461           8516           8360
6/30/2001        8004                  8143           9111           8913
9/30/2001        6309                  6513           7356           7047
12/31/2001       7298                  7543                          8095
3/31/2002        7051                  7352                          7877


TEN LARGEST HOLDINGS AS OF 3/31/2002

--------------------------------------------------------------------------------
                                           SHARES       MARKET VALUE  PERCENT OF
COMPANY                                (IN THOUSANDS)  (IN MILLIONS)  NET ASSETS
--------------------------------------------------------------------------------
 General Electric Co                       265.1          $9.93         6.45
 Pfizer, Inc                               194.8           7.74         5.03
 Microsoft Corp                            122.7           7.40         4.81
 Intel Corp                                184.4           5.61         3.64
 Wal-Mart Stores, Inc                       81.1           4.97         3.23
 Home Depot, Inc                            79.7           3.87         2.52
 Johnson & Johnson                          56.1           3.65         2.37
 Cisco Systems, Inc                        211.4           3.58         2.33
 American International Group, Inc          47.6           3.43         2.23
 Pharmacia Corp                             75.1           3.39         2.20

PERFORMANCE AT A GLANCE AS OF 3/31/2002

----------------------------------------------------------------------------------------------------------------------------------
                                     Average Annual Compound Rates     Cumulative Rates of
                                          of Total Return(1)(2)         Total Return(1)(2)                           Net Assets
                                       1 year  since inception(3)    1 year  since inception(3)   Annual Expenses   (in millions)
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GROWTH EQUITY FUND        -3.86%       -11.93%         -3.86%       -29.49%              0.22%(4)        $  153.89
Russell 3000(R) Growth Index(5)         -1.47        -10.60          -1.47        -26.48                 --                 --
Morningstar Large Growth category       -5.54         -8.44          -5.54        -20.51                 --                 --
Lipper Growth Fund Index                -3.96         -7.04          -3.96        -18.20                 --                 --

(1) Due to market volatility, recent performance of the Institutional Growth Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 888 842-9001.

(2) Returns for the Institutional Growth Equity Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3)  Inception date of the Institutional Growth Equity Fund was 7/1/99.

(4) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006, to waive a portion of the fund's management fee and limit the fund's other expenses.

(5) Russell 3000(R) is a trademark and a service mark of the Frank Russell Company.

             2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds      3

--------------------------------------------------------------------------------
INSTITUTIONAL
GROWTH & INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Growth & Income Fund seeks favorable long-term returns through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.

PORTFOLIO PROFILE

o Employs TIAA-CREF's Dual Investment Management Strategy.(SM) Enhanced Index portion aims to slightly exceed the fund's benchmark, the S&P 500, with low volatility. Actively managed Stock Selection portion (about 51% as of 3/31/02) primarily buys stocks that are priced attractively, show growth potential, and offer growing dividend income.

o    Occasionally  acquires  stocks  of  foreign-based   companies  not  in  the
     benchmark.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2002

The Institutional Growth & Income Fund returned 9.59% for the period, compared with 10.99% for its benchmark, the S&P 500 Index, and 11.21% for the average similar fund as measured by the Morningstar Large Blend category.

     Stock selection within the actively managed portion of the fund detracted from performance relative to the benchmark during the period. The most significant holdings included telecommunications companies such as Sprint PCS Group and AT&T Wireless Services, which suffered from the weak profit prospects facing many major wireless carriers.

     Such results more than offset positive contributions from investments spread across a wide range of sectors. These included recovering technology firms such as electronics chipmaker Texas Instruments and semiconductor equipment manufacturer Lam Research, which rose on revived demand for microchips, and oil and gas producers Apache and Burlington Resources, which benefited from rising energy prices.

VALUE OF $10,000 INVESTED AT FUND'S 7/1/1999 INCEPTION

[THE FOLLOWING PLOT POINTS REPRESENT A MOUNTAIN CHART DEPICTED IN PRINTED MATERIAL]

                     GROWTH/INCOME       S/P          LIPPER      MORNINGSTAR LB
6/30/99              10000               10000        10000       10000
9/30/99              9337                9376         9200        9400
12/31/99             10822               10771        10025       10872
3/31/2000            11187               11018        10194       11324
6/30/2000            10894               10725        9937        11012
9/30/2000            10841               10621        10229       11016
12/31/2000           9962                9790         10063       10138
3/31/2001            8711                8629         9272        8861
6/30/2001            9176                9134         9775        9334
9/30/2001            7842                7794         8498        7904
12/31/2001           8688                8626                     8767
3/31/2002            8594                8650                     8740

TEN LARGEST HOLDINGS AS OF 3/31/2002

--------------------------------------------------------------------------------
                                           SHARES       MARKET VALUE  PERCENT OF
COMPANY                                (IN THOUSANDS)  (IN MILLIONS)  NET ASSETS
--------------------------------------------------------------------------------

General Electric Co                        421.9         $15.80         4.03
Microsoft Corp                             234.3          14.13         3.60
Exxon Mobil Corp                           312.8          13.71         3.50
Citigroup, Inc                             242.4          12.00         3.06
Pfizer, Inc                                286.7          11.39         2.90
Wal-Mart Stores, Inc                       165.8          10.16         2.59
American International Group, Inc          129.7           9.36         2.39
Intel Corp                                 254.5           7.74         1.97
Home Depot, Inc                            136.9           6.65         1.70
Bank of America Corp                        94.5           6.43         1.64

PERFORMANCE AT A GLANCE AS OF 3/31/2002

----------------------------------------------------------------------------------------------------------------------------------
                                      Average Annual Compound Rates     Cumulative Rates of
                                           of Total Return(1)(2)         Total Return(1)(2)                           Net Assets
                                        1 year  since inception(3)    1 year  since inception(3)   Annual Expenses   (in millions)
----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL GROWTH & INCOME  FUND     -1.34%        -5.36%          -1.34%       -14.06%             0.22%(4)       $  392.24
S&P 500(R)  Index                        0.24         -5.15            0.24        -13.50               --                 --
Morningstar Large  Blend  category      -1.60         -4.97           -1.60        -12.61               --                 --
Lipper  Growth & Income  Fund Index      2.22         -1.93            2.22         -5.22               --                 --

(1) Due to market volatility, recent performance of the Institutional Growth & Income Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 888 842-9001.

(2) Returns for the Institutional Growth & Income Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3)  Inception date of the Institutional Growth & Income Fund was 7/1/99.

(4) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006, to waive a portion of the fund's management fee and limit the fund's other expenses.


4     TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
INSTITUIONAL
EQUITY INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Equity Index Fund seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by the Russell 3000(R) Index, a broad stock market index.

PORTFOLIO PROFILE

o    Benchmarked to the Russell 3000(R) Index.

o Uses a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000 Index without actually investing in all 3,000 stocks in the index.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2002

The Institutional Equity Index Fund posted a return of 12.44% for the period, compared with 12.84% for its benchmark, the Russell 3000(R) Index.

     Stock prices recovered from the steep decline they experienced in the wake of the events of September 11, rising sharply in the fourth quarter of 2001 as leading indicators suggested that the U.S. economic downturn was ending. The market lost traction early in the first quarter of 2002, largely on profit concerns at certain blue chip companies and within key industries such as telecommunications. But stocks picked up steam in March, partly due to news that the Federal Reserve, which had cut interest rates 11 times in 2001 in order to help spark an economic recovery, would hold off on expected rate hikes until later in the year.

     Index portfolios, which seek to match the risk and return profile of the market, performed accordingly, with minor differences resulting from slight deviations between a fund's holdings and those of its benchmark, the size of the fund's cash holdings, or a combination of the two.

VALUE OF $10,000 INVESTED AT FUND'S 7/1/1999 INCEPTION

[THE FOLLOWING PLOT POINTS REPRESENT A MOUNTAIN CHART DEPICTED IN PRINTED MATERIAL]

                           EQUITY INDEX          RUSSELL
6/30/99                    10000                 10000
9/30/99                    9340                  9342
12/31/99                   10828                 10857
3/31/2000                  11253                 11352
6/30/2000                  10877                 10973
9/30/2000                  10960                 11041
12/31/2000                 9990                  10047
3/31/2001                  8750                  8826
6/30/2001                  9350                  9433
9/30/2001                  7933                  7959
12/31/2001                 8851                  8895
3/31/2002                  8920                  8981


TEN LARGEST HOLDINGS AS OF 3/31/2002

--------------------------------------------------------------------------------
                                          SHARES      MARKET VALUE   PERCENT OF
COMPANY                               (IN THOUSANDS)  (IN MILLIONS)  NET ASSETS
--------------------------------------------------------------------------------
General Electric Co                        295.2         $11.06         3.21
Exxon Mobil Corp                           203.2           8.91         2.59
Microsoft Corp                             130.7           7.88         2.29
Citigroup, Inc                             152.8           7.57         2.20
Pfizer, Inc                                186.7           7.42         2.16
Intel Corp                                 199.4           6.06         1.76
Johnson & Johnson                           91.2           5.92         1.72
International Business Machines Corp        51.2           5.32         1.55
Wal-Mart Stores, Inc                        82.3           5.04         1.46
American International Group, Inc           68.2           4.92         1.43

PERFORMANCE AT A GLANCE AS OF 3/31/2002

------------------------------------------------------------------------------------------------------------------------------------
                                             Average Annual Compound Rates   Cumulative Rates of
                                                  of Total Return(1)(2)       Total Return(1)(2)                       Net Assets
                                               1 year  since inception(3)  1 year  since inception(3) Annual Expenses (in millions)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL EQUITY INDEX FUND                  1.95%       -4.07%         1.95%       -10.80%            0.17%(4)    $  344.25
Russell 3000(R) Index                            1.77        -3.84          1.77        -10.19                --            --

(1) Due to market volatility, recent performance of the Institutional Equity Index Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 888 842-9001.

(2) Returns for the Institutional Equity Index Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3)  Inception date of the Institutional Equity Index Fund was 7/1/99.

(4) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006, to waive a portion of the fund's management fee and limit the fund's other expenses.

             2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds      5

--------------------------------------------------------------------------------
INSTITUTIONAL
SOCIAL CHOICE EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Social Choice Equity Fund seeks a favorable long-term rate of return that reflects the investment performance of the U.S. stock market while giving special consideration to certain social criteria.

PORTFOLIO PROFILE

o Invests primarily in a diversified set of common stocks. The fund attempts to track the return of the U.S. stock market as represented by the S&P 500(R) Index.

o The fund does not currently invest in companies that fail to adhere to sound environmental policies and practices, have significant involvement in weapons manufacturing, operate in Northern Ireland without adopting the MacBride Principles or complying with the Fair Employment (Northern Ireland) Act of 1989, produce and market alcoholic beverages or tobacco products, produce nuclear energy, or have a significant portion of their business in gaming or gambling operations.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2002

The Institutional Social Choice Equity Fund returned 10.86% for the period, compared with 10.99% for its benchmark, the S&P 500(R) Index, and 11.21% for the average similar fund as measured by the Morningstar Large Blend category. (Neither Standard & Poor's nor Morningstar employs social screens such as those used by the fund.)

     Overweight positions, compared to the benchmark, in flagging Enron (listed in the S&P 500 until early December 2001), drugmaker Bristol-Myers Squibb, and financial services giant American International Group all detracted from the fund's relative performance.

     Those results offset positive contributions to relative performance from other areas. In particular, overweight positions in oil and gas producer Apache and containers and packaging maker Crown Cork & Seal helped to boost returns during the period. The fund also benefited from the effects of the social screens that prohibit its owning stocks such as Tyco International and General Electric (the largest weight in the S&P 500), which fail the fund's military and nuclear power screens, respectively.

VALUE OF $10,000 INVESTED AT FUND'S 7/1/1999 INCEPTION

[THE FOLLOWING PLOT POINTS REPRESENT A MOUNTAIN CHART DEPICTED IN PRINTED MATERIAL]

                    SOCIAL CHOICE       S&P         LIPPER       MORNINGSTAR LB
JUL 1, 99           10000               10000       10000        10000
9/30/99             9364                9376        9200         9400
12/31/99            10650               10771       10025        10872
3/31/2000           11013               11018       10194        11324
6/30/2000           10803               10725       9937         11012
9/30/2000           10660               10621       10229        11016
12/31/2000          9943                9790        10063        10138
3/31/2001           8734                8629        9272         8861
6/30/2001           9108                9134        9775         9334
9/30/2001           7889                7794        8498         7904
12/31/2001          8696                8626                     8767
3/31/2002           8746                8650                     8740

TEN LARGEST HOLDINGS AS OF 3/31/2002

--------------------------------------------------------------------------------
                                          SHARES      MARKET VALUE    PERCENT OF
COMPANY                               (IN THOUSANDS)  (IN THOUSANDS)  NET ASSETS
--------------------------------------------------------------------------------
Microsoft Corp                             20.7        $1,248.4         3.29
Citigroup, Inc                             21.4         1,058.7         2.79
Wal-Mart Stores, Inc                       17.2         1,054.2         2.78
Pfizer, Inc                                24.9           989.5         2.61
Johnson & Johnson                          14.4           934.1         2.46
American International Group, Inc          12.2           876.9         2.31
Intel Corp                                 26.9           818.0         2.16
International Business Machines Corp        7.1           738.4         1.95
Coca-Cola Co                               12.0           627.1         1.65
Procter & Gamble Co                         6.9           621.6         1.64

PERFORMANCE AT A GLANCE AS OF 3/31/2002

------------------------------------------------------------------------------------------------------------------------------------
                                             Average Annual Compound Rates   Cumulative Rates of
                                                  of Total Return(1)(2)       Total Return(1)(2)                       Net Assets
                                               1 year  since inception(3)  1 year  since inception(3) Annual Expenses (in millions)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SOCIAL CHOICE EQUITY FUND          0.13%       -4.75%         0.13%       -12.54%            0.18%(4)    $   37.91
S&P 500(R)Index                                  0.24        -5.15          0.24        -13.50               --              --
Morningstar Large Blend category                -1.60        -4.97         -1.60        -12.61               --              --
Lipper Growth & Income Fund Index                2.22        -1.93          2.22         -5.22               --              --

(1) Due to market volatility, recent performance of the Institutional Social Choice Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/imf-performance.html or call 888 842-9001.

(2) Returns for the Institutional Social Choice Equity Fund reflect past performance. No assurance can be given that the fund will achieve similar performance returns in the future. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3)  Inception date of the Institutional Social Choice Equity Fund was 7/1/99.

(4) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006, to waive a portion of the fund's management fee and limit the fund's other expenses.

6     TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
INSTITUTIONAL
BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Bond Fund seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

VALUE OF $10,000 INVESTED AT FUND'S 7/1/1999 INCEPTION

PORTFOLIO PROFILE

o Aims to match the risk characteristics of its benchmark, the Lehman Brothers Aggregate Bond Index, so returns should be similar to those of that index.

o The fund primarily invests in a broad range of investment-grade debt securities. The majority of the fund's portfolio is invested in U.S. Treasury and agency securities, corporate bonds, and mortgage- or other asset-backed securities.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2002

The Institutional Bond Fund returned -0.33% for the period, compared with 0.14% for its benchmark, the Lehman Brothers Aggregate Bond Index, and 0.30% for the average similar fund as measured by the Morningstar Intermediate-Term Bond category.

     The  two-year  bullish  run for  bonds  came to a close by the end of 2001.
Interest rates fluctuated widely after the events of September 11, rising sharply (and causing bond prices to fall) in late November and December. Moreover, this caused the average duration of the fund's holdings to be slightly longer than that of its benchmark and contributed to the fund's underperforming the index, most of which occurred in the fourth quarter. Also, a modest overweight in mortgage-backed securities detracted from relative performance. Such securities' values decline more rapidly than those of other bonds when rates rise, as fewer borrowers refinance mortgages.

     The fixed-income market settled down in the first quarter of 2002. Interest rates stabilized, and investors took on more credit risk, partly in the belief that the economy was growing at an accelerated rate. This led the "spread" sectors (government agency, asset-backed, corporate, and mortgage-backed bonds) to outperform similar-duration U.S. Treasuries; the fund performed in line with the benchmark during the quarter.


VALUE OF $10,000 INVESTED AT FUND'S 7/1/1999 INCEPTION

[THE FOLLOWING PLOT POINTS REPRESENT A MOUNTAIN CHART DEPICTED IN PRINTED MATERIAL]

                      BOND FUND       LEHMAN       LIPPER      MORNINGSTAR
Jul 1, 99             10000           10000        10000       10000
Sep 30, 99            10067           10068        10064       10042
Dec 31, 99            10059           10056        10044       10033
Mar 31, 2000          10278           10278        10242       10219
6/30/2000             10451           10456        10375       10333
9/30/2000             10779           10772        10679       10617
12/31/2000            11237           11225        11107       11000
3/31/2001             11546           11565        11455       11331
6/30/2001             11620           11631        11506       11373
9/30/2001             12203           12167        12007       11817
12/31/2001            12158           12172                    11811
3/31/2002             12163           12184                    11782


RISK CHARACTERISTICS: INSTITUTIONAL BOND FUND VS. BENCHMARK

--------------------------------------------------------------------------------
                                    Average Maturity    Option-Adjusted Duration
MEASURE*                          (In years) 3/31/2002    (In years) 3/31/2002
--------------------------------------------------------------------------------
INSTITUTIONAL BOND FUND                    7.29                   4.59
Lehman Brothers
  Aggregate Bond Index                     7.62                   4.51

* As calculated using an analytical model developed by CMS BondEdge, a widely recognized risk analytic software package

TOP FIVE MARKET SECTORS*

----------------------------------------------------
                                          3/31/2002
----------------------------------------------------
Mortgage-backed securities**                43.2%
Corporate bonds                             23.4
U.S. government securities                  19.4
U.S. agency securities                      15.4
Foreign government bonds                     0.6

* The fund also has long-term bonds maturing in less than one year and money market instruments which, less cash liabilities, equal -2.0% of the fund's total assets.

**   Includes government-backed, private-label, and asset-backed securities

PERFORMANCE AT A GLANCE AS OF 3/31/2002

------------------------------------------------------------------------------------------------------------------------------------
                                        Average Annual Compound Rates     Cumulative Rates of
                                             of Total Return(1)(2)         Total Return(1)(2)                          Net Assets
                                          1 year  since inception(3)    1 year  since inception(3)   Annual Expenses  (in millions)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL  BOND  FUND                   5.34%        7.38%           5.34%        21.63%              0.19%(4)      $  537.6
Lehman Brothers  Aggregate Bond Index       5.35         7.46            5.35         21.84                --              --
Morningstar Intermediate-Term Bond
   category                                 4.05         6.25            4.05         18.20                --              --
Lipper Intermediate Investment Grade
   Debt Index                               4.85         6.89            4.85         20.12                --              --

(1) Due to market volatility, recent performance of the Institutional Bond Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/ charts/imf-performance.html or call 888 842-9001.

(2) Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(3)  Inception date of the Institutional Bond Fund was 7/1/99.

(4) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006, to waive a portion of the fund's management fee and limit the fund's other expenses.


             2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds      7

--------------------------------------------------------------------------------
INSTITUTIONAL
MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Institutional Money Market Fund seeks high current income, to the extent consistent with maintaining liquidity and preserving capital.

PORTFOLIO PROFILE

o Invests in money market securities classified at the time of purchase as "first-tier securities" that are ranked in the highest category by at least two nationally recognized statistical rating organizations.

o    Seeks to maintain an average weighted maturity of 90 days or less.

o    Limits longest maturity to 397 days.

PERFORMANCE FOR THE SIX MONTHS ENDED MARCH 31, 2002

The Institutional Money Market Fund returned 1.02% for the period, compared with 0.85% for its benchmark, the iMoneyNet Money Fund Report Averages(TM)--All Taxable.

     The Federal Reserve continued its monetary easing policy in the fourth quarter of 2001, lowering short-term interest rates three times during the period. In the first quarter of 2002, however, with the U.S. economy showing signs of strength, the Fed took a neutral stance on rates.

     In this environment, we made three changes to the fund's asset allocation. Over the six months ending March 31, 2002, we increased our holdings of commercial paper from 49% to 55%; we decreased our exposure to U.S. government agency securities from 48% to 45%; and we let our holdings in bank liabilities mature in the fourth quarter of 2001.

     During the period, to take advantage of shifting relative values of different money market instruments, the fund's weighted average maturity varied from 14 days to 66 days, compared with a range of 54 days to 59 days for the iMoneyNet benchmark average.

VALUE OF $10,000 INVESTED AT FUND'S 7/1/1999 INCEPTION

[THE FOLLOWING PLOT POINTS REPRESENT A MOUNTAIN CHART DEPICTED IN PRINTED MATERIAL]

                                 MONEY MKT                  IMONEY
Jul 1, 99                        10000                      10000
9/30/99                          10128                      10115
12/31/99                         10270                      10241
3/31/2000                        10420                      10375
6/30/2000                        10581                      10521
9/30/2000                        10755                      10680
12/31/2000                       10932                      10843
3/31/2001                        11084                      10983
6/30/2001                        11210                      11095
9/30/2001                        11310                      11184
12/31/2001                       11379                      11239
3/31/2002                        11425                      11280

ASSET ALLOCATION AS OF 3/31/2002

[PIE CHART DEPICTED HERE IN PRINTED MATERIAL]




                    Commercial Paper                        55%
                    U.S. Government Agency Securities       45%

PERFORMANCE AT A GLANCE AS OF 3/31/2002

------------------------------------------------------------------------------------------------------------------------------------
                                     Average Annual Compound      Cumulative Rates of                   Average
                                     Rates of Total Return(1)        Total Return(1)        Annual    Maturity Days    Net Assets
                                    1 year   since inception(2) 1 year since  inception(2)  Expenses  as of 3/26/02(3) (in millions)
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND       3.08%         4.96%         3.08%        14.25%        0.16%(4)     41              $213.77
iMoneyNet Money Fund
   Report Averages(TM)--All Taxable   2.68          4.48          2.68         12.79         0.44%        57                 --

--------------------------------
     Net Annualized Yield
for the 7 days ending 3/26/02(3)
current yield   effective yield
--------------------------------
     1.67%             1.68%
     1.36              1.37

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Institutional Money Market Fund. Future returns will fluctuate. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. The current yield more closely reflects the Institutional Money Market Fund's current earnings than does the total return.

(2)  Inception date of the Institutional Money Market Fund was 7/1/99.

(3) Date used to conform with data from iMoneyNet, which typically reports maturities and yields on the last Tuesday of each month.

(4) The expense ratio and performance return of the fund reflect contractual agreements in place through July 1, 2006, to waive a portion of the fund's management fee and limit the fund's other expenses.

LIKE THE OTHER INSTITUTIONAL FUNDS, THE TIAA-CREF INSTITUTIONAL MONEY MARKET FUND IS NOT A DEPOSIT OF ANY BANK AND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER U.S. GOVERNMENT AGENCY.

8     TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                     Institutional International Equity Fund
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

                               Summary by Country

                                                       VALUE                %
--------------------------------------------------------------------------------
FOREIGN:
Austria .................................          $  8,991,370            4.33%
Belgium .................................             1,430,713            0.69
Bermuda .................................               278,082            0.13
Cayman Islands ..........................                 6,090            0.00
Denmark .................................             1,008,154            0.49
Finland .................................             4,003,471            1.93
France ..................................            19,364,412            9.31
Germany .................................            13,972,113            6.72
Greece ..................................               318,008            0.15
Hong Kong ...............................             2,300,453            1.11
Ireland .................................             1,255,579            0.60
Italy ...................................             6,996,050            3.37
Japan ...................................            38,816,909           18.67
Korea ...................................               827,268            0.40
Luxembourg ..............................               686,181            0.33
Netherlands .............................            16,243,956            7.81
New Zealand .............................               204,499            0.10
Norway ..................................               702,340            0.34
Portugal ................................               439,130            0.21
Singapore ...............................             1,260,597            0.61
Spain ...................................             5,747,453            2.76
Sweden ..................................             3,680,170            1.77
Switzerland .............................            18,101,418            8.71
United Kingdom ..........................            56,652,819           27.25
                                                   ------------          ------
TOTAL FOREIGN ...........................           203,287,235           97.79
SHORT TERM INVESTMENT ...................             4,600,000            2.21
                                                   ------------          ------
TOTAL PORTFOLIO .........................          $207,887,235          100.00%
                                                   ============          ======
           SHARES/
          PRINCIPAL                                                        VALUE
          ---------                                                        -----
CORPORATE BOND--0.00%
 AEROSPACE AND DEFENSE--0.00%
                 BAE Systems plc
       $392(1)     7.450%, 11/30/03 .................................... $   262
                                                                         -------
                 TOTAL AEROSPACE AND DEFENSE                                 262
                                                                         -------
                 TOTAL CORPORATE BOND
                  (COST $362)                                                262
                                                                         -------
-----------
(1) Denominated in British Pounds

PREFERRED STOCK--0.08%
  CONSUMER CYCLICAL--0.07%
        416        Hugo Boss AG. .......................................   9,704
        451        MAN AG. (Vorzug) ....................................   9,832
        997        News Corp Ltd .......................................   5,853
        234        Porsche AG. ......................................... 107,071
        710        Prosieben SAT.1 Media AG. ...........................   6,200
                                                                         -------
                   TOTAL CONSUMER CYCLICAL                               138,660
                                                                         -------
  HEALTH CARE--0.01%
        656        Fresenius Medical Care AG. ..........................  30,045
                                                                         -------
                  TOTAL HEALTH CARE                                       30,045
                                                                         -------
                  TOTAL PREFERRED STOCK
                    (COST $146,091)                                      168,705
                                                                         -------
COMMON STOCK--96.97%
  AEROSPACE AND DEFENSE--0.30%
     83,551        BAE Systems plc ..................................... 398,572
      4,252        European Aeronautic Defense And Space Co ............  59,944
     17,028        Rolls-Royce plc .....................................  45,707
      7,934        Smiths Group plc ....................................  91,627
        691        Thales S.A. .........................................  24,812
        560        Zodiac S.A. .........................................  12,419
                                                                         -------
                    TOTAL AEROSPACE AND DEFENSE                          633,081
                                                                         -------
  BASIC INDUSTRIES--7.67%
        715        Acerinox S.A. .......................................  25,350
        664        ACS Actividades de Construccion y Servicios S.A. ....  18,363
      3,879        Aggreko plc .........................................  16,129
      8,676        Akzo Nobel NV ....................................... 405,690
         84        Aluminium Of Greece S.A.I.C. ........................   2,607
     51,174        Amcor Ltd ........................................... 207,565
      3,026        Amec plc ............................................  17,753
     50,099      * Arcelor ............................................. 686,181
     18,000        Asahi Kasei Corp ....................................  58,264
      5,588        Barratt Developments plc ............................  37,638
     16,751        BASF AG. ............................................ 680,838
     20,805        Bayer AG. ........................................... 705,129
      2,019        Berkeley Group plc ..................................  22,655

    128,080        BHP Billiton Ltd .................................... 779,252
     65,647        BHP Billiton plc .................................... 374,159
     14,130        BOC Group plc ....................................... 214,290
        104        Boehler-Uddeholm AG. ................................   4,527
    138,070        Boral Ltd ........................................... 291,801
      5,857        BPB plc .............................................  32,527
        665        Buderus AG. .........................................  15,519
      1,207        Buhrmann NV .........................................  15,795
    113,283        Carter Holt Harvey Ltd ..............................  96,730
      7,000        Cheung Kong Infrastructure Holdings Ltd .............  11,308
      1,624        Ciba Specialty Chemicals AG. (Regd) ................. 122,876
      1,235        Cimpor Cimentos de Portugal S.A. ....................  21,031
      1,827        Clariant AG. (Regd) .................................  41,661
      1,465        Compagnie de Saint-Gobain ........................... 239,123
    286,976      * Corus Group plc ..................................... 351,442
      8,606      * CRH plc (Ireland) ................................... 151,657
     20,320        CSR Ltd .............................................  71,466
      3,871        Daicel Chemical Industries Ltd ......................  11,683
     11,000        Dainippon Ink & Chemicals, Inc ......................  20,334
      2,000        Daito Trust Construction Co Ltd .....................  32,822
      7,000        Daiwa House Industry Co Ltd .........................  43,838
      5,110        Denki Kagaku Kogyo KK ...............................  12,916
      3,000        Dowa Mining Co Ltd ..................................  12,472
        412        Elkem ASA ...........................................   8,164
      6,300        Fletcher Building Ltd ...............................   7,847
     21,800      * Fletcher Challenge Forests Ltd ......................   2,495
      1,198        Fomento de Construcciones y Contratas S.A. ..........  28,929
         22        Forbo Holding AG. (Regd) ............................   7,116
      4,527        Grupo Dragados S.A. .................................  57,857
     20,820        Grupo Ferrovial S.A. ................................ 463,160
     40,461        Hanson plc .......................................... 305,367
        406        Heidelberger Zement AG. (Germany) ...................  19,063
      3,045        Heijmans NV .........................................  67,287
        964        Hellenic Technodomiki S.A. ..........................   4,827
        463        Hoganas AB (B Shs) ..................................   8,672
        589        Holcim Ltd (Br) ..................................... 133,433
        617        Holcim Ltd (Regd) ...................................  27,717
        788        Holmen AB (B Shs) ...................................  18,943
      1,762        Iluka Resources Ltd .................................   4,523
        124        Imerys S.A. .........................................  14,030
     20,262        Imperial Chemical Industries plc ....................  98,678
     12,894      * Imperial Chemical Industries plc (Fully Paid Shs) ...  62,611
      3,000      * Ishihara Sangyo Kaisha Ltd ..........................   4,912
      1,728        Italcementi S.p.A. ..................................  15,527
      7,174        James Hardie Industries NV ..........................  24,236
     16,078      * Jefferson Smurfit Group plc .........................  36,889
     72,000        JGC Corp ............................................ 558,466
      3,216        Johnson Matthey plc .................................  47,902
      2,000        JSR Corp ............................................  13,747


                        SEE NOTES TO FINANCIAL STATEMENTS


                   2002 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 9

                    INSTITUTIONAL INTERNATIONAL EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                               VALUE
   ------                                                               -----

 BASIC INDUSTRIES--(CONTINUED)
      8,000        Kajima Corp ....................................  $    19,738
      3,532        Kaneka Corp ....................................       22,865
     36,000      * Kawasaki Steel Corp ............................       37,756
      2,567        Kinden Corp ....................................        9,975
      2,124        Lafarge S.A. (Br) ..............................      189,928
      2,729        L'Air Liquide S.A. .............................      400,442
      4,360        Leighton Holdings Ltd ..........................       26,527
      2,415        Linde AG. ......................................      119,773
         73      * Lonza AG. (Regd) ...............................       48,527
      7,000        Matsushita Electric Works Ltd ..................       53,345
         78        Mayr-Melnhof Karton AG. ........................        4,607
    176,035        MIM Holdings Ltd ...............................      126,831
     32,737        Mitsubishi Chemical Corp .......................       70,397
      8,000        Mitsubishi Gas Chemical Co, Inc ................       13,280
     18,000      * Mitsubishi Materials Corp ......................       29,879
      5,000        Mitsubishi Paper Mills Ltd .....................        8,715
      9,000        Mitsui Chemicals, Inc ..........................       39,386
     17,312        Mitsui Mining & Smelting Co Ltd ................       58,519
      3,000        NatSteel Ltd ...................................        1,920
      3,359        Newcrest Mining Ltd ............................       11,294
     10,180        Newmont Mining Corp ............................       29,230
      4,000        Nippon Kayaku Co Ltd ...........................       15,241
      4,000        Nippon Sanso Corp ..............................        9,779
     20,000        Nippon Shokubai Co Ltd .........................       77,716
     91,000      * Nippon Steel Corp ..............................      130,457
         13        Nippon Unipac Holding ..........................       63,561
      5,000        Nishimatsu Construction Co Ltd .................       13,204
      3,000        Nissan Chemical Industries Ltd .................       15,777
     54,000      * NKK Corp .......................................       42,374
          1        Nord-Est .......................................           23
      3,239        Norske Skogindustrier ASA ......................       61,430
      6,101        Novar plc ......................................       12,771
        599        Novozymes a/s (B Shs) ..........................       11,669
     11,000        Obayashi Corp ..................................       30,958
     14,000        OJI Paper Co Ltd ...............................       66,337
      3,000        Okumura Corp ...................................        7,945
      6,307        OneSteel Ltd ...................................        4,847
      3,553        Orica Ltd ......................................       14,639
      1,550        Outokumpu Oyj ..................................       17,241
      4,913        Paperlinx Ltd ..................................       13,844
      2,239        Pechiney S.A. (A Shs) ..........................      119,345
     15,990        Pilkington plc .................................       25,958
      1,224        Rautaruukki Oyj ................................        4,602
      6,031        Rexam plc ......................................       41,481
        125        RHI AG. ........................................          731
     11,339        Rio Tinto Ltd ..................................      228,083
     30,905        Rio Tinto plc ..................................      610,841
      4,160        RMC Group plc ..................................       39,512
        469        Sapa AB ........................................        7,018
      7,250        Sekisui Chemical Co Ltd ........................       20,131
     35,365        Sekisui House Ltd ..............................      252,427
     10,000        SembCorp Marine Ltd ............................        4,989
      9,000        Shimizu Corp ...................................       30,354
     23,103        Shin-Etsu Chemical Co Ltd ......................      977,917
     11,000      * Showa Denko KK .................................       15,852
      6,491        Skanska AB (B Shs) .............................       48,879
      4,408        SNIA S.p.A. ....................................        7,806
        901        Solvay S.A. ....................................       59,148
      1,217        Sons Of Gwalia Ltd .............................        4,326
     19,826        Stora Enso Oyj (R Shs) .........................      250,792
      3,000        Sumitomo Bakelite Co Ltd .......................       22,002
     18,436        Sumitomo Chemical Co Ltd .......................       69,552
      2,000        Sumitomo Forestry Co Ltd .......................       10,473
     68,000      * Sumitomo Metal Industries Ltd ..................       24,628
      7,036        Sumitomo Metal Mining Co Ltd ...................       28,137
      3,000        Sumitomo Osaka Cement Co Ltd ...................        4,188
      5,810        Svenska Cellulosa AB (B Shs) ...................      180,612
        779        Svenskt Stal AB (Ssab) Series A ................        8,085
        590        Svenskt Stal AB (Ssab) Series B ................        5,895
      1,616        Syngenta AG. ...................................       98,729
     15,000        Taiheiyo Cement Corp ...........................       23,088
     11,000        Taisei Corp ....................................       24,069
      9,043        Taylor Woodrow plc .............................       25,239
      2,487        Technical Olympic S.A. .........................        6,726
      7,275        ThyssenKrupp AG. ...............................      114,430
        454        Titan Cement Co S.A. ...........................       15,684
      2,000        Toda Corp ......................................        4,406
      7,000        Tosoh Corp .....................................       20,229
     17,508        Tostem Inax Holding Corp .......................      227,875
      4,000        Toto Ltd .......................................       17,324
      1,815        Toyo Seikan Kaisha Ltd .........................       21,952
      5,098        Transurban Group ...............................       10,883
      1,386        Trelleborg AB (B Shs) ..........................       13,715
     25,286        Ube Industries Ltd .............................       28,809
        284        Umicore ........................................       12,237
      8,463        UPM-Kymmene Oyj ................................      289,415
        477        Uponor Oyj .....................................        8,947
     12,148        Vinci S.A. .....................................      786,885

      1,002        Viohalco S.A. ..................................        6,521
        191        Voest-Alpine AG. ...............................        5,424
        347        Wienerberger AG. ...............................        5,519
      7,082        Wimpey (George) plc ............................       27,733
     19,360        WMC Ltd ........................................      100,533
    122,373        Wolseley plc                                        1,242,468
                                                                     -----------
                   TOTAL BASIC INDUSTRIES                             16,071,140
                                                                     -----------
 CONSUMER CYCLICAL--12.79%
      5,576        Accor S.A. .....................................      223,764
      4,225        Aeon Co Ltd ....................................       84,000
        877        Aoyama Trading Co Ltd ..........................        8,523
      4,553        Aristocrat Leisure Ltd .........................       15,284
      1,705        Arnoldo Mondadori Editore S.p.A. ...............       12,762
        700        Asatsu-DK, Inc .................................       14,736
        500        Autobacs Seven Co Ltd ..........................       11,733
      1,504      * Autogrill S.p.A. ...............................       16,558
        300        Avex, Inc ......................................        6,315
     13,162        BBA Group plc ..................................       55,291
        176        Bekaert S.A. ...................................        7,143
      1,988        Benetton Group S.p.A. ..........................       26,847
     11,000        Bridgestone Corp ...............................      149,395
     97,007      * British Sky Broadcasting Group plc .............     1,49,308
      1,843        Bulgari S.p.A. .................................       15,708
        711        Canal Plus .....................................        2,369
        500        Capcom Co Ltd ..................................       13,355
     16,571        Carlton Communications plc .....................       64,066
      3,000        Casio Computer Co Ltd ..........................       13,808
      1,735        Castorama-Dubois Investissements ...............       94,902
        124        Charles Voegele Holding AG. ....................        4,789
        134      * Club Mediterranee S.A. .........................        6,359
     67,946      * Coles Myer Ltd .................................      311,131
    112,182        Compass Group plc ..............................      750,812
      1,825        Continental AG. ................................       27,114
      4,000        Cycle & Carriage Ltd ...........................        9,241
      9,000      * Daiei, Inc .....................................        6,519
      5,750        Daily Mail & General Trust plc .................       60,591
     10,000        Daimaru, Inc ...................................       37,575
     12,021        DaimlerChrysler AG. (Regd) .....................      548,469
     10,288      * DaimlerChrysler AG. (U.S.) .....................      463,269
      8,331        David Jones Ltd ................................        5,647
      8,000        Denso Corp .....................................      121,327

                       SEE NOTES TO FINANCIAL STATEMENTS

10  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                    INSTITUTIONAL INTERNATIONAL EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----

 CONSUMER CYCLICAL--(CONTINUED)
         40        D'ieteren S.A. .................................  $     6,969
    321,964        Dixons Group plc ...............................    1,198,917
        502        Douglas Holding AG. ............................       12,306
     60,759        Elsevier NV ....................................      814,164
    102,385        EMI Group plc ..................................      528,512
      8,310        Esprit Holdings Ltd ............................       14,383
      1,400        FamilyMart Co Ltd ..............................       22,711
        700        Fast Retailing Co Ltd ..........................       17,429
        400      * Fast Retailing Co Ltd (New) ....................        9,748
      5,260        Fiat S.p.A. ....................................       73,191
      5,000        First Capital Corp Ltd .........................        3,064
      1,850      * Fisher & Paykel Appliances Holdings Ltd ........        7,565
      1,128        Fisher & Paykel Healthcare Corp ................        4,915
        142        Folli-Follie S.A ...............................        2,478
     27,632        Fuji Photo Film Co Ltd .........................      869,399
          3        Fuji Television Network, Inc ...................       15,573
     20,000        Giordano International Ltd .....................       11,923
     10,611        GKN plc ........................................       52,130
    109,447        Granada plc ....................................      213,518
      1,145        Groupe Bruxelles Lambert S.A. ..................       63,679
        822        Grupo Prisa S.A. ...............................        8,311
      2,370        Gruppo Editoriale L'Espresso S.p.A. ............        9,159
      5,000        Gunze Ltd ......................................       15,769
     29,951        GUS plc ........................................      298,552
      2,000        Hankyu Department Stores, Inc ..................       12,072
     15,952        Harvey Norman Holdings Ltd .....................       30,393
        230        Hellenic Duty Free Shops S.A. ..................        1,433
     14,755        Hennes & Mauritz AB (B Shs) ....................      298,427
     42,952        Hilton Group plc ...............................      152,450
      4,000      * Hino Motors Ltd ................................       11,831
     30,281        Honda Motor Co Ltd .............................    1,272,612
      6,004        Independent News & Media plc ...................       11,523
      1,300        Independent Newspapers Ltd .....................        2,317
      3,624      * Inditex S.A. ...................................       68,131
     20,000        Isetan Co Ltd ..................................      196,779
     11,452        Ito-Yokado Co Ltd ..............................      455,368
     24,943        John Fairfax Holdings Ltd ......................       52,715
      7,000      * Kanebo Ltd .....................................       11,620
      1,338        KarstadtQuelle AG. .............................       44,811
      1,041        Kesko Oyj (B Shs) ..............................        9,445
     49,096        Kingfisher plc .................................      270,562
      1,500        Konami Corp ....................................       33,501
      1,613        Koninklijke Vendex KBB NV ......................       21,544
         31        Kuoni Reisen Holding (Regd) ....................       10,267
      5,000        Kuraray Co Ltd .................................       31,954
      2,344        Lagardere S.C.A. ...............................      111,241
        280        Lambrakis Press S.A. ...........................          791
      1,000        Lawson, Inc ....................................       27,766
      6,110        LVMH Moet Hennessy Louis Vuitton S.A. ..........      311,289
      1,141        MAN AG. ........................................       28,478
     67,409        Marks & Spencer Group plc ......................      369,803
     16,354        Marui Co Ltd ...................................      196,197
     68,931        Matsushita Electric Industrial Co Ltd ..........      840,479
     18,475        Mediaset S.p.A. ................................      158,756
      3,559        Michelin (C.G.D.E.) (B Shs) ....................      135,184
     48,000        Mitsubishi Rayon Co Ltd ........................      125,673
      4,000        Mitsukoshi Ltd .................................       10,382
        764      * Modern Times Group AB (B Shs) ..................       21,021
      3,000      * Mycal Corp .....................................           23
      4,745        MyTravel Group plc .............................       16,690
      1,000        Namco Ltd ......................................       19,995
     73,520        News Corp Ltd ..................................      514,791
      9,774        Next plc .......................................      151,012
      4,000        NGK Insulators Ltd .............................       29,034
      1,137        NH Hoteles S.A. ................................       13,044
      3,840        Nintendo Co Ltd ................................      564,985
     91,688        Nissan Motor Co Ltd ............................      662,749
      2,000        Nisshinbo Industries, Inc ......................        7,772
      1,000        Onward Kashiyama Co Ltd ........................        9,545
        672        Oriental Land Co Ltd ...........................       41,932
      1,000        Overseas Union Enterprises Ltd .................        3,688
     14,343        P & O Princess Cruises plc .....................       98,854
        800        Paris Miki, Inc ................................       17,565
     20,399        Pearson plc ....................................      262,015
      6,161        Peugeot Citroen S.A. ...........................      304,213
      1,811        Pinault-Printemps-Redoute S.A. .................      214,550
      2,736        Pioneer Corp ...................................       52,641
     22,637        Pirelli S.p.A. .................................       35,251
      2,647        Preussag AG. ...................................       79,391
        279      * Pt Multimedia Servicos de Telecomunicacoese
                     Multimedia Sgps S.A. .........................        1,872
        139      * Pt Multimedia Servicos de Telecomunicacoese
                     Multimedia Sgps S.A. (New) ...................          873
      1,094        Publicis Groupe S.A. ...........................       37,088
         19        PubliGroupe S.A. (Regd) ........................        4,316
      1,260        Publishing & Broadcasting Ltd ..................        6,691
     14,120        Rank Group plc .................................       58,913

     37,493        Reed International plc .........................      363,586
      4,389        Renault S.A. ...................................      210,590
     30,217        Reuters Group plc ..............................      233,002
        630        Saizeriya Co Ltd ...............................       20,060
        500        Sanrio Co Ltd ..................................        4,376
     96,770        Sanyo Electric Co Ltd ..........................      440,280
      1,127        Schibsted ASA ..................................       12,314
     15,000      * SCMP Group Ltd .................................        8,462
     97,847      * Seat-Pagine Gialle S.p.A. ......................       75,715
      2,200      * Sega Corp ......................................       39,175
      2,000      * Seiyu Ltd ......................................        7,017
      6,000        Seven-Eleven Japan Co Ltd ......................      186,517
     17,000        Shangri-La Asia Ltd ............................       14,385
     12,317        Sharp Corp .....................................      162,449
        800        Shimachu Co Ltd ................................       11,288
        241        Shimamura Co Ltd ...............................       15,693
        800        Shimano, Inc ...................................        9,839
     25,793        Signet Group plc ...............................       44,075
      5,000        Singapore Press Holdings Ltd ...................       66,707
     30,030        Six Continents plc .............................      319,438
      3,201        Sky City Entertainment Group ...................        8,087
      1,130        Skylark Co Ltd .................................       23,020
      1,505        Sodexho Alliance S.A. ..........................       61,393
        811        Sol Melia S.A. .................................        6,205
     33,831        Sony Corp ......................................    1,758,753
      5,390        TAB Ltd ........................................        8,055
      2,372        TABCORP Holdings Ltd ...........................       14,280
      4,000        Takashimaya Co Ltd .............................       20,825
     19,000        Teijin Ltd .....................................       62,074
      1,787        Telefonica Publicidad E Informacion S.A. .......        7,670
        734      * Telepizza S.A. .................................        1,037
      3,000        Television Broadcasts Ltd ......................       13,962
     19,738      * Telewest Communications plc ....................        3,654
      2,737        TF1 TV Francaise ...............................       85,146
      3,040        The Warehouse Group Ltd ........................        9,768
        200        Toho Co Ltd ....................................        2,261
      1,800      * Toho Co Ltd (New) ..............................       20,345
        578        Tokyo Broadcasting System, Inc .................       10,925
      2,000        Tokyo Style Co Ltd .............................       16,765
     20,000        Toray Industries, Inc ..........................       54,929
      8,000        Toyobo Co Ltd ..................................       10,865
        600        Toyoda Gosei Co Ltd ............................        7,089
     74,077        Toyota Motor Corp ..............................    2,135,096

                        SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  11

                   INSTITUTIONAL INTERNATIONAL EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----

 CONSUMER CYCLICAL--(CONTINUED)
      7,609        United Business Media plc ......................  $    66,203
      1,741        UNY Co Ltd .....................................       15,619
      1,649        Valeo S.A. .....................................       73,223
         90        Valora Holding AG. .............................       15,251
     23,225        Vivendi Universal S.A. .........................      903,246
      5,815        VNU NV .........................................      184,655
      9,893        Volkswagen AG. .................................      521,803
      5,610        Volvo AB (B Shs) ...............................      111,028
      9,000        Wacoal Corp ....................................       67,907
      4,499        Whitbread plc ..................................       41,643
      7,168        Wolters Kluwer NV ..............................      150,079
     43,300        Woolworths Ltd .................................      288,399
        400        World Co Ltd ...................................       11,016
     48,887        WPP Group plc ..................................      558,313
        400        Yamada Denki Co Ltd ............................       27,253
      2,000        Yamaha Motor Co Ltd ............................       12,087
                                                                     -----------
                   TOTAL CONSUMER CYCLICAL ........................   26,794,280
                                                                     -----------
 CONSUMER NON-CYCLICAL--8.52%
      8,500        Aderans Co Ltd .................................      252,689
        854        Adidas-Salomon AG. .............................       61,606
      1,048        AGFA Gevaert NV ................................       15,862
     44,175        Ajinomoto Co, Inc ..............................      399,971
      4,998        Altadis S.A. ...................................       91,782
        125        Ariake Japan Co Ltd ............................        3,575
      6,585        Asahi Breweries Ltd ............................       53,163
        107        Bang & Olufsen a/s (B Shs) .....................        3,089
        558        Beiersdorf AG. .................................       67,177
     13,174        Boots Co plc ...................................      126,160
    126,891        British American Tobacco plc ...................    1,219,677
     22,571        BRL Hardy Ltd ..................................      127,687
      6,214        Bunzl plc ......................................       46,898
     38,072        Cadbury Schweppes plc ..........................      262,805
        193        Carlsberg a/s (A Shs) ..........................        6,818
     11,299        Carrefour S.A. .................................      532,284
        554        Casino Guichard-Perrachon ......................       40,259
         39      * Casino Guichard-Perrachon A Wts 12/15/03 .......           99
         39      * Casino Guichard-Perrachon B Wts 12/15/05 .......          135
      9,160        Coca-Cola Amatil Ltd ...........................       28,403
      2,152        Coca-Cola Hellenic Bottling Co S.A. ............       28,912
        500        Coca-Cola West Japan Co Ltd ....................        8,356
        284        Colruyt S.A. ...................................       11,744
     12,317        Compagnie Financiere Richemont AG. (Units)
                     (A Shs) ......................................      283,791
        906        Danisco As .....................................       28,707
        899        Delhaize "Le Lion" S.A. ........................       41,410
    117,709        Diageo plc .....................................    1,538,730
      5,850        Electrolux AB Series B .........................      103,917
      1,349        Essilor International S.A. .....................       48,310
     32,435        Foster's Group Ltd .............................       80,147
        201        Fourlis S.A. ...................................          621
      3,000        Fraser & Neave Ltd .............................       12,691
        120        Givaudan S.A. (Regd) ...........................       38,530
     88,229        Goodman Fielder Ltd ............................       71,573
      2,745        Greencore Group plc ............................        7,663
      9,858        Groupe Danone ..................................    1,161,861
        503        Hartwall Oyj ABP ...............................       12,945
      3,084        Heineken NV ....................................      125,644
      2,500        Hite Brewery Co Ltd ............................      153,546
        187        House Foods Corp ...............................        1,658
      9,138        Imperial Tobacco Group plc .....................      150,945
      2,441        Interbrew S.A. .................................       67,612
      3,400        ITO EN Ltd .....................................      119,803
         11        Japan Tobacco, Inc .............................       66,647
        420      * Jeronimo Martins Sgps S.A. .....................        3,298
        906        Kamps AG. ......................................        8,323
     28,273        Kao Corp .......................................      526,914
        600        Katokichi Co Ltd ...............................        9,869
      2,102        Kerry Group (Class A) ..........................       27,965
      2,000        Kikkoman Corp ..................................       10,880
     11,374        Kirin Brewery Co Ltd ...........................       77,323
     26,000        Li & Fung Ltd ..................................       41,501
     10,442        L'Oreal S.A. ...................................      772,029
      2,822        Luxottica Group S.p.A. .........................       55,269
      2,000        Meiji Dairies Corp .............................        5,131
      4,000        Meiji Seika Kaisha Ltd .........................       14,215
      2,159        Metro AG. ......................................       73,720
     15,812        Nestle S.A. (Regd) (B Shs) .....................    3,516,260
      6,000        Nichirei Corp ..................................       16,388
      3,000        Nippon Meat Packers, Inc .......................       29,200
      2,663        Nisshin Seifun Group, Inc ......................       16,034
      2,300        Nissin Food Products Co Ltd ....................       41,997
      1,000        Noritake Co Ltd ................................        3,848
      2,099        Numico NV ......................................       57,864
      2,849        Orkla ASA ......................................       51,453
        745      * PAN Fish ASA ...................................        1,670

        166        Papastratos Cigarette Co .......................        2,245
     12,670        Parmalat Finanziaria S.p.A. ....................       40,676
      7,096        Pernod-Ricard ..................................      566,428
      2,000        QP Corp ........................................       15,090
     16,274        Reckitt Benckiser plc ..........................      267,430
      1,610        Rinascente S.p.A. ..............................        6,082
      7,300        Rinnai Corp ....................................      131,090
     25,519        Royal Ahold NV .................................      669,656
     26,867        Safeway plc ....................................      112,385
     83,869        Sainsbury (J) plc ..............................      477,121
      3,000        Sapporo Breweries Ltd ..........................        8,104
     13,694        Scottish & Newcastle plc .......................      109,201
      6,367        Shiseido Co Ltd ................................       66,055
      2,000      * Snow Brand Milk Products Co ....................        2,520
        676        Societe BIC S.A. ...............................       24,179
      9,528      * Sonae Sgps S.A. ................................        7,647
     12,920        Southcorp Ltd ..................................       44,544
      5,836        Swedish Match AB ...............................       38,876
      2,235        Takara Holdings, Inc ...........................       16,948
     11,509        Tate & Lyle plc ................................       57,238
    196,549        Tesco plc ......................................      674,525
      6,027        The Swatch Group AG. (Regd) ....................      130,265
        600        Uni-Charm Corp .................................       16,479
     15,343        Unilever NV (Cert) .............................      880,737
     70,177        Unilever plc ...................................      561,618
      6,088        Waterford Wedgwood plc (Units) .................        4,143
        367        Wella AG. ......................................       18,890
      2,000        Yakult Honsha Co Ltd ...........................       19,542
      2,000        Yamazaki Baking Co Ltd .........................       10,910
                                                                     -----------
                   TOTAL CONSUMER NON-CYCLICAL ....................   17,847,677
                                                                     -----------
 ENERGY--9.98%
     97,466        BG Group plc ...................................      422,621
    411,917        BP plc .........................................    3,666,062
     48,338        BP plc (Spon ADR) ..............................    2,566,748
    114,854        Centrica plc ...................................      372,081
     35,000        CNOOC Ltd ......................................       43,527
        769        Energy Developments Ltd ........................        1,839
    123,424        ENI S.p.A. .....................................    1,808,918
      2,714        Fortum Oyj .....................................       14,419
      1,779        Gas Natural SDG S.A. ...........................       30,590
      1,094        Hellenic Petroleum S.A. ........................        5,516
     58,454        Hong Kong & China Gas Co Ltd ...................       81,313
     11,200        Hydralift ASA ..................................      100,819
     20,784        IHC Caland NV ..................................    1,050,734
      4,505        Italgas S.p.A. .................................       43,035


                       SEE NOTES TO FINANCIAL STATEMENTS

12  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                    INSTITUTIONAL INTERNATIONAL EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----

 ENERGY--(CONTINUED)
     11,000        Japan Energy Corp ..............................  $    14,525
    114,461        Lattice Group plc ..............................      284,422
     29,000        Nippon Mitsubishi Oil Corp .....................      138,070
      4,015        Norsk Hydro ASA ................................      194,348
        215        OMV AG. ........................................       20,518
     12,222        Origin Energy Ltd ..............................       20,286
     32,000        Osaka Gas Co Ltd ...............................       70,985
      1,278      * Petroleum Geo-Services ASA .....................        6,599
     15,478        Repsol YPF S.A. ................................      195,116
     62,911        Royal Dutch Petroleum Co .......................    3,443,899
      9,336        Santos Ltd .....................................       28,998
    291,781        Shell Transport & Trading Co plc ...............    2,173,045
      3,000        Showa Shell Sekiyu KK ..........................       18,199
        398        Smedvig a/s (A Shs) ............................        3,425
        223        Smedvig a/s (B Shs) ............................        1,641
      6,733        Statoil ASA ....................................       53,366
        234        Technip-Coflexip S.A. ..........................       32,193
      2,000        Teikoku Oil Co Ltd .............................        8,270
     95,000        Tokyo Gas Co Ltd ...............................      230,091
      4,000        TonenGeneral Sekiyu KK .........................       30,332
     22,347        Total Fina Elf S.A. ............................    3,450,663
     34,483        Woodside Petroleum Ltd .........................      270,345
                                                                     -----------
                   TOTAL ENERGY ...................................   20,897,558
                                                                     -----------
 FINANCIAL SERVICES--22.32%
      9,963        3i Group plc ...................................      111,654
      5,000        77 Bank Ltd ....................................       20,523
     73,705        ABN Amro Holding NV ............................    1,399,798
      1,261        Acom Co Ltd ....................................       76,306
     34,604        Aegon NV .......................................      844,664
        300        Aeon Credit Service Co Ltd .....................       14,962
        900        Aiful Corp .....................................       49,504
      6,404        Alleanza Assicurazioni .........................       61,566
     96,700        Allgreen Properties Ltd ........................       62,408
      4,476        Allianz AG. (Regd) .............................    1,066,014
     23,462        Allied Irish Banks plc .........................      288,599
      2,363        Alpha Bank S.A. ................................       37,065
      6,238        AMP Diversified Property Trust .................        8,156
     47,176        AMP Ltd ........................................      478,373
     19,821        Amvescap plc ...................................      273,501
      8,000      * Ashikaga Bank Ltd ..............................       10,261
     38,197        Assicurazioni Generali S.p.A. ..................      942,697
     25,873        Australia and New Zealand Banking Group Ltd ....      245,372
        934        Australian Stock Exchange Ltd ..................        6,475
     41,107        AXA ............................................      927,731
     11,369        Banca Di Roma ..................................       27,374
      3,941        Banca Fideuram S.p.A. ..........................       31,665
     12,275        Banca Monte Dei Paschi Siena ...................       35,981
     26,722      * Banca Nazionale Del Lavoro S.p.A. ..............       59,795
      7,632      * Banca Popolare Di Milano .......................       28,696
     95,370        Banco Bilbao Vizcaya Argentaria S.A. ...........    1,135,676
     27,886        Banco Comercial Portugues S.A. (Regd) ..........       98,040
        572      * Banco Espirito Santo S.A. ......................        6,038
      1,703        Banco Espirito Santo S.A. (Regd) ...............       17,977
    128,644        Banco Santander Central Hispano S.A. ...........    1,077,385
     22,162        Bank Of East Asia Ltd ..........................       44,183
      9,000        Bank Of Fukuoka Ltd ............................       29,539
     29,927        Bank Of Ireland ................................      327,852
      1,796        Bank Of Piraeus ................................       10,874
     22,000        Bank Of Yokohama Ltd ...........................       76,855
     56,815        Barclays plc ...................................    1,755,629
     10,116        Bayerische Hypo-und Vereinsbank AG. ............      370,654
     19,014        Bipop-Carire S.p.A. ............................       29,443
     34,109        BNP Paribas ....................................    1,722,890
      5,316        BPI-SGPS S.A. (Regd) ...........................       12,522
      7,690        British Land Co plc ............................       56,669
     22,346        BT Office Trust ................................       18,247
      1,552      * BTG plc ........................................       12,597
      8,371      * Canary Wharf Group plc .........................       54,297
     36,589        CapitaLand Ltd .................................       34,726
     66,010        CGNU plc .......................................      696,527
     31,000        Cheung Kong Holdings Ltd .......................      277,219
     11,000        Chiba Bank Ltd .................................       34,859
     14,800        City Developments Ltd ..........................       52,574
      2,039        Close Brothers Group plc .......................       21,631
      8,160        Colonial First State Property Trust Group ......        9,276
        962        Commercial Bank Of Greece ......................       22,055
     49,265      * Commonwealth Bank Of Australia .................      842,408
      1,934        Corporacion Mapfre S.A. ........................       13,008
      1,679        Credit Lyonnais S.A. ...........................       63,951
      1,800        Credit Saison Co Ltd ...........................       37,552
     45,559        Credit Suisse Group ............................    1,726,939
        140      * Daido Life Insurance Co Ltd ....................      285,209
     88,150      * Daiwa Bank Holdings, Inc .......................       55,869
     20,000        Daiwa Securities Group, Inc ....................      118,309
     19,126        Danske Bank a/s ................................      298,523
     32,518        DBS Group Holdings Ltd .........................      261,006

     17,179        Deutsche Bank AG. (Regd) .......................    1,108,121
        636        Deutsche Boerse AG. ............................       26,161
     16,990        Deutsche Office Trust ..........................       11,516
     19,291        Dexia ..........................................      291,314
      8,445        DnB Holding ASA ................................       44,560
      1,382        Drott AB (B Shs) ...............................       15,610
      2,059        EFG Eurobank Ergasias S.A. .....................       25,471
        380        Erste Bank Der Oesterreichischen Sparkassen AG.        23,650
     23,217        Fortis .........................................      516,483
     11,751        Gandel Retail Trust ............................        7,149
     28,081        General Property Trust .........................       41,213
      1,303        Gjensidige NOR Sparebank .......................       43,966
      2,522        Great Portland Estates plc .....................       10,181
      1,469        Green Property plc .............................        9,753
      6,000        Gunma Bank Ltd .................................       25,352
      3,866        Hammerson plc ..................................       31,104
     67,000        Hang Lung Properties Ltd .......................       63,136
     20,115        Hang Seng Bank Ltd .............................      225,010
    107,549        HBOS plc .......................................    1,161,641
     11,749        Henderson Land Development Co Ltd ..............       48,955
      9,000      * Hokuriku Bank Ltd ..............................       13,921
     17,000        Hong Kong Exchanges & Clearing Ltd .............       26,373
      3,000        Hotel Properties Ltd ...........................        1,985
    261,867        HSBC Holdings plc (United Kingdom) .............    3,027,938
     10,307        Hysan Development Co Ltd .......................       10,506
     51,121        ING Groep NV ...................................    1,391,438
    149,691        Insurance Australia Group Ltd ..................      271,623
     93,084        IntesaBci S.p.A. ...............................      279,347
     11,801        IntesaBci S.p.A. (Rnc) .........................       24,811
        624      * IntesaBci S.p.A. Put Wts 11/15/02 ..............        1,453
      8,970        Irish Life & Permanent plc .....................      113,076
     10,000        Joyo Bank Ltd ..................................       24,522
      2,632        KBC Bancassurance Holding NV ...................       86,105
      4,000        Keppel Land Ltd ................................        3,905
      3,370        Kookmin Credit Card Co Ltd .....................      141,965
     11,403        Land Securities plc ............................      145,004
    146,480        Legal & General Group plc ......................      336,869
      6,088        Lend Lease Corp Ltd ............................       38,047
    183,257        Lloyds TSB Group plc ...........................    1,881,507
      5,612        Macquarie Bank Ltd .............................       99,617
     33,168        Macquarie Infrastructure Group .................       60,893
      5,547        Man Group plc ..................................       94,392
     11,664        Marschollek Lautenschlaeger Und Partner ........      802,545


                        SEE NOTES TO FINANCIAL STATEMENTS

                 2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 13

                    INSTITUTIONAL INTERNATIONAL EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                               VALUE
   ------                                                               -----

 FINANCIAL SERVICES--(CONTINUED)
     18,158        Mediobanca S.p.A. ..............................  $   190,565
      3,241        Mediolanum S.p.A. ..............................       29,235
        641        Metrovacesa S.A. ...............................        9,971
      9,289        Mirvac Group ...................................       19,483
     13,000        Mitsubishi Estate Co Ltd .......................       92,791
        110        Mitsubishi Tokyo Financial .....................      672,277
     11,096        Mitsui Fudosan Co Ltd ..........................       88,661
     30,500        Mitsui Sumitomo Insurance Co ...................      143,370
      7,000        Mitsui Trust Holding Inc .......................       11,197
         87        Mizuho Holdings, Inc ...........................      207,433
      2,009        Muenchener Rueckver AG. (Regd) .................      500,498
     50,994        National Australia Bank Ltd ....................      929,942
      2,929        National Bank Of Greece S.A. ...................       57,850
     24,639        New World Development Co Ltd ...................       20,217
     88,000      * Nikko Cordial Corp .............................      388,427
     80,800        Nomura Holdings, Inc ...........................    1,047,992
      1,270        Nordea AB (Finland) ............................        7,139
     61,394        Nordea AB (Sweden) .............................      349,698
      1,300        ORIX Corp ......................................       97,499
     15,739        Oversea-Chinese Banking Corp Ltd ...............      117,793
      6,000        Parkway Holdings Ltd ...........................        2,798
        359        Pohjola Group plc (D Shs) ......................        8,018
      1,200        Promise Co Ltd .................................       51,519
      3,352        Provident Financial plc ........................       34,272
     61,274        Prudential plc .................................      617,760
      8,726        QBE Insurance Group Ltd ........................       33,484
      5,910        RAS S.p.A. .....................................       77,337
     32,459        Royal & Sun Alliance Insurance Group plc .......      136,354
     91,231        Royal Bank Of Scotland Group plc ...............    2,348,827
      4,576      * Sampo Oyj (A Shs) ..............................       39,122
     19,397        Sanpaolo IMI S.p.A. ............................      228,105
      1,667        Schroders plc ..................................       21,364
     10,000        Shizuoka Bank Ltd ..............................       64,587
     10,900        Singapore Exchange Ltd .........................        7,685
      2,000        Singapore Land Ltd .............................        3,731
     24,205        Sino Land Co Ltd ...............................        9,155
     26,491        Skandia Forsakrings AB .........................      134,268
      8,758        Skandinaviska Enskilda Banken (A Shs) ..........       87,088
      7,280        Slough Estates plc .............................       40,430
      8,414        Societe Generale (A Shs) .......................      532,170
     10,558        Stockland Trust Group ..........................       24,342
        346      * Stockland Trust Group ..........................          764
      2,862      * Storebrand ASA .................................       16,527
     54,845        Sumitomo Mitsui Banking Corp ...................      228,427
      7,000        Sumitomo Realty & Development Co Ltd ...........       36,443
     16,000        Sumitomo Trust & Banking Co Ltd ................       67,122
     29,483        Sun Hung Kai Properties Ltd ....................      223,963
      8,764        Suncorp-Metway Ltd .............................       58,466
      3,000        Suruga Bank Ltd ................................       13,921
     17,862        Svenska Handelsbanken AB (A Shs) ...............      256,078
      7,599        Swiss Reinsurance Co (Regd) ....................      699,170
      1,330        Takefuji Corp ..................................       81,485
        103        TK Development .................................        1,596
     31,747        Tokio Marine & Fire Insurance Co Ltd ...........      225,405
        454      * Topdanmark As ..................................       11,082
      1,946        Tower Ltd ......................................        4,325
     40,835        UBS AG. (Regd) .................................    2,010,414
         37        UFJ Holdings, Inc ..............................       88,777
        522        Unibail ........................................       27,733
     69,824        Unicredito Italiano S.p.A. .....................      303,350
     20,056        United Overseas Bank Ltd .......................      165,330
      4,000        United Overseas Land Ltd .......................        4,013
      1,871        Vallehermoso S.A. ..............................       14,347
      1,860      * WCM Beteiligungs & Grundbesitz AG. .............       17,200
      6,594        Westfield Holdings Ltd .........................       58,770
      1,098      * Westfield Trust ................................        1,875
     29,988        Westfield Trust (Units) ........................       51,854
     65,155        Westpac Banking Corp ...........................      542,803
      6,000        Wing Tai Holdings Ltd ..........................        3,042
     16,000        Yasuda Fire & Marine Insurance Co Ltd ..........       82,454
      2,362        Zurich Financial Services AG. ..................      547,731
                                                                     -----------
                   TOTAL FINANCIAL SERVICES                           46,755,257
                                                                     -----------
 HEALTH CARE--9.57%
      1,087        Altana AG. .....................................       58,557
     17,686        Amersham plc ...................................      193,546
     56,710        AstraZeneca plc (United Kingdom) ...............    2,815,929
     19,904        Aventis S.A. ...................................    1,375,231
      3,000        Banyu Pharmaceutical Co Ltd ....................       38,254
      5,141      * Celltech Group plc .............................       46,963
     22,316        Chugai Pharmaceutical Co Ltd ...................      252,063
        739        Cochlear Ltd ...................................       16,939
        307        Coloplast a/s (B Shs) ..........................       19,815
      2,718        CSL Ltd ........................................       59,938
      4,485        Daiichi Pharmaceutical Co Ltd ..................       83,755
      3,356        Eisai Co Ltd ...................................       82,802
      5,527      * Elan Corp plc ..................................       74,254

        559        Fresenius Medical Care AG. .....................       34,059
      3,000        Fujisawa Pharmaceutical Co Ltd .................       65,870
        400        Galen Holdings plc .............................        3,532
      2,575        Gambro AB (A Shs) ..............................       15,910
      1,483        Gambro AB (B Shs) ..............................        9,163
        534        Gehe AG. .......................................       21,662
    186,835        GlaxoSmithKline plc ............................    4,400,519
      1,079        H. Lundbeck a/s ................................       31,023
        774        Instrumentarium Oyj ............................       19,582
        100        iShares MSCI EAFE Index Fund ...................       12,010
      1,000        Kaken Pharmaceutical Co Ltd ....................        5,433
      3,669        Kyowa Hakko Kogyo Co Ltd .......................       19,794
        775        Merck Kgaa .....................................       23,731
        350        Nobel Biocare AB ...............................       16,692
     86,200        Novartis AG. (Regd) ............................    3,390,468
      7,245        Novo Nordisk a/s (B Shs) .......................      288,656
        226        Omega Pharma S.A. ..............................        9,316
        467        Orion-Yhtyma (B Shs) ...........................        9,228
        440        Phonak Holding AG. (Regd) ......................        7,391
      1,617      * Qiagen NV ......................................       25,096
         62        Roche Holding AG. (Br) .........................        5,981
     32,831        Roche Holding AG. (Genusscheine) ...............    2,552,398
      5,514        Sankyo Co Ltd ..................................       84,249
     19,787        Sanofi-Synthelabo S.A. .........................    1,270,480
      5,597        Schering AG. ...................................      327,633
        497        Serono S.A. (B Shs) ............................      437,362
     14,461        Shionogi & Co Ltd ..............................      226,951
     29,416        Smith & Nephew plc .............................      171,952
      1,752        Sonic Healthcare Ltd ...........................        5,666
      2,449        SSL International plc ..........................       18,867
        120        Sulzer Medica AG. (Regd) .......................       11,060
        400        Suzuken Co Ltd .................................        6,519
         61        Synthes-Stratec, Inc ...........................       40,079
      2,377        Taisho Pharmaceutical Co Ltd ...................       35,960
     27,081        Takeda Chemical Industries Ltd .................    1,097,260
        208        Tecan Group AG. (Regd) .........................       13,419
      3,200        Terumo Corp ....................................       41,601
      1,434        UCB S.A. .......................................       55,670
        349      * William Demant Holding .........................        8,806
      4,000        Yamanouchi Pharmaceutical Co Ltd ...............       99,898
      1,720        Zeltia S.A. ....................................       16,551
                                                                     -----------
                   TOTAL HEALTH CARE ..............................   20,055,543
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

14  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                    INSTITUTIONAL INTERNATIONAL EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                               VALUE
   ------                                                               -----

 OTHER--2.65%
     12,155        Adecco S.A. (Regd) .............................  $   771,517
     13,926        Aegis Group plc ................................       24,788
      3,709        Amadeus Global Travel Distribution S.A. (A Shs)        26,371
        301        Amer Group plc .................................        8,482
      3,201        Amey plc .......................................       11,874
     40,200        Assa ABloy AB (B Shs) ..........................      531,694
      3,700        Auckland International Airport Ltd .............        7,133
     15,802        BAA plc ........................................      143,338
         53        Bellsystem 24, Inc .............................       17,395
      1,100        Benesse Corp ...................................       25,148
      7,273        Capita Group plc ...............................       42,981
     18,946        Chubb plc ......................................       47,888
      1,149        DCC plc ........................................       12,209
      2,503        De La Rue plc ..................................       16,520
      5,429        Deutsche Post AG. (Regd) .......................       81,178
      5,894        Electrocomponents plc ..........................       40,077
        100        Flughafen Wien AG. .............................        3,119
      2,431        Fugro NV .......................................      136,790
        300        Fuji Soft ABC, Inc .............................        9,846
        227        Group 4 Falck A/S ..............................       27,172
      2,284        Hagemeyer NV ...................................       50,610
      2,000        Haw Par Corp Ltd ...............................        4,599
     19,680        Hays plc .......................................       50,584
        200        Hitachi Software Engineering Co Ltd ............        7,998
     59,533        Hutchison Whampoa Ltd ..........................      524,744
        643      * ISS a/s ........................................       32,636
     19,946        Itochu Corp ....................................       68,626
        500        Itochu Techno-Science Corp .....................       20,862
     25,000        Keppel Corp Ltd ................................       55,589
     10,921        Kidde plc ......................................       12,674
         83        Kobenhavns Lufthavne As ........................        5,942
        314        M.J. Maillis S.A. ..............................        1,501
     16,000      * Marubeni Corp ..................................       11,831
        600        Meitec Corp ....................................       17,927
     18,682        Mitsubishi Corp ................................      140,818
     20,368        Mitsui & Co Ltd ................................      124,328
          1        NET One Systems Co Ltd .........................        4,957
          1      * Net One Systems Co Ltd (New) ...................        4,957
        200        Nippon System Development Co Ltd ...............        6,745
      2,185        OCE NV .........................................       25,810
        772        OM AB ..........................................        9,428
        900        Oracle Corp (Japan) ............................       50,251
        454      * Ostasiatiske Kompagni ..........................        9,111
    262,069      * Pacific Dunlop Ltd .............................      170,635
     48,719        Rentokil Initial plc ...........................      196,334
     10,870        Secom Co Ltd ...................................      480,616
     10,217        Securicor plc ..................................       17,750
      9,427        Securitas AB (B Shs) ...........................      187,025
      5,762        Serco Group plc ................................       25,108
         73        SGS Societe Generale Surveillance Holdings S.A.        18,274
      3,014        Softbank Corp ..................................       56,739
     10,000        Sumitomo Corp ..................................       55,457
     15,800        Swire Pacific Ltd (A Shs) ......................       85,484
     10,442      * Terra Lycos S.A. ...............................       81,985
        331        TIS, Inc .......................................        6,943
      5,206        TPG NV .........................................      108,228
        200        Trans Cosmos, Inc ..............................        5,961
     20,764        Vedior NV ......................................      280,771
     26,339        Wesfarmers Ltd .................................      448,416
     43,833        Wharf Holdings Ltd .............................      104,247
                                                                     -----------
                   TOTAL OTHER ....................................    5,558,021
                                                                     -----------
 PRODUCER DURABLES--4.46%
     19,504      * ABB Ltd ........................................      154,820
      2,858        Advantest Corp .................................      214,564
        680        Aixtron AG. ....................................       12,553
      3,458        Alstom .........................................       46,246
      3,331        Amada Co Ltd ...................................       17,090
      1,000        Amano Corp .....................................        6,579
      3,188        Atlas Copco AB (B Shs) .........................       72,327
      5,413        Balfour Beatty plc .............................       16,495
         68        Barco NV .......................................        3,203
         78        BWT AG. ........................................        2,003
      8,721      * Chartered Semiconductor Manufacturing Ltd ......       23,081
      1,000        Daifuku Co Ltd .................................        3,690
     19,000        Daikin Industries Ltd ..........................      344,061
      4,000        Ebara Corp .....................................       22,153
      7,906        Fanuc Ltd ......................................      434,269
         50        Fischer (Georg) Ltd (Regd) .....................       10,301
      7,353        FKI plc ........................................       20,156
        390      * FLS Industries a/s (B Shs) .....................        3,639
     13,000      * Fuji Electric Co Ltd ...........................       30,309
        300        Fuji Machine Manufacturing Co Ltd ..............        4,753
     34,106        Fujitsu Ltd ....................................      261,197
     46,967      * Hitachi Ltd ....................................      343,390
      8,000      * Hitachi Zosen Corp .............................        4,105
      4,578        IMI plc ........................................       20,470

     70,943        Invensys plc ...................................      125,268
     20,000      * Ishikawajima-Harima Heavy Industries Co Ltd ....       36,971
     27,000      * Kawasaki Heavy Industries Ltd ..................       26,891
        137        KCI Konecranes International ...................        4,243
     22,404        Komatsu Ltd ....................................       80,126
         92        Komori Corp ....................................        1,102
        147        Kone Oyj (B Shs) ...............................       13,465
     43,147        Koninklijke Philips Electronics NV .............    1,316,304
      1,000        Koyo Seiko Co Ltd ..............................        4,987
     13,000        Kubota Corp ....................................       40,118
      1,000        Kurita Water Industries Ltd ....................       11,016
      3,408      * Kvaerner ASA ...................................        3,585
     18,777      * Logitech International S.A. (Regd) .............      889,830
        500        Mabuchi Motor Co Ltd ...........................       45,648
      1,204        Makita Corp ....................................        7,849
      1,633        Metso Oyj ......................................       19,802
     25,789      * Mitsubishi Electric Corp .......................      118,696
     49,000        Mitsubishi Heavy Industries Ltd ................      160,456
      9,000      * Mitsui Engineering & Shipbuilding Co Ltd .......        8,828
      1,000        Mori Seiki Co Ltd ..............................        8,315
     24,733        NEC Corp .......................................      206,023
        199      * NEG Micon a/s ..................................        6,971
      3,470        Nikon Corp .....................................       37,100
        220        NKT Holding a/s ................................        2,466
      7,592        NSK Ltd ........................................       32,823
      4,704        NTN Corp .......................................       11,109
      9,000      * Oki Electric Industry Co Ltd ...................       21,866
      2,762        Pace Micro Technology plc ......................        2,714
      1,500        Samsung Electronics Co Ltd .....................      404,118
      1,000        Sanden Corp ....................................        3,003
      7,209        Sandvik AB .....................................      171,556
          8        Schindler Holdings AG. (Regd) ..................       14,032
      4,736        Schneider Electric S.A. ........................      239,635
     10,000        SembCorp Industries Ltd ........................        8,948
        206      * SGL Carbon AG. .................................        4,493
     25,767        Siemens AG. ....................................    1,708,392
     20,927        Singapore Technologies Engineering Ltd .........       26,217
      1,666        SKF AB (B Shs) .................................       38,842
      2,100        SMC Corp .......................................      247,973
      3,000      * ST Assembly Test Services ......................        5,011
      2,000        Stanley Electric Co Ltd ........................       16,132
         35      * Sulzer AG. (Regd) ..............................        7,669
      9,820      * Sumitomo Heavy Industries Ltd ..................        6,891


                        SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  15

                   INSTITUTIONAL INTERNATIONAL EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                               VALUE
   ------                                                               -----
 PRODUCER DURABLES--(CONTINUED)
      1,000        Takuma Co Ltd ..................................  $     7,070
      1,689      * Tandberg ASA ...................................       21,419
      2,600        THK Co Ltd .....................................       49,436
      1,234      * Thomson Multimedia .............................       38,443
      9,001        Tokyo Electron Ltd .............................      625,491
      2,724        Tomra Systems ASA ..............................       25,292
     48,488        Toshiba Corp ...................................      203,048
      1,900        Toyota Industries Corp .........................       30,392
      1,000        Ushio, Inc .....................................       12,472
         96        VA Technologie AG. .............................        2,636
      1,581        Vestas Wind Systems a/s ........................       50,095
        474        Wartsila Oyj (B Shs) ...........................        7,567
      5,000        Yokogawa Electric Corp .........................       41,310
                                                                     -----------
                   TOTAL PRODUCER DURABLES ........................    9,333,609
                                                                     -----------
 TECHNOLOGY--7.07%
     16,902        Alcatel S.A. ...................................      241,230
      1,556        Alps Electric Co Ltd ...........................       18,785
        870        Altran Technologies S.A. .......................       49,789
      2,000        Anritsu Corp ...................................       15,845
     20,317      * ARM Holdings plc ...............................       82,165
     13,553        Asahi Glass Co Ltd .............................       86,308
        141        Ascom Holding AG. (Regd) .......................        1,970
      2,500        ASM Pacific Technology Ltd .....................        6,090
     53,109      * ASML Holding NV ................................    1,338,986
        239      * Atos Origin ....................................       18,671
        743      * Business Objects ...............................       32,247
     36,922        Canon, Inc .....................................    1,370,633
      1,715        Cap Gemini S.A. ................................      127,621
      4,241        Citizen Watch Co Ltd ...........................       25,599
      7,082        CMG plc ........................................       26,422
        467        Comptel Oyj ....................................        1,202
      5,936        Computershare Ltd ..............................        7,793
        750        Creative Technology Ltd ........................        9,071
      1,582        CSK Corp .......................................       41,778
     11,321        Dai Nippon Printing Co Ltd .....................      127,189
      2,000        Dainippon Screen Manufacturing Co Ltd ..........        7,394
        713        Dassault Systemes S.A. .........................       34,584
      3,000        Datacraft Asia Ltd .............................        6,720
      5,000      * Digiland International .........................          556
        430      * EDB Business Partner ASA .......................        3,092
        798      * Epcos AG. ......................................       36,841
      8,656        ERG Ltd ........................................        1,201
    188,247      * Ericsson (LM) (B Shs) ..........................      796,007
      2,504      * Flextronics International Ltd ..................       45,698
      7,000        Fujikura Ltd ...................................       26,408
        200        Fujitsu Support & Service, Inc .................        3,622
     14,000        Furukawa Electric Co Ltd .......................       67,922
      7,943        Futuris Corp Ltd ...............................        7,546
      5,000        GES International Ltd ..........................        1,573
      3,621      * Getronics NV ...................................       12,035
        500        Hirose Electric Co Ltd .........................       34,934
      2,000        Hitachi Cable Ltd ..............................        8,436
      5,472        Hoya Corp ......................................      382,734
      6,974      * Infineon Technologies AG. ......................      158,063
      1,244        Intracom S.A. ..................................        9,311
        172      * Iona Technologies plc ..........................        2,830
    170,381        Johnson Electric Holdings Ltd ..................      239,195
      1,800        Keyence Corp ...................................      343,880
      1,000        Kokuyo Co Ltd ..................................        8,654
      3,000        Konica Corp ....................................       18,969
        383      * Kudelski S.A. (Br) .............................       19,790
      3,270        Kyocera Corp ...................................      226,250
      1,000        Kyowa Exeo Corp ................................        4,799
      7,131        Logica plc .....................................       46,762
     52,140      * Marconi plc ....................................        5,168
      1,200        Matsushita Communication Industrial Co Ltd .....       41,197
      1,986      * Merkantildata ASA ..............................        1,839
     35,000        Minebea Co Ltd .................................      225,790
     12,883        Misys plc ......................................       53,798
      1,300        Mitsumi Electric Co Ltd ........................       20,795
      5,398        Murata Manufacturing Co Ltd ....................      346,196
        482      * Navision a/s ...................................       16,121
      1,294      * Nera ASA .......................................        2,593
      2,000        NGK Spark Plug Co Ltd ..........................       16,388
        426        Nidec Corp .....................................       27,257
      1,000        Nippon Comsys Corp .............................        5,568
      9,000        Nippon Sheet Glass Co Ltd ......................       32,120
      9,100        Nitto Denko Corp ...............................      265,719
    151,020        Nokia Oyj ......................................    3,192,257
         14        NTT Data Corp ..................................       59,683
      3,000        Olympus Optical Co Ltd .........................       37,349
      4,000        Omron Corp .....................................       57,374
         73      * Opticom ASA ....................................        2,195
        200      * QPL International Holdings Ltd Wts 01/28/04 ....           11
     10,000        Ricoh Co Ltd ...................................      185,235
      1,736        Rohm Co Ltd ....................................      260,660

     14,219        Sage Group plc .................................       45,760
        110        Sagem S.A. .....................................        6,636
     11,159        SAP AG. ........................................    1,689,993
        200        Software AG. (Regd) ............................        3,455
     22,199        Spirent plc ....................................       43,150
     35,691        STMicroelectronics NV ..........................    1,194,082
      8,778        Sumitomo Electric Industries Ltd ...............       59,277
      3,166        Taiyo Yuden Co Ltd .............................       52,315
        423      * Tandberg Television ASA ........................        1,226
      1,700        TDK Corp .......................................       91,327
      1,163        Tietoenator Corp ...............................       29,423
     43,000        Toppan Printing Co Ltd .........................      404,257
      1,000        Trend Micro, Inc ...............................       26,106
        128        Unaxis Holding AG. (Regd) ......................       14,175
      7,451        Venture Manufacturing Ltd (Singapore) ..........       73,545
      3,934        WM-Data AB (B Shs) .............................       10,444
      2,542        Yamaha Corp ....................................       18,509
                                                                     -----------
                   TOTAL TECHNOLOGY                                   14,804,193
                                                                     -----------
 TRANSPORTATION--1.30%
      1,673        Air France .....................................       29,190
     10,659      * Alitalia S.p.A. ................................        8,722
      9,000      * All Nippon Airways Co Ltd ......................       24,311
      5,350        Associated British Ports Holdings plc ..........       34,740
        455        Attica Enterprise Holding S.A. .................        1,516
        798        Bergesen DY a/s (B Shs) ........................       13,644
     50,577        Brambles Industries Ltd ........................      256,430
     18,946        Brambles Industries plc ........................       90,515
    116,709      * British Airways plc ............................      405,513
     16,000        Cathay Pacific Airways Ltd .....................       24,308
         19        Central Japan Railway Co .......................      110,243
         36        CMB Compagnie Maritime Belge S.A. ..............        1,961
          4        Dampskibsselskabet Af 1912 (B Shs) .............       29,574
          3        Dampskibsselskabet Svendborg (B Shs) ...........       29,186
      2,766      * Deutsche Lufthansa AG. (Regd) ..................       42,156
        178        DSV, DE Sammensluttede Vognmaend (B Shs) .......        4,637
        101        East Japan Railway Co ..........................      424,470
      3,836        Exel plc .......................................       47,414
      9,235        Firstgroup plc .................................       39,715
        413        Frontline Ltd ..................................        4,723
      8,000        Japan Airlines Co Ltd ..........................       21,730
      2,000        Kamigumi Co Ltd ................................        7,138
      5,000        Kawasaki Kisen Kaisha Ltd ......................        5,885
      6,000        Keihin Electric Express Railway Co Ltd .........       24,718

                       SEE NOTES TO FINANCIAL STATEMENTS

16  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                    INSTITUTIONAL INTERNATIONAL EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

   SHARES                                                               VALUE
   ------                                                               -----

 TRANSPORTATION--(CONTINUED)
      9,000        Keio Electric Railway Co Ltd ...................  $    39,386
     24,614        Kinki Nippon Railway Co Ltd ....................       77,630
        312        KLM (Royal Dutch Airlines) NV ..................        4,486
     17,834        Mayne Group Ltd ................................       49,112
      1,000        Mitsubishi Logistics Corp ......................        7,372
     10,000        Mitsui O.S.K. Lines Ltd ........................       22,258
     22,000        MTR Corp .......................................       31,873
     19,000      * Neptune Orient Lines Ltd .......................       11,129
     10,179        Nippon Express Co Ltd ..........................       41,704
     18,000        Nippon Yusen Kabushiki Kaisha ..................       58,536
     11,477        Peninsular And Oriental Steam Navigation Co ....       40,613
      6,395      * Railtrack Group plc ............................            0
     31,928      * Ryanair Holdings plc ...........................      186,062
        927      * SAS AB .........................................        6,846
      3,000        Seino Transportation Co Ltd ....................       13,332
      3,000        SembCorp Logistics Ltd .........................        3,596
      8,455        Singapore Airlines Ltd .........................       66,030
     12,000        SMRT Corp Ltd ..................................        4,425
     21,080        Stagecoach Group plc ...........................       22,814
     14,000      * Tobu Railway Co Ltd ............................       36,549
     17,000        Tokyu Corp .....................................       52,718
         14        West Japan Railway Co ..........................       53,767
     13,405        Yamato Transport Co Ltd ........................      202,793
                                                                     -----------
                   TOTAL TRANSPORTATION                                2,715,470
                                                                     -----------
 UTILITIES--10.34%
      1,126        ACEA S.p.A. ....................................        6,896
      1,012        Aguas de Barcelona S.A. ........................       11,071
          7        Aguas de Barcelona S.A. (New) ..................           77
        311        Athens Water Supply & Sewage ...................        1,595
      5,318        Australian Gas Light Co Ltd ....................       25,969
      1,731        Autopistas Concesionaria Espanola S.A. .........       16,007
     13,100      * Autoroutes du Sud de la France .................      327,500
     73,111        Autostrade-Concessioni e Costruzioni
                     Autostrade S.p.A. ............................      554,897
      6,253        AWG plc ........................................       46,792
      4,452        Bouygues S.A. ..................................      145,451
      4,422        Brisa-Auto Estradas de Portugal S.A. ...........       20,600
    489,375      * BT Group plc ...................................    1,951,237
     36,476        Cable & Wireless plc ...........................      116,220
      9,600        Chubu Electric Power Co, Inc ...................      151,387
     31,360        CLP Holdings Ltd ...............................      128,660
      3,887        Contact Energy Ltd .............................        6,655
     47,023        Deutsche Telekom AG. (Regd) ....................      708,456
        129      * E.Biscom S.p.A. ................................        5,115
     19,045        E.ON AG. .......................................      969,464
        874        Electrabel S.A. ................................      180,857
     56,407        Electricidade De Portugal S.A. .................      117,609
    297,722        Electronics Boutique plc .......................      627,455
     26,766        Endesa S.A. ....................................      398,124
     70,576        Enel S.p.A. ....................................      399,587
      6,619        France Telecom S.A. ............................      202,795
      2,877      * GN Store Nord                                          13,775
      4,187        Hellenic Telecommunications Organization S.A. ..       60,781
     54,500        Hongkong Electric Holdings Ltd .................      206,127
     23,775        Iberdrola S.A. .................................      310,286
     17,907      * International Power plc ........................       54,442
        109        Japan Telecom Co Ltd ...........................      337,195
     11,900        Kansai Electric Power Co, Inc ..................      167,365
      5,904        Kelda Group plc ................................       32,746
     32,644        KPN NV .........................................      167,167
      6,400        Kyushu Electric Power Co, Inc ..................       90,204
     53,295        National Grid Group Plc ........................      351,570
        184        Nippon Telegraph & Telephone Corp ..............      706,653
        127        NTT Docomo, Inc ................................      344,967
        508      * NTT Docomo, Inc (New) ..........................    1,376,020
        130        Oesterreichische Elektrizitaetswirtschafts AG.
                     (A Shs) ......................................       10,086
    152,839      * Pacific Century Cyberworks Ltd .................       39,680
      2,322        Panafon Hellenic Telecom S.A. ..................       11,627
     17,688        Portugal Telecom SGPS S.A. (Regd) ..............      131,625
     11,369        RWE AG. ........................................      427,276
     26,872        Scottish & Southern Energy plc .................      260,207
     37,069        Scottish Power plc .............................      189,767
      6,333        Severn Trent plc ...............................       66,554
    106,000        Singapore Telecommunications Ltd ...............       91,405
        580        Sk Telecom .....................................      127,630
      8,718      * Sonera Oyj .....................................       43,275
        500      * Suez (Strip Vvpr) ..............................            4
     24,756        Suez S.A. ......................................      700,170
        500        Suez S.A. ......................................       14,006
        904        Swisscom AG. (Regd) ............................      273,058
      2,085        TDC a/s ........................................       67,044
      1,502      * Tele2 AB (B Shs) ...............................       45,097
     21,768        Telecom Corp Of New Zealand Ltd ................       46,660
     79,839        Telecom Italia S.p.A. ..........................      657,502
     26,107        Telecom Italia S.p.A.(Rnc) .....................      143,485

    135,711      * Telefonica S.A. ................................    1,521,347
    134,011      * Telefonica S.A. Rts ............................       30,397
      2,241      * Telekom Austria AG. ............................       18,279
      6,593        Telenor ASA ....................................       27,173
     15,247        Telia AB .......................................       54,169
     36,053        Telstra Corp Ltd ...............................      103,518
     14,879      * THUS Group plc .................................        3,231
     92,637        TIM S.p.A. .....................................      449,334
      2,079      * Tiscali S.p.A. .................................       17,829
     22,461        Tohoku Electric Power Co, Inc ..................      284,714
     19,554        Tokyo Electric Power Co, Inc ...................      370,322
      4,292        Union Fenosa S.A. ..............................       69,307
     16,065        United Utilities plc ...........................      139,776
  1,154,219        Vodafone Group plc .............................    2,132,582
     94,657        Vodafone Group plc (Spon ADR) ..................    1,744,529
                                                                     -----------
                   TOTAL UTILITIES ................................   21,652,439
                                                                     -----------
                   TOTAL COMMON STOCK
                    (COST $207,060,148) ...........................  203,118,268
                                                                     -----------
SHORT TERM INVESTMENT--2.20%
 U.S. GOVERNMENT AND AGENCY--2.20%
                 Federal Home Loan Mortgage Corp (FHLMC)
 $4,600,000        1.700%, 04/01/02 ...............................    4,600,000
                                                                     -----------
                 TOTAL SHORT TERM INVESTMENT
                  (COST $4,600,000) ...............................    4,600,000
                                                                     -----------
                 TOTAL PORTFOLIO--99.25%
                  (COST $211,806,601) .............................  207,887,235
                 OTHER ASSETS & LIABILITIES, NET--0.75% ...........    1,581,654
                                                                     -----------
                 NET ASSETS--100.00% .............................. $209,468,889
                                                                    ============

-----------
*  Non-income producing

                       SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  17

                        INSTITUTIONAL GROWTH EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

COMMON STOCK--99.39%
 AEROSPACE AND DEFENSE--0.66%
         250        * Alliant Techsystems, Inc ....................  $    25,498
       4,700          Boeing Co ...................................      226,775
         200        * DRS Technologies, Inc .......................        8,298
       2,300        * Echostar Communications Corp (Class A) ......       65,136
         100          Engineered Support Systems, Inc .............        4,625
      36,965        * General Motors Corp (Class H) ...............      608,074
         200        * L-3 Communications Holdings, Inc ............       22,400
         150          Northrop Grumman Corp .......................       16,958
         200        * Panamsat Corp ...............................        4,570
         500        * Pegasus Communications Corp .................        1,510
       1,379          PerkinElmer, Inc ............................       25,512
         100        * Teledyne Technologies, Inc ..................        1,658
         200        * Viasat, Inc .................................        2,804
                                                                     -----------
                      TOTAL AEROSPACE AND DEFENSE                      1,013,818
                                                                     -----------
 BASIC INDUSTRIES--0.38%
         100        * AEP Industries, Inc .........................        3,440
       1,000          Alcoa, Inc ..................................       37,740
         700        * American Standard Cos, Inc ..................       49,525
         100          Aptargroup, Inc .............................        3,505
         200          Arch Coal, Inc ..............................        4,276
         500          Avery Dennison Corp .........................       30,515
         300          Black & Decker Corp .........................       13,962
         400        * Cabot Microelectronics Corp .................       27,060
         300          Cambrex Corp ................................       12,630
         100          Carlisle Cos, Inc ...........................        4,372
         200          Century Aluminum Co .........................        3,250
         400          Collins & Aikman Corp .......................        2,680
         300          Consol Energy, Inc ..........................        7,875
         400        * Corvas International, Inc ...................        2,276
         600        * Earthshell Corp .............................          876
       1,400          Ecolab, Inc .................................       64,008
         100        * Energy Conversion Devices, Inc ..............        2,075
         100          Ferro Corp ..................................        2,880
         100          Florida Rock Industries, Inc ................        3,984
         900        * Freeport-Mcmoran Copper & Gold, Inc (Class A)       15,858
         100        * Gentek, Inc .................................           30
         100          Granite Construction, Inc ...................        2,461
         400        * Insituform Technologies, Inc (Class A) ......       10,108
       1,000          Kimberly-Clark Corp .........................       64,650
         500        * Mattson Technology, Inc .....................        3,500
         100        * Mobile Mini, Inc ............................        3,218
       1,900          Newmont Mining Corp .........................       52,611
         100        * NVR, Inc ....................................       31,550
         300        * Packaging Corp Of America ...................        5,937
         100          Peabody Energy Corp .........................        2,895
         200        * Penwest Pharmaceuticals Co ..................        3,880
         685          Plum Creek Timber Co, Inc ...................       20,351
         100          RPM, Inc ....................................        1,555
         400        * Sciclone Pharmaceuticals, Inc ...............        1,740
         900        * Sealed Air Corp .............................       42,372
         400        * Shaw Group, Inc .............................       11,000
         800          Solutia, Inc ................................        6,960
         600        * Stillwater Mining Co ........................       11,310
         100        * Trex Co, Inc ................................        2,366
         200          Vulcan Materials Co .........................        9,508
         200          WD-40 Co ....................................        6,024
                                                                     -----------
                      TOTAL BASIC INDUSTRIES ......................      586,813
                                                                     -----------
 CONSUMER CYCLICAL--12.91%
         100        * 1-800 Contacts, Inc .........................        1,065
         300        * 99 Cents Only Stores ........................       11,502
       1,000        * Abercrombie & Fitch Co (Class A) ............       30,800
         200        * Ackerley Group, Inc .........................        3,572
         500        * Actv, Inc ...................................          755
       2,800        * Adelphia Communications Corp (Class A) ......       41,720
         150          Advanced Marketing Services, Inc ............        3,600
         100        * AFC Enterprises, Inc ........................        3,345
         100        * Alexander's, Inc ............................        6,045
         500        * American Eagle Outfitters, Inc ..............       12,385
         100        * Anntaylor Stores Corp .......................        4,322
     117,100          AOL Time Warner, Inc ........................    2,769,415
       1,000        * Apollo Group, Inc (Class A) .................       53,550
         300          Applebee's International, Inc ...............       10,890
         300        * Argosy Gaming Co ............................       11,007
         100          Barnes Group, Inc ...........................        2,450
         100        * Beasley Broadcast Group, Inc (Class A) ......        1,491
       3,300        * Bed Bath & Beyond, Inc ......................      111,375
         200          Big Lots, Inc ...............................        2,810
       1,000        * Boyds Collection Ltd ........................        6,550
         300        * Brinker International, Inc ..................        9,723
         200        * Buca, Inc ...................................        3,634
       1,700        * Cablevision Systems Corp (Class A) ..........       57,800
         200        * Cablevision Systems Corp (Rainbow Media
                        Group) ....................................        4,936

         400          Callaway Golf Co ............................        7,700
         400        * Catalina Marketing Corp .....................       14,600
         300        * CEC Entertainment, Inc ......................       13,860
         100        * Charlotte Russe Holding, Inc ................        2,594
         400        * Chico's FAS, Inc ............................       13,480
         200        * Children's Place Retail Stores, Inc .........        6,600
         300        * Choice Hotels International, Inc ............        7,239
         350        * Christopher & Banks Corp ....................       11,498
      27,148          Clear Channel Communications, Inc ...........    1,395,679
         250        * Columbia Sportswear Co ......................        8,388
       2,900        * Comcast Corp (Class A) Special ..............       92,220
         900        * Copart, Inc .................................       16,146
       3,985        * Cox Communications, Inc (Class A) ...........      149,995
         500        * Cox Radio, Inc (Class A) ....................       14,200
         100          CPI Corp ....................................        1,645
         200        * Crown Media Holdings, Inc (Class A) .........        2,480
         200          Darden Restaurants, Inc .....................        8,118
         300        * Digital Generation Systems, Inc .............          342
         300        * Direct Focus, Inc ...........................       11,415
       3,200          Dollar General Corp .........................       52,096
       1,100        * Dollar Tree Stores, Inc .....................       36,091
         400          Donaldson Co, Inc ...........................       16,084
         100        * Dover Downs Entertainment, Inc ..............        1,624
         300          Dow Jones & Co, Inc .........................       17,466
         100        * Elizabeth Arden, Inc ........................        1,165
         200        * Entravision Communications Corp (Class A) ...        2,960
         300          Factset Research Systems, Inc ...............       12,105
      13,100          Family Dollar Stores, Inc ...................      438,981
         100        * Foot Locker, Inc ............................        1,618
         100        * Footstar, Inc ...............................        3,049
         250          Forest City Enterprises, Inc (Class A) ......        9,500
         200        * Fossil, Inc .................................        5,318
         300        * Fox Entertainment Group, Inc (Class A) ......        7,095
         250          Fred's, Inc .................................        9,000
       7,200          Gap, Inc ....................................      108,288
       5,044        * Gemstar-TV Guide International, Inc .........       74,601
         300        * Genesco, Inc ................................        8,271
         300        * Genesisintermedia, Inc ......................            0
         900        * Gentex Corp .................................       26,667
         500          Graco, Inc ..................................       20,425
         100        * Group 1 Automotive, Inc .....................        3,905
         300        * Guitar Center, Inc ..........................        5,256
         100        * Gulfmark Offshore, Inc ......................        3,613
         300        * Gymboree Corp ...............................        4,425
      22,880          Harley-Davidson, Inc ........................    1,261,374
         100          Harman International Industries, Inc ........        4,935

                       SEE NOTES TO FINANCIAL STATEMENTS

18  TIAA-CREF Institutional Mutual Funds  2002 Semiannual Report

                        INSTITUTIONAL GROWTH EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 CONSUMER CYCLICAL--(Continued)
         100          Harrah's Entertainment, Inc .................  $     4,426
         600        * Hispanic Broadcasting Corp ..................       17,472
         100        * Hollywood Casino Corp (Class A) .............        1,649
         550        * Hot Topic, Inc ..............................       11,495
         100        * IMPCO Technologies, Inc .....................        1,296
       6,900        * International Game Technology ...............      430,008
         100          International Speedway Corp (Class A) .......        4,570
      13,300          Interpublic Group Of Cos, Inc ...............      455,924
         300        * Intertan, Inc ...............................        3,405
         500        * Jack In The Box, Inc ........................       14,825
         900        * Jones Apparel Group, Inc ....................       31,455
         100        * Kenneth Cole Productions, Inc (Class A) .....        2,007
         300        * Key3Media Group, Inc ........................        1,377
         400          Knight Ridder, Inc ..........................       27,476
       7,900        * Kohl's Corp .................................      562,085
         500        * Krispy Kreme Doughnuts, Inc .................       20,425
         100        * Lands' End, Inc .............................        4,487
         500          Lee Enterprises, Inc ........................       18,450
         100          Libbey, Inc .................................        3,852
      59,070        * Liberty Media Corp (Class A) ................      746,645
       1,210          Limited, Inc ................................       21,659
         500        * Linens `n Things, Inc .......................       15,265
         500          Marriott International, Inc (Class A) .......       22,475
         100        * Martha Stewart Living Omnimedia, Inc
                        (Class A) .................................        1,790
         600          Maytag Corp .................................       26,550
         800          McGraw-Hill Cos, Inc ........................       54,600
         100        * Mediacom Communications Corp ................        1,401
         340        * Medis Technologies Ltd ......................        4,179
         400        * Men's Wearhouse, Inc ........................        9,340
         250        * Metro One Telecommunications, Inc ...........        6,338
         200        * Metro-Goldwyn-Mayer, Inc ....................        3,324
         100          MGM Mirage ..................................        3,623
         400        * Michaels Stores, Inc ........................       15,120
         100        * Millennium Cell, Inc ........................          397
         154        * Mohawk Industries, Inc ......................        9,254
         500          MSC Industrial Direct Co (Class A) ..........       11,450
         200        * MTR Gaming Group, Inc .......................        3,086
          93          News Corp Ltd (Spon ADR) ....................        2,232
      12,622          Nike, Inc (Class B) .........................      757,446
         400        * Oakley, Inc .................................        7,160
      13,278          Omnicom Group, Inc ..........................    1,253,443
         400        * O'Reilly Automotive, Inc ....................       12,628
         100          Oshkosh Truck Corp ..........................        5,690
         100        * Outback Steakhouse, Inc .....................        3,577
         100        * P.F. Chang's China Bistro, Inc ..............        6,663
         400        * Pacific Sunwear Of California, Inc ..........        9,840
         200        * Panera Bread Co (Class A) ...................       12,742
         200        * Papa John's International, Inc ..............        5,576
         100        * Parkervision, Inc ...........................        2,031
         500        * Performance Food Group Co ...................       16,330
         200          Pier 1 Imports, Inc .........................        4,118
         200        * Pixar, Inc ..................................        7,360
         233        * PLATO Learning, Inc .........................        4,122
         300          Polaris Industries, Inc .....................       19,110
         500        * Presstek, Inc ...............................        2,900
       3,768        * Primedia, Inc ...............................       11,945
         400        * Private Media Group, Inc ....................        2,256
         100        * Quiksilver, Inc .............................        2,188
         100          Reader's Digest Association, Inc (Class A) ..        2,241
         100        * Regent Communications, Inc ..................          824
         200          Regis Corp ..................................        5,616
         100        * Rent-A-Center, Inc ..........................        5,109
         100        * Resources Connection, Inc ...................        2,893
         700          Ruby Tuesday, Inc ...........................       16,275
         100        * Saga Communications, Inc (Class A) ..........        2,520
         100        * Salem Communications Corp (Class A) .........        2,370
         300        * Scholastic Corp .............................       16,257
         200        * Scotts Co (Class A) .........................        9,156
         300        * SCP Pool Corp ...............................        9,420
         200        * Shuffle Master, Inc .........................        4,132
         800        * Sirius Satellite Radio, Inc .................        4,256
         100        * Sonic Automotive, Inc .......................        2,998
         600        * Sonic Corp ..................................       15,426
         300        * Sotheby's Holdings, Inc (Class A) ...........        4,815
         500        * Spanish Broadcasting System, Inc (Class A) ..        6,775
         100        * Speedway Motorsports, Inc ...................        2,851
       4,500        * Starbucks Corp ..............................      104,085
         400        * Station Casinos, Inc ........................        6,660
         100        * Stellent, Inc ...............................          963
         100        * Steven Madden Ltd ...........................        1,750
         100          Superior Industries International, Inc ......        4,878
         300        * Sylvan Learning Systems, Inc ................        8,475
         300          Talbots, Inc ................................       10,620
         300          Tanger Factory Outlet Centers, Inc ..........        8,034
       6,100          Target Corp .................................      263,032
         400        * The Cheesecake Factory, Inc .................       14,760
         300        * THQ, Inc ....................................       14,730

      20,376          Tiffany & Co ................................      724,367
         300        * Timberland Co (Class A) .....................       12,675
       3,300          TJX Cos, Inc ................................      132,033
         500        * Too, Inc ....................................       14,745
         400        * Topps Co, Inc ...............................        3,840
       1,000        * U.S.A. Networks, Inc ........................       31,770
         200        * Universal Electronics, Inc ..................        2,930
       2,000        * Univision Communications, Inc (Class A) .....       84,000
         200        * Vans, Inc ...................................        2,342
      30,676        * Viacom, Inc (Class B) .......................    1,483,798
      81,100          Wal-Mart Stores, Inc ........................    4,970,619
         200        * Wet Seal, Inc (Class A) .....................        6,978
         700          Wiley (John) & Sons, Inc (Class A) ..........       18,340
         600        * Williams-Sonoma, Inc ........................       27,594
         100        * Young Broadcasting, Inc (Class A) ...........        2,499
         300        * Zomax, Inc ..................................        2,190
                                                                     -----------
                      TOTAL CONSUMER CYCLICAL .....................   19,874,031
                                                                     -----------
 CONSUMER NON-CYCLICAL--9.52%
         100        * 1-800-Flowers.com, Inc ......................        1,362
         340        * 7-Eleven, Inc ...............................        3,791
       2,300        * Amazon.Com, Inc .............................       32,890
         200        * American Italian Pasta Co (Class A) .........        9,080
       4,600          Anheuser-Busch Cos, Inc .....................      240,120
         400        * Autozone, Inc ...............................       27,540
      21,600          Avon Products, Inc ..........................    1,173,312
         100        * Barnes & Noble, Inc .........................        3,099
       2,000        * Best Buy Co, Inc ............................      158,400
         800        * BJ's Wholesale Club, Inc ....................       35,760
         100          Blyth, Inc ..................................        2,652
         500        * Cadiz, Inc ..................................        4,500
       1,300          Campbell Soup Co ............................       34,840
         500        * CDW Computer Centers, Inc ...................       25,170
         200          Church & Dwight Co, Inc .....................        5,892
         500        * Coach, Inc ..................................       25,355
      20,300          Coca-Cola Co ................................    1,060,878
         900          Coca-Cola Enterprises, Inc ..................       16,902
       9,000          Colgate-Palmolive Co ........................      514,350
         100        * Constellation Brands, Inc (Class A) .........        5,496
         300        * Cost Plus, Inc ..............................        8,209
         600          Costco Wholesale Corp .......................       23,892
       4,000          CVS Corp ....................................      137,320
         400          Delta & Pine Land Co ........................        7,588


                       SEE NOTES TO FINANCIAL STATEMENTS

                2002 Semiannual Report  TIAA-CREF Institutional Mutual Funds  19

                        INSTITUTIONAL GROWTH EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 CONSUMER NON-CYCLICAL--(Continued)
         800          Dial Corp ...................................  $    14,416
         200          Dreyer's Grand Ice Cream, Inc ...............        8,238
         200        * Duane Reade, Inc ............................        6,796
         200        * Electronics Boutique Holdings Corp ..........        6,906
       1,000          Estee Lauder Cos (Class A) ..................       34,160
          38        * Expedia, Inc Wts 02/04/09 ...................        1,354
         200        * Factory 2-U Stores, Inc .....................        2,580
         300          Fastenal Co .................................       22,596
         200          Fleming Cos, Inc ............................        4,480
         250        * FTI Consulting, Inc .........................        7,745
      32,300          Gillette Co .................................    1,098,523
         100        * Green Mountain Coffee, Inc ..................        2,076
         200        * Hain Celestial Group, Inc ...................        4,450
       1,400          Heinz (H.J.) Co .............................       58,100
         900          Herman Miller, Inc ..........................       21,402
         200          Hershey Foods Corp ..........................       13,708
      79,700          Home Depot, Inc .............................    3,874,217
         600        * Insight Enterprises, Inc ....................       13,584
         100        * Jill (J.) Group, Inc ........................        2,845
       1,000          Kellogg Co ..................................       33,570
       7,835          Kraft Foods, Inc (Class A) ..................      302,823
       9,500        * Kroger Co ...................................      210,520
          34        * Ladenburg Thalmann Financial Services, Inc ..           20
         100          Lancaster Colony Corp .......................        3,704
       9,400          Lowe's Cos ..................................      408,806
         300          McCormick & Co, Inc (Non-Vote) ..............       15,339
         500        * NBTY, Inc ...................................        8,530
         100          Oneida Ltd ..................................        1,500
         100        * PC Connection, Inc ..........................        1,056
       1,800          Pepsi Bottling Group, Inc ...................       46,566
      32,970          Pepsico, Inc ................................    1,697,955
         900        * Perrigo Co ..................................       10,755
         800        * Petsmart, Inc ...............................       10,848
      21,800          Philip Morris Cos, Inc ......................    1,148,206
       1,600        * Priceline.com, Inc ..........................        8,368
       3,000          Procter & Gamble Co .........................      270,270
       2,200          RadioShack Corp .............................       66,088
         200        * Revlon, Inc (Class A) .......................        1,298
       2,700        * Rite Aid Corp ...............................        9,342
       5,800        * Safeway, Inc ................................      261,116
       4,020          Sara Lee Corp ...............................       83,455
         100          Sensient Technologies Corp ..................        2,302
         300        * Skechers USA, Inc (Class A) .................        5,673
         100        * SLI, Inc ....................................          255
       4,200        * Staples, Inc ................................       83,874
         400        * Star Scientific, Inc ........................          800
         200        * Ticketmaster (Class B) ......................        5,916
         309          Tootsie Roll Industries, Inc ................       14,211
         400          Tupperware Corp .............................        9,100
         300        * Tweeter Home Entertainment Group, Inc .......        5,865
         100        * United Natural Foods, Inc ...................        2,491
         100          Universal Corp ..............................        3,936
         950          UST, Inc ....................................       36,984
         200        * Valuevision International, Inc (Class A) ....        4,150
      26,700          Walgreen Co .................................    1,046,373
         600        * Whole Foods Market, Inc .....................       27,414
         250        * Wild Oats Markets, Inc ......................        2,113
         200          Winn-Dixie Stores, Inc ......................        3,208
         800          Wrigley (Wm.) Jr Co .........................       42,648
         200        * Yankee Candle Co, Inc .......................        4,626
                                                                      ----------
                      TOTAL CONSUMER NON-CYCLICAL .................   14,658,648
                                                                     -----------
 ENERGY--2.09%
       3,000          Anadarko Petroleum Corp .....................      169,320
      10,720          Apache Corp .................................      609,754
         100        * Atwood Oceanics, Inc ........................      $ 4,590
      23,400          Baker Hughes, Inc ...........................      895,050
      10,900          BJ Services Co ..............................      375,723
       1,000          Burlington Resources, Inc ...................       40,090
         500        * Cal Dive International, Inc .................       12,450
         100          Carbo Ceramics, Inc .........................        4,096
       2,200        * Chesapeake Energy Corp ......................       17,028
         200        * Clayton Williams Energy, Inc ................        2,500
         600        * Cooper Cameron Corp .........................       30,666
         300        * Denbury Resources, Inc ......................        2,544
         275          Devon Energy Corp ...........................       13,274
       8,400          Diamond Offshore Drilling, Inc ..............      262,584
         300        * Energy Partners Ltd .........................        2,403
       1,200          Ensco International, Inc ....................       36,168
         900          EOG Resources, Inc ..........................       36,504
         300        * Evergreen Resources, Inc ....................       12,510
         200        * Forest Oil Corp .............................        5,924
         100          Frontier Oil Corp ...........................        2,148
         200        * Grant Prideco, Inc ..........................        2,736
       2,600        * Grey Wolf, Inc ..............................       10,296
         200        * Gulf Island Fabrication, Inc ................        3,002

       5,000          Halliburton Co ..............................       85,350
         700        * Hanover Compressor Co .......................       12,593
         200          Holly Corp ..................................        3,710
         200        * Horizon Offshore, Inc .......................        2,346
         100        * Houston Exploration Co ......................        3,100
         100        * Hydril Co ...................................        2,437
         154          Kerr-McGee Corp .............................        9,679
       1,600        * Key Energy Services, Inc ....................       17,152
         200        * Key Production Co, Inc ......................        3,790
         400        * Magnum Hunter Resources, Inc ................        3,124
          80        * Magnum Hunter Resources, Inc Wts 03/21/05 ...            0
         200        * Maverick Tube Corp ..........................        3,264
         500        * Meridian Resource Corp ......................        2,450
         400          Murphy Oil Corp .............................       38,400
       1,400        * Nabors Industries, Inc ......................       59,150
         900        * National-Oilwell, Inc .......................       22,797
         500        * Newfield Exploration Co .....................       18,495
       1,300        * Noble Drilling Corp .........................       53,807
       1,100          Ocean Energy, Inc ...........................       21,769
         200        * Osca, Inc ...................................        5,572
         700        * Patterson-UTI Energy, Inc ...................       20,818
         100        * Plains Resources, Inc .......................        2,488
         200          Pogo Producing Co ...........................        6,340
       1,200        * Pride International, Inc ....................       19,080
         100          Prima Energy Corp ...........................        2,490
         400        * Pure Resources, Inc .........................        9,032
         200        * PYR Energy Corp .............................          384
         200        * Remington Oil & Gas Corp ....................        4,032
         800        * Rowan Cos, Inc ..............................       18,432
         600        * Smith International, Inc ....................       40,650
         300        * Spinnaker Exploration Co ....................       12,495
         339        * Stone Energy Corp ...........................       13,136
         200        * Superior Energy Services, Inc ...............        2,012
         400          Tidewater, Inc ..............................       16,940
         500        * Tom Brown, Inc ..............................       13,650
         100        * Universal Compression Holdings, Inc .........        2,640
         800        * Varco International, Inc ....................       16,080
         300        * Veritas DGC, Inc ............................        5,073
         400          Vintage Petroleum, Inc ......................        5,880
         900        * Weatherford International, Inc ..............       42,867
         341        * Westport Resources Corp .....................        6,701
         100        * W-H Energy Services, Inc ....................        2,160
       1,325          XTO Energy, Inc .............................       26,566
                                                                     -----------
                      TOTAL ENERGY ................................    3,210,291
                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

20  TIAA-CREF Institutional Mutual Funds  2002 Semiannual Report

                        INSTITUTIONAL GROWTH EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 FINANCIAL SERVICES--7.23%
         200        * Affiliated Managers Group, Inc ..............  $    14,366
       3,000          Aflac, Inc ..................................       88,500
         600          Allied Capital Corp .........................       16,500
       1,300          American Express Co .........................       53,248
      47,600          American International Group, Inc ...........    3,433,864
         800        * AmeriCredit Corp ............................       30,392
       1,900        * Ameritrade Holdings Corp (Class A) ..........       12,331
         200       b* ANC Rental Corp .............................           70
         592          Archstone-Smith Trust .......................       15,860
         210          Arrow Financial Corp ........................        6,046
       3,500          Bank Of New York Co, Inc ....................      147,070
         436          BB&T Corp ...................................       16,616
         500          Brown & Brown, Inc ..........................       15,700
       2,600          Capital One Financial Corp ..................      166,010
         100        * Catellus Development Corp ...................        1,967
         200          CCBT Financial Cos, Inc .....................        5,360
         347        * CCC Information Services Group, Inc .........        3,158
      13,100          Charles Schwab Corp .........................      171,479
         100          Chateau Communities, Inc ....................        2,873
         100          Chelsea Property Group, Inc .................        5,404
         125          Chittenden Corp .............................        3,644
         700        * Choicepoint, Inc ............................       40,320
      37,502          Citigroup, Inc ..............................    1,857,099
         200        * Citizens, Inc ...............................        2,150
         200          Commerce Bancorp, Inc .......................        8,980
         200        * CompuCredit Corp ............................        1,144
         300          Connecticut Bancshares, Inc .................        8,247
         400          Cousins Properties, Inc .....................       10,420
         200          Crawford & Co (Class B) .....................        2,710
       1,500          Crown American Realty Trust .................       14,610
         400        * CSK Auto Corp ...............................        3,780
          62          CVB Financial Corp ..........................        1,250
         400          Doral Financial Corp ........................       13,580
       1,200        * E*trade Group, Inc ..........................       11,304
         100          East West Bancorp, Inc ......................        2,929
         600          Eaton Vance Corp ............................       23,970
      15,200          Fannie Mae ..................................    1,214,176
         100          Federal Realty Investment Trust .............        2,567
       1,000          Federated Investors, Inc (Class B) ..........       32,350
      13,000          Fifth Third Bancorp .........................      877,240
         200          Financial Institutions, Inc .................        5,822
         100          First Bancorp (Puerto Rico) .................        2,890
         100          First Busey Corp ............................        2,140
         220          First Community Bancshares ..................        6,679
       6,400          Freddie Mac .................................      405,568
         900          Gallagher (Arthur J.) & Co ..................       29,493
       1,100          Gartner, Inc (Class A) ......................       14,190
          39        * Gartner, Inc (Class B) ......................          507
         482          Greater Bay Bancorp .........................       16,446
         400          Hilb, Rogal & Hamilton Co ...................       12,480
         300          Hooper Holmes, Inc ..........................        3,147
       1,700          Household International, Inc ................       96,560
         700          Hudson United Bancorp .......................       22,267
         200          Independent Bank Corp (Massachusetts) .......        5,176
          10          Independent Bank Corp (Michigan) ............          288
         100        * IndyMac Bancorp, Inc ........................        2,470
         100        * Instinet Group, Inc .........................          651
         500        * Investment Technology Group, Inc ............       26,370
         300          Investors Financial Services Corp ...........       22,815
         400          ITT Educational Services, Inc ...............       18,000
         150          John Nuveen Co (Class A) ....................        8,273
         800        * Knight Trading Group, Inc ...................        5,712
         700        * LaBranche & Co, Inc .........................       21,735
       3,600          Lehman Brothers Holdings, Inc ...............      232,704
         200          Main Street Banks, Inc ......................        3,750
       1,800          Marsh & McLennan Cos, Inc ...................      202,932
       8,600          MBNA Corp ...................................      331,702
         100          Medallion Financial Corp ....................          777
         400          Metris Cos, Inc .............................        8,000
         100          Mississippi Valley Bancshares, Inc ..........        4,020
         800          Morgan Stanley Dean Witter & Co .............       45,848
           8          National Penn Bancshares, Inc ...............          197
         400          Neuberger Berman, Inc .......................       18,740
         700          New York Community Bancorp, Inc .............       19,355
       7,900          Northern Trust Corp .........................      474,869
         110          Oriental Financial Group, Inc ...............        2,332
         200          Pacific Capital Bancorp .....................        6,170
         100          Park National Corp ..........................        9,875
         100        * Philadelphia Consolidated Holding Corp ......        3,980
       2,900        * Providian Financial Corp ....................       21,895
       4,172        * Prudential Financial, Inc ...................      129,541
         100          Raymond James Financial, Inc ................        3,423
         100          S.Y. Bancorp, Inc ...........................        3,640
         150          Sandy Spring Bancorp, Inc ...................        4,868
         100          Seacoast Banking Corp .......................        4,730
         800          SEI Investments Co ..........................       34,248
         200        * Southwest Bancorp Of Texas, Inc .............        6,668
       1,700          State Street Corp ...........................       94,146

         220          Sterling Bancorp ............................        7,018
         150          Sterling Bancshares, Inc ....................        2,003
         200          Stilwell Financial, Inc .....................        4,898
         100          Student Loan Corp ...........................        9,160
         100          Suffolk Bancorp .............................        2,855
       2,100          Synovus Financial Corp ......................       64,008
         400        * Syntroleum Corp .............................        2,380
         100          Texas Regional Bancshares, Inc (Class A) ....        4,366
         105          Troy Financial Corp .........................        2,793
       1,265          Trustco Bank Corp Ny ........................       16,331
          14          U.S. Bancorp ................................          316
         200          UCBH Holdings, Inc ..........................        7,196
         200          United Bankshares, Inc ......................        5,906
           6          United National Bancorp .....................          139
         100        * United Rentals, Inc .........................        2,748
         800        * UnitedGlobalcom, Inc (Class A) ..............        4,328
       1,900          USA Education, Inc ..........................      185,820
       1,100          Waddell & Reed Financial, Inc (Class A) .....       33,528
         500          Washington Real Estate Investment Trust .....       14,375
         200          Washington Trust Bancorp, Inc ...............        3,884
         200          Westamerica Bancorp .........................        8,550
          35        * WFS Financial, Inc ..........................          872
                                                                     -----------
                      TOTAL FINANCIAL SERVICES                        11,120,847
                                                                     -----------
 HEALTH CARE--25.30%
      41,327          Abbott Laboratories .........................    2,173,800
         800        * Abgenix, Inc ................................       15,112
         200        * Abiomed, Inc ................................        2,220
         400        * Accredo Health, Inc .........................       22,908
         500        * Aclara BioSciences, Inc .....................        1,670
         100          Advanced Neuromodulation Systems, Inc .......        3,354
       1,100        * Advanced Tissue Sciences, Inc ...............        3,460
       1,000        * AdvancePCS ..................................       30,090
         500        * Affymetrix, Inc .............................       14,490
         300        * Aksys Ltd ...................................        2,634
         300        * Albany Molecular Research, Inc ..............        7,191
       5,700        * Alcon, Inc ..................................      192,945
         100        * Align Technology, Inc .......................          530
       1,000        * Alkermes, Inc ...............................       26,060
       1,600          Allergan, Inc ...............................      103,440
         300        * Allscripts Healthcare Solutions, Inc ........        1,890
         300          Alpharma, Inc (Class A) .....................        4,290


                       SEE NOTES TO FINANCIAL STATEMENTS

                2002 Semiannual Report  TIAA-CREF Institutional Mutual Funds  21

                        INSTITUTIONAL GROWTH EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 HEALTH CARE--(Continued)
         150        * American Healthways, Inc ....................  $     4,071
         100        * American Medical Systems Holdings, Inc ......        2,251
         400        * Ameripath, Inc ..............................       10,720
         785          AmerisourceBergen Corp ......................       53,616
      51,700          Amgen, Inc ..................................    3,085,456
         300        * Amsurg Corp .................................        8,163
         500        * Amylin Pharmaceuticals, Inc .................        5,005
         600        * Andrx Corp ..................................       22,764
       7,650        * Anthem, Inc .................................      440,411
         200        * Aphton Corp .................................        2,362
         400        * Apogent Technologies, Inc ...................        9,872
       2,500          Applera Corp (Applied Biosystems Group) .....       55,875
         300        * Applied Molecular Evolution .................        2,580
         600        * Apria Healthcare Group, Inc .................       14,706
         300        * Arena Pharmaceuticals, Inc ..................        2,988
         400        * Ariad Pharmaceuticals, Inc ..................        2,128
         300        * Arqule, Inc .................................        3,789
         200        * Array Biopharma, Inc ........................        2,590
         300        * Arthrocare Corp .............................        5,403
         100        * Aspect Medical Systems, Inc .................          890
         100        * Atrix Laboratories, Inc .....................        2,277
         300        * ATS Medical, Inc ............................          600
         800        * AVANIR Pharmaceuticals (Class A) ............        2,288
       1,000        * Avant Immunotherapeutics, Inc ...............        1,730
         200        * AVI Biopharma, Inc ..........................        1,624
         300        * Avigen, Inc .................................        3,330
         376        * Barr Laboratories, Inc ......................       24,748
      28,000          Baxter International, Inc ...................    1,666,560
         500          Beckman Coulter, Inc ........................       25,535
       1,700        * Biogen, Inc .................................       83,402
         400        * BioMarin Pharmaceutical, Inc ................        4,188
       3,350          Biomet, Inc .................................       90,651
         300        * Biopure Corp ................................        3,180
         200        * Biosite, Inc ................................        4,950
         100        * BioSphere Medical, Inc ......................          731
         300        * Bio-Technology General Corp .................        1,473
         100        * Bone Care International, Inc ................        1,374
         700        * Boston Scientific Corp ......................       17,563
      16,500          Bristol-Myers Squibb Co .....................      668,085
         300        * Britesmile, Inc .............................        1,611
         700        * Bruker Daltonics, Inc .......................        6,706
         400        * Caliper Technologies Corp ...................        5,188
      22,759          Cardinal Health, Inc ........................    1,613,386
         400        * Cardiodynamics International Corp ...........        1,700
       2,500        * Caremark Rx, Inc ............................       48,750
         900        * Celgene Corp ................................       22,275
         300        * Cell Pathways, Inc ..........................        1,233
         500        * Cell Therapeutics, Inc ......................       12,415
         500        * Cephalon, Inc ...............................       31,500
         400        * Cerner Corp .................................       19,084
         200        * Cerus Corp ..................................       10,714
         600        * Charles River Laboratories International, Inc       18,600
       1,100        * Chiron Corp .................................       50,479
         100        * Cima Labs, Inc ..............................        2,665
         200        * Ciphergen Biosystems, Inc ...................        1,204
         100        * Closure Medical Corp ........................        1,968
         100        * Coherent, Inc ...............................        3,390
         300        * Columbia Laboratories, Inc ..................        1,485
         600        * Community Health Systems ....................       13,266
         900        * Computerized Thermal Imaging, Inc ...........          945
         200        * Conceptus, Inc ..............................        4,310
         200          Cooper Cos, Inc .............................        9,480
         250        * Corvel Corp .................................        7,460
         700        * Covance, Inc ................................       14,196
         200        * Cubist Pharmaceuticals, Inc .................        3,696
         600        * CuraGen Corp ................................        9,636
         500        * Curis, Inc ..................................        1,065
         300        * CV Therapeutics, Inc ........................       10,860
         300        * Cyberonics, Inc .............................        4,797
         400        * Cygnus, Inc .................................        1,564
       1,200        * Cytogen Corp ................................        2,568
       1,300        * Cytyc Corp ..................................       34,996
         600        * DaVita, Inc .................................       15,180
         300        * Deltagen, Inc ...............................        2,022
         200        * Dendreon Corp ...............................        1,238
         100        * Dendrite International, Inc .................        1,070
         650          Dentsply International, Inc .................       24,089
         400          Diagnostic Products Corp ....................       17,280
         138        * Dianon Systems, Inc .........................        8,953
         100        * Digene Corp .................................        3,575
         200        * Dusa Pharmaceuticals, Inc ...................          802
         300        * Dyax Corp ...................................        1,104
         700        * Eclipsys Corp ...............................       11,487
         100        * Eden Bioscience Corp ........................          240
         300        * Edwards Lifesciences Corp ...................        8,385
         200          Elan Corp plc (Contingent Value Rts) ........           12
         300        * Endo Pharmaceuticals Holdings, Inc ..........        3,030
         200        * Endocare, Inc ...............................        3,942

         300        * Entremed, Inc ...............................        2,280
         130        * Enzo Biochem, Inc ...........................        2,634
         500        * Enzon, Inc ..................................       22,145
         400        * Esperion Therapeutics, Inc ..................        2,436
         100        * Exelixis, Inc ...............................        1,379
         900        * Express Scripts, Inc ........................       51,831
       1,100        * First Health Group Corp .....................       26,543
         150        * First Horizon Pharmaceutical ................        3,354
         500          Fisher Scientific International, Inc ........       14,050
       2,200        * Forest Laboratories, Inc ....................      179,740
         400        * Genaissance Pharmaceuticals .................        1,072
         200        * Gene Logic, Inc .............................        3,892
         500        * Genelabs Technologies .......................          880
         100        * Genencor International, Inc .................        1,135
       6,300        * Genentech, Inc ..............................      317,835
         300        * Genome Therapeutics Corp ....................        1,698
         300        * Genstar Therapeutics Corp ...................          300
         400        * Genta, Inc ..................................        6,708
       2,300        * Genzyme Corp (General Division) .............      100,441
         300        * Genzyme Corp (Molecular Oncology Division) ..        1,740
         300        * Geron Corp ..................................        2,283
       2,400        * Gilead Sciences, Inc ........................       86,376
       9,900          GlaxoSmithKline plc ADR .....................      465,300
       3,600        * Guidant Corp ................................      155,952
       9,800        * Guilford Pharmaceuticals, Inc ...............       69,776
         300        * Haemonetics Corp ............................        9,522
         100        * Harvard Bioscience, Inc .....................          879
         800          HCA, Inc ....................................       35,264
       1,300        * Health Management Associates, Inc (Class A) .       26,949
         100        * HealthExtras, Inc ...........................          272
         200        * Hemispherx Biopharma, Inc ...................          800
         100        * Henry Schein, Inc ...........................        4,405
       1,400        * Human Genome Sciences, Inc ..................       30,506
         200        * Hyseq, Inc ..................................        1,064
         400          ICN Pharmaceuticals, Inc ....................       12,700
         500        * Icos Corp ...................................       22,995
       1,400        * IDEC Pharmaceuticals Corp ...................       90,020
         500        * Idexx Laboratories, Inc .....................       13,420
         500        * Ilex Oncology, Inc ..........................        8,630
         300        * Illumina, Inc ...............................        2,838
         400        * I-many, Inc .................................        1,984

                       SEE NOTES TO FINANCIAL STATEMENTS

22  TIAA-CREF Institutional Mutual Funds  2002 Semiannual Report

                        INSTITUTIONAL GROWTH EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 HEALTH CARE--(Continued)
         786        * ImClone Systems, Inc ........................  $    19,359
         400        * Immune Response Corp ........................          324
       3,900        * Immunex Corp ................................      118,014
         200        * Immunogen, Inc ..............................        2,214
         600        * Immunomedics, Inc ...........................       11,376
         200        * Impath, Inc .................................        8,208
       3,400          IMS Health, Inc .............................       76,330
         200        * Inamed Corp .................................        6,580
       1,000        * Incyte Genomics, Inc ........................       11,900
         600        * Inhale Therapeutic Systems, Inc .............        6,330
         500        * Inkine Pharmaceutical Co, Inc ...............          920
         500        * Insmed, Inc .................................        1,400
         200        * Inspire Pharmaceuticals, Inc ................          402
         200        * Integra LifeSciences Holding ................        5,626
         400        * InterMune, Inc ..............................       12,028
         200        * Interneuron Pharmaceuticals, Inc ............        1,750
         500        * Intuitive Surgical, Inc .....................        4,700
         200          Invacare Corp ...............................        7,520
          80        * Inverness Medical Innovations, Inc ..........        1,820
         600        * Invitrogen Corp .............................       20,592
         800        * Isis Pharmaceuticals, Inc ...................       12,864
         300        * I-Stat Corp .................................        2,187
       1,700        * IVAX Corp ...................................       27,285
      56,137          Johnson & Johnson ...........................    3,646,098
         200        * Kendle International, Inc ...................        3,718
         100        * Keryx Biopharmaceuticals, Inc ...............          549
           5        * Kindred Healthcare, Inc .....................          203
      19,577        * King Pharmaceuticals, Inc ...................      685,391
         200        * Kosan Biosciences, Inc ......................        1,540
         500        * KV Pharmaceutical Co (Class B) ..............       16,350
         500        * La Jolla Pharmaceutical Co ..................        3,660
       3,700        * Laboratory Corp Of America Holdings .........      354,682
         600        * LifePoint Hospitals, Inc ....................       22,176
         800        * Ligand Pharmaceuticals, Inc (Class B) .......       15,776
       9,700          Lilly (Eli) & Co ............................      739,140
       1,200        * Lincare Holdings, Inc .......................       32,544
         300        * Macrochem Corp ..............................          945
         200        * Magellan Health Services, Inc ...............        1,140
         200        * Maximus, Inc ................................        6,146
         500          McKesson Corp ...............................       18,715
         900        * Medarex, Inc ................................       14,516
         100        * Med-Design Corp .............................        1,405
         300        * Medicis Pharmaceutical Corp (Class A) .......       16,650
       3,030        * Medimmune, Inc ..............................      119,170
         171        * MedQuist, Inc ...............................        5,130
      41,464          Medtronic, Inc ..............................    1,874,587
         200          Mentor Corp .................................        7,216
      27,051          Merck & Co, Inc .............................    1,557,597
         100        * MGI Pharma, Inc .............................        1,376
         600        * Mid Atlantic Medical Services, Inc ..........       17,100
       3,189        * Millennium Pharmaceuticals, Inc .............       71,147
         600        * Millipore Corp ..............................       26,544
         200        * Miravant Medical Technologies ...............          216
         200        * Molecular Devices Corp ......................        3,634
         406        * Mykrolis Corp ...............................        6,208
         600          Mylan Laboratories, Inc .....................       17,676
         200        * Myriad Genetics, Inc ........................        6,702
         300        * Nabi Biopharmaceuticals .....................        1,848
         200        * Nanogen, Inc ................................          840
         300        * Napro Biotherapeutics, Inc ..................        2,625
         210        * Neopharm, Inc ...............................        4,513
         400        * Neurocrine Biosciences, Inc .................       16,236
         200        * Neurogen Corp ...............................        2,552
         100        * North American Scientific ...................        1,294
         200        * Novavax, Inc ................................        2,288
         100        * Noven Pharmaceuticals, Inc ..................        2,074
         300        * Novoste Corp ................................        2,475
         400        * NPS Pharmaceuticals, Inc ....................       13,052
         200        * Ocular Sciences, Inc ........................        5,601
         200          Omnicare, Inc ...............................        5,178
         300        * On Assignment, Inc ..........................        5,370
         200        * Onyx Pharmaceuticals, Inc ...................          916
         100        * Option Care, Inc ............................        1,651
         400        * OraSure Technologies, Inc ...................        2,420
         600        * Orchid BioSciences, Inc .....................        1,554
         500        * Organogenesis, Inc ..........................          695
         600        * Orthodontic Centers Of America, Inc .........       16,566
         600        * OSI Pharmaceuticals, Inc ....................       23,490
       1,100        * Oxford Health Plans, Inc ....................       45,969
         200        * Pain Therapeutics, Inc ......................        1,912
         100          Pall Corp ...................................        2,049
         200        * Paradigm Genetics, Inc ......................          324
         600        * Patterson Dental Co .........................       26,238
         100        * PDI, Inc ....................................        1,696
          33        * Per Se Technologies, Inc ....................          399
       1,600        * Peregrine Pharmaceuticals, Inc ..............        3,472
     194,807          Pfizer, Inc .................................    7,741,630
         400        * Pharmaceutical Product Development, Inc .....       13,940

         300        * Pharmaceutical Resources, Inc ...............        6,357
      75,124          Pharmacia Corp ..............................    3,386,590
         200        * Pharmacyclics, Inc ..........................        1,560
         700        * Pharmos Corp ................................        1,176
         200        * PolyMedica Corp .............................        5,090
         300        * Possis Medical, Inc .........................        5,910
         300        * Pozen, Inc ..................................        1,734
         800        * Praecis Pharmaceuticals, Inc ................        4,160
         300        * Priority Healthcare Corp (Class B) ..........        7,803
         100        * Progenics Pharmaceuticals ...................        1,500
         900        * Protein Design Labs, Inc ....................       15,417
         400        * Province Healthcare Co ......................       12,708
         800        * Quest Diagnostics, Inc ......................       66,280
         600        * Quintiles Transnational Corp ................       10,650
         200        * Regeneration Technologies ...................        1,450
         400        * Regeneron Pharmaceuticals, Inc ..............        9,996
         200        * RehabCare Group, Inc ........................        5,700
         600        * Renal Care Group, Inc .......................       19,680
         300        * Resmed, Inc .................................       12,039
         500        * Respironics, Inc ............................       16,200
         100        * Ribozyme Pharmaceuticals, Inc ...............          290
         300        * Rigel Pharmaceuticals, Inc ..................        1,065
         100        * Sangamo Biosciences, Inc ....................          924
         300        * Sangstat Medical Corp .......................        8,058
      50,885          Schering-Plough Corp ........................    1,592,701
         700        * Scios, Inc ..................................       20,251
         800        * Sepracor, Inc ...............................       15,520
         500        * Sequenom, Inc ...............................        3,450
         200        * Serologicals Corp ...........................        3,134
         900          SICOR, Inc ..................................       15,372
         100        * SonoSite, Inc ...............................        1,940
         900          St. Jude Medical, Inc .......................       69,435
         200        * Stericycle, Inc .............................       12,512
         600        * Steris Corp .................................       12,516
       1,600          Stryker Corp ................................       96,528
         100        * SurModics, Inc ..............................        4,360
         100        * Syncor International Corp ...................        2,725
         100        * Tanox, Inc ..................................        1,416
         500        * Targeted Genetics Corp ......................        1,045
         500        * Techne Corp .................................       13,785
         300        * Telik, Inc ..................................        3,636


                        SEE NOTES TO FINANCIAL STATEMENTS

                2002 Semiannual Report  TIAA-CREF Institutional Mutual Funds  23

                        INSTITUTIONAL GROWTH EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 HEALTH CARE--(Continued)
      13,400          Tenet Healthcare Corp .......................  $   898,068
         800        * Texas Biotechnology Corp ....................        4,920
         400        * Theragenics Corp ............................        3,960
         100        * Third Wave Technologies, Inc ................          335
         567        * Thoratec Corp ...............................        6,209
         400        * Titan Pharmaceuticals, Inc ..................        2,804
         200        * Transgenomic, Inc ...........................        1,808
         400        * Transkaryotic Therapies, Inc ................       17,220
         300        * Triad Hospitals, Inc ........................       10,314
         100        * Trimeris, Inc ...............................        4,320
         400        * TriPath Imaging, Inc ........................        2,292
         400        * Tularik, Inc ................................        6,576
         200        * United Therapeutics Corp ....................        2,692
       9,600          UnitedHealth Group, Inc .....................      733,632
         300          Universal Health Services, Inc (Class B) ....       12,375
         200        * Urologix, Inc ...............................        3,634
         400        * Valentis, Inc ...............................        1,124
         800          Varian Medical Systems, Inc .................       32,720
         500        * Varian, Inc .................................       18,970
         800        * Vasomedical, Inc ............................        2,289
         100        * Vaxgen, Inc .................................        1,142
         200        * Ventana Medical Systems, Inc ................        4,050
         200          Ventas, Inc .................................        2,530
         133        * Ventiv Health, Inc ..........................          266
         986        * Vertex Pharmaceuticals, Inc .................       27,470
         200        * Viasys Healthcare, Inc ......................        4,498
         300        * Vical, Inc ..................................        2,775
         700        * Vidamed, Inc ................................        5,516
         400        * Vion Pharmaceuticals, Inc ...................        1,640
         700        * Visx, Inc ...................................       12,362
       1,600        * Waters Corp .................................       44,752
       1,200        * Watson Pharmaceuticals, Inc .................       32,508
         930        * WebMD Corp ..................................        7,142
         400        * Wellpoint Health Networks, Inc ..............       25,468
      16,000          Wyeth .......................................    1,050,400
         200          X-Rite, Inc .................................        1,600
       1,400        * Zimmer Holdings, Inc ........................       47,670
         100        * Zoll Medical Corp ...........................        3,840
                                                                     -----------
                      TOTAL HEALTH CARE ...........................   38,926,439
                                                                     -----------
 OTHER--2.04%
         330        * Acacia Research Corp ........................        3,765
         100        * Actrade Financial Technologies Ltd ..........        1,534
         400        * Administaff, Inc ............................       11,052
         200          Brady Corp (Class A) ........................        7,260
         200        * Bright Horizons Family Solutions, Inc .......        5,894
         500        * Career Education Corp .......................       19,800
       5,832          Cendant Corp ................................      111,974
       1,400          Cintas Corp .................................       69,804
         200        * Corinthian Colleges, Inc ....................       10,110
         400        * Corporate Executive Board Co ................       15,004
         200        * CoStar Group, Inc ...........................        4,552
         700        * DeVry, Inc ..................................       21,091
         200          Dover Corp ..................................        8,200
         500        * Edison Schools, Inc .........................        6,950
         300        * Education Management Corp ...................       12,651
       1,100        * Exult, Inc ..................................       12,001
         200        * First Consulting Group, Inc .................        1,994
         100        * Gentiva Health Services, Inc ................        2,476
         400        * Getty Images, Inc ...........................       11,984
         400        * Gtech Holdings Corp .........................       19,500
         900          H & R Block, Inc ............................       40,005
           2          Havas Advertising ADR .......................           18
         300        * Heidrick & Struggles International, Inc .....        6,240
         800          Honeywell International, Inc ................       30,616
         100        * Hotel Reservations Network, Inc (Class A) ...        5,893
         100        * Itron, Inc ..................................        2,975
         100        * Korn/Ferry International ....................          995
         100        * Management Network Group, Inc ...............          549
         500          Matthews International Corp (Class A) .......       12,550
         200        * Memberworks, Inc ............................        3,786
       1,600          Moody's Corp ................................       65,760
         200        * MSC.Software Corp ...........................        4,600
         200        * Prepaid Legal Services, Inc .................        5,712
         200        * ProQuest Co .................................        8,598
         300        * R.H. Donnelley Corp .........................        9,129
         250        * Right Management Consultants ................        6,330
       1,800          Robert Half International, Inc ..............       53,136
         100        * School Specialty, Inc .......................        2,672
         100          SPX Corp ....................................       14,158
         100        * Startek, Inc ................................        2,315
         400        * Symyx Technologies, Inc .....................        8,260
       5,900          Sysco Corp ..................................      175,938
         210          Talx Corp ...................................        3,360
         600        * Teletech Holdings, Inc ......................        8,058
       1,600        * Terremark Worldwide, Inc ....................          720
         900        * TMP Worldwide, Inc ..........................       31,023

         100        * TradeStation Group, Inc .....................          110
      60,020          Tyco International Ltd ......................    1,939,846
         200        * Uniroyal Technology Corp ....................          100
       4,429          United Technologies Corp ....................      328,632
         200          Viad Corp ...................................        5,600
         100        * Wackenhut Corp (Class A) ....................        3,310
         100        * Wackenhut Corrections Corp ..................        1,500
         100          Walter Industries, Inc ......................        1,317
                                                                     -----------
                      TOTAL OTHER                                      3,141,407
                                                                     -----------
 PRODUCER DURABLES--6.82%
         400        * Active Power, Inc ...........................        2,100
         300        * AGCO Corp ...................................        6,846
         900        * Allied Waste Industries, Inc ................       11,700
         500          Ametek, Inc .................................       18,605
         100        * Astec Industries, Inc .......................        1,757
         130        * Beacon Power Corp ...........................           66
         100          Briggs & Stratton Corp ......................        4,600
         200        * Brooks Automation, Inc ......................        9,088
         600        * Capstone Turbine Corp .......................        1,956
         149        * Catalytica Energy Systems, Inc ..............          502
         100        * Coinstar, Inc ...............................        3,369
         400       b* Covanta Energy Corp .........................          288
       1,000          Danaher Corp ................................       71,020
         300        * Dycom Industries, Inc .......................        4,485
         400          Eaton Corp ..................................       32,392
         524        * Emex Corp ...................................        1,693
         700          Federal Signal Corp .........................       16,604
         100        * Flow International Corp .....................          978
         500        * Flowserve Corp ..............................       16,005
         300        * FMC Technologies, Inc .......................        5,979
         200        * FuelCell Energy, Inc ........................        3,152
     265,087          General Electric Co .........................    9,927,508
          14        * Genesis Microchip, Inc ......................          364
         200        * Global Power Equipment Group, Inc ...........        2,494
         300          Gorman-Rupp Co ..............................        8,025
         200        * H Power Corp ................................          510
         300        * Headwaters, Inc .............................        4,590
         100          Idex Corp ...................................        3,700
          32        * Imagistics International, Inc ...............          509
         100          Lincoln Electric Holdings, Inc ..............        2,857
         100          Lindsay Manufacturing Co ....................        2,435
         200          Manitowoc Co, Inc ...........................        7,900
         200        * Mechanical Technology, Inc ..................          694

                       SEE NOTES TO FINANCIAL STATEMENTS

24  TIAA-CREF Institutional Mutual Funds  2002 Semiannual Report

                        INSTITUTIONAL GROWTH EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 PRODUCER DURABLES--(Continued)
       1,600          Minnesota Mining & Manufacturing Co .........  $   184,016
         400        * National Instruments Corp ...................       16,728
         100        * Newpark Resources, Inc ......................          775
         100          Nordson Corp ................................        3,015
         250          Philadelphia Suburban Corp ..................        5,875
         200        * Photon Dynamics, Inc ........................       10,178
         400          Pitney Bowes, Inc ...........................       17,120
       1,000        * Power-One, Inc ..............................        8,180
         200        * Quanta Services, Inc ........................        3,458
         400          Rockwell Collins, Inc .......................       10,088
         300          Roper Industries, Inc .......................       14,922
         950        * Tetra Tech, Inc .............................       13,576
         100        * Tetra Technologies, Inc .....................        2,905
         150        * TRC Cos, Inc ................................        3,683
         100        * Trikon Technologies, Inc ....................        1,468
         500        * Valence Technology, Inc .....................        1,525
         200          Valhi, Inc ..................................        2,250
          66          Wabtec Corp .................................          989
         400        * Waste Connections, Inc ......................       13,404
                                                                     -----------
                      TOTAL PRODUCER DURABLES                         10,488,926
                                                                     -----------
 TECHNOLOGY--30.77%
       2,000        * 3Com Corp ...................................       12,220
         100        * 3D Systems Corp .............................        1,589
         400        * 3Do Co ......................................          408
         200       b* ACT Manufacturing, Inc ......................           42
         100        * Actel Corp ..................................        2,071
         500        * Acterna Corp ................................          750
         600        * Activision, Inc .............................       17,898
         200        * Actuate Corp ................................        1,444
         300        * Acxiom Corp .................................        5,142
         200        * Adaptec, Inc ................................        2,674
       4,000        * ADC Telecommunications, Inc .................       16,280
         100        * ADE Corp ....................................        1,527
       2,900          Adobe Systems, Inc ..........................      116,841
         100        * Adtran, Inc .................................        2,414
         900        * Advanced Digital Information Corp ...........       11,709
         300        * Advanced Energy Industries, Inc .............       10,788
         400        * Advanced Fibre Communications, Inc ..........        7,676
       2,600          Advanced Micro Devices, Inc .................       38,246
         500        * Advent Software, Inc ........................       29,580
         900        * Aeroflex, Inc ...............................       11,574
         400        * Aether Systems, Inc .........................        1,748
       1,100        * Affiliated Computer Services, Inc (Class A) .       61,743
      75,900        * Agere Systems, Inc (Class A) ................      295,251
         300        * Agile Software Corp .........................        3,630
       1,900        * Agilent Technologies, Inc ...................       66,424
         300        * Akamai Technologies, Inc ....................        1,200
         200        * Alloy, Inc ..................................        3,006
         700          Alpha Industries, Inc .......................       10,675
      17,900        * Altera Corp .................................      391,473
       8,116        * Amdocs Ltd ..................................      216,291
         200        * America Online Latin America, Inc (Class A) .          450
         500        * American Management Systems, Inc ............        9,341
         300        * American Superconductor Corp ................        2,265
       1,500        * Amkor Technology, Inc .......................       33,465
         500        * Amphenol Corp (Class A) .....................       23,400
         100        * Anadigics, Inc ..............................        1,234
      22,718        * Analog Devices, Inc .........................    1,023,219
         300        * Anaren Microwave, Inc .......................        4,359
         300        * Andrew Corp .................................        5,019
         100        * Ansoft Corp .................................        1,835
         500        * Answerthink, Inc ............................        3,255
         200        * Ansys, Inc ..................................        5,420
         300        * APAC Customer Services, Inc .................          960
      30,600        * Applied Materials, Inc ......................    1,660,662
      17,800        * Applied Micro Circuits Corp .................      142,400
       1,600        * Ariba, Inc ..................................        7,248
         900        * Art Technology Group, Inc ...................        1,854
         100        * Artisan Components, Inc .....................        1,660
       3,000        * Ascential Software Corp .....................       11,550
         600        * Aspect Communications Corp ..................        2,346
         300        * Aspen Technology, Inc .......................        6,870
         200        * Astropower, Inc .............................        8,352
         200        * Asyst Technologies, Inc .....................        3,640
       1,900       b* At Home Corp (Series A) .....................           11
       2,000        * Atmel Corp ..................................       20,280
         400        * ATMI, Inc ...................................       12,580
         700        * Auspex Systems, Inc .........................          875
         100          Autodesk, Inc ...............................        4,669
      15,600          Automatic Data Processing, Inc ..............      909,012
         600        * Avanex Corp .................................        2,406
         500        * Avant! Corp .................................       10,015
       3,124        * Avaya, Inc ..................................       23,055
         800        * Avici Systems, Inc ..........................        1,520
         709        * Avocent Corp ................................       18,994
         100          AVX Corp ....................................        2,094

         300        * Aware, Inc ..................................        1,905
       1,600        * Axcelis Technologies, Inc ...................       22,880
         300        * AXT, Inc ....................................        3,210
         200        * Barra, Inc ..................................       12,114
       7,800        * BEA Systems, Inc ............................      106,938
         100          BEI Technologies, Inc .......................        1,885
         100          Bel Fuse, Inc (Class B) .....................        2,446
       1,300        * Bisys Group, Inc ............................       45,825
         300        * Black Box Corp ..............................       14,526
         400        * Blue Martini Software, Inc ..................          568
       1,600        * BMC Software, Inc ...........................       31,120
         600        * Borland Software Corp .......................        7,806
         100        * Boston Communications Group .................          861
         100        * Braun Consulting, Inc .......................          431
         600        * Brightpoint, Inc ............................          546
         600        * Brio Software, Inc ..........................        1,644
       7,700        * Broadcom Corp (Class A) .....................      276,430
       2,700        * BroadVision, Inc ............................        4,671
      15,825        * Brocade Communications Systems, Inc .........      427,275
         200        * Bsquare Corp ................................          732
         200          C&D Technologies, Inc .......................        4,204
         300        * Cacheflow, Inc ..............................          294
         200        * CACI International, Inc (Class A) ...........        7,022
       3,000        * Cadence Design Systems, Inc .................       67,830
         100        * Caminus Corp ................................        2,250
         200        * Carreker Corp ...............................        1,744
         100        * Carrier Access Corp .........................          300
         100        * Catapult Communications Corp ................        2,524
         100        * Celeritek, Inc ..............................        1,030
         200        * Centillium Communications, Inc ..............        2,420
         300        * Centra Software, Inc ........................        1,446
         700        * Certegy, Inc ................................       27,790
         900        * Checkfree Corp ..............................       13,797
         100        * ChipPAC, Inc ................................          982
      18,200        * CIENA Corp ..................................      163,800
         600        * Cirrus Logic, Inc ...........................       11,322
     211,420        * Cisco Systems, Inc ..........................    3,579,341
       2,000        * Citrix Systems, Inc .........................       34,560
         200        * Click Commerce, Inc .........................          254
         800        * CNET Networks, Inc ..........................        4,384
         500        * Cognex Corp .................................       14,530
         100        * Cognizant Technology Solutions Corp .........        4,210
         100          Cohu, Inc ...................................        2,849

                        SEE NOTES TO FINANCIAL STATEMENTS

                2002 Semiannual Report  TIAA-CREF Institutional Mutual Funds  25

                        INSTITUTIONAL GROWTH EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 TECHNOLOGY--(Continued)
       2,440        * Commerce One, Inc ...........................  $     3,806
         800        * Commscope, Inc ..............................       13,920
         200        * Computer Network Technology Corp ............        2,644
       2,200        * Compuware Corp ..............................       28,402
       2,000        * Comverse Technology, Inc ....................       25,340
         400        * Concord Camera Corp .........................        3,604
       6,100        * Concord EFS, Inc ............................      202,825
       1,000        * Concurrent Computer Corp ....................        8,310
         100          Conestoga Enterprises, Inc ..................        3,026
       1,000        * Conexant Systems, Inc .......................       12,050
         300        * Convera Corp ................................        1,053
       1,900        * Convergys Corp ..............................       56,183
         400        * Copper Mountain Networks, Inc ...............          380
         300        * Corillian Corp ..............................          990
       5,000        * Corning, Inc ................................       38,100
       1,000        * CoSine Communications, Inc ..................        1,150
         300        * Covansys Corp ...............................        2,250
         600        * Credence Systems Corp .......................       13,176
         700        * Cree, Inc ...................................        9,541
         600        * CSG Systems International, Inc ..............       17,082
         100          CTS Corp ....................................        1,625
         400        * Cymer, Inc ..................................       19,864
         700        * Cypress Semiconductor Corp ..................       16,100
         200        * Daktronics, Inc. ............................        1,598
         200        * Datastream Systems, Inc .....................        1,800
         200        * DDI Corp ....................................        1,706
      59,800        * Dell Computer Corp ..........................    1,561,378
         300        * DiamondCluster International, Inc (Class A) .        3,876
         300        * Digex, Inc ..................................          372
         300        * Digimarc Corp ...............................        5,871
         400        * Digital Insight Corp ........................       11,020
         200        * Digital Lightwave, Inc ......................        1,246
         400        * Digitalthink, Inc ...........................          900
         100        * Digitas, Inc ................................          548
       2,100        * Divine, Inc (Class A) .......................        1,050
         200        * DMC Stratex Networks, Inc ...................        1,088
         500        * Docent, Inc .................................          885
         600        * Documentum, Inc .............................       15,270
       1,300        * DoubleClick, Inc ............................       15,587
         100        * DSP Group, Inc ..............................        2,047
         700        * DST Systems, Inc ............................       34,860
         100        * Dupont Photomasks, Inc ......................        5,200
         400        * E.piphany, Inc ..............................        3,024
         632        * Earthlink, Inc ..............................        6,415
       5,200        * eBay, Inc ...................................      294,528
         100        * Echelon Corp ................................        1,800
         600        * eFunds Corp .................................        9,630
         300        * Elantec Semiconductor, Inc ..................       12,831
         400        * Electro Scientific Industries, Inc ..........       14,660
         300        * Electroglas, Inc ............................        5,070
       1,400        * Electronic Arts, Inc ........................       85,120
       5,200          Electronic Data Systems Corp ................      301,548
         100        * Electronics For Imaging, Inc ................        1,830
      61,540          EMC Corp ....................................      733,557
       1,000        * Emulex Corp .................................       32,930
         600        * Entegris, Inc ...............................        9,690
       1,000        * Enterasys Networks, Inc .....................        4,230
         200        * Entrust, Inc ................................        1,016
         350        * EPIQ Systems, Inc ...........................        5,576
       1,700          Equifax, Inc ................................       50,830
         200        * Espeed, Inc (Class A) .......................        2,116
         500        * Exar Corp ...................................       10,270
         100        * Excel Technology, Inc .......................        2,196
         400        * EXE Technologies, Inc .......................          860
       5,500       b* Exodus Communications, Inc ..................          143
         100        * Extensity, Inc ..............................          164
       1,300        * Extreme Networks, Inc .......................       13,520
         100        * F5 Networks, Inc ............................        2,324
         200          Fair, Isaac & Co, Inc .......................       12,678
       1,200        * Fairchild Semiconductor International, Inc
                        (Class A) .................................       34,320
         100        * FalconStor Software, Inc ....................          634
         200        * FEI Co ......................................        7,110
         400        * Fibercore, Inc ..............................          640
         500        * Filenet Corp ................................        8,545
       1,600        * Finisar Corp ................................       12,320
       4,600          First Data Corp .............................      401,350
       2,200        * Fiserv, Inc .................................      101,178
         200        * Flir Systems, Inc ...........................        9,550
       1,200        * Foundry Networks, Inc .......................        8,628
         300        * Freemarkets, Inc ............................        6,891
         200        * Gateway, Inc ................................        1,264
       2,300        * Genuity, Inc (Class A) ......................        2,001
         300        * Genzyme Transgenics Corp ....................          990
         480          Global Payments, Inc ........................       17,592
       1,416        * Globespan Virata, Inc .......................       21,127
         600        * Handspring, Inc .............................        2,796
         608        * Harmonic, Inc ...............................        7,053
         200          Harris Corp .................................        7,182

       1,600          Helix Technology Corp .......................       40,512
         900          Henry (Jack) & Associates, Inc ..............       19,962
         300        * HNC Software, Inc ...........................        5,040
       1,200        * Homestore.Com, Inc ..........................        3,240
       4,020        * i2 Technologies, Inc ........................       20,341
         500        * Identix, Inc ................................        4,435
         100        * Ii-Vi, Inc ..................................        1,515
         200        * InFocus Corp ................................        3,642
         900        * Informatica Corp ............................        6,516
       1,946        * Infospace, Inc ..............................        2,958
         100        * Ingram Micro, Inc (Class A) .................        1,655
       1,400        * Inktomi Corp ................................        4,830
         200        * Inrange Technologies Corp (Class B) .........        1,616
         400        * Integrated Circuit Systems, Inc .............        8,160
       7,400        * Integrated Device Technology, Inc ...........      245,976
     184,362          Intel Corp ..................................    5,606,448
         600        * Intelidata Technologies Corp ................          906
         100        * Interactive Intelligence, Inc ...............          548
         200        * Intercept, Inc ..............................        7,250
         400        * Interdigital Communications Corp ............        3,836
         200        * Intergraph Corp .............................        3,522
         202        * Intermagnetics General Corp .................        5,505
       2,300        * Internap Network Services Corp ..............        1,771
      24,300          International Business Machines Corp ........    2,527,200
         700        * International Rectifier Corp ................       31,787
         400        * Internet Security Systems, Inc ..............        9,140
       1,300        * Intersil Corp (Class A) .....................       36,855
         500        * InterVoice-Brite, Inc .......................        3,200
       1,100        * Interwoven, Inc .............................        5,500
         200        * Intrado, Inc ................................        4,358
       1,300        * Intuit, Inc .................................       49,868
         240        * Iomega Corp .................................        2,126
         500        * Iron Mountain, Inc ..........................       15,860
         100        * Ixia ........................................          850
         100        * IXYS Corp ...................................        1,169
       1,000        * J.D. Edwards & Co ...........................       18,040
       1,600        * Jabil Circuit, Inc ..........................       37,648
       5,900        * JDS Uniphase Corp ...........................       34,751
         400        * JNI Corp ....................................        2,848
       2,900        * Juniper Networks, Inc .......................       36,598
          93        * Kana Software, Inc ..........................        1,674


                       SEE NOTES TO FINANCIAL STATEMENTS

26  TIAA-CREF Institutional Mutual Funds  2002 Semiannual Report

                        INSTITUTIONAL GROWTH EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 TECHNOLOGY--(Continued)
         800          Keane, Inc ..................................  $    13,640
         100          Keithley Instruments, Inc ...................        2,197
         200        * Keynote Systems, Inc ........................        1,938
       9,000        * KLA-Tencor Corp .............................      598,500
       1,000        * Kopin Corp ..................................        9,110
       1,000        * KPMG Consulting, Inc ........................       20,200
         200        * Kronos, Inc .................................        9,396
         500        * Kulicke & Soffa Industries, Inc .............       10,405
      15,700        * Lam Research Corp ...........................      460,324
       1,100        * Lattice Semiconductor Corp ..................       19,283
         100        * Lecroy Corp .................................        1,764
       1,300        * Legato Systems, Inc .........................       11,713
         200        * Lexar Media, Inc ............................          540
         500        * Lexent, Inc .................................        1,600
       1,500        * Lexmark International, Inc ..................       85,770
       1,100        * Liberate Technologies .......................        6,545
         419        * Lightbridge, Inc ............................        4,873
         300        * Lightpath Technologies, Inc (Class A) .......          465
      12,000          Linear Technology Corp ......................      530,640
         300        * Loudcloud, Inc ..............................          687
       1,300        * LSI Logic Corp ..............................       22,100
         700        * LTX Corp ....................................       19,033
         800        * Macromedia, Inc .............................       16,336
         500        * Macrovision Corp ............................       13,325
         200        * Manhattan Associates, Inc ...................        7,620
         100        * Manufacturers Services Ltd ..................          526
         600        * Manugistics Group, Inc ......................       12,888
         400        * Mapinfo Corp ................................        4,000
         300        * Mastec, Inc .................................        2,415
         200        * Matrixone, Inc ..............................        1,784
       3,700        * Maxim Integrated Products, Inc ..............      206,127
       1,000        * Maxtor Corp .................................        6,950
         100        * Mcafee.Com Corp .............................        1,647
         300        * McData Corp (Class A) .......................        3,561
         100        * MCSi, Inc ...................................        1,191
         100        * Measurement Specialties, Inc ................          695
         700        * Mentor Graphics Corp ........................       14,798
         300        * Mercury Computer Systems, Inc ...............        9,588
         800        * Mercury Interactive Corp ....................       30,120
         200        * Merix Corp ..................................        3,738
         400        * MetaSolv, Inc ...............................        3,012
         700        * Metawave Communications Corp ................          350
         500        * Mettler-Toledo International, Inc ...........       22,630
       1,000        * Micrel, Inc .................................       25,220
         200        * Micro General Corp ..........................        2,764
       1,500        * Microchip Technology, Inc ...................       62,745
         900        * Micromuse, Inc ..............................        7,884
      17,400          Micron Technology, Inc ......................      572,460
         400          Microsemi Corp ..............................        6,528
     122,668        * Microsoft Corp ..............................    7,398,107
         500        * MicroStrategy, Inc ..........................        1,525
         200        * Microtune, Inc ..............................        2,874
         200        * Microvision, Inc ............................        2,284
         600        * MIPS Technologies, Inc (Class A) ............        4,416
         400        * MKS Instruments, Inc ........................       13,696
         500          Molex, Inc ..................................       17,335
      24,300          Motorola, Inc ...............................      345,060
         600        * MRV Communications, Inc .....................        1,692
         400        * Multex.Com, Inc .............................        1,812
         100        * Nanometrics, Inc ............................        1,844
         100        * National Processing, Inc ....................        2,858
       8,681        * National Semiconductor Corp .................      292,463
         200        * NCR Corp ....................................        8,950
         300          NDCHealth Corp ..............................       10,917
         200        * Netegrity, Inc ..............................        2,958
         448        * NETIQ Corp ..................................        9,771
         500        * Netro Corp ..................................        1,400
         200        * Netscout Systems, Inc .......................        1,432
       3,400        * Network Appliance, Inc ......................       69,292
       1,000        * Network Associates, Inc .....................       24,200
         800        * New Focus, Inc ..............................        2,392
         500        * Newport Corp ................................       11,950
         400        * Next Level Communications, Inc ..............          576
         600        * NMS Communications Corp .....................        2,556
          49        * Nortel Networks Corp (U.S.) .................          220
         100        * Northfield Laboratories, Inc ................          704
         200        * Novadigm, Inc ...............................        1,552
       1,100        * Novatel Wireless, Inc .......................          726
      21,500        * Novellus Systems, Inc .......................    1,164,010
         400        * Nuance Communications, Inc ..................        2,732
       6,600        * Nvidia Corp .................................      292,776
         100        * NYFIX, Inc ..................................        1,496
         700        * Oak Technology, Inc .........................       10,416
         900        * ONI Systems Corp ............................        5,553
         600        * Onyx Software Corp ..........................        2,994
         922        * Openwave Systems, Inc .......................        5,864
         300        * Oplink Communications, Inc ..................          465
         100        * Opnet Technologies, Inc .....................          953

     179,596        * Oracle Corp .................................    2,298,829
         300        * Overture Services, Inc ......................        8,376
         300        * Packeteer, Inc ..............................        2,220
       5,800        * Palm, Inc ...................................       23,142
       2,700        * Parametric Technology Corp ..................       16,308
       3,800          Paychex, Inc ................................      150,860
         100        * PECO II, Inc ................................          498
       3,200        * Peoplesoft, Inc .............................      116,896
       1,681        * Peregrine Systems, Inc ......................       16,003
         100        * Performance Technologies, Inc ...............          798
         800        * Perot Systems Corp (Class A) ................       15,960
         300        * Phoenix Technologies Ltd ....................        4,095
         300        * Photronics, Inc .............................       10,119
         400        * Pixelworks, Inc .............................        5,152
         100        * Planar Systems, Inc .........................        2,625
         500        * Plantronics, Inc ............................       10,460
         600        * Plexus Corp .................................       14,160
       1,800        * PMC-Sierra, Inc .............................       29,304
       1,000        * Polycom, Inc ................................       24,600
         200        * Portal Software, Inc ........................          382
         100        * Powell Industries, Inc ......................        2,221
         100        * Power Integrations, Inc .....................        1,905
         900        * Powerwave Technologies, Inc .................       11,583
         400        * PRG-Schultz International, Inc ..............        5,620
         300        * PRI Automation, Inc .........................        6,993
         100        * Probusiness Services, Inc ...................        2,157
         100        * Progress Software Corp ......................        1,814
         300        * Proton Energy Systems .......................        1,950
       1,255        * Proxim Corp (Class A) .......................        3,012
         500        * Pumatech, Inc ...............................          665
       1,100        * QLogic Corp .................................       54,472
         100        * QRS Corp ....................................        1,180
      33,000        * Qualcomm, Inc ...............................    1,242,120
         500        * Quest Software, Inc .........................        7,555
         200        * Radiant Systems, Inc ........................        1,810
       1,100        * Rambus, Inc .................................        8,569
       2,163        * Rational Software Corp ......................       34,240
         700        * Read-Rite Corp ..............................        2,149
       1,500        * RealNetworks, Inc ...........................       10,530
         500        * Red Hat, Inc ................................        2,855
       2,100        * Redback Networks, Inc .......................        7,140

                       SEE NOTES TO FINANCIAL STATEMENTS

                  2002 Semiannual Report TIAA-CREF Institutional Mutual Funds 27

                        INSTITUTIONAL GROWTH EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 TECHNOLOGY--(Continued)
         100        * Renaissance Learning, Inc ...................  $     3,270
         100        * Research Frontiers, Inc .....................        1,768
         448        * Retek, Inc ..................................       11,760
       1,400        * RF Micro Devices, Inc .......................       25,060
       1,061        * Riverstone Networks, Inc ....................        6,366
         200        * Rogers Corp .................................        6,642
         200        * Roxio, Inc ..................................        4,538
         100        * RSA Security, Inc ...........................          900
         600        * S1 Corp .....................................        9,264
         400        * Saba Software, Inc ..........................        1,660
         200        * Sanchez Computer Associates, Inc ............        1,350
         600        * Sandisk Corp ................................       13,020
      35,048        * Sanmina-SCI Corp ............................      411,814
         500        * Sapient Corp ................................        2,375
         100        * Satcon Technology Corp ......................          325
         100        * SBS Technologies, Inc .......................        1,278
         100        * Scansource, Inc .............................        6,011
       1,700          Scientific-Atlanta, Inc .....................       39,270
         300        * Seachange International, Inc ................        4,557
         200        * Secure Computing Corp .......................        3,922
         400        * Seebeyond Technology Corp ...................        3,060
         200        * Semitool, Inc ...............................        2,602
         900        * Semtech Corp ................................       32,850
         200        * Serena Software, Inc ........................        3,900
      20,400        * Siebel Systems, Inc .........................      665,244
         200        * SignalSoft Corp .............................          346
         500        * Silicon Image, Inc ..........................        4,270
         100        * Silicon Laboratories, Inc ...................        3,533
       1,100        * Silicon Storage Technology, Inc .............       11,605
         100        * Siliconix, Inc ..............................        3,000
         300        * Sipex Corp ..................................        3,330
         100        * Sirenza Microdevices, Inc ...................          542
       7,300        * Solectron Corp ..............................       56,940
         400        * Somera Communications, Inc ..................        2,928
         400        * SonicWALL, Inc ..............................        5,216
       2,500        * Sonus Networks, Inc .........................        6,550
         200        * Sourcecorp ..................................        5,898
         200        * Spectralink Corp ............................        2,004
         100        * SPSS, Inc ...................................        1,754
         600        * Starbase Corp ...............................          162
       1,500        * StarMedia Network, Inc ......................           60
      13,100          STMicroelectronics NV (New York Shs) ........      444,352
         700        * Storage Technology Corp .....................       15,008
         200        * StorageNetworks, Inc ........................          698
         155        * Stratos Lightwave, Inc ......................          685
      88,040        * Sun Microsystems, Inc .......................      776,513
       3,200        * Sungard Data Systems, Inc ...................      105,504
         100        * Sunrise Telecom, Inc ........................          310
         100        * Supertex, Inc ...............................        2,126
         200        * Supportsoft, Inc ............................
       1,300        * Sybase, Inc .................................       22,711
       1,200        * Sycamore Networks, Inc ......................        4,740
         200        * Sykes Enterprises, Inc ......................        1,938
       1,600        * Symantec Corp ...............................       65,936
       2,600          Symbol Technologies, Inc ....................       29,224
         850        * Symmetricom, Inc ............................        5,262
         700        * Synopsys, Inc ...............................       38,612
         100        * Synplicity, Inc .............................          780
         400        * Systems & Computer Technology Corp                   5,276
      11,800        * Taiwan Semiconductor Manufacturing Co Ltd
                        (Spon ADR) ................................      244,850
         400        * Take-Two Interactive Software, Inc ..........        8,040
         200        * Tech Data Corp ..............................        9,178
         400          Technitrol, Inc .............................        9,536
         700        * Tekelec .....................................        8,022
       5,200        * Tellabs, Inc ................................       54,444
         100        * Tellium, Inc ................................          231
       6,900        * Teradyne, Inc ...............................      272,067
      52,842          Texas Instruments, Inc ......................    1,749,070
         200        * Therma-Wave, Inc ............................        2,888
         300        * Three-Five Systems, Inc .....................        4,446
         700        * Tibco Software, Inc .........................        8,232
         900        * Titan Corp ..................................       18,585
         300        * Tivo, Inc ...................................        1,590
         200        * Tollgrade Communications, Inc ...............        4,902
         500          Total System Services, Inc ..................       12,575
         500        * Touch America Holdings, Inc .................        1,905
       1,600        * Transmeta Corp ..............................        6,208
       1,500        * Transwitch Corp .............................        4,890
         100        * Tripath Technology, Inc .....................          168
       1,545        * Triquint Semiconductor, Inc .................       18,555
         300        * Trizetto Group, Inc .........................        3,645
         100       b* U.S. Wireless Corp ..........................            0
         100        * Ultimate Electronics, Inc ...................        2,805
         200        * Ultratech Stepper, Inc ......................        4,160
         400        * Unisys Corp .................................        5,052
         200        * Universal Display Corp ......................        1,920

         500       b* USinternetworking, Inc ......................           10
         500        * Varian Semiconductor Equipment Associates,
                        Inc .......................................       22,500
         400        * Veeco Instruments, Inc ......................       14,000
       2,772        * VeriSign, Inc ...............................       74,844
      22,125        * Veritas Software Corp .......................      969,739
         200        * Verity, Inc .................................        3,536
       1,200        * VerticalNet, Inc ............................          840
         900        * Viasystems Group, Inc .......................          270
         100        * Vicor Corp ..................................        1,690
         600        * Viewpoint Corp ..............................        3,624
       1,800        * Vignette Corp ...............................        6,192
         100        * Virage Logic Corp ...........................        1,523
         281        * Vishay Intertechnology, Inc .................        5,716
         400        * Visual Networks, Inc ........................        1,176
       1,900        * Vitesse Semiconductor Corp ..................       18,620
       1,100        * Vitria Technology, Inc ......................        4,345
         200        * WatchGuard Technologies, Inc ................        1,252
         600        * Wave Systems Corp (Class A) .................        1,464
         200        * WebEx Communications, Inc ...................        3,290
         400        * webMethods, Inc .............................        6,892
         100        * Websense, Inc ...............................        2,516
         200        * Wesco International, Inc ....................        1,400
       1,700        * Western Digital Corp ........................       10,591
         800        * Wind River Systems, Inc .....................       10,872
         400        * Wireless Facilities, Inc ....................        2,400
         100        * Witness Systems, Inc ........................        1,407
         100        * WJ Communications, Inc ......................          326
         300        * Xicor, Inc ..................................        3,189
      12,932        * Xilinx, Inc .................................      515,470
         600        * Xybernaut Corp ..............................          960
       4,114        * Yahoo!, Inc .................................       75,986
         400        * Zebra Technologies Corp (Class A) ...........       21,636
         200          Zixit Corp ..................................        1,304
         300        * Zygo Corp ...................................        4,866
                                                                     -----------
                      TOTAL TECHNOLOGY ............................   47,357,233
                                                                     -----------
 TRANSPORTATION--0.23%
         600        * Atlantic Coast Airlines Holdings, Inc .......       14,388
         400        * BE Aerospace, Inc ...........................        3,972
         700          C.H. Robinson Worldwide, Inc ................       23,520
         500        * EGL, Inc ....................................        7,925
         500          Expeditors International Of Washington, Inc .       30,500
         200        * Forward Air Corp ............................        6,330
         400        * Frontier Airlines, Inc ......................        7,328

                       SEE NOTES TO FINANCIAL STATEMENTS

28  TIAA-CREF Institutional Mutual Funds  2002 Semiannual Report

                        INSTITUTIONAL GROWTH EQUITY FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES/
   PRINCIPAL                                                               VALUE
   ---------                                                               -----

 TRANSPORTATION--(Continued)
         157        * Heartland Express, Inc ......................  $     3,134
         275        * Knight Transportation, Inc ..................        5,814
         100        * Landstar System, Inc ........................        9,280
         300        * Mesa Air Group, Inc .........................        3,360
         400        * Northwest Airlines Corp .....................        7,628
       1,500          Sabre Holdings Corp .........................       70,065
         600          Skywest, Inc ................................       14,958
         600        * Swift Transportation Co, Inc ................       13,152
       2,100          United Parcel Service, Inc (Class B) ........      127,680
                                                                     -----------
                      TOTAL TRANSPORTATION .......................       349,034
                                                                     -----------
 UTILITIES--1.44%
       1,000        * A T & T Latin America Corp (Class A) ........        1,500
      26,160        * A T & T Wireless Services, Inc ..............      234,809
       5,100        * AES Corp ....................................       45,900
         100        * AirGate PCS, Inc ............................        1,400
         400        * Allegiance Telecom, Inc .....................        1,200
      13,109        * American Tower Corp (Class A) ...............       70,920
       3,223       b* Arch Wireless, Inc ..........................           29
         100          Black Hills Corp ............................        3,348
       3,600        * Calpine Corp ................................       45,720
         300        * Chiles Offshore, Inc ........................        6,900
       2,000          Citizens Communications Co ..................       21,500
         200          Commonwealth Telephone Enterprises, Inc .....        7,650
         100          Connecticut Water Service, Inc ..............        2,739
       1,200        * Crown Castle International Corp .............        7,932
         200        * Dobson Communications Corp (Class A) ........          630
          96          Dominion Resources, Inc .....................        6,255
       2,900          Dynegy, Inc (Class A) .......................       84,100
       1,400          El Paso Corp ................................       61,642
       6,100       b* Enron Corp ..................................        1,190
          34        * Focal Communications Corp ...................          145
         188        * Focal Communications Corp Wts 12/14/07 ......            0
       1,900        * Impsat Fiber Networks, Inc ..................           95
       1,000        * ITC Deltacom, Inc ...........................          320
         400          Kinder Morgan, Inc ..........................       19,372
         100        * Leap Wireless International, Inc ............          842
       2,200        * Level 3 Communications, Inc .................        7,832
         300          Middlesex Water Co ..........................        6,984
       3,100        * Mirant Corp .................................       44,795
         500        * Newpower Holdings, Inc ......................          185
       6,100        * Nextel Communications, Inc (Class A) ........       32,818
         300        * Nextel Partners, Inc (Class A) ..............        1,806
         200          North Pittsburgh Systems, Inc ...............        2,798
         400        * NRG Energy, Inc .............................        4,824
         200        * NTELOS, Inc .................................          820
         100        * Oil States International, Inc ...............        1,080
         500        * Petroquest Energy, Inc ......................        2,865
         800        * Price Communications Corp ...................       14,112
         100        * Quicksilver Resources, Inc ..................        2,300
       7,200          Qwest Communications International, Inc .....       59,184
         200        * Rural Cellular Corp (Class A) ...............          896
         600        * SBA Communications Corp .....................        1,974
       9,000          SBC Communications, Inc .....................      336,960
         200        * Southwestern Energy Co ......................        2,516
         500        * Spectrasite Holdings, Inc ...................          535
      95,282        * Sprint Corp (PCS Group) .....................      980,452
         300          Telephone & Data Systems, Inc ...............       26,475
         400        * Time Warner Telecom, Inc (Class A) ..........        2,432
         600        * Triton PCS Holdings, Inc (Class A) ..........        6,114
         100        * U.S. Cellular Corp ..........................        4,100
         300        * U.S. Unwired, Inc (Class A) .................        1,656
         300        * West Corp ...................................        9,492
         300          Western Gas Resources, Inc ..................       11,166
         900        * Western Wireless Corp (Class A) .............        7,866
         630          Williams Cos, Inc                                   14,843
       1,070          WorldCom, Inc (MCI Group)                            6,324
                                                                     -----------
                      TOTAL UTILITIES .............................    2,222,342
                                                                     -----------
                      TOTAL COMMON STOCK
                       (Cost $156,111,347) ........................  152,949,829
                                                                     -----------

SHORT TERM INVESTMENT--0.46%
 U.S. GOVERNMENT AND AGENCY--0.46%
                   Federal Home Loan Mortgage Corp (FHLMC)
    $700,000          1.700%, 04/01/02 ............................      700,000
                                                                     -----------
                   TOTAL SHORT TERM INVESTMENT
                    (Cost $700,000) ...............................      700,000
                                                                     -----------
                   TOTAL PORTFOLIO--99.85%
                    (Cost $156,811,347) ...........................  153,649,829
                   OTHER ASSETS & LIABILITIES, NET--0.15% .........      236,050
                                                                     -----------
                   NET ASSETS--100.00% ............................ $153,885,879
                                                                    ============

-----------
*  Non-income producing
b  In bankruptcy

                       SEE NOTES TO FINANCIAL STATEMENTS

                2002 Semiannual Report  TIAA-CREF Institutional Mutual Funds  29

                     INSTITUTIONAL GROWTH AND INCOME FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----

OMMON STOCK--98.90%
 AEROSPACE AND DEFENSE--1.17%
      16,100          Boeing Co ................................... $   776,825
      29,800          General Dynamics Corp .......................   2,799,710
         300          Goodrich Corp ...............................       9,492
       8,000          Lockheed Martin Corp ........................     460,640
       2,000          Northrop Grumman Corp .......................     226,100
       2,200          PerkinElmer, Inc ............................      40,700
       7,100          Raytheon Co .................................     291,455
                                                                    -----------
                      TOTAL AEROSPACE AND DEFENSE .................   4,604,922
                                                                    -----------
 BASIC INDUSTRIES--4.03%
      58,500          Air Products & Chemicals, Inc ...............   3,021,525
       4,600          Alcan, Inc ..................................     182,298
      14,012          Alcoa, Inc ..................................     528,813
       1,400          Allegheny Technologies, Inc .................      23,156
       1,300          Avery Dennison Corp .........................      79,339
       7,125        * Barrick Gold Corp (U.S.) ....................     132,240
       1,800          Bemis Co ....................................      97,830
         400          Black & Decker Corp .........................      18,616
       2,000          Centex Corp .................................     103,860
      17,727          Dow Chemical Co .............................     580,027
      17,484          Du Pont (E.I.) de Nemours & Co ..............     824,371
       2,200          Eastman Chemical Co .........................     107,338
       3,300          Ecolab, Inc .................................     150,876
       3,900          Engelhard Corp ..............................     121,017
       2,600          Fluor Corp ..................................     106,054
       5,705          Georgia-Pacific Corp (Georgia-Pacific Group)      170,865
       1,500          Great Lakes Chemical Corp ...................      42,255
       2,000        * Hercules, Inc ...............................      26,620
       5,700        * Inco Ltd Co (U.S.) ..........................     111,549
       9,841          International Paper Co ......................     423,261
      58,088          Kimberly-Clark Corp .........................   3,755,389
       1,900        * Louisiana-Pacific Corp ......................      20,406
       8,300          Masco Corp ..................................     227,835
       2,191          MeadWestvaco Corp ...........................      72,632
       8,800          Newmont Mining Corp .........................     243,672
         600          Nucor Corp ..................................      38,544
         400        * Pactiv Corp .................................       8,008
       1,436        * Phelps Dodge Corp ...........................      60,456
       9,800          Placer Dome, Inc (U.S.) .....................     120,050
       3,300          Plum Creek Timber Co, Inc ...................      98,043
       3,900          PPG Industries, Inc .........................     214,149
      51,400          Praxair, Inc ................................   3,073,720
         100          Pulte Homes, Inc ............................       4,785
       4,000          Rohm & Haas Co ..............................     169,080
       1,500        * Sealed Air Corp .............................      70,620
       2,800          Sherwin-Williams Co .........................      79,744
       2,100          Sigma-Aldrich Corp ..........................      98,616
       2,100          Snap-On, Inc ................................      71,505
       2,600          Stanley Works ...............................     120,250
         100          Temple-Inland, Inc ..........................       5,672
       1,600          United States Steel Corp ....................      29,040
         800          Vulcan Materials Co .........................      38,032
       4,700          Weyerhaeuser Co .............................     295,442
       3,100          Worthington Industries, Inc .................      47,616
                                                                    -----------
                      TOTAL BASIC INDUSTRIES ......................  15,815,216
                                                                    -----------
 CONSUMER CYCLICAL--11.56%
       2,300        * American Greetings Corp (Class A) ...........      41,745
     157,657          AOL Time Warner, Inc ........................   3,728,588
     111,484          Autoliv, Inc ................................   2,702,372
       5,200        * Bed Bath & Beyond, Inc ......................     175,500
      12,000          Carnival Corp ...............................     391,800
      10,800          Clear Channel Communications, Inc ...........     555,228
      17,040        * Comcast Corp (Class A) Special ..............     541,872
      63,273        * Cox Communications, Inc (Class A) ...........   2,381,596
       2,600          Dana Corp ...................................      55,822
       3,400          Darden Restaurants, Inc .....................     138,006
      13,200          Delphi Corp .................................     211,068
       8,825          Dollar General Corp .........................     143,671
       3,600          Donnelley (R.R.) & Sons Co ..................     111,960
         700          Dow Jones & Co, Inc .........................      40,754
       3,800          Eastman Kodak Co ............................     118,446
      80,232          Family Dollar Stores, Inc ...................   2,688,574
       2,300        * Federated Department Stores, Inc ............      93,955
      29,797          Ford Motor Co ...............................     491,353
       4,800          Gannett Co, Inc .............................     365,280
      12,350          Gap, Inc ....................................     185,744
      10,803          General Motors Corp .........................     653,041
       1,800          Genuine Parts Co ............................      66,186
       1,000          Goodyear Tire & Rubber Co ...................      25,570
       6,300          Harley-Davidson, Inc ........................     347,319
       2,000          Harrah's Entertainment, Inc .................      88,520
       3,400          Hilton Hotels Corp ..........................      48,620
      60,100          Honda Motor Co Ltd ..........................   2,525,809
       2,400        * International Game Technology ...............     149,568

       6,800          Interpublic Group Of Cos, Inc ...............     233,104
       7,000          J.C. Penney Co, Inc .........................     144,970
       2,100          Johnson Controls, Inc .......................     185,451
       2,300        * Jones Apparel Group, Inc ....................      80,385
       1,500          Knight Ridder, Inc ..........................     103,035
       6,000        * Kohl's Corp .................................     426,900
       1,700          Leggett & Platt, Inc ........................      42,160
     164,669        * Liberty Media Corp (Class A) ................   2,081,416
      11,900          Limited, Inc ................................     213,010
       3,600          Liz Claiborne, Inc ..........................     102,096
       4,300          Marriott International, Inc (Class A) .......     193,285
       4,000          May Department Stores Co ....................     139,400
       2,500          Maytag Corp .................................     110,625
      21,485          McDonald's Corp .............................     596,209
       3,500          McGraw-Hill Cos, Inc ........................     238,875
         900          Meredith Corp ...............................      38,259
          60        * Neiman Marcus Group, Inc (Class B) ..........       1,965
       2,700          New York Times Co (Class A) .................     129,222
       4,100          Nike, Inc (Class B) .........................     246,041
     421,000          Nissan Motor Co Ltd .........................   3,043,115
       4,400          Nordstrom, Inc ..............................     107,800
       3,900          Omnicom Group, Inc ..........................     368,160
       2,100        * Reebok International Ltd ....................      56,763
       4,900          Sears Roebuck & Co ..........................     251,223
       6,900        * Starbucks Corp ..............................     159,597
      17,400          Target Corp .................................     750,288
      73,022          Tiffany & Co ................................   2,595,932
       3,700          TJX Cos, Inc ................................     148,037
       5,340          Tribune Co ..................................     242,756
       3,400        * Tricon Global Restaurants, Inc ..............     199,852
       3,200          TRW, Inc ....................................     164,704
       3,000        * Univision Communications, Inc (Class A) .....     126,000
         900          VF Corp .....................................      38,925
      31,989        * Viacom, Inc (Class B) .......................   1,547,308
     165,835          Wal-Mart Stores, Inc ........................  10,164,027
      36,800          Walt Disney Co ..............................     849,344
         500          Wendy's International, Inc ..................      17,490
       1,800          Whirlpool Corp ..............................     135,990
                                                                    -----------
                      TOTAL CONSUMER CYCLICAL                        45,341,686
                                                                    -----------
 CONSUMER NON-CYCLICAL--8.88%
       1,000          Alberto-Culver Co (Class B) .................      54,000
       5,841          Albertson's, Inc ............................     193,571
      15,100          Anheuser-Busch Cos, Inc .....................     788,220
       8,453          Archer Daniels Midland Co ...................     117,750
       2,600        * Autozone, Inc ...............................     179,010

                       SEE NOTES TO FINANCIAL STATEMENTS

30  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                     INSTITUTIONAL GROWTH AND INCOME FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----

 CONSUMER NON-CYCLICAL--(CONTINUED)
       3,500          Avon Products, Inc .......................... $   190,120
       3,800        * Best Buy Co, Inc ............................     300,960
       1,200          Brown-Forman Corp (Class B) .................      87,312
       7,400          Campbell Soup Co ............................     198,320
       1,200          Circuit City Stores, Inc (Circuit City
                         Group) ...................................      21,648
       4,200          Clorox Co ...................................     183,246
      93,400          Coca-Cola Co ................................   4,881,084
       8,000          Coca-Cola Enterprises, Inc ..................     150,240
      10,000          Colgate-Palmolive Co ........................     571,500
       7,700          Conagra Foods, Inc ..........................     186,725
       1,300          Coors (Adolph) Co (Class B) .................      87,711
       7,000          Costco Wholesale Corp .......................     278,740
       8,400          CVS Corp ....................................     288,372
     198,560          Diageo plc ..................................   2,595,641
       5,600          General Mills, Inc ..........................     273,560
      17,700          Gillette Co .................................     601,977
       3,100          Hasbro, Inc .................................      49,042
       6,300          Heinz (H.J.) Co .............................     261,450
       3,100          Hershey Foods Corp ..........................     212,474
     136,863          Home Depot, Inc .............................   6,652,910
       1,700          International Flavors & Fragrances, Inc .....      59,449
       8,700          Kellogg Co ..................................     292,059
      14,400        * Kroger Co ...................................     319,104
      83,273          Lowe's Cos ..................................   3,621,543
       7,800          Mattel, Inc .................................     162,552
      10,282          Nestle S.A. (Regd) (B Shs) ..................   2,286,503
       4,800          Newell Rubbermaid, Inc ......................     153,408
       3,100        * Office Depot, Inc ...........................      61,535
       6,900          Pepsi Bottling Group, Inc ...................     178,503
      31,559          Pepsico, Inc ................................   1,625,289
      39,100          Philip Morris Cos, Inc ......................   2,059,397
      23,400          Procter & Gamble Co .........................   2,108,106
       1,600          RadioShack Corp .............................      48,064
       9,100        * Safeway, Inc ................................     409,682
      14,160          Sara Lee Corp ...............................     293,962
       8,300        * Staples, Inc ................................     165,751
       1,000        * Toys "R" Us, Inc ............................      17,960
         200          Tupperware Corp .............................       4,550
      10,300          Unilever NV (New York Shs) ..................     585,040
       2,000          UST, Inc ....................................      77,860
      17,300          Walgreen Co .................................     677,987
       1,900          Winn-Dixie Stores, Inc ......................      30,476
       3,200          Wrigley (Wm.) Jr Co .........................     170,592
                                                                    -----------
                      TOTAL CONSUMER NON-CYCLICAL ................   34,814,955
                                                                    -----------
 ENERGY--7.55%
       2,200          Amerada Hess Corp ...........................     174,592
       4,527          Anadarko Petroleum Corp .....................     255,504
      53,388          Apache Corp .................................   3,036,709
         200          Ashland, Inc ................................       9,102
      75,585          Baker Hughes, Inc ...........................   2,891,126
      76,260          Burlington Resources, Inc ...................   3,057,263
      18,719          ChevronTexaco Corp ..........................   1,689,764
       9,628          Conoco, Inc .................................     280,945
       2,800          Devon Energy Corp ...........................     135,156
       1,000          EOG Resources, Inc ..........................      40,560
     312,775          Exxon Mobil Corp ............................  13,708,928
      10,600          Halliburton Co ..............................     180,942
       2,400          Kerr-McGee Corp .............................     150,840
       3,900          Marathon Oil Corp ...........................     112,320
       2,500        * Nabors Industries, Inc ......................     105,625
       1,200        * Noble Drilling Corp .........................      49,668
       5,100          Occidental Petroleum Corp ...................     148,665
       6,120          Phillips Petroleum Co .......................     384,336
       3,200        * Rowan Cos, Inc ..............................      73,728
      39,100          Royal Dutch Petroleum Co (New York Shs) .....   2,123,912
       9,600          Schlumberger Ltd ............................     564,672
         200          Sunoco, Inc .................................       8,002
       5,716          Transocean Sedco Forex, Inc .................     189,943
       5,600          Unocal Corp .................................     218,120
                                                                    -----------
                      TOTAL ENERGY                                   29,590,422
                                                                    -----------
 FINANCIAL SERVICES--18.04%
       5,400          ACE Ltd .....................................     225,180
       7,800          Aflac, Inc ..................................     230,100
      11,600          Allstate Corp ...............................     438,132
       2,700          Ambac Financial Group, Inc ..................     159,489
      25,200          American Express Co .........................   1,032,192
     129,745          American International Group, Inc ...........   9,359,804
       4,400          Amsouth Bancorporation ......................      96,712
       6,200          AON Corp ....................................     217,000
      94,543          Bank Of America Corp ........................   6,430,815
      12,200          Bank Of New York Co, Inc ....................     512,644
      19,900          Bank One Corp ...............................     831,422
       9,500          BB&T Corp ...................................     362,045

       2,600          Bear Stearns Cos, Inc .......................     163,150
       3,900          Capital One Financial Corp ..................     249,015
      21,100          Charles Schwab Corp .........................     276,199
       2,520          Charter One Financial, Inc ..................      78,674
       3,500          Chubb Corp ..................................     255,850
       4,000          Cincinnati Financial Corp ...................     174,640
     242,427          Citigroup, Inc ..............................  12,004,985
       2,500          Comerica, Inc ...............................     156,425
      12,400        * Conseco, Inc ................................      44,888
       3,300          Countrywide Credit Industries, Inc ..........     147,675
       7,500          Equity Office Properties Trust ..............     224,925
       4,900          Equity Residential Properties Trust .........     140,826
      65,236          Fannie Mae ..................................   5,211,052
      11,199          Fifth Third Bancorp .........................     755,709
     100,771          FleetBoston Financial Corp ..................   3,526,985
       4,700          Franklin Resources, Inc .....................     197,024
      13,300          Freddie Mac .................................     842,821
       2,100          Golden West Financial Corp ..................     133,350
       3,700          Hartford Financial Services Group, Inc ......     252,044
       9,100          Household International, Inc ................     516,880
       2,217          Huntington Bancshares, Inc ..................      43,675
       1,800          Jefferson-Pilot Corp ........................      90,144
       5,400          John Hancock Financial Services, Inc ........     206,226
      34,320          JP Morgan Chase & Co ........................   1,223,508
       9,400          Keycorp .....................................     250,510
      42,352          Lehman Brothers Holdings, Inc ...............   2,737,633
       4,300          Lincoln National Corp .......................     218,139
       5,000          Marsh & McLennan Cos, Inc ...................     563,700
       2,700          Marshall & Ilsley Corp ......................     168,048
       3,050          MBIA, Inc ...................................     166,805
      14,100          MBNA Corp ...................................     543,837
       9,600          Mellon Financial Corp .......................     370,464
      14,400          Merrill Lynch & Co, Inc .....................     797,472
      11,500          Metlife, Inc ................................     362,250
       1,300          MGIC Investment Corp ........................      88,959
      19,000          Morgan Stanley Dean Witter & Co .............   1,088,890
       9,400          National City Corp ..........................     289,144
      49,624          Northern Trust Corp .........................   2,982,899
       6,000          PNC Financial Services Group, Inc ...........     368,940
       1,600          Progressive Corp ............................     266,592
       5,500          Regions Financial Corp ......................     188,925
      77,112          Safeco Corp .................................   2,470,668
       8,000          SouthTrust Corp .............................     211,200
       4,800          St. Paul Cos, Inc ...........................     220,080
       4,800          Starwood Hotels & Resorts Worldwide, Inc ....     180,528
       6,700          State Street Corp ...........................     371,046

                        SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  31

                     INSTITUTIONAL GROWTH AND INCOME FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----

 FINANCIAL SERVICES--(CONTINUED)
       4,000          Stilwell Financial, Inc .....................  $   97,960
       4,500          Suntrust Banks, Inc                               300,285
       6,800          Synovus Financial Corp ......................     207,264
       3,400          T Rowe Price Group, Inc                           132,362
       3,400          Torchmark Corp ..............................     136,986
     192,244          U.S. Bancorp ................................   4,338,947
       3,500          Union Planters Corp .........................     165,865
       2,692          UnumProvident Corp ..........................      75,188
       2,300          USA Education, Inc ..........................     224,940
      23,300          Wachovia Corp ...............................     863,964
      18,850          Washington Mutual, Inc ......................     624,501
      31,500          Wells Fargo & Co ............................   1,556,100
       1,900          XL Capital Ltd (Class A) ....................     177,365
       2,500          Zions Bancorp ...............................     148,175
                                                                    -----------
                      TOTAL FINANCIAL SERVICES                       70,768,836
                                                                    -----------
 HEALTH CARE--16.41%
      95,160          Abbott Laboratories .........................   5,005,416
      70,193          Aetna, Inc ..................................   2,724,892
      13,400        * Alcon, Inc ..................................     453,590
       1,700          Allergan, Inc ...............................     109,905
       1,900          AmerisourceBergen Corp ......................     129,770
      75,371          Amgen, Inc ..................................   4,498,141
       5,900          Applera Corp (Applied Biosystems Group) .....     131,865
         900          Bard (C.R.), Inc ............................      53,145
       1,900          Bausch & Lomb, Inc ..........................      84,683
      56,165          Baxter International, Inc ...................   3,342,941
       6,000          Becton Dickinson & Co .......................     226,320
       2,700        * Biogen, Inc .................................     132,462
       3,100          Biomet, Inc .................................      83,886
       5,400        * Boston Scientific Corp ......................     135,486
      36,080          Bristol-Myers Squibb Co .....................   1,460,879
      46,967          Cardinal Health, Inc ........................   3,329,491
       3,400        * Chiron Corp .................................     156,026
       3,100          Cigna Corp ..................................     314,309
       3,200        * Forest Laboratories, Inc ....................     261,440
       2,900        * Genzyme Corp (General Division) .............     126,643
       5,500        * Guidant Corp ................................     238,260
       8,300          HCA, Inc ....................................     365,864
       4,400        * Health Management Associates, Inc (Class A) .      91,212
       7,100        * Healthsouth Corp ............................     101,885
       6,100        * Humana, Inc .................................      82,533
       9,800        * Immunex Corp ................................     296,548
       7,500          IMS Health, Inc .............................     168,375
      54,662          Johnson & Johnson ...........................   3,550,297
      68,994        * King Pharmaceuticals, Inc ...................   2,415,480
      19,700          Lilly (Eli) & Co ............................   1,501,140
       1,800        * Manor Care, Inc .............................      41,940
       5,200          McKesson Corp ...............................     194,636
       4,500        * Medimmune, Inc ..............................     176,985
      21,900          Medtronic, Inc ..............................     990,099
      40,200          Merck & Co, Inc .............................   2,314,716
     286,676          Pfizer, Inc .................................  11,392,504
      99,595          Pharmacia Corp ..............................   4,489,743
       4,300        * Quintiles Transnational Corp ................      76,325
     120,308          Schering-Plough Corp ........................   3,765,640
       1,600          St. Jude Medical, Inc .......................     123,440
       3,500          Stryker Corp ................................     211,155
       5,900          Tenet Healthcare Corp .......................     395,418
      36,956          UnitedHealth Group, Inc .....................   2,824,178
       2,400        * Waters Corp .................................      67,128
       1,900        * Watson Pharmaceuticals, Inc .................      51,471
       1,900        * Wellpoint Health Networks, Inc ..............     120,973
      82,327          Wyeth .......................................   5,404,768
       4,918        * Zimmer Holdings, Inc                              167,458
                                                                    -----------
                      TOTAL HEALTH CARE                              64,381,461
                                                                    -----------
 OTHER--1.73%
      17,700          Cendant Corp ................................     339,840
       2,100          Cintas Corp .................................     104,706
       1,100          Crane Co ....................................      30,074
       3,700          Dover Corp ..................................     151,700
       2,700          Fortune Brands, Inc .........................     133,299
       3,300          H & R Block, Inc ............................     146,685
      15,875          Honeywell International, Inc ................     607,536
       1,600          ITT Industries, Inc .........................     100,864
       3,500          Loews Corp ..................................     205,030
       2,800          Moody's Corp ................................     115,080
          75          National Service Industries, Inc ............         783
       1,600          Robert Half International, Inc ..............      47,232
       2,400          Supervalu, Inc ..............................      61,920
      13,600          Sysco Corp ..................................     405,552
       1,600          Textron, Inc ................................      81,760
       2,000        * TMP Worldwide, Inc ..........................      68,940

     108,765          Tyco International Ltd ......................   3,515,285
       9,200          United Technologies Corp ....................     682,640
                                                                    -----------
                      TOTAL OTHER                                     6,798,926
                                                                    -----------
 PRODUCER DURABLES--5.65%
       3,600        * Allied Waste Industries, Inc ................      46,800
       5,400          Caterpillar, Inc ............................     306,990
       1,700          Cooper Industries, Inc ......................      71,315
       1,500          Cummins, Inc ................................      70,845
       2,700          Danaher Corp ................................     191,754
       3,200          Deere & Co ..................................     145,760
      28,444          Eaton Corp ..................................   2,303,395
       7,600          Emerson Electric Co .........................     436,164
     421,858          General Electric Co .........................  15,798,582
       2,500          Grainger (W.W.), Inc ........................     140,575
       6,100          Illinois Tool Works, Inc ....................     441,335
       4,000          Ingersoll-Rand Co (Class A) .................     200,080
          91        * Kadant, Inc .................................       1,299
       6,700          Minnesota Mining & Manufacturing Co .........     770,567
       1,100          Navistar International Corp .................      48,730
       2,000          Paccar, Inc .................................     146,420
       1,200          Parker Hannifin Corp ........................      59,880
       5,500          Pitney Bowes, Inc ...........................     235,400
       1,400        * Power-One, Inc ..............................      11,452
       4,600          Rockwell Automation, Inc ....................      92,276
       4,800          Rockwell Collins, Inc .......................     121,056
       1,000        * Thomas & Betts Corp .........................      21,160
      11,300          Waste Management, Inc .......................     307,925
      17,400        * Xerox Corp ..................................     187,050
                                                                    -----------
                      TOTAL PRODUCER DURABLES .....................  22,156,810
                                                                    -----------
 TECHNOLOGY--17.40%
      14,300        * ADC Telecommunications, Inc .................      58,201
       3,100          Adobe Systems, Inc ..........................     124,899
       6,100          Advanced Micro Devices, Inc .................      89,731
       8,362        * Agilent Technologies, Inc ...................     292,336
     102,519        * Altera Corp .................................   2,242,091
         300        * American Power Conversion Corp ..............       4,434
      57,100        * Analog Devices, Inc .........................   2,571,784
       2,900        * Andrew Corp .................................      48,517
       4,500        * Apple Computer, Inc .........................     106,515
      13,900        * Applied Materials, Inc ......................     754,353
       5,400        * Applied Micro Circuits Corp .................      43,200
       2,000          Autodesk, Inc ...............................      93,380
      10,300          Automatic Data Processing, Inc ..............     600,181
       6,522        * Avaya, Inc ..................................      48,132
          53        * Axcelis Technologies, Inc ...................         758


                       SEE NOTES TO FINANCIAL STATEMENTS

32  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                     INSTITUTIONAL GROWTH AND INCOME FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----

 TECHNOLOGY--(CONTINUED)
       4,400        * BMC Software, Inc ...........................  $   85,580
       4,700        * Broadcom Corp (Class A) .....................     168,730
       5,900        * CIENA Corp ..................................      53,100
     267,834        * Cisco Systems, Inc ..........................   4,534,430
       3,400        * Citrix Systems, Inc .........................      58,752
      35,100          Compaq Computer Corp ........................     366,795
      10,400          Computer Associates International, Inc ......     227,656
       4,000          Computer Sciences Corp ......................     203,000
       6,700        * Compuware Corp ..............................      86,497
       3,400        * Comverse Technology, Inc ....................      43,078
       9,200        * Concord EFS, Inc ............................     305,900
       4,600        * Conexant Systems, Inc .......................      55,430
       3,100        * Convergys Corp ..............................      91,667
      17,100        * Corning, Inc ................................     130,302
      47,100        * Dell Computer Corp ..........................   1,229,781
       1,200          Deluxe Corp .................................      55,512
          10        * eFunds Corp .................................         161
       9,400          Electronic Data Systems Corp ................     545,106
      40,000          EMC Corp ....................................     476,800
       2,600          Equifax, Inc ................................      77,740
       6,400          First Data Corp .............................     558,400
       3,400        * Fiserv, Inc .................................     156,366
       5,800        * Gateway, Inc ................................      36,656
      37,600          Hewlett-Packard Co ..........................     674,544
     254,500          Intel Corp ..................................   7,739,345
      30,600          International Business Machines Corp ........   3,182,400
       3,800        * Intuit, Inc .................................     145,768
       3,600        * Jabil Circuit, Inc ..........................      84,708
      24,500        * JDS Uniphase Corp ...........................     144,305
       3,400        * KLA-Tencor Corp .............................     226,100
      70,107        * Lam Research Corp ...........................   2,055,537
       1,500        * Lexmark International, Inc ..................      85,770
      55,900          Linear Technology Corp ......................   2,471,898
       6,600        * LSI Logic Corp ..............................     112,200
      61,760        * Lucent Technologies, Inc ....................     292,125
       5,900        * Maxim Integrated Products, Inc ..............     328,689
          17        * McData Corp (Class A) .......................         202
       1,500        * Mercury Interactive Corp ....................      56,475
      12,200          Micron Technology, Inc ......................     401,380
     234,338        * Microsoft Corp ..............................  14,132,925
          41        * MIPS Technologies, Inc (Class B) ............         275
       2,150          Molex, Inc ..................................      74,541
     233,473          Motorola, Inc ...............................   3,315,317
       4,600        * National Semiconductor Corp .................     154,974
         700        * NCR Corp ....................................      31,325
       6,000        * Network Appliance, Inc ......................     122,280
     103,634          Nokia Corp (Spon ADR) .......................   2,149,369
      57,800        * Nortel Networks Corp (U.S.) .................     259,522
       6,500        * Novell, Inc .................................      25,285
       2,600        * Novellus Systems, Inc .......................     140,764
       2,600        * Nvidia Corp .................................     115,336
      96,500        * Oracle Corp .................................   1,235,200
      10,386        * Palm, Inc ...................................      41,440
       9,300        * Parametric Technology Corp ..................      56,172
       5,550          Paychex, Inc ................................     220,335
       5,500        * Peoplesoft, Inc .............................     200,915
       3,000        * PMC-Sierra, Inc .............................      48,840
       1,700        * QLogic Corp .................................      84,184
      75,260        * Qualcomm, Inc ...............................   2,832,786
       3,500        * Rational Software Corp ......................      55,405
       9,400        * Sanmina-SCI Corp ............................     110,450
      13,000          SAP AG. .....................................   1,968,807
       2,300        * Sapient Corp ................................      10,925
       5,000          Scientific-Atlanta, Inc .....................     115,500
       8,300        * Siebel Systems, Inc .........................     270,663
      14,800        * Solectron Corp ..............................     115,440
      55,400        * Sun Microsystems, Inc .......................     488,628
         700          Symbol Technologies, Inc ....................       7,868
       2,900        * Tellabs, Inc ................................      30,363
       3,300        * Teradyne, Inc ...............................     130,119
     125,200          Texas Instruments, Inc ......................   4,144,120
       3,200          Thermo Electron Corp ........................      66,336
       2,800        * Unisys Corp .................................      35,364
       7,212        * Veritas Software Corp .......................     316,102
       3,600        * Vitesse Semiconductor Corp ..................      35,280
       7,300        * Xilinx, Inc .................................     290,978
      10,500        * Yahoo!, Inc .................................     193,935
                                                                    -----------
                      TOTAL TECHNOLOGY ............................  68,255,465
                                                                    -----------
 TRANSPORTATION--0.99%
       2,800          AMR Corp ....................................      73,948
       5,400          Burlington Northern Santa Fe Corp ...........     162,972
      40,750          Canadian National Railway Co ................   2,035,870
       5,100          CSX Corp ....................................     194,361
       2,200          Delta Air Lines, Inc ........................      71,984
       6,200        * FedEx Corp ..................................     360,220
       9,000          Norfolk Southern Corp .......................     215,460

       1,100          Ryder System, Inc ...........................      32,494
       3,444          Sabre Holdings Corp .........................     160,869
      11,900          Southwest Airlines Co .......................     230,265
       1,200        * U.S. Airways Group, Inc .....................       7,740
       5,100          Union Pacific Corp ..........................     316,914
                                                                    -----------
                      TOTAL TRANSPORTATION ........................   3,863,097
                                                                    -----------
 UTILITIES--5.49%
     263,725          A T & T Corp ................................   4,140,483
     290,068        * A T & T Wireless Services, Inc ..............   2,596,109
       9,600        * AES Corp ....................................      86,400
       1,200          Allegheny Energy, Inc .......................      49,620
       6,500          Alltel Corp .................................     361,075
       1,400          Ameren Corp .................................      59,850
       4,800          American Electric Power Co, Inc .............     221,232
      32,600          BellSouth Corp ..............................   1,201,636
       5,500        * Calpine Corp ................................      69,850
       2,500          Centurytel, Inc .............................      85,000
       1,700          Cinergy Corp ................................      60,775
       5,100          Citizens Communications Co ..................      54,825
       4,400          CMS Energy Corp .............................      99,572
       2,700          Consolidated Edison, Inc ....................     113,157
       1,400          Constellation Energy Group, Inc .............      43,190
       5,500          Dominion Resources, Inc .....................     358,380
       1,900          DTE Energy Co ...............................      86,450
      16,100          Duke Energy Corp ............................     608,580
       6,300          Dynegy, Inc (Class A) .......................     182,700
       3,100        * Edison International ........................      51,925
      10,230          El Paso Corp ................................     450,427
       5,100          Entergy Corp ................................     221,391
       6,637          Exelon Corp .................................     351,562
       3,995          FirstEnergy Corp ............................     138,147
       2,400          FPL Group, Inc ..............................     142,920
       1,200          KeySpan Corp ................................      43,668
       2,200          Kinder Morgan, Inc ..........................     106,546
      10,569        * Mirant Corp .................................     152,722
           6          National Grid Group plc (Spon ADR) ..........         196
      14,400        * Nextel Communications, Inc (Class A) ........      77,472
         800          Nicor, Inc ..................................      36,440
       1,737          NiSource, Inc ...............................      39,864
         122        * NiSource, Inc (Sails) .......................         283
       5,500        * P G & E Corp ................................     129,580
       2,600          Pinnacle West Capital Corp ..................     117,910
       1,400          PPL Corp ....................................      55,454


                       SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  33

                      INSTITUTIONAL GROWTH AND INCOME FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES/
   PRINCIPAL                                                           VALUE
   ---------                                                           -----

 UTILITIES--(CONTINUED)
       4,900          Progress Energy, Inc ........................  $  245,196
         200        * Progress Energy, Inc (Cvo) ..................          90
       2,800          Public Service Enterprise Group, Inc ........     128,240
      24,329          Qwest Communications International, Inc .....     199,984
       7,200          Reliant Energy, Inc .........................     185,688
      61,737          SBC Communications, Inc .....................   2,311,433
       5,600          Sempra Energy ...............................     140,840
      10,900          Southern Co .................................     288,741
      19,100          Sprint Corp (FON Group) .....................     292,039
     165,714        * Sprint Corp (PCS Group) .....................   1,705,197
       4,200          Teco Energy, Inc ............................     120,246
       5,600          TXU Corp ....................................     305,256
      47,996          Verizon Communications, Inc .................   2,188,629
      11,300          Williams Cos, Inc ...........................     266,228
      53,200        * WorldCom, Inc (WorldCom Group) ..............     358,568
       8,465          XCEL Energy, Inc ............................     214,588
                                                                    -----------
                      TOTAL UTILITIES .............................  21,546,354
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $375,517,559) ........................ 387,938,150
                                                                    -----------

SHORT TERM INVESTMENT--1.71%
 U.S. GOVERNMENT AND AGENCY--1.71%
                   Federal Home Loan Mortgage Corp (FHLMC)
  $6,700,000          1.700%, 04/01/02 ............................   6,700,000
                                                                    -----------
                   TOTAL SHORT TERM INVESTMENT
                    (COST $6,700,000) .............................   6,700,000
                                                                    -----------
                   TOTAL PORTFOLIO--100.61%
                    (COST $382,217,559) ........................... 394,638,150
                   OTHER ASSETS & LIABILITIES, NET--(0.61)% .......  (2,400,690)
                                                                    -----------
                   NET ASSETS--100.00%                             $392,237,460
                                                                   ============

-----------
*  Non-income producing

                       SEE NOTES TO FINANCIAL STATEMENTS

34  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

COMMON STOCK--99.24%
 AEROSPACE AND DEFENSE--1.25%
         700          AAR Corp ....................................  $    7,539
         750        * Alliant Techsystems, Inc ....................      76,493
         600        * Armor Holdings, Inc .........................      16,260
         565        * Aviall, Inc .................................       5,102
      23,714          Boeing Co ...................................   1,144,201
         494        * DRS Technologies, Inc .......................      20,496
       6,357        * Echostar Communications Corp (Class A) ......     180,030
         251          Engineered Support Systems, Inc .............      11,609
       6,039          General Dynamics Corp .......................     567,364
      26,032        * General Motors Corp (Class H) ...............     428,226
       2,772          Goodrich Corp ...............................      87,706
         300          Heico Corp ..................................       4,704
          10          Heico Corp (Class A) ........................         131
         700        * Hexcel Corp .................................       2,800
         200        * Innovative Solutions & Support, Inc .........       1,972
         680          Kaman Corp (Class A) ........................      11,526
         701        * L-3 Communications Holdings, Inc ............      78,512
         200        * Ladish Co, Inc ..............................       2,230
      10,766          Lockheed Martin Corp ........................     619,906
         397        * Moog, Inc (Class A) .........................      12,704
       3,240          Northrop Grumman Corp .......................     366,282
       1,000        * Orbital Sciences Corp .......................       5,240
         900        * Panamsat Corp ...............................      20,565
       1,200        * Pegasus Communications Corp .................       3,624
       3,386          PerkinElmer, Inc ............................      62,641
       1,500          Precision Castparts Corp ....................      53,115
      11,250          Raytheon Co .................................     461,813
       1,300        * Remec, Inc ..................................      12,025
         100        * Sequa Corp (Class A) ........................       5,220
         942        * Teledyne Technologies, Inc ..................      15,618
         442        * Triumph Group, Inc ..........................      17,326
         400        * Viasat, Inc .................................       5,608
                                                                    -----------
                      TOTAL AEROSPACE AND DEFENSE .................   4,308,588
                                                                    -----------
 BASIC INDUSTRIES--3.90%
       6,759          Air Products & Chemicals, Inc ...............     349,102
       1,723        * Airgas, Inc .................................      34,632
       2,876        * AK Steel Holding Corp .......................      41,127
         467          Albany International Corp (Class A) .........      14,150
         787          Albemarle Corp ..............................      21,690
      25,239          Alcoa, Inc ..................................     952,520
         100          Alico, Inc ..................................       2,912
       2,308          Allegheny Technologies, Inc .................      38,174
         600          Amcol International Corp ....................       3,630
         100        * American Realty Investors, Inc ..............         705
       1,768        * American Standard Cos, Inc ..................     125,086
         200          American Woodmark Corp ......................      12,615
         128          Ameron International Corp ...................       9,184
         968          Aptargroup, Inc .............................      33,928
         577          Arch Chemicals, Inc .........................      12,723
       1,063          Arch Coal, Inc ..............................      22,727
       1,029        * Armstrong Holdings, Inc .....................       3,210
         100        * Avatar Holdings, Inc ........................       2,700
       2,847          Avery Dennison Corp .........................     173,752
       1,600          Ball Corp ...................................      75,552
       1,472          Bemis Co ....................................      80,003
       3,670       b* Bethlehem Steel Corp ........................       1,652
       2,411          Black & Decker Corp .........................     112,208
       1,488          Boise Cascade Corp ..........................      53,925
       1,553          Bowater, Inc ................................      77,339
         458        * Brush Engineered Materials, Inc .............       5,817
         600        * Buckeye Technologies, Inc ...................       6,180
         400        * Building Materials Holding Corp .............       5,760
         100          Butler Manufacturing Co .....................       2,685
       1,834          Cabot Corp ..................................      67,583
         693        * Cabot Microelectronics Corp .................      46,881
         922          Calgon Carbon Corp ..........................       7,726
         676          Cambrex Corp ................................      28,460
         691        * Caraustar Industries, Inc ...................       7,221
         900          Carlisle Cos, Inc ...........................      39,348
         566          Carpenter Technology Corp ...................      16,380
         100          Castle (A.M.) & Co ..........................       1,084
         200          Centex Construction Products, Inc ...........       7,956
       1,812          Centex Corp .................................      94,097
         300          Century Aluminum Co .........................       4,875
       1,300        * Champion Enterprises, Inc ...................      10,400
         300          Chemed Corp .................................      11,205
         365          Chemfirst, Inc ..............................       9,764
         476          Chesapeake Corp .............................      12,923
         700          Clarcor, Inc ................................      22,400
       2,883          Clayton Homes, Inc ..........................      48,290
         240        * Cleveland-Cliffs, Inc .......................       5,280
       3,400          Collins & Aikman Corp .......................      22,780
         400          Commercial Metals Co ........................      16,800
         581          Consol Energy, Inc ..........................      15,251
         815        * Corvas International, Inc ...................       4,637

       3,414          Crompton Corp ...............................      42,163
         200          Crossmann Communities, Inc ..................       9,046
       3,564        * Crown Cork & Seal Co, Inc ...................      31,898
       1,153        * Cytec Industries, Inc .......................      35,074
       2,134          D.R. Horton, Inc ............................      80,452
         244          Deltic Timber Corp ..........................       7,381
         500        * Dionex Corp .................................      12,165
      26,788          Dow Chemical Co .............................     876,503
      30,914          Du Pont (E.I.) de Nemours & Co ..............   1,457,595
       1,400        * Earthshell Corp .............................       2,044
       2,280          Eastman Chemical Co .........................     111,241
       3,805          Ecolab, Inc .................................     173,965
         570          Elcor Corp ..................................      12,654
         300        * EMCOR Group, Inc ............................      17,400
       1,716        * Encompass Services Corp .....................       3,037
         400        * Encore Wire Corp ............................       6,624
         400        * Energy Conversion Devices, Inc ..............       8,300
       3,808          Engelhard Corp ..............................     118,162
         749          Ferro Corp ..................................      21,571
         919        * Fleetwood Enterprises, Inc ..................       9,925
         500          Florida Rock Industries, Inc ................      19,920
       2,372          Fluor Corp ..................................      96,754
         682        * FMC Corp ....................................      28,589
         500          Foamex International, Inc ...................       4,875
       2,484        * Freeport-Mcmoran Copper & Gold, Inc (Class A)      43,768
          54        * Gentek, Inc .................................          16
         700          Georgia Gulf Corp ...........................      18,795
       6,791          Georgia-Pacific Corp (Georgia-Pacific Group)      203,390
         200          Gibraltar Steel Corp ........................       4,352
         300          Glatfelter ..................................       5,382
         900          Granite Construction, Inc ...................      22,149
       1,136          Great Lakes Chemical Corp ...................      32,001
         348          Greif Brothers Corp (Class A) ...............      12,424
         824          H.B. Fuller Co ..............................      24,679
       3,281        * Hercules, Inc ...............................      43,670
         400        * Hovnanian Enterprises, Inc (Class A) ........      10,636
       3,158          IMC Global, Inc .............................      46,581
         671        * Insituform Technologies, Inc (Class A) ......      16,956
         800        * Integrated Electrical Services, Inc .........       4,000
      14,353          International Paper Co ......................     617,323
         300          International Specialty Products, Inc .......       2,874
         400          Interpool, Inc ..............................       7,480
         500        * Ivex Packaging Corp .........................      11,460

                       SEE NOTES TO FINANCIAL STATEMENTS

                 2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds 35

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 BASIC INDUSTRIES--(CONTINUED)
         700          Jacobs Engineering Group, Inc ...............  $   49,903
         604       b* Kaiser Aluminum Corp ........................         217
       1,195          KB Home .....................................      51,863
      15,607          Kimberly-Clark Corp .........................   1,008,993
         900          Lafarge North America, Inc ..................      38,916
       1,508          Lennar Corp .................................      79,562
       1,267          Lennox International, Inc ...................      16,750
         100          Liqui-Box Corp ..............................       6,660
         700        * Lone Star Technologies, Inc .................      15,967
       1,485        * Longview Fibre Co ...........................      15,296
       3,181        * Louisiana-Pacific Corp ......................      34,164
         411          LSI Industries, Inc .........................       8,125
       1,500          Lubrizol Corp ...............................      52,185
         400        * Lydall, Inc .................................       5,672
       3,199          Lyondell Chemical Co ........................      53,135
         146          M/I Schottenstein Homes, Inc ................       8,271
         663          MacDermid, Inc ..............................      14,361
       1,467          Martin Marietta Materials, Inc ..............      61,937
      13,623          Masco Corp ..................................     373,951
       2,172          Massey Energy Co ............................      36,707
         900        * Mattson Technology, Inc .....................       6,300
         100          Maui Land & Pineapple Co ....................       2,050
         571          MDC Holdings, Inc ...........................      24,667
       5,895          MeadWestvaco Corp ...........................     195,419
         100        * Mestek, Inc .................................       2,235
       1,845          Millennium Chemicals, Inc ...................      27,177
         567          Minerals Technologies, Inc ..................      29,750
         400        * Mobile Mini, Inc ............................      12,872
       1,098          Monsanto Co .................................      34,686
         900        * Mueller Industries, Inc .....................      31,491
         300        * Nanophase Technologies Corp .................       2,493
         400        * NCI Building Systems, Inc ...................       9,000
         100          Newmark Homes Corp ..........................       1,703
       9,564          Newmont Mining Corp .........................     264,827
         285          NL Industries, Inc ..........................       4,731
         300        * Nortek, Inc .................................      10,800
         500        * NS Group, Inc ...............................       4,555
       2,313          Nucor Corp ..................................     148,587
         188        * NVR, Inc ....................................      59,314
         300        * Octel Corp ..................................       5,655
         100        * Oglebay Norton Co ...........................       1,010
       1,044          Olin Corp ...................................      19,627
         800          OM Group, Inc ...............................      57,840
       1,117        * Omnova Solutions, Inc .......................       9,271
         700        * Oregon Steel Mills, Inc .....................       5,320
         300        * Osmonics, Inc ...............................       4,410
       4,338        * Owens-Illinois, Inc .........................      73,746
       1,500        * Packaging Corp Of America ...................      29,685
       4,703        * Pactiv Corp .................................      94,154
         500        * Palm Harbor Homes, Inc ......................      10,400
         518          Peabody Energy Corp .........................      14,996
         300          Penn Engineering & Manufacturing Corp .......       5,634
         263          Penn Virginia Corp ..........................      10,559
         400        * Penwest Pharmaceuticals Co ..................       7,760
         300        * Perini Corp .................................       1,725
       2,319        * Phelps Dodge Corp ...........................      97,630
       4,906          Plum Creek Timber Co, Inc ...................     145,757
       2,375          PolyOne Corp ................................      28,975
         400          Pope & Talbot, Inc ..........................       5,864
         900          Potlatch Corp ...............................      30,321
       5,023          PPG Industries, Inc .........................     275,813
       4,770          Praxair, Inc ................................     285,246
       1,389          Pulte Homes, Inc ............................      66,464
         200          Quaker Chemical Corp ........................       4,670
         400          Quanex Corp .................................      14,200
         799          Rayonier, Inc ...............................      42,571
         668          Reliance Steel & Aluminum Co ................      18,430
         300          Roanoke Electric Steel Corp .................       4,020
         300          Rock-Tenn Co (Class A) ......................       6,435
       4,624          Rohm & Haas Co ..............................     195,456
       2,987          RPM, Inc ....................................      46,448
         600        * RTI International Metals, Inc ...............       6,930
         648          Ryerson Tull, Inc ...........................       7,096
         451          Ryland Group, Inc ...........................      40,680
         810          Schulman (A.), Inc ..........................      14,815
         900        * Sciclone Pharmaceuticals, Inc ...............       3,915
       2,459        * Sealed Air Corp .............................     115,770
       1,200        * Shaw Group, Inc .............................      33,000
       3,906          Sherwin-Williams Co .........................     111,243
       2,161          Sigma-Aldrich Corp ..........................     101,481
         300        * Silgan Holdings, Inc ........................      10,029
         258        * Simpson Manufacturing Co, Inc ...............      15,777
         200          Skyline Corp ................................       6,210
       5,024        * Smurfit-Stone Container Corp ................      86,111
       1,700          Snap-On, Inc ................................      57,885
       2,995          Solutia, Inc ................................      26,057
       2,865          Sonoco Products Co ..........................      81,968
         411          Southern Peru Copper Corp ...................       5,322

         354          Spartech Corp ...............................       8,708
         700          Standard-Pacific Corp .......................      19,670
       2,447          Stanley Works ...............................     113,174
         752        * Steel Dynamics, Inc .........................      12,340
       1,100        * Stillwater Mining Co ........................      20,735
       1,369          Temple-Inland, Inc ..........................      77,650
       1,100        * Terra Industries, Inc .......................       2,871
         600          Texas Industries, Inc .......................      24,720
         600        * Titanium Metals Corp ........................       3,240
         700        * Toll Brothers, Inc ..........................      34,895
         472          Tredegar Corp ...............................       8,826
         200        * Trex Co, Inc ................................       4,732
         500        * U.S. Concrete, Inc ..........................       3,275
       2,717          United States Steel Corp ....................      49,314
         352          Universal Forest Products, Inc ..............       8,409
         345          URS Corp ....................................      10,937
       2,300          USEC, Inc ...................................      14,720
       1,077       b* USG Corp ....................................       7,539
       1,500          Valspar Corp ................................      70,590
       2,824          Vulcan Materials Co .........................     134,253
         461          Watsco, Inc .................................       8,229
       1,284          Wausau-Mosinee Paper Corp ...................      16,384
         500          WD-40 Co ....................................      15,060
         800          Wellman, Inc ................................      13,160
         245          West Pharmaceutical Services, Inc ...........       7,436
       6,412          Weyerhaeuser Co .............................     403,058
         200        * Wolverine Tube, Inc .........................       1,740
       1,966          Worthington Industries, Inc .................      30,198
       1,100          York International Corp .....................      39,490
                                                                    -----------
                      TOTAL BASIC INDUSTRIES                         13,407,329
                                                                    -----------
 CONSUMER CYCLICAL--10.40%
         200        * 1-800 Contacts, Inc .........................       2,130
         814        * 99 Cents Only Stores ........................      31,209
         400          Aaron Rents, Inc ............................       9,140
       2,747        * Abercrombie & Fitch Co (Class A) ............      84,608
       1,500        * Acclaim Entertainment, Inc ..................       6,810
         442        * Ackerley Group, Inc .........................       7,894
         407        * Action Performance Cos, Inc .................      20,045
       1,100        * Actv, Inc ...................................       1,660
       2,476        * Adelphia Communications Corp (Class A) ......      36,892
          25        * Advance Auto Parts ..........................       1,150

                       SEE NOTES TO FINANCIAL STATEMENTS

36  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 CONSUMER CYCLICAL--(CONTINUED)
         398          Advanced Marketing Services, Inc ............  $    9,552
         300        * AFC Enterprises, Inc ........................      10,035
         414        * Alliance Gaming Corp ........................      12,639
         500          AMC Entertainment, Inc ......................       6,820
         300        * Amerco ......................................       5,223
         300        * American Axle & Manufacturing Holdings, Inc .       8,700
       1,650        * American Eagle Outfitters, Inc ..............      40,871
       1,814        * American Greetings Corp (Class A) ...........      32,924
         100        * Ameristar Casinos, Inc ......................       2,748
         700        * Anntaylor Stores Corp .......................      30,254
     126,454          AOL Time Warner, Inc ........................   2,990,637
         822          Apogee Enterprises, Inc .....................      10,028
       2,620        * Apollo Group, Inc (Class A) .................     140,301
         267        * Apollo Group, Inc (University Of Phoenix
                         Online) ..................................      11,171
       1,250          Applebee's International, Inc ...............      45,375
         464          Arctic Cat, Inc .............................       9,350
         700        * Argosy Gaming Co ............................      25,683
       1,985          Arvinmeritor, Inc ...........................      56,672
       2,965          Autoliv, Inc ................................      71,872
       1,000        * Aztar Corp ..................................      21,900
         800        * Bally Total Fitness Holding Corp ............      17,560
         400          Bandag, Inc .................................      15,072
         461          Barnes Group, Inc ...........................      11,295
         243          Bassett Furniture Industries, Inc ...........       4,982
         200        * Beasley Broadcast Group, Inc (Class A) ......       2,982
         100        * Bebe Stores, Inc ............................       2,105
       8,573        * Bed Bath & Beyond, Inc ......................     289,339
       2,314          Belo Corp (Class A) .........................      53,801
       3,395          Big Lots, Inc ...............................      47,700
         900          Blockbuster, Inc (Class A) ..................      21,123
       1,000          Bob Evans Farms, Inc ........................      28,220
         800        * Boca Resorts, Inc (Class A) .................      10,352
         800          BorgWarner, Inc .............................      50,336
         900          Bowne & Co, Inc .............................      12,663
         800        * Boyd Gaming Corp ............................      12,032
       1,392        * Boyds Collection Ltd ........................       9,118
       2,801        * Brinker International, Inc ..................      90,780
         465          Brown Shoe Co, Inc ..........................       9,049
       2,629          Brunswick Corp ..............................      71,824
         300        * Buca, Inc ...................................       5,451
         200        * Buckle, Inc .................................       4,900
         465          Burlington Coat Factory Warehouse Corp ......       8,951
         200          Bush Industries, Inc (Class A) ..............       2,550
       2,592        * Cablevision Systems Corp (Class A) ..........      88,128
       1,421        * Cablevision Systems Corp (Rainbow Media
                         Group) ...................................      35,070
         416        * California Pizza Kitchen, Inc ...............      10,404
       2,273          Callaway Golf Co ............................      43,755
       1,084        * Catalina Marketing Corp .....................      39,566
         400          Cato Corp (Class A) .........................       8,912
       1,610          CBRL Group, Inc .............................      45,837
         800        * CEC Entertainment, Inc ......................      36,960
         300        * Championship Auto Racing Teams, Inc .........       4,233
         563        * Charlotte Russe Holding, Inc ................      14,604
       3,053        * Charming Shoppes, Inc .......................      24,180
       3,400        * Charter Communications, Inc (Class A) .......      38,386
       1,011        * Chico's FAS, Inc ............................      34,071
         306        * Children's Place Retail Stores, Inc .........      10,098
         996        * Choice Hotels International, Inc ............      24,033
         669        * Christopher & Banks Corp ....................      21,977
         131          Churchill Downs, Inc ........................       4,814
       1,200          Claire's Stores, Inc ........................      23,376
      14,587          Clear Channel Communications, Inc ...........     749,918
         359          Coachmen Industries, Inc ....................       5,852
         100        * Coldwater Creek, Inc ........................       1,776
         300          Cole National Corp ..........................       5,730
         300        * Columbia Sportswear Co ......................      10,065
      28,075        * Comcast Corp (Class A) Special ..............     892,785
       1,841          Cooper Tire & Rubber Co .....................      39,858
       1,746        * Copart, Inc .................................      31,323
       5,703        * Cox Communications, Inc (Class A) ...........     214,661
       1,100        * Cox Radio, Inc (Class A) ....................      31,240
         200          CPI Corp ....................................       3,290
         800        * Crown Media Holdings, Inc (Class A) .........       9,920
         100        * CSS Industries, Inc .........................       3,251
         864        * Cumulus Media, Inc (Class A) ................      15,466
       4,389          Dana Corp ...................................      94,232
       3,471          Darden Restaurants, Inc .....................     140,888
      16,623          Delphi Corp .................................     265,802
         900        * Digital Generation Systems, Inc .............       1,026
       1,823          Dillard's, Inc (Class A) ....................      43,497
         835        * Direct Focus, Inc ...........................      31,772
       7,945          Dollar General Corp .........................     129,345
         700        * Dollar Thrifty Automotive Group, Inc ........      14,805
       2,899        * Dollar Tree Stores, Inc .....................      95,116
       1,145          Donaldson Co, Inc ...........................      46,040
       3,156          Donnelley (R.R.) & Sons Co ..................      98,152

         448        * Dover Downs Entertainment, Inc ..............       7,276
       1,397          Dow Jones & Co, Inc .........................      81,333
         456        * Dress Barn, Inc .............................      13,502
         355        * Dura Automotive Systems, Inc ................       6,805
       8,687          Eastman Kodak Co ............................     270,774
         273        * Elizabeth Arden, Inc ........................       3,180
         856        * Emmis Communications Corp (Class A) .........      22,889
         785        * Entercom Communications Corp ................      43,073
       1,105        * Entravision Communications Corp (Class A) ...      16,354
       1,000          Equity Inns, Inc ............................       8,000
         400        * Exide Technologies ..........................         120
       1,900        * Extended Stay America, Inc ..................      33,060
         669          Factset Research Systems, Inc ...............      26,994
       4,422          Family Dollar Stores, Inc ...................     148,181
         550          Fedders Corp ................................       1,650
       1,964       b* Federal-Mogul Corp ..........................       1,591
       5,353        * Federated Department Stores, Inc ............     218,670
         500        * Finish Line, Inc (Class A) ..................       9,225
         132          Fisher Communications, Inc ..................       6,007
          23          Florida East Coast Industries, Inc (Class B)          603
       4,192        * Foot Locker, Inc ............................      67,827
         600        * Footstar, Inc ...............................      18,294
      53,736          Ford Motor Co ...............................     886,107
         800          Forest City Enterprises, Inc (Class A) ......      30,400
         351        * Fossil, Inc .................................       9,333
       4,383        * Fox Entertainment Group, Inc (Class A) ......     103,658
         587          Fred's, Inc .................................      21,132
         500          Friedman's, Inc (Class A) ...................       5,375
         568          G & K Services, Inc (Class A) ...............      21,164
       7,899          Gannett Co, Inc .............................     601,114
      18,158          Gap, Inc ....................................     273,096
         100          Garan, Inc ..................................       5,375
         571        * Gaylord Entertainment Co ....................      15,189
       5,803        * Gemstar-TV Guide International, Inc .........      85,826
         919          Gencorp, Inc ................................      14,447
      16,540          General Motors Corp .........................     999,843
         600        * Genesco, Inc ................................      16,542
         100        * Genesisintermedia, Inc ......................           0
       2,163        * Gentex Corp .................................      64,090
       5,137          Genuine Parts Co ............................     188,887
         400        * Global Sports, Inc ..........................       6,840
       4,185          Goodyear Tire & Rubber Co ...................     107,010
         928          Graco, Inc ..................................      37,909

                        SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  37

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 CONSUMER CYCLICAL--(CONTINUED)
         245          Gray Communications Systems, Inc ............  $    3,925
           5          Grey Global Group, Inc ......................       3,405
         500        * Group 1 Automotive, Inc .....................      19,525
         200        * Guess?, Inc .................................       1,556
         500        * Guitar Center, Inc ..........................       8,760
         100        * Gulfmark Offshore, Inc ......................       3,613
         821        * Gymboree Corp ...............................      12,110
         500          Hancock Fabrics, Inc ........................       9,025
         700        * Handleman Co ................................       7,189
       8,984          Harley-Davidson, Inc ........................     495,288
         916          Harman International Industries, Inc ........      45,205
       3,361          Harrah's Entertainment, Inc .................     148,758
       1,235          Harte-Hanks, Inc ............................      39,075
         500          Haverty Furniture Cos, Inc ..................       8,605
          64       b* Hayes Lemmerz International, Inc ............          12
         433        * Hearst-Argyle Television, Inc ...............      10,708
         150        * Hibbett Sporting Goods, Inc .................       3,525
       9,887          Hilton Hotels Corp ..........................     141,384
       2,800        * Hispanic Broadcasting Corp ..................      81,536
       1,100          Hollinger International, Inc ................      14,421
         300        * Hollywood Casino Corp (Class A) .............       4,947
       1,200        * Hollywood Entertainment Corp ................      20,160
         800        * Hot Topic, Inc ..............................      16,720
         500        * IHOP Corp ...................................      16,855
         200        * IMPCO Technologies, Inc .....................       2,592
         600        * Information Holdings, Inc ...................      17,280
       1,100        * Insight Communications Co, Inc ..............      23,045
       1,034          Interactive Data Corp .......................      18,147
       2,583        * International Game Technology ...............     160,973
         800          International Speedway Corp (Class A) .......      36,560
      11,199          Interpublic Group Of Cos, Inc ...............     383,902
         701        * Intertan, Inc ...............................       7,956
         600        * Isle Of Capri Casinos, Inc ..................      11,070
       7,830          J.C. Penney Co, Inc .........................     162,159
       1,100        * Jack In The Box, Inc ........................      32,615
         554        * Jakks Pacific, Inc ..........................      12,604
       2,606          Johnson Controls, Inc .......................     230,136
       3,374        * Jones Apparel Group, Inc ....................     117,921
         766        * Journal Register Co .........................      16,239
         500        * K2, Inc .....................................       3,260
         700          Kellwood Co .................................      17,003
         200        * Kenneth Cole Productions, Inc (Class A) .....       4,014
         648        * Key3Media Group, Inc ........................       2,974
       1,000          Kimball International, Inc (Class B) ........      16,310
         487        * Kirby Corp ..................................      14,561
      14,474       b* Kmart Corp ..................................      23,158
       2,501          Knight Ridder, Inc ..........................     171,794
       8,544        * Kohl's Corp .................................     607,906
       1,219        * Krispy Kreme Doughnuts, Inc .................      49,796
         441        * Kroll, Inc ..................................       7,343
         200          K-Swiss, Inc (Class A) ......................       8,396
       1,790        * Lamar Advertising Co ........................      72,710
         500          Landry's Restaurants, Inc ...................      11,480
         348        * Lands' End, Inc .............................      15,615
         300          LaSalle Hotel Properties ....................       4,860
       1,386          La-Z-Boy, Inc ...............................      38,046
       1,800        * Lear Corp ...................................      85,680
       1,358          Lee Enterprises, Inc ........................      50,110
       5,803          Leggett & Platt, Inc ........................     143,914
         457          Libbey, Inc .................................      17,604
         200        * Liberty Livewire Corp (Class A) .............       1,156
      77,068        * Liberty Media Corp (Class A) ................     974,140
      12,680          Limited, Inc ................................     226,972
       1,099        * Linens `n Things, Inc .......................      33,552
       3,124          Liz Claiborne, Inc ..........................      88,597
         300        * Lodgenet Entertainment Corp .................       5,130
         500          Lone Star Steakhouse & Saloon, Inc ..........      10,445
         679        * Luby's, Inc .................................       4,617
         100        * Lynch Interactive Corp ......................       4,400
       1,684        * Mandalay Resort Group .......................      51,699
         500          Marcus Corp .................................       8,060
       5,626          Marriott International, Inc (Class A) .......     252,889
         200        * Martha Stewart Living Omnimedia, Inc
                        (Class A) .................................       3,580
       8,654          May Department Stores Co ....................     301,592
       2,302          Maytag Corp .................................     101,864
         700          Mcclatchy Co (Class A) ......................      41,559
      38,189          McDonald's Corp .............................   1,059,745
       5,773          McGraw-Hill Cos, Inc ........................     394,007
         400          Media General, Inc (Class A) ................      25,400
         900        * Mediacom Communications Corp ................      12,609
         320        * Medis Technologies Ltd ......................       3,933
         900        * Men's Wearhouse, Inc ........................      21,015
       1,100          Meredith Corp ...............................      46,761
         541        * Metro One Telecommunications, Inc ...........      13,714
       1,154        * Metro-Goldwyn-Mayer, Inc ....................      19,179
       1,981          MGM Mirage ..................................      71,772
       2,000        * Michaels Stores, Inc ........................      75,600

         459        * Micros Systems, Inc .........................      11,682
         458          Midas, Inc ..................................       6,531
         900        * Midway Games, Inc ...........................      12,114
         500        * Millennium Cell, Inc ........................       1,985
         800          Modine Manufacturing Co .....................      21,592
       1,613        * Mohawk Industries, Inc ......................      96,925
         693        * Monaco Coach Corp ...........................      16,840
         450        * Movie Gallery, Inc ..........................       7,727
       1,197          MSC Industrial Direct Co (Class A) ..........      27,411
         533        * MTR Gaming Group, Inc .......................       8,224
         464          Myers Industries, Inc .......................       6,728
         244        * National Golf Properties, Inc ...............       1,806
         100          National Presto Industries, Inc .............       2,876
         700        * Nautica Enterprises, Inc ....................      10,612
       1,028        * Neiman Marcus Group, Inc (Class A) ..........      35,415
          30        * Neiman Marcus Group, Inc (Class B) ..........         983
         200        * Netratings, Inc .............................       2,424
       4,454          New York Times Co (Class A) .................     213,168
       2,206          Nike, Inc (Class B) .........................     132,382
       3,084          Nordstrom, Inc ..............................      75,558
         703        * Oakley, Inc .................................      12,584
         500        * O'Charley's, Inc ............................      10,775
       5,508          Omnicom Group, Inc ..........................     519,955
         200        * On Command Corp .............................         910
       1,122        * O'Reilly Automotive, Inc ....................      35,422
         300          Oshkosh B'gosh, Inc (Class A) ...............      12,858
         532          Oshkosh Truck Corp ..........................      30,271
       2,044        * Outback Steakhouse, Inc .....................      73,114
         200          Oxford Industries, Inc ......................       5,280
         300        * P.F. Chang's China Bistro, Inc ..............      19,989
         900        * Pacific Sunwear Of California, Inc ..........      22,140
         274        * Panera Bread Co (Class A) ...................      17,457
         400        * Papa John's International, Inc ..............      11,152
       8,140        * Park Place Entertainment Corp ...............      85,877
         200        * Parkervision, Inc ...........................       4,062
         700        * Payless Shoesource, Inc .....................      42,735
         300        * Penn National Gaming, Inc ...................      10,506
         676        * Penton Media, Inc ...........................       5,104
       1,288        * Performance Food Group Co ...................      42,066
         680          Phillips-Van Heusen Corp ....................       9,595
       2,746          Pier 1 Imports, Inc .........................      56,540
         500        * Pinnacle Entertainment, Inc .................       4,030

                       SEE NOTES TO FINANCIAL STATEMENTS

38  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 CONSUMER CYCLICAL--(CONTINUED)
       1,640        * Pinnacle Systems, Inc .......................  $   13,071
         543        * Pixar, Inc ..................................      19,982
         402        * PLATO Learning, Inc .........................       7,111
         371        * Playboy Enterprises, Inc (Class B) ..........       6,337
         700          Polaris Industries, Inc .....................      44,590
         260       b* Polaroid Corp ...............................          23
       1,500        * Polo Ralph Lauren Corp ......................      43,770
         898        * Presstek, Inc ...............................       5,208
         100        * Pricesmart, Inc .............................       3,645
       1,300        * Prime Hospitality Corp ......................      17,095
       7,054        * Primedia, Inc ...............................      22,361
         400        * Private Media Group, Inc ....................       2,256
         300          Pulitzer, Inc ...............................      16,050
         300        * Quaker Fabric Corp ..........................       3,351
         677        * Quiksilver, Inc .............................      14,813
       1,900        * Radio One, Inc (Class A) ....................      41,344
         600        * Rare Hospitality International, Inc .........      15,252
       2,927          Reader's Digest Association, Inc (Class A) ..      65,594
         300        * Recoton Corp ................................       1,344
       1,497        * Reebok International Ltd ....................      40,464
         500        * Regent Communications, Inc ..................       4,120
       1,100          Regis Corp ..................................      30,888
         256        * Rent-A-Center, Inc ..........................      13,079
         500        * ResortQuest International, Inc ..............       3,650
         200        * Resources Connection, Inc ...................       5,786
         200          Riviana Foods, Inc ..........................       4,280
       2,317          Ross Stores, Inc ............................      87,652
       1,900          Ruby Tuesday, Inc ...........................      44,175
         700          Russell Corp ................................      10,430
         900        * Ryan's Family Steak Houses, Inc .............      21,600
         300        * Saga Communications, Inc (Class A) ..........       7,560
       3,652        * Saks, Inc ...................................      48,024
         282        * Salem Communications Corp (Class A) .........       6,683
         100        * Salton, Inc .................................       1,985
         300          Schawk, Inc .................................       2,937
         800        * Scholastic Corp .............................      43,352
         400        * Scientific Games Corp (Class A) .............       3,348
         500        * Scotts Co (Class A) .........................      22,890
         850        * SCP Pool Corp ...............................      26,690
         926          Scripps (E.W.) Co (Class A) .................      76,043
       8,572          Sears Roebuck & Co ..........................     439,486
         800          ShopKo Stores, Inc ..........................      14,480
         532        * Shuffle Master, Inc .........................      10,991
         690        * Sinclair Broadcast Group, Inc (Class A) .....       9,350
       1,858        * Sirius Satellite Radio, Inc .................       9,885
       2,578          Six Flags, Inc ..............................      46,043
         100        * SkillSoft Corp ..............................       2,305
         308          Smith (A.O.) Corp ...........................       7,839
         700        * Sonic Automotive, Inc .......................      20,986
         945        * Sonic Corp ..................................      24,296
         559        * Sotheby's Holdings, Inc (Class A) ...........       8,972
       1,000        * Spanish Broadcasting System, Inc (Class A) ..      13,550
         348        * Speedway Motorsports, Inc ...................       9,921
         400        * Spiegel, Inc (Class A) ......................         548
         700        * Sports Resorts International, Inc ...........       4,753
         200          Standard Motor Products, Inc ................       2,920
         200        * Stanley Furniture Co, Inc ...................       6,468
      11,410        * Starbucks Corp ..............................     263,913
         927        * Station Casinos, Inc ........................      15,435
       2,200          Steelcase, Inc (Class A) ....................      36,850
         700        * Stein Mart, Inc .............................       7,007
         500        * Stellent, Inc ...............................       4,815
         200        * Steven Madden Ltd ...........................       3,500
         400        * Stoneridge, Inc .............................       3,940
       1,200          Stride Rite Corp ............................       9,900
         600          Sturm Ruger & Co, Inc .......................       7,740
         547          Superior Industries International, Inc ......      26,683
         900        * Sylvan Learning Systems, Inc ................      25,425
         782          Talbots, Inc ................................      27,683
         200          Tanger Factory Outlet Centers, Inc ..........       5,356
      26,819          Target Corp .................................   1,156,435
         500        * TBC Corp ....................................       7,250
       1,089        * The Cheesecake Factory, Inc .................      40,184
         585          The Steak n Shake Co ........................       8,219
         200          Thor Industries, Inc ........................       9,460
         764        * THQ, Inc ....................................      37,512
       4,326          Tiffany & Co ................................     153,789
         600        * Timberland Co (Class A) .....................      25,350
       8,111          TJX Cos, Inc ................................     324,521
         883        * Too, Inc ....................................      26,040
       1,000        * Topps Co, Inc ...............................       9,600
       1,144        * Tower Automotive, Inc .......................      16,005
         650        * Trendwest Resorts, Inc ......................      15,613
       5,606          Tribune Co ..................................     254,849
       4,353        * Tricon Global Restaurants, Inc ..............     255,869
         100        * Tropical Sportswear International Corp ......       2,400
       3,061          TRW, Inc ....................................     157,550
       3,488        * U.S.A. Networks, Inc ........................     110,814

       1,412        * Unifi, Inc ..................................      13,273
         400        * Universal Electronics, Inc ..................       5,860
       4,966        * Univision Communications, Inc (Class A) .....     208,572
         200        * Urban Outfitters, Inc .......................       4,670
         180        * Vail Resorts, Inc ...........................       3,821
       1,602        * Valassis Communications, Inc ................      61,885
         500        * Value City Department Stores, Inc ...........       2,100
         400        * Vans, Inc ...................................       4,684
         543        * Vastera, Inc ................................       8,053
       2,542          VF Corp .....................................     109,942
      39,414        * Viacom, Inc (Class B) .......................   1,906,455
       3,946          Visteon Corp ................................      65,306
         676        * Wabash National Corp ........................       6,692
      82,281          Wal-Mart Stores, Inc ........................   5,043,002
      60,564          Walt Disney Co ..............................   1,397,817
         127          Washington Post Co (Class B) ................      77,093
       2,475          Wendy's International, Inc ..................      86,576
         600        * Westpoint Stevens, Inc ......................       1,326
       2,000          Westwood One, Inc ...........................      76,700
         418        * Wet Seal, Inc (Class A) .....................      14,584
       1,743          Whirlpool Corp ..............................     131,684
       1,267          Wiley (John) & Sons, Inc (Class A) ..........      33,195
       1,356        * Williams-Sonoma, Inc ........................      62,362
         300        * Wilsons The Leather Experts, Inc ............       3,588
         351          Winnebago Industries, Inc ...................      14,738
         567          WMS Industries, Inc .........................      10,773
       1,255          Wolverine World Wide, Inc ...................      22,527
         270          Woodward Governor Co ........................      18,576
         300        * World Wrestling Federation Entertainment,
                         Inc ......................................       4,380
         400        * XM Satellite Radio Holdings, Inc ............       5,508
         400        * Young Broadcasting, Inc (Class A) ...........       9,996
       1,000        * Zale Corp ...................................      40,600
         800        * Zomax, Inc ..................................       5,840
                                                                    -----------
                      TOTAL CONSUMER CYCLICAL .....................  35,798,380
                                                                    -----------
 CONSUMER NON-CYCLICAL--9.68%
         200        * 1-800-Flowers.com, Inc ......................       2,724
         702        * 7-Eleven, Inc ...............................       7,827
       1,100          Alberto-Culver Co (Class B) .................      59,400
      12,087          Albertson's, Inc ............................     400,563
       5,557        * Amazon.Com, Inc .............................      79,465
         565        * American Italian Pasta Co (Class A) .........      25,651

                       SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  39

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 CONSUMER NON-CYCLICAL--(CONTINUED)
      26,297          Anheuser-Busch Cos, Inc ..................... $ 1,372,703
         480        * Applica, Inc ................................       4,128
      17,137          Archer Daniels Midland Co ...................     238,718
         500        * Aurora Foods, Inc ...........................       2,095
       7,452        * Autonation, Inc .............................     103,732
       2,404        * Autozone, Inc ...............................     165,515
       6,671          Avon Products, Inc ..........................     362,369
       1,362        * Barnes & Noble, Inc .........................      42,208
       4,929        * Best Buy Co, Inc ............................     390,377
       2,149        * BJ's Wholesale Club, Inc ....................      96,060
       1,000          Blyth, Inc ..................................      26,520
       2,380        * Borders Group, Inc ..........................      56,906
         200        * Boston Beer Co, Inc (Class A) ...............       3,020
       1,179          Brown-Forman Corp (Class B) .................      85,784
         900        * Cadiz, Inc ..................................       8,100
       6,525          Campbell Soup Co ............................     174,870
       1,088          Casey's General Stores, Inc .................      14,688
       1,351        * CDW Computer Centers, Inc ...................      68,009
       1,100          Church & Dwight Co, Inc .....................      32,406
       1,102        * Circuit City Stores, Inc (Carmax Group) .....      28,498
       5,843          Circuit City Stores, Inc (Circuit City Group)     105,408
       5,001          Clorox Co ...................................     218,194
       1,343        * Coach, Inc ..................................      68,104
      60,031          Coca-Cola Co ................................   3,137,220
       6,416          Coca-Cola Enterprises, Inc ..................     120,492
      16,420          Colgate-Palmolive Co ........................     938,403
      15,932          Conagra Foods, Inc ..........................     386,351
       1,016        * Constellation Brands, Inc (Class A) .........      55,839
         691          Coors (Adolph) Co (Class B) .................      46,622
       1,100          Corn Products International, Inc ............      35,420
         673        * Cost Plus, Inc ..............................      18,415
      13,446          Costco Wholesale Corp .......................     535,420
      11,604          CVS Corp ....................................     398,365
       1,330        * Dean Foods Co ...............................     100,708
         100          Deb Shops, Inc ..............................       2,680
         700        * Del Monte Foods Co ..........................       6,811
       1,000          Delta & Pine Land Co ........................      18,970
       2,740          Dial Corp ...................................      49,375
       1,127          DIMON, Inc ..................................       7,776
       1,267          Dole Food Co ................................      39,277
         649          Dreyer's Grand Ice Cream, Inc ...............      26,732
         276        * Duane Reade, Inc ............................       9,378
         300        * Electronics Boutique Holdings Corp ..........      10,359
       2,686        * Energizer Holdings, Inc .....................      63,793
       3,013          Estee Lauder Cos (Class A) ..................     102,924
         946          Ethan Allen Interiors, Inc ..................      36,005
         266        * Expedia, Inc (Class A) ......................      18,577
          31        * Expedia, Inc Wts 02/04/09 ...................       1,104
         344        * Factory 2-U Stores, Inc .....................       4,438
         900          Fastenal Co .................................      67,788
       1,200          Fleming Cos, Inc ............................      26,880
         716        * Flowers Foods, Inc ..........................      18,237
         200        * FTD.Com, Inc ................................       1,120
         400        * FTI Consulting, Inc .........................      12,392
       1,467        * Furniture Brands International, Inc .........      53,472
      10,849          General Mills, Inc ..........................     529,974
      31,381          Gillette Co .................................   1,067,268
         600        * Great Atlantic & Pacific Tea Co, Inc ........      16,728
         100        * Green Mountain Coffee, Inc ..................       2,076
         678        * Hain Celestial Group, Inc ...................      15,086
       4,230          Hasbro, Inc .................................      66,919
      10,447          Heinz (H.J.) Co .............................     433,551
         451          Herbalife International, Inc (Class B) ......       6,156
       2,282          Herman Miller, Inc ..........................      54,266
       2,824          Hershey Foods Corp ..........................     193,557
      69,584          Home Depot, Inc .............................   3,382,478
       2,188          Hormel Foods Corp ...........................      59,842
         700          Hughes Supply, Inc ..........................      27,272
         200          Ingles Markets, Inc (Class A) ...............       2,340
       1,209        * Insight Enterprises, Inc ....................      27,372
       1,246          Interface, Inc (Class A) ....................       7,912
       2,337          International Flavors & Fragrances, Inc .....      81,725
         500        * International Multifoods Corp ...............      11,880
         845          Interstate Bakeries Corp ....................      20,457
         200        * J & J Snack Foods Corp ......................       7,476
         592          J.M. Smucker Co .............................      20,010
         300        * Jill (J.) Group, Inc ........................       8,535
       7,196          Kellogg Co ..................................     241,570
      23,787        * Kroger Co ...................................     527,120
          71        * Ladenburg Thalmann Financial Services, Inc ..          42
         800          Lancaster Colony Corp .......................      29,632
         700          Lance, Inc ..................................      10,010
         200        * Lithia Motors, Inc (Class A) ................       4,940
         911          Longs Drug Stores Corp ......................      25,390
      22,958          Lowe's Cos ..................................     998,443
      12,706          Mattel, Inc .................................     264,793
       2,048          McCormick & Co, Inc (Non-Vote) ..............     104,714
         300          Movado Group, Inc ...........................       6,585

         284          Nash Finch Co ...............................       7,739
         100        * National Beverage Corp ......................       1,330
         300          Nature's Sunshine Products, Inc .............       3,363
       1,297        * NBTY, Inc ...................................      22,127
       7,498          Newell Rubbermaid, Inc ......................     239,636
       1,164          Nu Skin Enterprises, Inc (Class A) ..........      12,466
       9,080        * Office Depot, Inc ...........................     180,238
       3,106        * OfficeMax, Inc ..............................      17,331
         449          Oneida Ltd ..................................       6,735
         837        * Pathmark Stores, Inc ........................      20,046
         200        * PC Connection, Inc ..........................       2,112
       1,300          Pep Boys-Manny Moe & Jack ...................      21,632
       5,228          Pepsi Bottling Group, Inc ...................     135,248
       2,412          PepsiAmericas Inc ...........................      34,781
      51,939          Pepsico, Inc ................................   2,674,859
       1,720        * Perrigo Co ..................................      20,554
       3,000        * Petsmart, Inc ...............................      40,680
      64,440          Philip Morris Cos, Inc ......................   3,394,055
         400          Pilgrim's Pride Corp (Class B) ..............       5,608
         703        * Playtex Products, Inc .......................       7,635
       3,000        * Priceline.com, Inc ..........................      15,690
      38,510          Procter & Gamble Co .........................   3,469,366
       2,892          R.J. Reynolds Tobacco Holdings, Inc .........     187,257
       5,293          RadioShack Corp .............................     159,002
         902        * Ralcorp Holdings, Inc .......................      24,534
          72        * Revlon, Inc (Class A) .......................         467
      11,246        * Rite Aid Corp ...............................      38,911
         300        * Robert Mondavi Corp (Class A) ...............      10,782
         908          Ruddick Corp ................................      15,109
         300          Russ Berrie & Co, Inc .......................       9,660
      14,067        * Safeway, Inc ................................     633,296
         100          Sanderson Farms, Inc ........................       2,700
      23,328          Sara Lee Corp ...............................     484,289
         417          Schweitzer-Mauduit International, Inc .......      10,362
       1,368          Sensient Technologies Corp ..................      31,491
         500        * Skechers USA, Inc (Class A) .................       9,455
         666        * SLI, Inc ....................................       1,698
         300        * Smart & Final, Inc ..........................       3,102
       3,124        * Smithfield Foods, Inc .......................      81,536
         552        * Spartan Stores, Inc .........................       4,151
       1,000        * Stamps.Com, Inc .............................       4,470

                       SEE NOTES TO FINANCIAL STATEMENTS

40  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 CONSUMER NON-CYCLICAL--(CONTINUED)
         300          Standard Commercial Corp ....................  $    5,766
      13,684        * Staples, Inc ................................     273,269
         400        * Star Scientific, Inc ........................         800
         200        * Steinway Musical Instruments, Inc ...........       3,850
         200          Stepan Co ...................................       5,370
         456          Thomas Industries, Inc ......................      13,338
         800        * Ticketmaster (Class B) ......................      23,664
         684          Tootsie Roll Industries, Inc ................      31,457
       5,860        * Toys "R" Us, Inc ............................     105,246
         700        * Trans World Entertainment Corp ..............       5,880
         302          Triarc Cos, Inc .............................       8,396
         200        * Tuesday Morning Corp ........................       4,080
       1,541          Tupperware Corp .............................      35,058
         600        * Tweeter Home Entertainment Group, Inc .......      11,730
       6,622          Tyson Foods, Inc (Class A) ..................      82,643
         176        * United Auto Group, Inc ......................       3,967
         300        * United Natural Foods, Inc ...................       7,473
         800          Universal Corp ..............................      31,488
       4,913          UST, Inc ....................................     191,263
         683        * Valuevision International, Inc (Class A) ....      14,172
         505          Vector Group Ltd ............................      14,443
      30,339          Walgreen Co .................................   1,188,985
         335          Weis Markets, Inc ...........................      10,167
       1,500        * Whole Foods Market, Inc .....................      68,535
         459        * Wild Oats Markets, Inc ......................       3,879
       2,521          Winn-Dixie Stores, Inc ......................      40,437
       4,632          Wrigley (Wm.) Jr Co .........................     246,932
         400        * Yankee Candle Co, Inc .......................       9,252
                                                                    -----------
                      TOTAL CONSUMER NON-CYCLICAL .................  33,338,547
                                                                    -----------
 ENERGY--5.58%
         407        * 3TEC Energy Corp ............................       6,939
       2,045          Amerada Hess Corp ...........................     162,291
       7,375          Anadarko Petroleum Corp .....................     416,245
       4,111          Apache Corp .................................     233,834
       2,059          Ashland, Inc ................................      93,705
         100        * ATP Oil & Gas Corp ..........................         405
         300        * Atwood Oceanics, Inc ........................      13,770
       9,985          Baker Hughes, Inc ...........................     381,926
         464          Berry Petroleum Co (Class A) ................       7,169
       4,596          BJ Services Co ..............................     158,424
       6,079          Burlington Resources, Inc ...................     243,707
         800          Cabot Oil & Gas Corp (Class A) ..............      19,808
         900        * Cal Dive International, Inc .................      22,410
         200        * Callon Petroleum Corp .......................       1,560
         200          Carbo Ceramics, Inc .........................       8,192
       4,000        * Chesapeake Energy Corp ......................      30,960
      31,717          ChevronTexaco Corp ..........................   2,863,094
         100        * Clayton Williams Energy, Inc ................       1,250
         600        * Comstock Resources, Inc .....................       4,584
      18,551          Conoco, Inc .................................     541,318
       1,592        * Cooper Cameron Corp .........................      81,367
         500        * Denbury Resources, Inc ......................       4,240
       3,817          Devon Energy Corp ...........................     184,247
       1,652          Diamond Offshore Drilling, Inc ..............      51,642
         200        * Dril-Quip, Inc ..............................       5,130
         900        * EEX Corp ....................................       1,854
         200        * Encore Acquisition Co .......................       2,950
         572        * Energy Partners Ltd .........................       4,582
       3,992          Ensco International, Inc ....................     120,319
       3,096          EOG Resources, Inc ..........................     125,574
         500        * Evergreen Resources, Inc ....................      20,850
     203,244          Exxon Mobil Corp ............................   8,908,185
       1,150        * Forest Oil Corp .............................      34,063
         700          Frontier Oil Corp ...........................      15,036
         300          Getty Realty Corp ...........................       5,640
       1,800        * Global Industries Ltd .......................      16,794
       3,018        * Grant Prideco, Inc ..........................      41,286
       4,091        * Grey Wolf, Inc ..............................      16,200
         200        * Gulf Island Fabrication, Inc ................       3,002
      12,783          Halliburton Co ..............................     218,206
       2,353        * Hanover Compressor Co .......................      42,330
       1,477          Helmerich & Payne, Inc ......................      59,213
         200          Holly Corp ..................................       3,710
         400        * Horizon Offshore, Inc .......................       4,692
         300        * Houston Exploration Co ......................       9,300
         400        * Hydril Co ...................................       9,748
       1,300        * Input/Output, Inc ...........................      11,830
         800        * KCS Energy, Inc .............................       2,496
       2,937          Kerr-McGee Corp .............................     184,590
       2,996        * Key Energy Services, Inc ....................      32,117
         400        * Key Production Co, Inc ......................       7,580
         200          Lufkin Industries, Inc ......................       5,400
       1,077        * Magnum Hunter Resources, Inc ................       8,411
         215        * Magnum Hunter Resources, Inc Wts 03/21/05 ...           0
       9,159          Marathon Oil Corp ...........................     263,779
         964        * Maverick Tube Corp ..........................      15,732

         400        * McMoran Exploration Co ......................       1,320
       1,000        * Meridian Resource Corp ......................       4,900
       1,082          Murphy Oil Corp .............................     103,872
       3,724        * Nabors Industries, Inc ......................     157,339
       2,365        * National-Oilwell, Inc .......................      59,905
       1,132        * Newfield Exploration Co .....................      41,873
       1,704          Noble Affiliates, Inc .......................      66,558
       3,871        * Noble Drilling Corp .........................     160,221
         400        * Nuevo Energy Co .............................       5,960
      11,060          Occidental Petroleum Corp ...................     322,399
       4,998          Ocean Energy, Inc ...........................      98,910
         700        * Oceaneering International, Inc ..............      20,300
         200        * Osca, Inc ...................................       5,572
       2,500        * Parker Drilling Co ..........................      11,075
         500          Patina Oil & Gas Corp .......................      15,760
       2,000        * Patterson-UTI Energy, Inc ...................      59,480
       2,379          Pennzoil-Quaker State Co ....................      51,077
      12,160          Phillips Petroleum Co .......................     763,648
       3,059          Pioneer Natural Resources Co ................      68,185
         657        * Plains Resources, Inc .......................      16,346
       1,522          Pogo Producing Co ...........................      48,247
       4,021        * Pride International, Inc ....................      63,934
         300          Prima Energy Corp ...........................       7,470
         406        * Pure Resources, Inc .........................       9,167
         400        * PYR Energy Corp .............................         768
       1,375        * Range Resources Corp ........................       7,136
         425        * Remington Oil & Gas Corp ....................       8,568
       2,760        * Rowan Cos, Inc ..............................      63,590
         200          RPC, Inc ....................................       2,980
         533        * Seacor Smit, Inc ............................      26,117
         586        * Seitel, Inc .................................       5,362
       1,475        * Smith International, Inc ....................      99,931
         850        * Spinnaker Exploration Co ....................      35,403
         800          St. Mary Land & Exploration Co ..............      17,368
         679        * Stone Energy Corp ...........................      26,311
       2,176          Sunoco, Inc .................................      87,062
       1,200        * Superior Energy Services, Inc ...............      12,072
         700        * Swift Energy Co .............................      13,790
       1,000        * Tesoro Petroleum Corp .......................      14,050
       1,699          Tidewater, Inc ..............................      71,953
       1,000        * Tom Brown, Inc ..............................      27,300
         400        * Transmontaigne, Inc .........................       2,080
         700        * Trico Marine Services, Inc ..................       6,139

                       SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  41

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 ENERGY--(CONTINUED)
       1,100          Unit Corp ................................... $    20,119
         300        * Universal Compression Holdings, Inc .........       7,920
       7,269          Unocal Corp .................................     283,128
       3,137          Valero Energy Corp ..........................     155,344
       2,242        * Varco International, Inc ....................      45,064
       1,150        * Veritas DGC, Inc ............................      19,447
       1,359          Vintage Petroleum, Inc ......................      19,977
       3,231        * Weatherford International, Inc ..............     153,893
         834        * Westport Resources Corp .....................      16,388
         544        * W-H Energy Services, Inc ....................      11,750
         500        * Xanser Corp .................................       1,340
       3,373          XTO Energy, Inc                                    67,629
                                                                    -----------
                      TOTAL ENERGY                                   19,227,183
                                                                    -----------
 FINANCIAL SERVICES--19.59%
         405          1st Source Corp .............................       9,590
         911          21st Century Insurance Group ................      16,480
       2,330          A.G. Edwards, Inc ...........................     102,473
         500          Acadia Realty Trust .........................       3,475
         571          Advanta Corp (Class A) ......................       7,286
         700        * Affiliated Managers Group, Inc ..............      50,281
      15,543          Aflac, Inc ..................................     458,519
         271          Alabama National Bancorp ....................       9,986
         400          Alexandria Real Estate Equities, Inc ........      17,840
       1,141          Alfa Corp ...................................      31,834
         138          Alleghany Corp ..............................      25,875
       2,924          Allied Capital Corp .........................      80,410
       1,600          Allmerica Financial Corp ....................      71,840
      21,207          Allstate Corp ...............................     800,988
       2,064          AMB Property Corp ...........................      56,760
       2,725          Ambac Financial Group, Inc ..................     160,966
         700          Amcore Financial, Inc .......................      16,457
       1,000          American Capital Strategies Ltd .............      30,960
      39,707          American Express Co .........................   1,626,399
       1,300          American Financial Group, Inc ...............      37,336
         600          American Financial Holdings, Inc ............      15,966
      68,246          American International Group, Inc ...........   4,923,266
         300          American National Insurance Co ..............      28,350
         291        * American Physicians Capital, Inc ............       5,675
       2,268        * AmeriCredit Corp ............................      86,161
       3,630        * Ameritrade Holdings Corp (Class A) ..........      23,559
       1,236          Amerus Group Co .............................      47,524
         400          AMLI Residential Properties Trust ...........      10,088
      10,645          Amsouth Bancorporation ......................     233,977
         590          Anchor Bancorp Wisconsin, Inc ...............      11,818
       2,151          Annaly Mortgage Management, Inc .............      36,524
       1,148          Anthracite Capital, Inc .....................      13,202
       7,008          AON Corp ....................................     245,280
       2,028          Apartment Investment & Management Co
                        (Class A) .................................      98,094
       4,930          Archstone-Smith Trust .......................     132,075
       1,697          Arden Realty, Inc ...........................      48,195
         658          Argonaut Group, Inc .........................      13,910
         205          Arrow Financial Corp ........................       5,902
       1,951          Associated Banc-Corp ........................      74,197
         400          Associated Estates Realty Corp ..............       4,092
       2,590          Astoria Financial Corp ......................      75,240
       1,880          AvalonBay Communities, Inc ..................      93,624
         246          Baldwin & Lyons, Inc (Class B) ..............       6,158
         100          Bancfirst Corp ..............................       3,910
       2,405          Bancorpsouth, Inc ...........................      47,427
         300          Bank Mutual Corp ............................       5,100
      46,812          Bank Of America Corp ........................   3,184,152
         341          Bank Of Granite Corp ........................       7,843
      21,925          Bank Of New York Co, Inc ....................     921,289
      34,734          Bank One Corp ...............................   1,451,187
         200        * Bank United Corp (Contingent Payment Rts) ...          26
       1,000          BankAtlantic Bancorp, Inc (Class A) .........      13,000
       4,358          Banknorth Group, Inc ........................     114,833
         500        * Bankunited Financial Corp (Class A) .........       7,490
         344          Banner Corp .................................       7,547
       1,827          Bay View Capital Corp .......................      12,497
      14,205          BB&T Corp ...................................     541,353
       2,386          Bear Stearns Cos, Inc .......................     149,722
         267        * Beazer Homes Usa, Inc .......................      20,706
         400          Bedford Property Investors, Inc .............      10,240
         660          Berkley (W.R.) Corp .........................      37,937
         200          BKF Capital Group, Inc ......................       5,970
         400        * Blackrock, Inc ..............................      17,840
         344        * BOK Financial Corp ..........................      11,662
         492          Boston Private Financial Holdings, Inc ......      13,161
       2,086          Boston Properties, Inc ......................      82,293
         459        * Boykin Lodging Co ...........................       4,269
         729          Brandywine Realty Trust .....................      17,423
       1,359          BRE Properties, Inc (Class A) ...............      44,181
         300          Brookline Bancorp, Inc ......................       5,118
       1,242          Brown & Brown, Inc ..........................      38,999

         300          BSB Bancorp, Inc ............................       8,955
         600          Burnham Pacific Properties, Inc .............       1,014
       1,099          Camden Property Trust .......................      42,993
         500          Capital Automotive Reit .....................      11,500
         200          Capital City Bank Group, Inc ................       5,400
       6,475          Capital One Financial Corp ..................     413,429
         795          Capitol Federal Financial ...................      18,039
         200          Capstead Mortgage Corp ......................       3,870
       1,701          CarrAmerica Realty Corp .....................      53,428
         591          Cash America International, Inc .............       5,201
       2,784        * Catellus Development Corp ...................      54,761
         200          Cathay Bancorp, Inc .........................      14,420
         661          CBL & Associates Properties, Inc ............      23,366
         267          CCBT Financial Cos, Inc .....................       7,156
         306        * CCC Information Services Group, Inc .........       2,785
         608          Centennial Bancorp ..........................       4,852
         661          Centerpoint Properties Corp .................      35,727
         250        * Central Coast Bancorp .......................       4,948
         300          CFS Bancorp, Inc ............................       4,095
      32,043          Charles Schwab Corp .........................     419,443
       1,272          Charter Municipal Mortgage Acceptance Co ....      20,072
       6,650          Charter One Financial, Inc ..................     207,613
         575          Chateau Communities, Inc ....................      16,520
         433          Chelsea Property Group, Inc .................      23,399
         672          Chemical Financial Corp .....................      20,140
         837          Chittenden Corp .............................      24,399
       1,900        * Choicepoint, Inc ............................     109,440
       5,104          Chubb Corp ..................................     373,102
       4,000          Cincinnati Financial Corp ...................     174,640
     152,811          Citigroup, Inc ..............................   7,567,201
       1,345          Citizens Banking Corp .......................      43,672
         500        * Citizens, Inc ...............................       5,375
         300          City Bank ...................................       7,425
         460        * City Holding Co .............................       7,061
       1,100          City National Corp ..........................      57,871
         300        * Clark/Bardes, Inc ...........................       8,640
         844        * CNA Financial Corp ..........................      25,067
         458          CNA Surety Corp .............................       6,893
         100          Coastal Bancorp, Inc ........................       3,460
         200          CoBiz, Inc ..................................       3,210
       3,448          Colonial Bancgroup, Inc .....................      51,444
         440          Colonial Properties Trust ...................      15,158
         400        * Columbia Banking System, Inc ................       5,320
       3,013       b* Comdisco, Inc ...............................         994

                       SEE NOTES TO FINANCIAL STATEMENTS

42  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 FINANCIAL SERVICES--(CONTINUED)
       5,305          Comerica, Inc ............................... $   331,934
       1,700          Commerce Bancorp, Inc .......................      76,330
       1,972          Commerce Bancshares, Inc ....................      87,202
         700          Commerce Group, Inc .........................      27,090
       1,400          Commercial Federal Corp .....................      37,660
       1,006          Commercial Net Lease Realty, Inc ............      14,044
         242          Commonwealth Bancorp, Inc ...................       6,004
         300          Community Bank System, Inc ..................       9,045
         200          Community Banks, Inc ........................       5,526
       1,068          Community First Bankshares, Inc .............      27,618
         310          Community Trust Bancorp, Inc ................       7,945
       3,807          Compass Bancshares, Inc .....................     117,522
         300        * CompuCredit Corp ............................       1,716
         288          Connecticut Bancshares, Inc .................       7,917
       8,478        * Conseco, Inc ................................      30,690
       1,400          Cornerstone Realty Income Trust, Inc ........      15,610
         300          Corporate Office Properties Trust ...........       3,930
         672        * Corrections Corp Of America .................       8,736
         300          Corus Bankshares, Inc .......................      14,259
       3,605          Countrywide Credit Industries, Inc ..........     161,324
       1,111          Cousins Properties, Inc .....................      28,942
         200          CPB, Inc ....................................       6,870
         930          Crawford & Co (Class B) .....................      12,602
         400        * Credit Acceptance Corp ......................       4,320
       2,683          Crescent Real Estate Equities Co ............      52,050
         400        * Crestline Capital Corp ......................      13,456
         600          Crown American Realty Trust .................       5,844
         800        * CSK Auto Corp ...............................       7,560
       1,500          Cullen/Frost Bankers, Inc ...................      53,805
          30          Curtiss-Wright Corp (Class B) ...............       1,958
         745          CVB Financial Corp ..........................      15,019
         354          Delphi Financial Group, Inc (Class A) .......      13,880
       1,657          Developers Diversified Realty Corp ..........      34,797
         417          Dime Community Bancshares ...................      12,844
       1,062          Doral Financial Corp ........................      36,055
         556          Downey Financial Corp .......................      25,354
       3,847          Duke Realty Corp ............................     100,022
       8,751        * E*trade Group, Inc ..........................      82,434
         679          East West Bancorp, Inc ......................      19,888
         500          Eastgroup Properties, Inc ...................      12,880
       1,700          Eaton Vance Corp ............................      67,915
         451        * Electro Rent Corp ...........................       6,188
         452          Entertainment Properties Trust ..............      10,215
      12,357          Equity Office Properties Trust ..............     370,586
         100          Equity One, Inc .............................       1,345
       8,004          Equity Residential Properties Trust .........     230,035
         573          Erie Indemnity Co (Class A) .................      23,310
         429          Essex Property Trust, Inc ...................      22,385
         300          F & M Bancorp ...............................       8,097
      29,788          Fannie Mae ..................................   2,379,465
         200          Farmers Capital Bank Corp ...................       7,050
         379          FBL Financial Group, Inc (Class A) ..........       7,106
         263        * Federal Agricultural Mortgage Corp (Class C)       11,704
       1,100          Federal Realty Investment Trust .............      28,237
       2,304          Federated Investors, Inc (Class B) ..........      74,534
         878          FelCor Lodging Trust, Inc ...................      18,658
         423          Fidelity Bankshares, Inc ....................       7,614
       2,487          Fidelity National Financial, Inc ............      65,582
      14,759          Fifth Third Bancorp .........................     995,937
         300          Financial Federal Corp ......................       9,843
         200          Financial Institutions, Inc .................       5,822
       1,999          First American Corp .........................      42,539
         665          First Bancorp (Puerto Rico) .................      19,219
         200          First Bancorp North Carolina ................       4,564
         300          First Busey Corp ............................       6,420
         956          First Charter Corp ..........................      17,849
         147          First Citizens Bancshares, Inc (Class A) ....      15,135
       1,708          First Commonwealth Financial Corp ...........      22,614
         279          First Community Bancshares ..................       8,470
         200          First Essex Bancorp, Inc ....................       6,088
         500          First Federal Capital Corp ..................       9,425
       1,038          First Financial Bancorp .....................      16,317
         325          First Financial Bankshares, Inc .............      10,793
         200          First Financial Corp (Indiana) ..............       8,717
         447          First Financial Holdings, Inc ...............      12,105
         375          First Indiana Corp ..........................       7,294
         305          First Merchants Corp ........................       7,994
       1,425          First Midwest Bancorp, Inc ..................      41,382
         300          First Niagara Financial Group, Inc ..........       5,232
         400          First Place Financial Corp ..................       6,740
         283        * First Republic Bank .........................       8,037
         742          First Sentinel Bancorp, Inc .................       9,691
       3,765          First Tennessee National Corp ...............     131,963
       1,478          First Virginia Banks, Inc ...................      79,265
         500          Firstfed Financial Corp .....................      13,075
       2,290          FirstMerit Corp .............................      65,929
          46        * Five Star Quality Care, Inc .................         337
         200          Flagstar Bancorp, Inc .......................       4,656

      31,057          FleetBoston Financial Corp ..................   1,086,995
         550          Flushing Financial Corp .....................       9,251
       1,252          FNB Corp ....................................      36,684
       5,063          Franklin Resources, Inc .....................     212,241
      20,689          Freddie Mac .................................   1,311,062
       1,608          Fremont General Corp ........................       9,809
         583        * Friedman, Billings, Ramsey Group, Inc .......       4,081
         452          Frontier Financial Corp .....................      12,023
       2,495          Fulton Financial Corp .......................      62,475
         200        * Gabelli Asset Management, Inc (Class A) .....       7,940
         700          Gables Residential Trust ....................      21,735
       2,464          Gallagher (Arthur J.) & Co ..................      80,745
       2,112          Gartner, Inc (Class A) ......................      27,245
         104        * Gartner, Inc (Class B) ......................       1,352
         200          GBC Bancorp .................................       6,690
       1,784          General Growth Properties, Inc ..............      78,853
         205          German American Bancorp .....................       3,434
         406          Glacier Bancorp, Inc ........................       9,200
         553          Glenborough Realty Trust, Inc ...............      11,890
         683          Glimcher Realty Trust .......................      12,670
         800          Gold Banc Corp, Inc .........................       7,200
       2,142          Golden State Bancorp, Inc ...................      63,596
       3,796          Golden West Financial Corp ..................     241,046
       6,360          Goldman Sachs Group, Inc ....................     573,990
         200          Great American Financial Resources, Inc .....       3,610
         300          Great Lakes Reit, Inc .......................       5,082
         200          Great Southern Bancorp, Inc .................       6,380
       1,496          Greater Bay Bancorp .........................      51,044
       2,572          Greenpoint Financial Corp ...................     112,396
         200          Hancock Holding Co ..........................      10,740
         600          Harbor Florida Bancshares, Inc ..............      11,508
         922          Harleysville Group, Inc .....................      24,359
         500          Harleysville National Corp ..................      11,645
       7,068          Hartford Financial Services Group, Inc ......     481,472
       1,500          HCC Insurance Holdings, Inc .................      41,925
       1,600          Health Care Property Investors, Inc .........      64,880
       1,001          Health Care Reit, Inc .......................      27,948
       1,200          Healthcare Realty Trust, Inc ................      36,432
       4,775          Hibernia Corp (Class A) .....................      91,203
       1,621          Highwoods Properties, Inc ...................      45,534
         794          Hilb, Rogal & Hamilton Co ...................      24,773

                       SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  43

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 FINANCIAL SERVICES--(CONTINUED)
         565          Home Properties Of New York, Inc ............ $    19,464
       1,600          Hooper Holmes, Inc ..........................      16,784
       1,246          Horace Mann Educators Corp ..................      28,047
       1,800          Hospitality Properties Trust ................      61,794
       6,813        * Host Marriott Corp ..........................      81,415
      13,654          Household International, Inc ................     775,547
       3,868          HRPT Properties Trust .......................      34,812
       1,200          Hudson City Bancorp, Inc ....................      38,952
         457          Hudson River Bancorp, Inc ...................      11,027
       1,326          Hudson United Bancorp .......................      42,180
       7,403          Huntington Bancshares, Inc ..................     145,839
         200          IBERIABANK Corp .............................       6,934
       1,739          Independence Community Bank Corp ............      48,918
         400          Independent Bank Corp (Massachusetts) .......      10,352
         294          Independent Bank Corp (Michigan) ............       8,455
       1,781        * IndyMac Bancorp, Inc ........................      43,991
         603          Innkeepers U.S.A. Trust .....................       6,844
         564        * Insignia Financial Group, Inc ...............       6,458
         952        * Instinet Group, Inc .........................       6,198
         300        * Insurance Auto Auctions, Inc ................       5,022
         463          Integra Bank Corp ...........................       9,029
         518          International Bancshares Corp ...............      22,859
       1,464        * Investment Technology Group, Inc ............      77,211
       1,050          Investors Financial Services Corp ...........      79,853
         600          Investors Real Estate Trust .................       6,000
         916          IRT Property Co .............................      10,580
         300          Irwin Financial Corp ........................       5,613
       2,608          iStar Financial, Inc ........................      75,371
         687          ITT Educational Services, Inc ...............      30,915
         900          JDN Realty Corp .............................      11,502
         676          Jefferies Group, Inc ........................      32,583
       4,512          Jefferson-Pilot Corp ........................     225,961
       8,826          John Hancock Financial Services, Inc ........     337,065
         278          John Nuveen Co (Class A) ....................      15,332
         900        * Jones Lang Lasalle, Inc .....................      19,935
      59,094          JP Morgan Chase & Co ........................   2,106,701
         300          JP Realty, Inc ..............................       8,025
         148          Kansas City Life Insurance Co ...............       5,742
      12,545          Keycorp .....................................     334,324
         200          Keystone Property Trust .....................       2,820
         700          Kilroy Realty Corp ..........................      19,747
       2,453          Kimco Realty Corp ...........................      80,213
       2,450        * Knight Trading Group, Inc ...................      17,493
         800          Koger Equity, Inc ...........................      14,296
         547          Kramont Realty Trust ........................       7,412
       3,845        * La Quinta Corp ..............................      27,492
       1,300        * LaBranche & Co, Inc .........................      40,365
         305          Lakeland Bancorp, Inc .......................       5,386
         500          Landamerica Financial Group, Inc ............      17,315
       1,905          Legg Mason, Inc .............................     101,117
       7,060          Lehman Brothers Holdings, Inc ...............     456,358
       1,100          Leucadia National Corp ......................      39,325
         600          Lexington Corporate Properties Trust ........       9,588
         534          Liberty Corp ................................      21,264
       5,680          Lincoln National Corp .......................     288,146
         589          LNR Property Corp ...........................      20,656
         549        * Local Financial Corp ........................       8,641
       2,459          M & T Bank Corp .............................     197,630
         900          Macerich Co .................................      27,135
       1,308          Mack-Cali Realty Corp .......................      45,361
         551          MAF Bancorp, Inc ............................      19,423
         200          Main Street Banks, Inc ......................       3,750
         400          Manufactured Home Communities, Inc ..........      13,200
         255        * Markel Corp .................................      51,895
       8,156          Marsh & McLennan Cos, Inc ...................     919,507
       3,193          Marshall & Ilsley Corp ......................     198,732
         400          MB Financial, Inc ...........................      11,980
       4,385          MBIA, Inc ...................................     239,816
      21,284          MBNA Corp ...................................     820,924
         340          Medallion Financial Corp ....................       2,642
         200          Medford Bancorp, Inc ........................       5,048
      13,860          Mellon Financial Corp .......................     534,857
       2,047          Mercantile Bankshares Corp ..................      88,553
         800          Mercury General Corp ........................      37,200
       1,100          Meristar Hospitality Corp ...................      20,075
         100          Meritage Corp ...............................       6,390
      24,991          Merrill Lynch & Co, Inc .....................   1,384,002
       8,769          Metlife, Inc ................................     276,224
         964          Metris Cos, Inc .............................      19,280
       2,843          MGIC Investment Corp ........................     194,546
         200          Microfinancial, Inc .........................       1,710
         400          Mid Atlantic Realty Trust ...................       6,120
         400          Mid-America Apartment Communities, Inc ......      10,460
         100          Midland Co ..................................       4,260
         680          Mid-State Bancshares ........................      12,029
         200          Midwest Banc Holdings, Inc ..................       4,430
         553          Mills Corp ..................................      15,462
         400          Mission West Properties, Inc ................       5,240

         145          Mississippi Valley Bancshares, Inc ..........       5,829
       1,469          MONY Group, Inc .............................      59,230
      32,720          Morgan Stanley Dean Witter & Co .............   1,875,183
      18,033          National City Corp ..........................     554,695
       6,059          National Commerce Financial Corp ............     168,440
         586          National Health Investors, Inc ..............       8,556
         472          National Penn Bancshares, Inc ...............      11,597
         100        * National Western Life Insurance Co (Class A)       11,425
         700          Nationwide Financial Services, Inc (Class A)       29,960
       1,364          Nationwide Health Properties, Inc ...........      27,485
         100          NBC Capital Corp ............................       2,996
         664          NBT Bancorp, Inc ............................       9,787
         685        * NetBank, Inc ................................      11,577
       1,650          Neuberger Berman, Inc .......................      77,303
         300          New Century Financial Corp ..................       6,810
       2,716          New Plan Excel Realty Trust .................      54,456
       2,358          New York Community Bancorp, Inc .............      65,199
         500        * NextCard, Inc ...............................          25
       4,724          North Fork Bancorporation, Inc ..............     167,985
       5,918          Northern Trust Corp .........................     355,731
         300          Northwest Bancorp, Inc ......................       3,555
         100        * NYMAGIC, Inc ................................       1,899
         246          OceanFirst Financial Corp ...................       7,350
       1,000        * Ocwen Financial Corp ........................       6,590
       1,613        * Ohio Casualty Corp ..........................      30,550
       1,825          Old National Bancorp ........................      44,676
       3,550          Old Republic International Corp .............     113,494
         200          Old Second Bancorp, Inc .....................       8,036
         300          Omega Financial Corp ........................       9,762
         264          Oriental Financial Group, Inc ...............       5,597
         787          Pacific Capital Bancorp .....................      24,279
       2,187          Pacific Century Financial Corp ..............      56,993
         100        * Pacific Gulf Properties Liquid Trust ........         177
         456          Pacific Northwest Bancorp ...................      11,993
         736          Pan Pacific Retail Properties, Inc ..........      22,500
         300          Park National Corp ..........................      29,625
         200          Parkway Properties, Inc .....................       7,300
         200          Pennfed Financial Services, Inc .............       5,450
         400          Pennsylvania Real Estate Investment Trust ...      10,200
         700          People's Bank ...............................      17,255
         200          Peoples Holding Co ..........................       7,640

                       SEE NOTES TO FINANCIAL STATEMENTS

44  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 FINANCIAL SERVICES--(CONTINUED)
         347          PFF Bancorp, Inc ............................ $    10,826
         300        * Philadelphia Consolidated Holding Corp ......      11,940
         300        * Pico Holdings, Inc ..........................       4,470
         500          PMA Capital Corp (Class A) ..................      11,470
       1,308          PMI Group, Inc ..............................      99,094
       8,455          PNC Financial Services Group, Inc ...........     519,898
       3,987          Popular, Inc ................................     116,500
         100          Port Financial Corp .........................       3,154
       1,100          Post Properties, Inc ........................      36,960
       1,250          Prentiss Properties Trust ...................      36,900
         682          Presidential Life Corp ......................      15,516
         200        * Prime Group Realty Trust ....................       1,532
         613        * ProAssurance Corp ...........................      11,065
       1,856          Progressive Corp ............................     309,247
       3,677          Prologis Trust ..............................      85,858
         100          Prosperity Bancshares, Inc ..................       3,255
       1,885          Protective Life Corp ........................      58,774
         100          Provident Bancorp, Inc ......................       2,650
         804          Provident Bankshares Corp ...................      19,296
         900          Provident Financial Group, Inc ..............      25,920
       8,374        * Providian Financial Corp ....................      63,224
         300          PS Business Parks, Inc ......................      10,425
       2,676          Public Storage, Inc .........................      99,039
         100        * Quaker City Bancorp, Inc ....................       3,168
         300          R & G Financial Corp (Class B) ..............       5,979
       2,455          Radian Group, Inc ...........................     120,491
       1,144          Raymond James Financial, Inc ................      39,159
         995          Realty Income Corp ..........................      33,034
       1,054          Reckson Associates Realty Corp ..............      25,992
         200          Redwood Trust, Inc ..........................       5,446
         700          Regency Centers Corp ........................      20,314
       6,784          Regions Financial Corp ......................     233,030
         568          Reinsurance Group Of America, Inc ...........      17,784
       1,374          Republic Bancorp, Inc .......................      19,236
         200          Republic Bancorp, Inc (Kentucky) (Class A) ..       2,110
         100        * Republic Bancshares, Inc ....................       1,712
         400          Resource America, Inc (Class A) .............       4,412
         800          RFS Hotel Investors, Inc ....................      11,760
         368          Riggs National Corp .........................       5,649
         152          RLI Corp ....................................       7,858
       2,646          Roslyn Bancorp, Inc .........................      54,772
       1,757          Rouse Co ....................................      54,432
         106          Royal Bancshares Of Pennsylvania (Class A) ..       2,120
         700          S & T Bancorp, Inc ..........................      17,815
         200          S.Y. Bancorp, Inc ...........................       7,280
       3,865          Safeco Corp .................................     123,835
         750          Sandy Spring Bancorp, Inc ...................      24,338
         200          Santander Bancorp ...........................       3,946
         300          Saul Centers, Inc ...........................       6,660
         243          Scpie Holdings, Inc .........................       4,126
         100          Seacoast Banking Corp .......................       4,730
         700          Seacoast Financial Services Corp ............      13,783
         200          Second Bancorp, Inc .........................       4,850
       2,217        * Security Capital Group, Inc (Class B) .......      56,467
       2,045          SEI Investments Co ..........................      87,546
         700          Selective Insurance Group, Inc ..............      18,690
         792          Senior Housing Properties Trust .............      11,405
       1,200        * Silicon Valley Bancshares ...................      36,300
         257          Simmons First National Corp (Class A) .......       8,365
       3,784          Simon Property Group, Inc ...................     123,472
       2,408          Sky Financial Group, Inc ....................      53,602
         800          SL Green Realty Corp ........................      26,880
       1,400        * SoundView Technology Group, Inc .............       3,164
       1,192          South Financial Group, Inc ..................      24,257
      10,202          SouthTrust Corp .............................     269,333
         800        * Southwest Bancorp Of Texas, Inc .............      26,672
       7,249          Sovereign Bancorp, Inc ......................     101,848
         400          Sovran Self Storage, Inc ....................      12,572
         200          St. Francis Capital Corp ....................       4,742
         800          St. Joe Co ..................................      24,000
       6,208          St. Paul Cos, Inc ...........................     284,637
         851          Stancorp Financial Group, Inc ...............      46,805
       5,878          Starwood Hotels & Resorts Worldwide, Inc ....     221,072
         300          State Auto Financial Corp ...................       4,365
       9,696          State Street Corp ...........................     536,964
       1,582          Staten Island Bancorp, Inc ..................      31,134
         268          Sterling Bancorp ............................       8,549
         988          Sterling Bancshares, Inc ....................      13,190
         288          Sterling Financial Corp (Pennsylvania) ......       6,814
         300        * Stewart Information Services Corp ...........       6,000
       6,559          Stilwell Financial, Inc .....................     160,630
         521          Storage U.S.A., Inc .........................      22,189
         131          Student Loan Corp ...........................      12,000
         292          Suffolk Bancorp .............................       8,337
         780          Summit Properties, Inc ......................      19,110
         462          Sun Communities, Inc ........................      18,157
       7,411          Suntrust Banks, Inc .........................     494,536
       1,132          Susquehanna Bancshares, Inc .................      27,711

         360          SWS Group, Inc ..............................       7,290
       7,336          Synovus Financial Corp ......................     223,601
         596        * Syntroleum Corp .............................       3,546
       3,168          T Rowe Price Group, Inc .....................     123,330
         800          Taubman Centers, Inc ........................      12,048
       2,297          TCF Financial Corp ..........................     120,845
         356          Texas Regional Bancshares, Inc (Class A) ....      15,543
       1,071          Thornburg Mortgage, Inc .....................      21,463
         151          Tompkins Trustco, Inc .......................       6,372
       3,771          Torchmark Corp ..............................     151,934
         455          Town & Country Trust ........................      10,060
         600        * Trammell Crow Co ............................       8,700
         696          Transatlantic Holdings, Inc .................      57,156
         154        * Triad Guaranty, Inc .........................       6,694
         105          Troy Financial Corp .........................       2,793
         558          Trust Co Of New Jersey ......................      13,197
       2,111          Trustco Bank Corp Ny ........................      27,253
       1,314          Trustmark Corp ..............................      33,192
      57,970          U.S. Bancorp ................................   1,308,383
         454          U.S. Restaurant Properties, Inc .............       6,243
         320          U.S.B. Holding Co, Inc ......................       5,434
         600          UCBH Holdings, Inc ..........................      21,588
       1,100        * UICI ........................................      20,845
         535          UMB Financial Corp ..........................      22,941
         400          Umpqua Holdings Corp ........................       5,984
       4,105          Union Planters Corp .........................     194,536
       1,600          UnionBanCal Corp ............................      70,432
       1,253          United Bankshares, Inc ......................      37,001
         926          United Community Financial Corp .............       6,852
       3,066          United Dominion Realty Trust, Inc ...........      48,565
         200          United Fire & Casualty Co ...................       6,590
         457          United National Bancorp .....................      10,602
       1,100        * United Rentals, Inc .........................      30,228
       2,197        * UnitedGlobalcom, Inc (Class A) ..............      11,886
       1,374          Unitrin, Inc ................................      55,235
       1,315        * Universal American Financial Corp ...........       9,047
         300          Universal Health Realty Income Trust ........       7,206
         665          Unizan Financial Corp .......................      12,608
       6,349          UnumProvident Corp ..........................     177,328
       4,670          USA Education, Inc ..........................     456,726
       2,305          Valley National Bancorp .....................      80,952

                       SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  45

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 FINANCIAL SERVICES--(CONTINUED)
         992          Vesta Insurance Group, Inc .................. $     5,952
       2,207          Vornado Realty Trust ........................      97,461
         800          W Holding Co, Inc ...........................      14,120
      40,416          Wachovia Corp ...............................   1,498,625
       2,110          Waddell & Reed Financial, Inc (Class A) .....      64,313
       1,857          Washington Federal, Inc .....................      44,457
      28,606          Washington Mutual, Inc ......................     947,717
       1,100          Washington Real Estate Investment Trust .....      31,625
         294          Washington Trust Bancorp, Inc ...............       5,709
         975          Waypoint Financial Corp .....................      16,127
       1,500          Webster Financial Corp ......................      56,145
         862          Weingarten Realty Investors .................      44,307
      50,336          Wells Fargo & Co ............................   2,486,598
         543          Wesbanco, Inc ...............................      12,978
          31          Wesco Financial Corp ........................       9,691
         460          West Coast Bancorp ..........................       6,948
       1,000          Westamerica Bancorp .........................      42,750
         339          Westcorp ....................................       7,407
         352        * WFS Financial, Inc ..........................       8,768
         781          Whitney Holding Corp ........................      38,941
         900          Wilmington Trust Corp .......................      60,579
         400          Winston Hotels, Inc .........................       3,760
         300          Wintrust Financial Corp .....................       6,891
         300        * World Acceptance Corp .......................       2,106
         200          WSFS Financial Corp .........................       3,624
       4,200        * Wyndham International, Inc (Class A) ........       3,780
         200          Zenith National Insurance Corp ..............       5,840
       2,706          Zions Bancorp ...............................     160,385
                                                                    -----------
                      TOTAL FINANCIAL SERVICES ....................  67,435,124
                                                                    -----------
 HEALTH CARE--14.92%
         200        * 3 Dimensional Pharmaceuticals, Inc ..........       1,366
         300        * aaiPharma, Inc ..............................      10,782
      46,215          Abbott Laboratories .........................   2,430,909
       2,268        * Abgenix, Inc ................................      42,843
         400        * Abiomed, Inc ................................       4,440
         804        * Accredo Health, Inc .........................      46,045
       1,000        * Aclara BioSciences, Inc .....................       3,340
         920        * Adolor Corp .................................      10,258
         200          Advanced Neuromodulation Systems, Inc .......       6,708
       2,100        * Advanced Tissue Sciences, Inc ...............       6,605
       2,734        * AdvancePCS ..................................      82,266
       4,236          Aetna, Inc ..................................     164,442
       1,124        * Affymetrix, Inc .............................      32,574
         500        * Aksys Ltd ...................................       4,390
         600        * Albany Molecular Research, Inc ..............      14,382
         500        * Alexion Pharmaceuticals, Inc ................      11,755
         200        * Align Technology, Inc .......................       1,060
       1,900        * Alkermes, Inc ...............................      49,514
       3,966          Allergan, Inc ...............................     256,402
         900        * Allscripts Healthcare Solutions, Inc ........       5,670
         900          Alpharma, Inc (Class A) .....................      12,870
         376        * American Healthways, Inc ....................      10,205
         919        * American Medical Systems Holdings, Inc ......      20,687
         777        * Ameripath, Inc ..............................      20,824
       3,010          AmerisourceBergen Corp ......................     205,583
      31,118          Amgen, Inc ..................................   1,857,122
         553        * Amsurg Corp .................................      15,047
       1,900        * Amylin Pharmaceuticals, Inc .................      19,019
       1,753        * Andrx Corp ..................................      66,509
         400        * Antigenics, Inc .............................       5,596
         400        * Aphton Corp .................................       4,724
       3,173        * Apogent Technologies, Inc ...................      78,310
       6,343          Applera Corp (Applied Biosystems Group) .....     141,766
       1,987        * Applera Corp (Celera Genomics Group) ........      40,833
         400        * Applied Molecular Evolution .................       3,440
       1,186        * Apria Healthcare Group, Inc .................      29,069
         517        * Arena Pharmaceuticals, Inc ..................       5,149
         800        * Ariad Pharmaceuticals, Inc ..................       4,256
         650        * Arqule, Inc .................................       8,210
         500        * Array Biopharma, Inc ........................       6,475
         341          Arrow International, Inc ....................      16,095
         600        * Arthrocare Corp .............................      10,806
         300        * Aspect Medical Systems, Inc .................       2,670
         618        * Atrix Laboratories, Inc .....................      14,072
         600        * ATS Medical, Inc ............................       1,200
       1,653        * AVANIR Pharmaceuticals (Class A) ............       4,728
       1,700        * Avant Immunotherapeutics, Inc ...............       2,941
         400        * AVI Biopharma, Inc ..........................       3,248
         600        * Avigen, Inc .................................       6,660
       1,383          Bard (C.R.), Inc ............................      81,666
         791        * Barr Laboratories, Inc ......................      52,064
       1,595          Bausch & Lomb, Inc ..........................      71,089
      17,495          Baxter International, Inc ...................   1,041,302
       1,700          Beckman Coulter, Inc ........................      86,819
       7,697          Becton Dickinson & Co .......................     290,331
       2,737        * Beverly Enterprises, Inc ....................      19,706

       4,415        * Biogen, Inc .................................     216,600
         800        * BioMarin Pharmaceutical, Inc ................       8,376
       7,962          Biomet, Inc .................................     215,452
         400        * Biopure Corp ................................       4,240
         500        * Bio-Rad Laboratories, Inc (Class A) .........      18,775
         400        * Biosite, Inc ................................       9,900
         100        * BioSphere Medical, Inc ......................         731
       1,690        * Bio-Technology General Corp .................       8,298
         200        * Bone Care International, Inc ................       2,748
         200        * Boron, Lepore & Associates, Inc .............       2,424
       9,404        * Boston Scientific Corp ......................     235,946
      57,508          Bristol-Myers Squibb Co .....................   2,328,499
         400        * Britesmile, Inc .............................       2,148
       1,260        * Bruker Daltonics, Inc .......................      12,071
         626        * Caliper Technologies Corp ...................       8,119
      13,351          Cardinal Health, Inc ........................     946,452
         800        * Cardiodynamics International Corp ...........       3,400
       6,715        * Caremark Rx, Inc ............................     130,943
       2,186        * Celgene Corp ................................      54,104
       1,000        * Cell Genesys, Inc ...........................      16,950
         772        * Cell Pathways, Inc ..........................       3,173
       1,000        * Cell Therapeutics, Inc ......................      24,830
       1,380        * Cephalon, Inc ...............................      86,940
         794        * Cerner Corp .................................      37,882
         381        * Cerus Corp ..................................      20,410
       1,200        * Charles River Laboratories International,
                        Inc .......................................      37,200
       2,595        * Chiron Corp .................................     119,085
       4,366          Cigna Corp ..................................     442,669
         414        * Cima Labs, Inc ..............................      11,033
         500        * Ciphergen Biosystems, Inc ...................       3,010
         200        * Closure Medical Corp ........................       3,936
         200        * Cobalt Corp .................................       1,790
         900        * Coherent, Inc ...............................      30,510
         782        * Columbia Laboratories, Inc ..................       3,871
       1,306        * Community Health Systems ....................      28,876
       1,900        * Computerized Thermal Imaging, Inc ...........       1,995
         300        * Conceptus, Inc ..............................       6,465
         682        * Conmed Corp .................................      17,050
         800        * Connetics Corp ..............................       7,760
         650          Cooper Cos, Inc .............................      30,810
       1,213        * Corixa Corp .................................       7,484
         200        * Corvel Corp .................................       5,968
       1,711        * Covance, Inc ................................      34,699

                       SEE NOTES TO FINANCIAL STATEMENTS

46  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 HEALTH CARE--(CONTINUED)
       1,812        * Coventry Health Care, Inc ................... $    47,112
         400        * Cryolife, Inc ...............................       8,360
         800        * Cubist Pharmaceuticals, Inc .................      14,784
       1,200        * CuraGen Corp ................................      19,272
         930        * Curis, Inc ..................................       1,981
         700        * CV Therapeutics, Inc ........................      25,340
         564        * Cyberonics, Inc .............................       9,018
       1,079        * Cygnus, Inc .................................       4,219
       2,300        * Cytogen Corp ................................       4,922
       3,400        * Cytyc Corp ..................................      91,528
         343          Datascope Corp ..............................      10,067
       2,469        * DaVita, Inc .................................      62,466
         840        * Decode Genetics, Inc ........................       4,780
         300        * Deltagen, Inc ...............................       2,022
         420        * Dendreon Corp ...............................       2,600
         800        * Dendrite International, Inc .................       8,560
       2,093          Dentsply International, Inc .................      77,567
         700          Diagnostic Products Corp ....................      30,240
         238        * Dianon Systems, Inc .........................      15,441
         400        * Digene Corp .................................      14,300
         697        * Diversa Corp ................................       8,852
         500        * Durect Corp .................................       3,895
         400        * Dusa Pharmaceuticals, Inc ...................       1,604
         300        * DVI, Inc ....................................       5,520
         551        * Dyax Corp ...................................       2,028
         100        * Dynacq International, Inc ...................       1,517
       1,300        * Eclipsys Corp ...............................      21,333
         400        * Eden Bioscience Corp ........................         960
       1,708        * Edwards Lifesciences Corp ...................      47,739
         400        * Emisphere Technologies, Inc .................       6,804
         543        * Endo Pharmaceuticals Holdings, Inc ..........       5,484
         400        * Endocare, Inc ...............................       7,884
         449        * Entremed, Inc ...............................       3,412
         630        * Enzo Biochem, Inc ...........................      12,764
       1,300        * Enzon, Inc ..................................      57,577
         600        * Esperion Therapeutics, Inc ..................       3,654
         100        * Exact Sciences Corp .........................         973
       1,166        * Exelixis, Inc ...............................      16,079
       2,416        * Express Scripts, Inc ........................     139,137
       2,583        * First Health Group Corp .....................      62,328
         300        * First Horizon Pharmaceutical ................       6,708
       1,643          Fisher Scientific International, Inc ........      46,168
       5,298        * Forest Laboratories, Inc ....................     432,847
         500        * Genaissance Pharmaceuticals .................       1,340
         700        * Gene Logic, Inc .............................      13,622
       1,200        * Genelabs Technologies .......................       2,112
         300        * Genencor International, Inc .................       3,405
       6,600        * Genentech, Inc ..............................     332,970
         600        * Genome Therapeutics Corp ....................       3,396
         200        * Genstar Therapeutics Corp ...................         200
         700        * Genta, Inc ..................................      11,739
       1,057        * Genzyme Corp (Biosurgery Division) ..........       7,198
       5,947        * Genzyme Corp (General Division) .............     259,705
         400        * Genzyme Corp (Molecular Oncology Division) ..       2,320
         600        * Geron Corp ..................................       4,566
       5,790        * Gilead Sciences, Inc ........................     208,382
       9,036        * Guidant Corp ................................     391,440
         666        * Guilford Pharmaceuticals, Inc ...............       4,742
         552        * Haemonetics Corp ............................      17,520
         200        * Harvard Bioscience, Inc .....................       1,758
      15,347          HCA, Inc ....................................     676,496
       7,108        * Health Management Associates, Inc (Class A) .     147,349
       2,736        * Health Net, Inc .............................      75,076
         200        * HealthExtras, Inc ...........................         544
      11,584        * Healthsouth Corp ............................     166,230
         487        * Hemispherx Biopharma, Inc ...................       1,948
       1,066        * Henry Schein, Inc ...........................      46,957
       1,372          Hillenbrand Industries, Inc .................      84,556
       3,813        * Human Genome Sciences, Inc ..................      83,085
       5,067        * Humana, Inc .................................      68,557
         400        * Hyseq, Inc ..................................       2,128
       2,481          ICN Pharmaceuticals, Inc ....................      78,772
       1,448        * Icos Corp ...................................      66,594
         217        * ICU Medical, Inc ............................       7,899
       3,356        * IDEC Pharmaceuticals Corp ...................     215,791
       1,000        * Idexx Laboratories, Inc .....................      26,840
         431        * IDX Systems Corp ............................       7,568
         400        * Igen International, Inc .....................      15,152
         900        * Ilex Oncology, Inc ..........................      15,534
         500        * Illumina, Inc ...............................       4,730
       1,061        * I-many, Inc .................................       5,263
       1,808        * ImClone Systems, Inc ........................      44,531
         900        * Immune Response Corp ........................         729
       9,507        * Immunex Corp ................................     287,682
       1,100        * Immunogen, Inc ..............................      12,177
       1,100        * Immunomedics, Inc ...........................      20,856
         445        * Impath, Inc .................................      18,263
         500        * Impax Laboratories, Inc .....................       3,470

       8,759          IMS Health, Inc .............................     196,640
         400        * Inamed Corp .................................      13,160
       1,900        * Incyte Genomics, Inc ........................      22,610
       1,298        * Inhale Therapeutic Systems, Inc .............      13,694
       1,000        * Inkine Pharmaceutical Co, Inc ...............       1,840
         958        * Insmed, Inc .................................       2,682
         500        * Inspire Pharmaceuticals, Inc ................       1,005
         300        * Integra LifeSciences Holding ................       8,439
         800        * Integrated Silicon Solution, Inc ............      10,288
         888        * InterMune, Inc ..............................      26,702
       1,081        * Interneuron Pharmaceuticals, Inc ............       9,459
         840        * Intuitive Surgical, Inc .....................       7,896
         585          Invacare Corp ...............................      21,996
       1,610        * Invitrogen Corp .............................      55,255
       1,210        * Isis Pharmaceuticals, Inc ...................      19,457
         500        * I-Stat Corp .................................       3,645
       4,588        * IVAX Corp ...................................      73,637
      91,165          Johnson & Johnson ...........................   5,921,167
         300        * Kendle International, Inc ...................       5,577
         300        * Keryx Biopharmaceuticals, Inc ...............       1,647
           3        * Kindred Healthcare, Inc .....................         122
       5,626        * King Pharmaceuticals, Inc ...................     196,966
         157        * KOS Pharmaceuticals, Inc ....................       4,371
         300        * Kosan Biosciences, Inc ......................       2,310
         676        * KV Pharmaceutical Co (Class B) ..............      22,105
         850        * La Jolla Pharmaceutical Co ..................       6,222
       1,474        * Laboratory Corp Of America Holdings .........     141,298
         262          Landauer, Inc ...............................       9,943
         400        * Large Scale Biology Corp ....................       1,316
         900        * Lexicon Genetics, Inc .......................       8,505
       1,200        * LifePoint Hospitals, Inc ....................      44,352
       1,226        * Ligand Pharmaceuticals, Inc (Class B) .......      24,177
      28,579          Lilly (Eli) & Co ............................   2,177,720
       2,770        * Lincare Holdings, Inc .......................      75,122
         500        * Luminex Corp ................................       6,280
         675        * Macrochem Corp ..............................       2,126
         682        * Magellan Health Services, Inc ...............       3,887
       3,058        * Manor Care, Inc .............................      71,251
         418        * Martek Biosciences Corp .....................      13,158
         700        * Matrix Pharmaceuticals, Inc .................       1,540
         600        * Maxim Pharmaceuticals, Inc ..................       3,192

                        SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  47

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 HEALTH CARE--(CONTINUED)
         340        * Maximus, Inc ................................ $    10,448
         828        * Maxygen, Inc ................................      10,367
       8,566          McKesson Corp ...............................     320,625
       2,100        * Medarex, Inc ................................      33,871
         200        * Med-Design Corp .............................       2,810
         754        * Medicines Co ................................      10,752
         900        * Medicis Pharmaceutical Corp (Class A) .......      49,950
       7,339        * Medimmune, Inc ..............................     288,643
         299        * MedQuist, Inc ...............................       8,970
      36,022          Medtronic, Inc ..............................   1,628,555
         574          Mentor Corp .................................      20,710
      67,562          Merck & Co, Inc .............................   3,890,220
         700        * MGI Pharma, Inc .............................       9,632
       1,476        * Mid Atlantic Medical Services, Inc ..........      42,066
       8,261        * Millennium Pharmaceuticals, Inc .............     184,303
       1,462        * Millipore Corp ..............................      64,679
         300        * Miravant Medical Technologies ...............         324
         400        * Molecular Devices Corp ......................       7,268
         954        * Mykrolis Corp ...............................      14,587
       3,763          Mylan Laboratories, Inc .....................     110,858
         700        * Myriad Genetics, Inc ........................      23,457
       1,100        * Nabi Biopharmaceuticals .....................       6,776
         400        * Nanogen, Inc ................................       1,680
         700        * Napro Biotherapeutics, Inc ..................       6,125
         200        * National Healthcare Corp ....................       3,290
         288        * Neopharm, Inc ...............................       6,189
         400        * Neose Technologies, Inc .....................      12,820
         800        * Neurocrine Biosciences, Inc .................      32,472
         342        * Neurogen Corp ...............................       4,364
         200        * North American Scientific ...................       2,588
         400        * Novavax, Inc ................................       4,576
         700        * Noven Pharmaceuticals, Inc ..................      14,518
         351        * Novoste Corp ................................       2,896
         800        * NPS Pharmaceuticals, Inc ....................      26,104
         533        * Ocular Sciences, Inc ........................      14,926
       2,450          Omnicare, Inc ...............................      63,431
         600        * On Assignment, Inc ..........................      10,740
         500        * Onyx Pharmaceuticals, Inc ...................       2,290
         200        * Option Care, Inc ............................       3,302
         701        * OraSure Technologies, Inc ...................       4,241
       1,500        * Orchid BioSciences, Inc .....................       3,885
         900        * Organogenesis, Inc ..........................       1,251
       1,145        * Orthodontic Centers Of America, Inc .........      31,613
       1,100        * OSI Pharmaceuticals, Inc ....................      43,065
       1,000          Owens & Minor, Inc ..........................      19,640
       2,592        * Oxford Health Plans, Inc ....................     108,320
         800        * Pacificare Health Systems, Inc ..............      13,960
         400        * Pain Therapeutics, Inc ......................       3,824
       3,354          Pall Corp ...................................      68,723
         600        * Paradigm Genetics, Inc ......................         972
         700        * Parexel International Corp ..................      11,228
       1,485        * Patterson Dental Co .........................      64,939
         227        * PDI, Inc ....................................       3,850
         657        * Pediatrix Medical Group, Inc ................      26,779
         866        * Per Se Technologies, Inc ....................      10,461
       3,100        * Peregrine Pharmaceuticals, Inc ..............       6,727
     186,732          Pfizer, Inc .................................   7,420,730
       1,132        * Pharmaceutical Product Development, Inc .....      39,450
         536        * Pharmaceutical Resources, Inc ...............      11,358
      38,284          Pharmacia Corp ..............................   1,725,843
         600        * Pharmacopeia, Inc ...........................       7,986
         454        * Pharmacyclics, Inc ..........................       3,541
       1,300        * Pharmos Corp ................................       2,184
         300        * PolyMedica Corp .............................       7,635
         500        * Possis Medical, Inc .........................       9,850
         400        * Pozen, Inc ..................................       2,312
       1,500        * Praecis Pharmaceuticals, Inc ................       7,800
         600        * Priority Healthcare Corp (Class B) ..........      15,606
         200        * Progenics Pharmaceuticals ...................       3,000
       2,568        * Protein Design Labs, Inc ....................      43,990
         914        * Province Healthcare Co ......................      29,038
       2,054        * PSS World Medical, Inc ......................      20,129
       2,141        * Quest Diagnostics, Inc ......................     177,382
       3,240        * Quintiles Transnational Corp ................      57,510
         400        * Regeneration Technologies ...................       2,900
         806        * Regeneron Pharmaceuticals, Inc ..............      20,142
         500        * RehabCare Group, Inc ........................      14,250
       1,460        * Renal Care Group, Inc .......................      47,888
         946        * Resmed, Inc .................................      37,963
         867        * Respironics, Inc ............................      28,091
         400        * Ribozyme Pharmaceuticals, Inc ...............       1,160
         800        * Rigel Pharmaceuticals, Inc ..................       2,840
         300        * Sangamo Biosciences, Inc ....................       2,772
         655        * Sangstat Medical Corp .......................      17,593
      43,526          Schering-Plough Corp ........................   1,362,364
       1,311        * Scios, Inc ..................................      37,927
         100        * Seattle Genetics, Inc .......................         525
         300        * Select Medical Corp .........................       4,803

       2,314        * Sepracor, Inc ...............................      44,892
         800        * Sequenom, Inc ...............................       5,520
         540        * Serologicals Corp ...........................       8,462
       8,675        * Service Corp International ..................      45,978
       1,617          SICOR, Inc ..................................      27,618
         700        * Sierra Health Services, Inc .................       9,156
         676        * Sola International, Inc .....................       9,951
         300        * SonoSite, Inc ...............................       5,820
         100        * Specialty Laboratories, Inc .................       2,389
         100        * SRI/Surgical Express, Inc ...................       1,526
       2,602          St. Jude Medical, Inc .......................     200,744
         448        * Stericycle, Inc .............................      28,027
       1,942        * Steris Corp .................................      40,510
       2,700        * Stewart Enterprises, Inc (Class A) ..........      16,122
       4,011          Stryker Corp ................................     241,984
         466        * Sunrise Assisted Living, Inc ................      12,703
         468        * Supergen, Inc ...............................       2,635
         400        * SurModics, Inc ..............................      17,440
       1,124        * Sybron Dental Specialties, Inc ..............      22,592
         600        * Syncor International Corp ...................      16,350
         685        * Tanox, Inc ..................................       9,700
       1,100        * Targeted Genetics Corp ......................       2,299
       1,200        * Techne Corp .................................      33,084
         600        * Telik, Inc ..................................       7,272
       9,666          Tenet Healthcare Corp .......................     647,815
       1,200        * Texas Biotechnology Corp ....................       7,380
         800        * Theragenics Corp ............................       7,920
         200        * Third Wave Technologies, Inc ................         670
       1,046        * Thoratec Corp ...............................      11,454
         700        * Titan Pharmaceuticals, Inc ..................       4,907
         300        * Transgenomic, Inc ...........................       2,712
         871        * Transkaryotic Therapies, Inc ................      37,497
       2,144        * Triad Hospitals, Inc ........................      73,711
       1,300        * Triangle Pharmaceuticals, Inc ...............       6,630
       1,100        * Trigon Healthcare, Inc ......................      81,202
         600        * Trimeris, Inc ...............................      25,920
         600        * TriPath Imaging, Inc ........................       3,438
         600        * Tularik, Inc ................................       9,864
       2,700        * U.S. Oncology, Inc ..........................      23,787
         100        * U.S. Physical Therapy, Inc ..................       1,805
         400        * United Therapeutics Corp ....................       5,384

                       SEE NOTES TO FINANCIAL STATEMENTS

48  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 HEALTH CARE--(CONTINUED)
       9,235          UnitedHealth Group, Inc ..................... $   705,739
       1,373          Universal Health Services, Inc (Class B) ....      56,636
         300        * Urologix, Inc ...............................       5,451
         100        * V.I. Technologies, Inc ......................         519
       1,000        * Valentis, Inc ...............................       2,810
       2,022          Varian Medical Systems, Inc .................      82,700
         912        * Varian, Inc .................................      34,601
       1,600        * Vasomedical, Inc ............................       4,578
         200        * Vaxgen, Inc .................................       2,284
         295        * Ventana Medical Systems, Inc ................       5,974
       1,800          Ventas, Inc .................................      22,770
         433        * Ventiv Health, Inc ..........................         866
         400        * Versicor, Inc ...............................       7,232
       2,224        * Vertex Pharmaceuticals, Inc .................      61,961
         781        * Viasys Healthcare, Inc ......................      17,565
         558        * Vical, Inc ..................................       5,162
       1,000        * Vidamed, Inc ................................       7,880
         800        * Vion Pharmaceuticals, Inc ...................       3,280
         538        * Viropharma, Inc .............................       2,738
       1,403        * Visx, Inc ...................................      24,777
         200          Vital Signs, Inc ............................       7,376
       3,846        * Waters Corp .................................     107,573
       3,143        * Watson Pharmaceuticals, Inc .................      85,144
         200        * Watson Wyatt & Co Holdings ..................       5,470
       6,750        * WebMD Corp ..................................      51,840
       4,242        * Wellpoint Health Networks, Inc ..............     270,088
      39,176          Wyeth .......................................   2,571,904
         500          X-Rite, Inc .................................       4,000
       5,750        * Zimmer Holdings, Inc ........................     195,788
         300        * Zoll Medical Corp ...........................      11,520
                                                                    -----------
                      TOTAL HEALTH CARE ...........................  51,347,579
                                                                    -----------
 OTHER--2.04%
         200        * 4Kids Entertainment, Inc ....................       3,984
         558          ABM Industries, Inc .........................      20,479
         520        * Acacia Research Corp ........................       5,933
         200        * Actrade Financial Technologies Ltd ..........       3,068
       1,145          Acuity Brands, Inc ..........................      18,927
         600        * Administaff, Inc ............................      16,578
         549          Advo, Inc ...................................      23,190
       1,200          Alexander & Baldwin, Inc ....................      33,132
         200        * Ambassadors Group, Inc ......................       2,754
         200          Ambassadors International, Inc ..............       1,710
         700          Banta Corp ..................................      24,997
         400        * Bell Microproducts, Inc .....................       4,160
         575          Brady Corp (Class A) ........................      20,873
         344        * Bright Horizons Family Solutions, Inc .......      10,138
       1,224        * Career Education Corp .......................      48,470
         300        * CDI Corp ....................................       6,885
      28,404          Cendant Corp ................................     545,357
         444          Central Parking Corp ........................      10,208
       2,254        * Century Business Services, Inc ..............       7,821
       3,408          Cintas Corp .................................     169,923
         261        * Corinthian Colleges, Inc ....................      13,194
       1,000        * Corporate Executive Board Co ................      37,511
         400        * CoStar Group, Inc ...........................       9,104
       1,515          Crane Co ....................................      41,420
         300          Curtiss-Wright Corp .........................      19,950
         462        * Daisytek International Corp .................       7,350
       1,715        * DeVry, Inc ..................................      51,673
       6,002          Dover Corp ..................................     246,082
       2,288        * Dun & Bradstreet Corp .......................      91,543
         700        * Edison Schools, Inc .........................       9,730
         668        * Education Management Corp ...................      28,170
         300          Esco Technologies, Inc ......................      11,652
       2,469        * Exult, Inc ..................................      26,937
         400          Fairchild Corp (Class A) ....................       1,008
         400        * First Consulting Group, Inc .................       3,988
       1,200          First Industrial Realty Trust, Inc ..........      41,100
         400        * Forrester Research, Inc .....................       7,640
       4,388          Fortune Brands, Inc .........................     216,636
         562        * Gentiva Health Services, Inc ................      13,915
       1,000        * Getty Images, Inc ...........................      29,960
         800        * Gtech Holdings Corp .........................      39,000
       5,402          H & R Block, Inc ............................     240,119
         800          Harland (John H.) Co ........................      23,256
         552        * Heidrick & Struggles International, Inc .....      11,482
       1,715          HON Industries, Inc .........................      48,723
      24,203          Honeywell International, Inc ................     926,249
         300        * Hotel Reservations Network, Inc (Class A) ...      17,679
         100        * ICT Group, Inc ..............................       2,445
         781        * InfoUSA, Inc ................................       5,959
         410        * Itron, Inc ..................................      12,198
       2,315          ITT Industries, Inc .........................     145,938
         463          Kelly Services, Inc (Class A) ...............      13,070
       1,100        * Korn/Ferry International ....................      10,945
       1,150        * Labor Ready, Inc ............................       8,970

       2,139          Liberty Property Trust ......................      68,983
       3,993          Loews Corp ..................................     233,910
         300        * Management Network Group, Inc ...............       1,647
       2,272          Manpower, Inc ...............................      88,335
         842          Matthews International Corp (Class A) .......      21,134
         200          Mcgrath Rentcorp ............................       6,150
         244        * Memberworks, Inc ............................       4,619
       2,085        * Metromedia International Group, Inc .........         646
       4,640          Moody's Corp ................................     190,704
       2,624        * MPS Group, Inc ..............................      22,960
         812        * MSC.Software Corp ...........................      18,676
         261          National Service Industries, Inc ............       2,725
       1,100        * Navigant Consulting Co ......................       7,128
         543        * NCO Group, Inc ..............................      15,074
         344          New England Business Services, Inc ..........       8,830
         200        * New Horizons Worldwide, Inc .................       2,398
         500          Offshore Logistics, Inc .....................      10,775
       1,304          Pentair, Inc ................................      58,641
       1,607          Pittston Brink's Group ......................      40,336
         469        * Prepaid Legal Services, Inc .................      13,395
         453        * ProQuest Co .................................      19,474
         900        * R.H. Donnelley Corp .........................      27,387
         700        * Rent-Way, Inc ...............................       5,915
         750        * Right Management Consultants ................      18,990
       4,548          Robert Half International, Inc ..............     134,257
         400          Rollins, Inc ................................       8,440
         462        * School Specialty, Inc .......................      12,345
       8,913          Servicemaster Co ............................     122,554
       1,496        * Spherion Corp ...............................      16,531
       1,123          SPX Corp ....................................     158,994
         444          Standard Register Co ........................      12,485
         341          Standex International Corp ..................       8,327
         200        * Startek, Inc ................................       4,630
         145          Strayer Education, Inc ......................       7,120
       3,729          Supervalu, Inc ..............................      96,208
         700        * Symyx Technologies, Inc .....................      14,455
      19,799          Sysco Corp ..................................     590,406
         368          Talx Corp ...................................       5,888
         200        * Tejon Ranch Co ..............................       6,260
       1,066          Teleflex, Inc ...............................      58,278
       1,000        * Teletech Holdings, Inc ......................      13,430
       4,300        * Terremark Worldwide, Inc ....................       1,935
       3,549          Textron, Inc ................................     181,354


                       SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  49

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 OTHER--(CONTINUED)
       2,394        * TMP Worldwide, Inc .......................... $    82,521
         600        * TradeStation Group, Inc .....................         660
         298        * Travelocity.Com, Inc ........................       8,335
       2,121        * U.S. Industries, Inc ........................       8,060
         200          Unifirst Corp ...............................       5,030
         300        * Uniroyal Technology Corp ....................         150
         900          United Stationers, Inc ......................      34,290
      14,107          United Technologies Corp ....................   1,046,739
       2,465          Viad Corp ...................................      69,020
         200        * Wackenhut Corp (Class A) ....................       6,620
         200        * Wackenhut Corrections Corp ..................       3,000
         900          Walter Industries, Inc ......................      11,853
                                                                    -----------
                      TOTAL OTHER .................................   7,012,190
                                                                    -----------
 PRODUCER DURABLES--5.38%
         946        * Active Power, Inc ...........................       4,967
       1,913        * AGCO Corp ...................................      43,655
       4,059        * Allied Waste Industries, Inc ................      52,767
         300          American States Water Co ....................      10,575
       2,310          American Water Works Co, Inc ................     101,178
         959          Ametek, Inc .................................      35,684
         500          Applied Industrial Technologies, Inc ........       9,625
         452        * Astec Industries, Inc .......................       7,942
         100        * August Technology Corp ......................       1,459
         685          Baldor Electric Co ..........................      15,481
         630        * Beacon Power Corp ...........................         321
         600          Briggs & Stratton Corp ......................      27,600
         640        * Brooks Automation, Inc ......................      29,082
         442          California Water Service Group ..............      11,315
       1,800        * Capstone Turbine Corp .......................       5,868
         500        * Casella Waste Systems, Inc (Class A) ........       5,960
         516        * Catalytica Energy Systems, Inc ..............       1,739
      10,204          Caterpillar, Inc ............................     580,097
         200          Circor International, Inc ...................       4,150
         672        * Coinstar, Inc ...............................      22,640
         245        * Consolidated Graphics, Inc ..................       4,876
       2,595          Cooper Industries, Inc ......................     108,860
       1,377       b* Covanta Energy Corp .........................         991
         986          Cummins, Inc ................................      46,569
         458        * Cuno, Inc ...................................      17,001
       2,840          Danaher Corp ................................     201,697
       7,101          Deere & Co ..................................     323,451
       1,350        * Dycom Industries, Inc .......................      20,183
       2,042          Eaton Corp ..................................     165,361
      12,491          Emerson Electric Co .........................     716,858
         104        * Emex Corp ...................................         336
       1,300          Federal Signal Corp .........................      30,836
         300        * Flow International Corp .....................       2,934
       1,300        * Flowserve Corp ..............................      41,613
       1,384        * FMC Technologies, Inc .......................      27,583
         266          Franklin Electric Co, Inc ...................      13,476
         900        * FuelCell Energy, Inc ........................      14,184
         400        * Gardner Denver, Inc .........................       9,800
       1,223          Gatx Corp ...................................      38,891
     295,248          General Electric Co .........................  11,057,038
         171        * Genesis Microchip, Inc ......................       4,446
         343        * Genlyte Group, Inc ..........................      12,883
         200        * Global Power Equipment Group, Inc ...........       2,494
         200          Gorman-Rupp Co ..............................       5,350
       2,166          Grainger (W.W.), Inc ........................     121,794
         493        * H Power Corp ................................       1,257
       1,144          Harsco Corp .................................      44,776
         680        * Headwaters, Inc .............................      10,404
       1,483          Hubbell, Inc (Class B) ......................      48,791
         900          Idex Corp ...................................      33,300
       6,954          Illinois Tool Works, Inc ....................     503,122
         512        * Imagistics International, Inc ...............       8,141
         200          Ingersoll-Rand Co (Class A) .................      10,004
         558        * Ionics, Inc .................................      17,889
       1,200          JLG Industries, Inc .........................      17,760
         387        * Kadant, Inc .................................       5,526
         800          Kaydon Corp .................................      21,600
         900          Kennametal, Inc .............................      36,387
         100          Lawson Products, Inc ........................       2,882
         900          Lincoln Electric Holdings, Inc ..............      25,713
         244          Lindsay Manufacturing Co ....................       5,941
         570        * Littelfuse, Inc .............................      14,119
         600        * Magna Entertainment Corp (Class A) ..........       4,860
         586        * Magnetek, Inc ...............................       6,856
         693          Manitowoc Co, Inc ...........................      27,374
         300          Maxwell Technologies, Inc ...................       2,790
         400        * Mechanical Technology, Inc ..................       1,388
         457          Milacron, Inc ...............................       6,668
         300          Mine Safety Appliances Co ...................      11,265
      11,684          Minnesota Mining & Manufacturing Co .........   1,343,777
         200          Nacco Industries, Inc (Class A) .............      13,258
         886        * National Instruments Corp ...................      37,053

       1,834          Navistar International Corp .................      81,246
       1,847        * Newpark Resources, Inc ......................      14,314
         300          NN, Inc .....................................       3,300
         700          Nordson Corp ................................      21,105
       1,893          Paccar, Inc .................................     138,587
       3,507          Parker Hannifin Corp ........................     174,999
         600        * Pemstar, Inc ................................       5,760
       1,672          Philadelphia Suburban Corp ..................      39,292
         500        * Photon Dynamics, Inc ........................      25,445
       7,251          Pitney Bowes, Inc ...........................     310,343
         300        * Plug Power, Inc .............................       3,111
       1,662        * Power-One, Inc ..............................      13,595
       1,150        * Quanta Services, Inc ........................      19,884
         541        * Rayovac Corp ................................       8,358
         600          Regal-Beloit Corp ...........................      15,330
       5,027        * Republic Services, Inc ......................      93,904
         100          Richardson Electronics Ltd ..................       1,214
         200          Robbins & Myers, Inc ........................       5,470
       4,752          Rockwell Automation, Inc ....................      95,325
       4,600          Rockwell Collins, Inc .......................     116,012
         500          ROHN Industries, Inc ........................         725
         900          Roper Industries, Inc .......................      44,766
         300          Sauer-Danfoss, Inc ..........................       3,093
         100          SJW Corp ....................................       8,120
         317        * SPS Technologies, Inc .......................      13,431
         700          Stewart & Stevenson Services, Inc ...........      13,545
         464          Tecumseh Products Co (Class A) ..............      24,731
         200          Tennant Co ..................................       8,384
       1,000          Terex Corp ..................................      22,600
       1,400        * Tetra Tech, Inc .............................      20,006
         393        * Tetra Technologies, Inc .....................      11,417
       1,707        * Thomas & Betts Corp .........................      36,120
       1,481          Timken Co ...................................      34,196
         401          Toro Co .....................................      23,900
         250        * TRC Cos, Inc ................................       6,138
         300        * Trikon Technologies, Inc ....................       4,404
       1,141          Trinity Industries, Inc .....................      27,738
       1,252        * Unova, Inc ..................................       9,966
         900        * Valence Technology, Inc .....................       2,745
         200          Valhi, Inc ..................................       2,250
         362          Valmont Industries, Inc .....................       6,480
         666          Wabtec Corp .................................       9,983
         800        * Waste Connections, Inc ......................      26,808

                       SEE NOTES TO FINANCIAL STATEMENTS

50 TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 PRODUCER DURABLES--(CONTINUED)
      18,628          Waste Management, Inc ....................... $   507,613
         460          Watts Industries, Inc (Class A) .............       7,728
      21,281        * Xerox Corp ..................................     228,771
                                                                    -----------
                      TOTAL PRODUCER DURABLES .....................  18,516,763
                                                                    -----------
 TECHNOLOGY--17.64%
      10,537        * 3Com Corp ...................................      64,381
         200        * 3D Systems Corp .............................       3,178
       1,000        * 3Do Co ......................................       1,020
         100       b* ACT Manufacturing, Inc ......................          21
         600        * Actel Corp ..................................      12,426
       5,502        * Acterna Corp ................................       8,253
       1,054        * Activision, Inc .............................      31,441
       1,200        * Actuate Corp ................................       8,664
       2,610        * Acxiom Corp .................................      44,735
       3,066        * Adaptec, Inc ................................      40,992
      23,660        * ADC Telecommunications, Inc .................      96,296
         300        * ADE Corp ....................................       4,581
       7,086          Adobe Systems, Inc ..........................     285,495
         571        * Adtran, Inc .................................      13,784
       1,744        * Advanced Digital Information Corp ...........      22,689
         545        * Advanced Energy Industries, Inc .............      19,598
       2,440        * Advanced Fibre Communications, Inc ..........      46,824
      10,060          Advanced Micro Devices, Inc .................     147,983
         888        * Advent Software, Inc ........................      52,534
       1,764        * Aeroflex, Inc ...............................      22,685
         600        * Aether Systems, Inc .........................       2,622
       2,700        * Affiliated Computer Services, Inc (Class A) .     151,551
      17,627        * Agere Systems, Inc (Class A) ................      68,569
         900        * Agile Software Corp .........................      10,890
      13,822        * Agilent Technologies, Inc ...................     483,217
       2,059        * Akamai Technologies, Inc ....................       8,238
         300        * Alliance Fiber Optic Product ................         297
         700        * Alliance Semiconductor Corp .................       8,064
         400        * Alloy, Inc ..................................       6,012
       1,300          Alpha Industries, Inc .......................      19,825
      10,767        * Altera Corp .................................     235,474
         600        * America Online Latin America, Inc (Class A) .       1,350
       1,251        * American Management Systems, Inc ............      23,370
       4,881        * American Power Conversion Corp ..............      72,141
         555        * American Superconductor Corp ................       4,190
       3,925        * Amkor Technology, Inc .......................      87,567
       1,316        * Amphenol Corp (Class A) .....................      61,589
         896        * Anadigics, Inc ..............................      11,057
      10,353        * Analog Devices, Inc .........................     466,299
         200          Analogic Corp ...............................       8,318
         600        * Anaren Microwave, Inc .......................       8,718
       2,494        * Andrew Corp .................................      41,725
         800        * Anixter International, Inc ..................      23,704
         200        * Ansoft Corp .................................       3,670
       1,100        * Answerthink, Inc ............................       7,161
         412        * Ansys, Inc ..................................      11,165
         700        * APAC Customer Services, Inc .................       2,240
      10,454        * Apple Computer, Inc .........................     247,446
         200        * Applied Innovation, Inc .....................         874
      24,386        * Applied Materials, Inc ......................   1,323,428
       8,450        * Applied Micro Circuits Corp .................      67,600
         811          Arbitron, Inc ...............................      27,412
       6,500        * Ariba, Inc ..................................      29,445
       1,400        * Arris Group, Inc ............................      13,020
       2,944          Arrow Electronics, Inc ......................      82,344
       1,500        * Art Technology Group, Inc ...................       3,090
       1,000        * Artesyn Technologies, Inc ...................       9,310
         400        * Artisan Components, Inc .....................       6,640
       7,765        * Ascential Software Corp .....................      29,895
         765        * Asiainfo Holdings, Inc ......................      10,067
       1,470        * Aspect Communications Corp ..................       5,748
         900        * Aspen Technology, Inc .......................      20,610
         394        * Astropower, Inc .............................      16,453
       1,000        * Asyst Technologies, Inc .....................      18,200
       1,595       b* At Home Corp (Series A) .....................          10
      12,036        * Atmel Corp ..................................     122,045
         773        * ATMI, Inc ...................................      24,311
         500        * Audiovox Corp (Class A) .....................       3,590
       1,255        * Auspex Systems, Inc .........................       1,569
       1,597          Autodesk, Inc ...............................      74,564
      18,444          Automatic Data Processing, Inc ..............   1,074,732
         900        * Avanex Corp .................................       3,609
       1,100        * Avant! Corp .................................      22,033
       8,626        * Avaya, Inc ..................................      63,660
       1,387        * Avici Systems, Inc ..........................       2,635
         700        * Avid Technology, Inc ........................       9,737
       3,474        * Avnet, Inc ..................................      94,006
       1,327        * Avocent Corp ................................      35,550
       1,500          AVX Corp ....................................      31,410
         658        * Aware, Inc ..................................       4,178
       2,911        * Axcelis Technologies, Inc ...................      41,627

         559        * AXT, Inc ....................................       5,981
         416        * Barra, Inc ..................................      25,197
       9,159        * BEA Systems, Inc ............................     125,570
         284          BEI Technologies, Inc .......................       5,353
         267          Bel Fuse, Inc (Class B) .....................       6,531
         700          Belden, Inc .................................      16,681
         558        * Benchmark Electronics, Inc ..................      15,624
       3,326        * Bisys Group, Inc ............................     117,242
         568        * Black Box Corp ..............................      27,503
         800        * Blue Martini Software, Inc ..................       1,136
         800          BMC Industries, Inc .........................       1,320
       6,834        * BMC Software, Inc ...........................     132,921
       1,500        * Borland Software Corp .......................      19,515
         400        * Boston Communications Group .................       3,444
         300        * Braun Consulting, Inc .......................       1,293
       1,591        * Brightpoint, Inc ............................       1,448
         565        * Brio Software, Inc ..........................       1,548
       5,693        * Broadcom Corp (Class A) .....................     204,379
       6,297        * BroadVision, Inc ............................      10,894
       6,480        * Brocade Communications Systems, Inc .........     174,960
         400        * Bsquare Corp ................................       1,464
         792          C&D Technologies, Inc .......................      16,648
       1,250        * Cable Design Technologies Corp ..............      16,688
         500        * Cacheflow, Inc ..............................         490
         600        * CACI International, Inc (Class A) ...........      21,066
       7,273        * Cadence Design Systems, Inc .................     164,443
         300        * Caminus Corp ................................       6,750
         500        * Carreker Corp ...............................       4,360
         300        * Carrier Access Corp .........................         900
         100        * Catapult Communications Corp ................       2,524
       1,089        * C-COR.net Corp ..............................      19,602
         300        * Celeritek, Inc ..............................       3,090
         765        * Centillium Communications, Inc ..............       9,257
         567        * Centra Software, Inc ........................       2,733
       3,755        * Ceridian Corp ...............................      82,798
       2,053        * Certegy, Inc ................................      81,504
       1,800        * Checkfree Corp ..............................      27,594
         800          Checkpoint Systems, Inc .....................      12,760
       1,055        * ChipPAC, Inc ................................      10,360
         800        * Chordiant Software, Inc .....................       5,816
       1,462        * Ciber, Inc ..................................      13,377
       9,784        * CIENA Corp ..................................      88,056
       2,035        * Cirrus Logic, Inc ...........................      38,400

                        SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  51

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 TECHNOLOGY--(CONTINUED)
     217,895        * Cisco Systems, Inc .......................... $ 3,688,962
       5,505        * Citrix Systems, Inc .........................      95,126
         500        * Click Commerce, Inc .........................         635
       8,490        * CMGI, Inc ...................................      11,462
       3,291        * CNET Networks, Inc ..........................      18,035
         957        * Cognex Corp .................................      27,810
         200        * Cognizant Technology Solutions Corp .........       8,420
         571          Cohu, Inc ...................................      16,268
       8,260        * Commerce One, Inc ...........................      12,886
       1,473        * Commscope, Inc ..............................      25,630
      50,693          Compaq Computer Corp ........................     529,742
      13,596          Computer Associates International, Inc ......     297,616
         884        * Computer Network Technology Corp ............      11,686
       4,842          Computer Sciences Corp ......................     245,732
       9,913        * Compuware Corp ..............................     127,977
         100          Compx International, Inc ....................       1,245
       5,574        * Comverse Technology, Inc ....................      70,623
         700        * Concord Camera Corp .........................       6,307
      15,092        * Concord EFS, Inc ............................     501,809
       1,786        * Concurrent Computer Corp ....................      14,842
         200          Conestoga Enterprises, Inc ..................       6,052
       7,588        * Conexant Systems, Inc .......................      91,435
         541        * Convera Corp ................................       1,899
       5,146        * Convergys Corp ..............................     152,167
         300        * CoorsTek, Inc ...............................      11,526
       1,600        * Copper Mountain Networks, Inc ...............       1,520
         600        * Corillian Corp ..............................       1,980
      28,049        * Corning, Inc ................................     213,733
       7,396        * Corvis Corp .................................       9,238
       2,400        * CoSine Communications, Inc ..................       2,760
         500        * Covansys Corp ...............................       3,750
       1,754        * Credence Systems Corp .......................      38,518
       2,100        * Cree, Inc ...................................      28,623
         500        * Crossroads Systems, Inc .....................       1,775
       1,372        * CSG Systems International, Inc ..............      39,061
         800          CTS Corp ....................................      13,000
         100          Cubic Corp ..................................       6,537
         900        * Cymer, Inc ..................................      44,694
       3,276        * Cypress Semiconductor Corp ..................      75,348
         407        * Daktronics, Inc. ............................       3,252
         457        * Datastream Systems, Inc .....................       4,113
       1,114        * DDI Corp ....................................       9,502
         800        * dELiA*s Corp (Class A) ......................       5,095
      67,030        * Dell Computer Corp ..........................   1,750,153
       1,963          Deluxe Corp .................................      90,808
         745        * DiamondCluster International, Inc (Class A) .       9,625
       2,154          Diebold, Inc ................................      87,754
         600        * Digex, Inc ..................................         744
         300        * Digimarc Corp ...............................       5,871
         800        * Digital Insight Corp ........................      22,040
         400        * Digital Lightwave, Inc ......................       2,492
         600        * Digitalthink, Inc ...........................       1,350
         200        * Digitas, Inc ................................       1,096
         700        * Ditech Communications Corp ..................       3,129
       8,100        * Divine, Inc (Class A) .......................       4,050
       2,344        * DMC Stratex Networks, Inc ...................      12,751
       1,087        * Docent, Inc .................................       1,924
       1,106        * Documentum, Inc .............................      28,148
       3,411        * DoubleClick, Inc ............................      40,898
         691        * DSP Group, Inc ..............................      14,145
       2,000        * DST Systems, Inc ............................      99,600
         138        * Dupont Photomasks, Inc ......................       7,176
         100        * Duraswitch Industries, Inc ..................         735
       1,750        * E.piphany, Inc ..............................      13,230
       2,185        * Earthlink, Inc ..............................      22,178
       4,306        * eBay, Inc ...................................     243,892
         667        * Echelon Corp ................................      12,006
         300          EDO Corp ....................................       8,103
       1,345        * eFunds Corp .................................      21,587
         700        * Elantec Semiconductor, Inc ..................      29,939
         794        * Electro Scientific Industries, Inc ..........      29,100
         571        * Electroglas, Inc ............................       9,650
       3,754        * Electronic Arts, Inc ........................     228,243
      14,086          Electronic Data Systems Corp ................     816,847
       1,576        * Electronics For Imaging, Inc ................      28,841
         300        * Embarcadero Technologies, Inc ...............       4,098
      65,783          EMC Corp ....................................     784,133
         600        * Emcore Corp .................................       5,766
       2,400        * Emulex Corp .................................      79,032
       1,200        * Engage, Inc .................................         300
       1,109        * Entegris, Inc ...............................      17,910
       5,715        * Enterasys Networks, Inc .....................      24,174
       1,357        * Entrust, Inc ................................       6,894
         550        * EPIQ Systems, Inc ...........................       8,762
       4,307          Equifax, Inc ................................     128,779
         400        * Espeed, Inc (Class A) .......................       4,232
         900        * ESS Technology, Inc .........................      18,666
         561        * Esterline Technologies Corp .................      11,444

       1,126        * Exar Corp ...................................      23,128
         200        * Excel Technology, Inc .......................       4,392
         900        * EXE Technologies, Inc .......................       1,935
         300        * Extensity, Inc ..............................         492
       3,092        * Extreme Networks, Inc .......................      32,157
         600        * F5 Networks, Inc ............................      13,944
         650          Fair, Isaac & Co, Inc .......................      41,204
       2,982        * Fairchild Semiconductor International, Inc
                        Class A) ..................................      85,285
       1,245        * FalconStor Software, Inc ....................       7,893
         500        * FEI Co ......................................      17,775
         900        * Fibercore, Inc ..............................       1,440
       1,000        * Filenet Corp ................................      17,090
       3,619        * Finisar Corp ................................      27,866
      11,378          First Data Corp .............................     992,731
       5,680        * Fiserv, Inc .................................     261,223
         400        * Flir Systems, Inc ...........................      19,100
       2,436        * Foundry Networks, Inc .......................      17,515
         896        * Freemarkets, Inc ............................      20,581
         789        * FSI International, Inc ......................       8,845
       5,439        * Gateway, Inc ................................      34,374
         900          General Cable Corp ..........................      12,852
       4,991        * Genuity, Inc (Class A) ......................       4,342
         600        * Genzyme Transgenics Corp ....................       1,980
         470        * Gerber Scientific, Inc ......................       3,455
         200        * Global Imaging Systems, Inc .................       3,680
       1,060          Global Payments, Inc ........................      38,849
       3,112        * Globespan Virata, Inc .......................      46,431
         728        * Griffon Corp ................................      12,194
         600        * Handspring, Inc .............................       2,796
       1,578        * Harmonic, Inc ...............................      18,305
       1,983          Harris Corp .................................      71,210
         700          Helix Technology Corp .......................      17,724
       1,896          Henry (Jack) & Associates, Inc ..............      42,053
      46,844          Hewlett-Packard Co ..........................     840,381
         200        * HI/FN, Inc ..................................       2,360
       1,000        * HNC Software, Inc ...........................      16,800
       2,300        * Homestore.Com, Inc ..........................       6,210
         689        * Hutchinson Technology, Inc ..................      14,862
       1,000        * Hyperion Solutions Corp .....................      27,010
       8,319        * i2 Technologies, Inc ........................      42,094
         900        * Ibasis, Inc .................................         765

                       SEE NOTES TO FINANCIAL STATEMENTS

52  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 TECHNOLOGY--(CONTINUED)
         900        * Identix, Inc ................................ $     7,983
         300        * Ii-Vi, Inc ..................................       4,545
       4,134          Ikon Office Solutions, Inc ..................      48,450
       1,000        * Imation Corp ................................      26,530
         800        * Indus International, Inc ....................       4,176
         300        * Inet Technologies, Inc ......................       2,832
       1,100        * InFocus Corp ................................      20,031
         340        * Infogrames, Inc .............................       2,105
       1,300        * Infonet Services Corp (Class B) .............       2,873
       1,822        * Informatica Corp ............................      13,191
         713        * Information Resources, Inc ..................       6,552
       7,058        * Infospace, Inc ..............................      10,728
       2,218        * Ingram Micro, Inc (Class A) .................      36,708
       3,655        * Inktomi Corp ................................      12,610
         200        * Inrange Technologies Corp (Class B) .........       1,616
         300        * Integral Systems, Inc .......................       6,075
         811        * Integrated Circuit Systems, Inc .............      16,544
       3,104        * Integrated Device Technology, Inc ...........     103,177
     199,378          Intel Corp ..................................   6,063,085
       1,400        * Intelidata Technologies Corp ................       2,114
         200        * Interactive Intelligence, Inc ...............       1,096
         400        * Intercept, Inc ..............................      14,500
       1,574        * Interdigital Communications Corp ............      15,095
       1,400        * Intergraph Corp .............................      24,654
       1,500        * Interland, Inc ..............................       3,840
         406        * Intermagnetics General Corp .................      11,064
       4,300        * Internap Network Services Corp ..............       3,311
      51,187          International Business Machines Corp ........   5,323,448
       1,879        * International Rectifier Corp ................      85,325
       5,420        * Internet Capital Group, Inc .................       3,469
       1,155        * Internet Security Systems, Inc ..............      26,392
       3,103        * Intersil Corp (Class A) .....................      87,970
         474          Inter-Tel, Inc ..............................       8,755
       2,200        * Intertrust Technologies Corp ................       2,772
         800        * InterVoice-Brite, Inc .......................       5,120
       2,500        * Interwoven, Inc .............................      12,500
         300        * Intrado, Inc ................................       6,537
       5,258        * Intuit, Inc .................................     201,697
       1,533        * Iomega Corp .................................      13,582
       1,600        * Iron Mountain, Inc ..........................      50,752
         700        * ITXC Corp ...................................       4,235
       1,230        * Ixia ........................................      10,455
         300        * IXYS Corp ...................................       3,507
       3,186        * J.D. Edwards & Co ...........................      57,475
       4,569        * Jabil Circuit, Inc ..........................     107,509
         600        * JDA Software Group, Inc .....................      19,128
      35,792        * JDS Uniphase Corp ...........................     210,815
         600        * JNI Corp ....................................       4,272
       7,475        * Juniper Networks, Inc .......................      94,335
         464        * Kana Software, Inc ..........................       8,352
       1,502          Keane, Inc ..................................      25,609
         200          Keithley Instruments, Inc ...................       4,394
       2,500        * Kemet Corp ..................................      48,425
         700        * Keynote Systems, Inc ........................       6,783
         635        * Kforce, Inc .................................       3,270
       5,617        * KLA-Tencor Corp .............................     373,531
       1,800        * Kopin Corp ..................................      16,398
       3,286        * KPMG Consulting, Inc ........................      66,377
         613        * Kronos, Inc .................................      28,799
       1,400        * Kulicke & Soffa Industries, Inc .............      29,134
       3,723        * Lam Research Corp ...........................     109,158
         600        * Lantronix, Inc ..............................       1,554
       2,626        * Lattice Semiconductor Corp ..................      46,034
         300        * Learning Tree International, Inc ............       7,260
         200        * Lecroy Corp .................................       3,528
       2,570        * Legato Systems, Inc .........................      23,156
         900        * Lexar Media, Inc ............................       2,430
         500        * Lexent, Inc .................................       1,600
       3,910        * Lexmark International, Inc ..................     223,574
       3,022        * Liberate Technologies .......................      17,981
         659        * Lightbridge, Inc ............................       7,664
         500        * Lightpath Technologies, Inc (Class A) .......         775
       9,396          Linear Technology Corp ......................     415,491
         700        * Loudcloud, Inc ..............................       1,603
      10,282        * LSI Logic Corp ..............................     174,794
       1,453        * LTX Corp ....................................      39,507
     101,696        * Lucent Technologies, Inc ....................     481,022
       1,773        * Macromedia, Inc .............................      36,205
       1,196        * Macrovision Corp ............................      31,873
         900        * Mail-Well, Inc ..............................       5,652
         474        * Manhattan Associates, Inc ...................      18,059
         400        * Manufacturers Services Ltd ..................       2,104
       1,546        * Manugistics Group, Inc ......................      33,208
         400        * Mapinfo Corp ................................       4,000
         600        * Mastec, Inc .................................       4,830
         889        * Matrixone, Inc ..............................       7,930
       9,134        * Maxim Integrated Products, Inc ..............     508,855
       5,403        * Maxtor Corp .................................      37,551

         200        * Mcafee.Com Corp .............................       3,294
       1,050        * McData Corp (Class A) .......................      12,464
         600        * MCSi, Inc ...................................       7,146
         200        * Measurement Specialties, Inc ................       1,390
       1,200        * MEMC Electronic Materials, Inc ..............       7,080
       1,930        * Mentor Graphics Corp ........................      40,800
         546        * Mercury Computer Systems, Inc ...............      17,450
       2,181        * Mercury Interactive Corp ....................      82,115
         401        * Merix Corp ..................................       7,495
         700        * MetaSolv, Inc ...............................       5,271
       1,200        * Metawave Communications Corp ................         600
       1,000          Methode Electronics, Inc (Class A) ..........      12,450
         945        * Mettler-Toledo International, Inc ...........      42,771
       2,000        * Micrel, Inc .................................      50,440
         300        * Micro General Corp ..........................       4,146
       3,964        * Microchip Technology, Inc ...................     165,814
       2,250        * Micromuse, Inc ..............................      19,710
      16,145          Micron Technology, Inc ......................     531,171
         800          Microsemi Corp ..............................      13,056
     130,662        * Microsoft Corp ..............................   7,880,225
         900        * MicroStrategy, Inc ..........................       2,745
         879        * Microtune, Inc ..............................      12,631
         300        * Microvision, Inc ............................       3,426
       1,042        * MIPS Technologies, Inc (Class A) ............       7,669
          91        * MIPS Technologies, Inc (Class B) ............         610
         576        * MKS Instruments, Inc ........................      19,722
         100        * Moldflow Corp ...............................       1,350
       4,165          Molex, Inc ..................................     144,401
      66,183          Motorola, Inc ...............................     939,799
         447        * MRO Software, Inc ...........................       5,561
       2,400        * MRV Communications, Inc .....................       6,768
         562          MTS Systems Corp ............................       6,154
         748        * Multex.Com, Inc .............................       3,388
         200        * Nanometrics, Inc ............................       3,688
         200        * National Processing, Inc ....................       5,716
       5,315        * National Semiconductor Corp .................     179,062
         400        * Navigant International, Inc .................       5,800
       2,743        * NCR Corp ....................................     122,749
       1,000          NDCHealth Corp ..............................      36,390
         500        * Net2Phone, Inc ..............................       2,540
         712        * Netegrity, Inc ..............................      10,530

                       SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  53

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 TECHNOLOGY--(CONTINUED)
       1,214        * NETIQ Corp .................................. $    26,477
       1,100        * Netro Corp ..................................       3,080
         500        * Netscout Systems, Inc .......................       3,580
       8,657        * Network Appliance, Inc ......................     176,430
       4,199        * Network Associates, Inc .....................     101,616
       1,512        * New Focus, Inc ..............................       4,521
       1,000        * Newport Corp ................................      23,900
         600        * Next Level Communications, Inc ..............         864
       1,000        * NMS Communications Corp .....................       4,260
         300        * Northfield Laboratories, Inc ................       2,112
         400        * Novadigm, Inc ...............................       3,104
         700        * Novatel Wireless, Inc .......................         462
      10,649        * Novell, Inc .................................      41,425
       4,071        * Novellus Systems, Inc .......................     220,404
         400        * Nu Horizons Electronics Corp ................       3,940
         766        * Nuance Communications, Inc ..................       5,232
         495        * Numerical Technologies, Inc .................       6,687
       3,060        * Nvidia Corp .................................     135,742
         700        * NYFIX, Inc ..................................      10,472
       1,500        * Oak Technology, Inc .........................      22,320
         900        * ON Semiconductor Corp .......................       3,780
       2,885        * ONI Systems Corp ............................      17,800
       1,148        * Onyx Software Corp ..........................       5,729
       5,031        * Openwave Systems, Inc .......................      31,997
       3,410        * Oplink Communications, Inc ..................       5,286
         200        * Opnet Technologies, Inc .....................       1,906
         100        * Optical Communication Products, Inc .........         281
     122,179        * Oracle Corp .................................   1,563,891
         400        * OTG Software, Inc ...........................       3,452
         600        * Overture Services, Inc ......................      16,752
         600        * Packeteer, Inc ..............................       4,440
      16,734        * Palm, Inc ...................................      66,769
       7,777        * Parametric Technology Corp ..................      46,973
         500          Park Electrochemical Corp ...................      14,500
       1,049        * Paxar Corp ..................................      17,676
         900        * Paxson Communications Corp ..................       9,864
       9,500          Paychex, Inc ................................     377,150
         400        * PC-Tel, Inc .................................       3,460
         400        * PECO II, Inc ................................       1,992
         667        * Pegasus Solutions, Inc ......................      12,340
       7,761        * Peoplesoft, Inc .............................     283,509
       5,055        * Peregrine Systems, Inc ......................      48,124
         200        * Performance Technologies, Inc ...............       1,596
         600        * Pericom Semiconductor Corp ..................       8,484
       1,784        * Perot Systems Corp (Class A) ................      35,591
         700        * Phoenix Technologies Ltd ....................       9,555
         800        * Photronics, Inc .............................      26,984
         800          Pioneer-Standard Electronics, Inc ...........      11,320
         570        * Pixelworks, Inc .............................       7,342
         281        * Planar Systems, Inc .........................       7,376
         977        * Plantronics, Inc ............................      20,439
       1,226        * Plexus Corp .................................      28,934
         446        * PLX Technology, Inc .........................       5,441
       4,988        * PMC-Sierra, Inc .............................      81,205
       2,905        * Polycom, Inc ................................      71,463
         300        * Pomeroy Computer Resources, Inc .............       4,554
       2,854        * Portal Software, Inc ........................       5,451
         200        * Powell Industries, Inc ......................       4,442
         700        * Power Integrations, Inc .....................      13,335
       1,769        * Powerwave Technologies, Inc .................      22,767
         900        * PRG-Schultz International, Inc ..............      12,645
         671        * PRI Automation, Inc .........................      15,640
         537        * Probusiness Services, Inc ...................      11,583
         811        * Progress Software Corp ......................      14,712
         960        * Proton Energy Systems .......................       6,240
       3,174        * Proxim Corp (Class A) .......................       7,618
       1,100        * Pumatech, Inc ...............................       1,463
       2,814        * QLogic Corp .................................     139,349
         400        * QRS Corp ....................................       4,720
      22,800        * Qualcomm, Inc ...............................     858,192
       4,489        * Quantum Corp (DLT & Storage Group) ..........      35,732
         957        * Quest Software, Inc .........................      14,460
         200          Quixote Corp ................................       3,730
         400        * Radiant Systems, Inc ........................       3,620
         400        * Radisys Corp ................................       7,204
         700        * Rainbow Technologies, Inc ...................       7,042
       2,349        * Rambus, Inc .................................      18,299
       5,836        * Rational Software Corp ......................      92,384
       3,437        * Read-Rite Corp ..............................      10,552
       2,531        * RealNetworks, Inc ...........................      17,768
         719        * Red Hat, Inc ................................       4,105
       3,740        * Redback Networks, Inc .......................      12,716
         500        * Register.Com, Inc ...........................       4,490
         200        * Renaissance Learning, Inc ...................       6,540
         300        * Research Frontiers, Inc .....................       5,304
       1,391        * Retek, Inc ..................................      36,514
       1,518          Reynolds & Reynolds Co (Class A) ............      45,540
       3,970        * RF Micro Devices, Inc .......................      71,063

       3,428        * Riverstone Networks, Inc ....................      20,568
         500        * Rogers Corp .................................      16,605
         509        * Roxio, Inc ..................................      11,549
       1,500        * RSA Security, Inc ...........................      13,500
         300        * Rudolph Technologies, Inc ...................      12,948
       1,800        * S1 Corp .....................................      27,792
         758        * Saba Software, Inc ..........................       3,146
       3,390        * Safeguard Scientifics, Inc ..................      10,204
         345        * Sanchez Computer Associates, Inc ............       2,329
       1,975        * Sandisk Corp ................................      42,858
      15,200        * Sanmina-SCI Corp ............................     178,600
       2,300        * Sapient Corp ................................      10,925
         300        * Satcon Technology Corp ......................         975
         400        * SBS Technologies, Inc .......................       5,112
         244        * Scansource, Inc .............................      14,668
       4,664          Scientific-Atlanta, Inc .....................     107,738
         445        * SCM Microsystems, Inc .......................       5,202
         600        * Seachange International, Inc ................       9,114
         800        * Secure Computing Corp .......................      15,688
         884        * Seebeyond Technology Corp ...................       6,763
         500        * Selectica, Inc ..............................       1,930
         400        * Semitool, Inc ...............................       5,204
       1,900        * Semtech Corp ................................      69,350
         500        * Serena Software, Inc ........................       9,750
      11,180        * Siebel Systems, Inc .........................     364,580
         400        * SignalSoft Corp .............................         692
       5,859        * Silicon Graphics, Inc .......................      24,901
       1,600        * Silicon Image, Inc ..........................      13,664
         300        * Silicon Laboratories, Inc ...................      10,599
       2,200        * Silicon Storage Technology, Inc .............      23,210
         200        * Siliconix, Inc ..............................       6,000
         100        * Simplex Solutions, Inc ......................         993
         665        * Sipex Corp ..................................       7,382
         300        * Sirenza Microdevices, Inc ...................       1,626
       1,600        * Sitel Corp ..................................       5,200
      21,697        * Solectron Corp ..............................     169,237
         800        * Somera Communications, Inc ..................       5,856
       2,673        * SONICblue, Inc ..............................       6,736
       1,200        * SonicWALL, Inc ..............................      15,648
       4,368        * Sonus Networks, Inc .........................      11,444
         300        * Sorrento Networks Corp ......................         768

                       SEE NOTES TO FINANCIAL STATEMENTS

54  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 TECHNOLOGY--(CONTINUED)
         442        * Sourcecorp .................................. $    13,035
         400        * Spectralink Corp ............................       4,008
         300        * Spectrian Corp ..............................       4,296
         689        * SpeechWorks International, Inc ..............       5,402
         300        * SPSS, Inc ...................................       5,262
         400        * Standard Microsystems Corp ..................       9,200
       2,100        * Starbase Corp ...............................         567
       3,134        * Storage Technology Corp .....................      67,193
       1,659        * StorageNetworks, Inc ........................       5,790
       1,802        * Stratos Lightwave, Inc ......................       7,965
      96,492        * Sun Microsystems, Inc .......................     851,059
       8,315        * Sungard Data Systems, Inc ...................     274,146
         500        * Sunrise Telecom, Inc ........................       1,550
         200        * Supertex, Inc ...............................       4,252
         600        * Supportsoft, Inc ............................       1,812
         200        * Surebeam Corp (Class A) .....................       1,108
       2,907        * Sybase, Inc .................................      50,785
       3,989        * Sycamore Networks, Inc ......................      15,757
         600        * Sykes Enterprises, Inc ......................       5,814
       4,192        * Symantec Corp ...............................     172,752
       6,737          Symbol Technologies, Inc ....................      75,724
         650        * Symmetricom, Inc ............................       4,024
       1,754        * Synopsys, Inc ...............................      96,751
         300        * Synplicity, Inc .............................       2,340
         100        * Syntel, Inc .................................       1,406
         900        * Systems & Computer Technology Corp ..........      11,871
       1,100        * Take-Two Interactive Software, Inc ..........      22,110
       1,587        * Tech Data Corp ..............................      72,827
         884          Technitrol, Inc .............................      21,075
       1,300        * Tekelec .....................................      14,898
       2,516        * Tektronix, Inc ..............................      59,529
      12,223        * Tellabs, Inc ................................     127,975
         200        * Tellium, Inc ................................         462
       5,447        * Teradyne, Inc ...............................     214,775
       1,710        * Terayon Communication Systems, Inc ..........      14,501
      51,473          Texas Instruments, Inc ......................   1,703,756
         400        * Therma-Wave, Inc ............................       5,776
       5,229          Thermo Electron Corp ........................     108,397
         600        * Three-Five Systems, Inc .....................       8,892
       1,781        * Tibco Software, Inc .........................      20,945
       1,780        * Titan Corp ..................................      36,757
         500        * Tivo, Inc ...................................       2,650
         400        * Tollgrade Communications, Inc ...............       9,804
       1,135          Total System Services, Inc ..................      28,545
       2,995        * Touch America Holdings, Inc .................      11,411
       1,000        * Transaction Systems Architects, Inc
                        (Class A) .................................      11,400
       2,726        * Transmeta Corp ..............................      10,577
       2,600        * Transwitch Corp .............................       8,476
         700        * Trimble Navigation Ltd ......................      11,641
         400        * Tripath Technology, Inc .....................         672
       3,930        * Triquint Semiconductor, Inc .................      47,199
         600        * Trizetto Group, Inc .........................       7,290
         300        * TTM Technologies, Inc .......................       2,973
         800        * Turnstone Systems, Inc ......................       3,848
       1,762        * Ucar International, Inc .....................      25,020
         200        * Ulticom, Inc ................................       1,528
         300        * Ultimate Electronics, Inc ...................       8,415
         600        * Ultratech Stepper, Inc ......................      12,480
       9,511        * Unisys Corp .................................     120,124
         300          United Industrial Corp ......................       6,675
       1,200        * Universal Access Global Holdings, Inc .......       1,812
         400        * Universal Display Corp ......................       3,840
          78       b* USinternetworking, Inc ......................           2
       1,179        * Utstarcom, Inc ..............................      30,925
         900        * VA Software Corp ............................       1,530
       1,000        * Varian Semiconductor Equipment Associates,
                         Inc ......................................      45,000
         900        * Veeco Instruments, Inc ......................      31,500
       6,955        * VeriSign, Inc ...............................     187,785
      11,945        * Veritas Software Corp .......................     523,549
         800        * Verity, Inc .................................      14,144
       1,960        * VerticalNet, Inc ............................       1,372
         354        * Vialta, Inc (Class A) .......................         386
       1,500        * Viasystems Group, Inc .......................         450
         666        * Vicor Corp ..................................      11,255
       1,100        * Viewpoint Corp ..............................       6,644
       7,114        * Vignette Corp ...............................      24,472
         200        * Virage Logic Corp ...........................       3,046
       4,174        * Vishay Intertechnology, Inc .................      84,899
         789        * Visual Networks, Inc ........................       2,320
       5,964        * Vitesse Semiconductor Corp ..................      58,447
       2,000        * Vitria Technology, Inc ......................       7,900
         200        * Volt Information Sciences, Inc ..............       3,730
       1,100          Wallace Computer Services, Inc ..............      22,220
         600        * WatchGuard Technologies, Inc ................       3,756
       1,444        * Wave Systems Corp (Class A) .................       3,523

         533        * WebEx Communications, Inc ...................       8,768
         684        * webMethods, Inc .............................      11,785
         500        * Websense, Inc ...............................      12,580
         600        * Wesco International, Inc ....................       4,200
       5,463        * Western Digital Corp ........................      34,034
         200        * Wilson Greatbatch Technologies, Inc .........       5,142
       1,792        * Wind River Systems, Inc .....................      24,353
         700        * Wireless Facilities, Inc ....................       4,200
         300        * Witness Systems, Inc ........................       4,221
         400        * WJ Communications, Inc ......................       1,304
         300          Woodhead Industries, Inc ....................       5,340
         600        * Xicor, Inc ..................................       6,378
       9,466        * Xilinx, Inc .................................     377,315
       1,400        * Xybernaut Corp ..............................       2,240
      10,216        * Yahoo!, Inc .................................     188,690
         800        * Zebra Technologies Corp (Class A) ...........      43,272
         355          Zixit Corp ..................................       2,315
         500        * Zoran Corp ..................................      21,840
         400        * Zygo Corp ...................................       6,488
                                                                    -----------
                      TOTAL TECHNOLOGY ............................  60,709,373
                                                                    -----------
 TRANSPORTATION--1.16%
       1,374          Airborne, Inc ...............................      24,031
       1,701        * Airtran Holdings, Inc .......................      10,291
         800        * Alaska Air Group, Inc .......................      26,632
         900        * America West Holdings Corp (Class B) ........       5,040
       4,531          AMR Corp ....................................     119,664
         100        * Amtran, Inc .................................       1,400
         600        * Arkansas Best Corp ..........................      16,674
       1,182        * Atlantic Coast Airlines Holdings, Inc .......      28,344
         430        * Atlas Air Worldwide Holdings, Inc ...........       5,663
         809        * BE Aerospace, Inc ...........................       8,033
      11,378          Burlington Northern Santa Fe Corp ...........     343,388
       1,930          C.H. Robinson Worldwide, Inc ................      64,848
       1,463          CNF, Inc ....................................      48,264
         500        * Consolidated Freightways Corp ...............       2,620
       1,922        * Continental Airlines, Inc (Class B) .........      54,431
         200        * Covenant Transport, Inc (Class A) ...........       2,932
       6,380          CSX Corp ....................................     243,142
       3,676          Delta Air Lines, Inc ........................     120,279
         999        * EGL, Inc ....................................      15,834
       1,371          Expeditors International Of Washington, Inc .      83,631
       8,907        * FedEx Corp ..................................     517,497
         658          Florida East Coast Industries, Inc (Class A)       18,628
         421        * Forward Air Corp ............................      13,325

                        SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  55

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 TRANSPORTATION--(CONTINUED)
         794        * Frontier Airlines, Inc ...................... $    14,546
         671        * Heartland Express, Inc ......................      13,393
         500        * Hunt (J.B.) Transport Services, Inc .........      14,215
       1,598        * Kansas City Southern Industries, Inc ........      25,472
         500        * Knight Transportation, Inc ..................      10,570
         300        * Landstar System, Inc ........................      27,840
         808        * Mesa Air Group, Inc .........................       9,050
         200        * Mesaba Holdings, Inc ........................       1,778
         750        * Midwest Express Holdings, Inc ...............      13,718
      11,564          Norfolk Southern Corp .......................     276,842
       1,404        * Northwest Airlines Corp .....................      26,774
         800          Overseas Shipholding Group, Inc .............      19,440
         700        * Railamerica, Inc ............................       7,364
         345          Roadway Corp ................................      12,765
       1,530          Ryder System, Inc ...........................      45,196
       3,946          Sabre Holdings Corp .........................     184,318
       1,000          Shurgard Storage Centers, Inc (Class A) .....      33,900
       1,386          Skywest, Inc ................................      34,553
      22,801          Southwest Airlines Co .......................     441,199
       1,702        * Swift Transportation Co, Inc ................      37,308
       1,943        * U.S. Airways Group, Inc .....................      12,532
       1,500        * UAL Corp ....................................      24,510
       7,453          Union Pacific Corp ..........................     463,129
       6,784          United Parcel Service, Inc (Class B) ........     412,467
         800          USFreightways Corp ..........................      28,352
       1,066          Werner Enterprises, Inc .....................      22,333
         700        * Yellow Corp .................................      18,473
                                                                    -----------
                      TOTAL TRANSPORTATION ........................   4,006,628
                                                                    -----------
 UTILITIES--7.70%
     105,241          A T & T Corp ................................   1,652,284
       1,200        * A T & T Latin America Corp (Class A) ........       1,800
      64,947        * A T & T Wireless Services, Inc ..............     581,276
       3,039       b* Adelphia Business Solutions, Inc ............         122
      12,665        * AES Corp ....................................     113,985
       1,600          AGL Resources, Inc ..........................      37,600
         600        * AirGate PCS, Inc ............................       8,400
       2,019        * Alamosa Holdings, Inc .......................      10,156
         200        * Alaska Communications Systems Group, Inc ....       1,500
       3,712          Allegheny Energy, Inc .......................     153,491
       2,384        * Allegiance Telecom, Inc .....................       7,152
         700        * Allen Telecom, Inc ..........................       4,676
       2,462          Allete, Inc .................................      71,620
       2,381          Alliant Energy Corp .........................      71,954
       9,278          Alltel Corp .................................     515,393
       4,092          Ameren Corp .................................     174,933
       9,553          American Electric Power Co, Inc .............     440,298
       4,929        * American Tower Corp (Class A) ...............      26,666
       4,097          Aquila, Inc .................................     101,769
       1,211          Atmos Energy Corp ...........................      28,580
       1,500          Avista Corp .................................      23,295
      55,756          BellSouth Corp ..............................   2,055,166
         776          Black Hills Corp ............................      25,980
       6,494        * Broadwing, Inc ..............................      45,393
       9,054        * Calpine Corp ................................     114,986
         300          Cascade Natural Gas Corp ....................       6,366
         200        * Centennial Communications Corp ..............         720
         300          Central Vermont Public Service Corp .........       5,358
       4,200          Centurytel, Inc .............................     142,800
         460          CH Energy Group, Inc ........................      21,827
         200        * Chiles Offshore, Inc ........................       4,600
         200        * Choice One Communications, Inc ..............         326
       4,736          Cinergy Corp ................................     169,312
       8,334          Citizens Communications Co ..................      89,591
       1,200          Cleco Corp ..................................      28,680
       3,971          CMS Energy Corp .............................      89,864
         300          Commonwealth Telephone Enterprises, Inc .....      11,475
       2,598          Conectiv ....................................      64,664
         200          Connecticut Water Service, Inc ..............       5,478
       6,292          Consolidated Edison, Inc ....................     263,698
       4,911          Constellation Energy Group, Inc .............     151,504
       5,540        * Crown Castle International Corp .............      36,619
         400          CT Communications, Inc ......................       5,960
         700        * Dobson Communications Corp (Class A) ........       2,205
       7,813          Dominion Resources, Inc .....................     509,095
       3,768          DPL, Inc ....................................      96,272
       1,665          DQE, Inc ....................................      35,481
       4,852          DTE Energy Co ...............................     220,766
      23,103          Duke Energy Corp ............................     873,293
       7,704          Dynegy, Inc (Class A) .......................     223,416
       9,644        * Edison International ........................     161,537
      15,710          El Paso Corp ................................     691,711
       1,412          El Paso Electric Co .........................      22,098
         561          Empire District Electric Co .................      12,000
         800          Energen Corp ................................      21,160
       3,470          Energy East Corp ............................      75,473
       5,707          Entergy Corp ................................     247,741

       1,800          Equitable Resources, Inc ....................      62,658
       9,524          Exelon Corp .................................     504,486
       8,678          FirstEnergy Corp ............................     300,085
          20        * Focal Communications Corp ...................          85
          15        * Focal Communications Corp Wts 12/14/07 ......           0
       5,215          FPL Group, Inc ..............................     310,553
       1,100        * General Communication, Inc (Class A) ........       9,570
         200        * Golden Telecom, Inc .........................       3,096
       1,822          Great Plains Energy, Inc ....................      45,459
       1,100          Hawaiian Electric Industries, Inc ...........      48,411
         400          Hickory Tech Corp ...........................       6,508
       1,100          Idacorp, Inc ................................      44,550
       1,172        * IDT Corp ....................................      23,663
          72        * IDT Corp (Class B) ..........................       1,271
         100        * Impsat Fiber Networks, Inc ..................           5
         574        * ITC Deltacom, Inc ...........................         184
       4,180          KeySpan Corp ................................     152,110
       2,656          Kinder Morgan, Inc ..........................     128,630
         548          Laclede Group, Inc ..........................      12,768
         928        * Leap Wireless International, Inc ............       7,814
       8,960        * Level 3 Communications, Inc .................      31,898
         456          Madison Gas & Electric Co ...................      12,960
      10,603       b* McLeodUSA, Inc (Class A) ....................       1,909
       2,000          MDU Resources Group, Inc ....................      62,000
      14,872        * Metromedia Fiber Network, Inc (Class A) .....       1,487
         250          Middlesex Water Co ..........................       5,820
      11,975        * Mirant Corp .................................     173,039
         200        * NATCO Group, Inc (Class A) ..................       1,618
       2,300          National Fuel Gas Co ........................      56,005
         116          National Grid Group plc (Spon ADR) ..........       3,793
         100        * NEON Communications, Inc ....................          47
         300       b* Network Plus Corp ...........................           2
         794          New Jersey Resources Corp ...................      24,011
         950        * Newpower Holdings, Inc ......................         352
      16,070        * Nextel Communications, Inc (Class A) ........      86,457
       1,300        * Nextel Partners, Inc (Class A) ..............       7,826
       1,268          Nicor, Inc ..................................      57,757
       6,195          NiSource, Inc ...............................     142,175
         180        * NiSource, Inc (Sails) .......................         418
         400          North Pittsburgh Systems, Inc ...............       5,596
       4,171          Northeast Utilities .........................      82,878
         700          Northwest Natural Gas Co ....................      19,607
         800          Northwestern Corp ...........................      17,600

                       SEE NOTES TO FINANCIAL STATEMENTS

56  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 UTILITIES--(CONTINUED)
       1,445        * NRG Energy, Inc ............................. $    17,427
       1,644          NSTAR .......................................      74,539
         447        * NTELOS, Inc .................................       1,833
       4,839        * NTL, Inc ....................................         968
         445          NUI Corp ....................................      11,072
       2,278          OGE Energy Corp .............................      54,604
         200        * Oil States International, Inc ...............       2,160
       1,567          Oneok, Inc ..................................      32,672
         784          Otter Tail Corp .............................      24,210
      11,476        * P G & E Corp ................................     270,375
       1,000          Peoples Energy Corp .........................      39,380
         700        * Petroquest Energy, Inc ......................       4,011
         900          Piedmont Natural Gas Co, Inc ................      32,040
         800        * Pinnacle Holdings, Inc ......................          64
       2,504          Pinnacle West Capital Corp ..................     113,556
       1,128          PNM Resources, Inc ..........................      34,584
       2,947          Potomac Electric Power Co ...................      68,812
       4,393          PPL Corp ....................................     174,007
       1,383        * Price Communications Corp ...................      24,396
       6,520          Progress Energy, Inc ........................     326,261
         328        * Progress Energy, Inc (Cvo) ..................         148
       6,151          Public Service Enterprise Group, Inc ........     281,716
       2,603          Puget Energy, Inc ...........................      54,116
       2,295          Questar Corp ................................      59,004
         200        * Quicksilver Resources, Inc ..................       4,600
      40,113          Qwest Communications International, Inc .....     329,729
         948        * RCN Corp ....................................       1,337
       7,775          Reliant Energy, Inc .........................     200,517
       1,509        * Reliant Resources, Inc ......................      25,517
       1,071          RGS Energy Group, Inc .......................      42,037
         176        * Rural Cellular Corp (Class A) ...............         788
       1,100        * SBA Communications Corp .....................       3,619
      99,904          SBC Communications, Inc .....................   3,740,406
       3,126          Scana Corp ..................................      95,656
         463          SEMCO Energy, Inc ...........................       4,445
       6,132          Sempra Energy ...............................     154,220
       2,980          Sierra Pacific Resources ....................      44,968
         300          South Jersey Industries, Inc ................       9,465
      20,706          Southern Co .................................     548,502
         951          Southern Union Co ...........................      17,422
         910          Southwest Gas Corp ..........................      22,750
         700        * Southwestern Energy Co ......................       8,806
       1,900        * Spectrasite Holdings, Inc ...................       2,033
      23,307          Sprint Corp (FON Group) .....................     356,364
      19,283        * Sprint Corp (PCS Group) .....................     198,422
       4,164          Teco Energy, Inc ............................     119,215
       1,595          Telephone & Data Systems, Inc ...............     140,759
       1,668        * Time Warner Telecom, Inc (Class A) ..........      10,141
         970        * Triton PCS Holdings, Inc (Class A) ..........       9,884
       7,791          TXU Corp ....................................     424,687
         459        * U.S. Cellular Corp ..........................      18,819
         838        * U.S. Unwired, Inc (Class A) .................       4,626
       1,541        * Ubiquitel, Inc ..............................       3,775
         800          UGI Corp ....................................      25,072
         351          UIL Holdings Corp ...........................      20,393
         915          Unisource Energy Corp .......................      18,721
           4        * Vast Solutions, Inc (Class B1) ..............           0
           4        * Vast Solutions, Inc (Class B2) ..............           0
           4        * Vast Solutions, Inc (Class B3) ..............           0
       2,033          Vectren Corp ................................      52,228
      80,617          Verizon Communications, Inc .................   3,680,166
         500        * West Corp ...................................      15,820
         654          Western Gas Resources, Inc ..................      24,342
       2,143          Western Resources, Inc ......................      36,752
       1,675        * Western Wireless Corp (Class A) .............      14,640
       1,466          WGL Holdings, Inc ...........................      39,377
      10,526        * Williams Communications Group, Inc ..........       1,453
      14,142          Williams Cos, Inc ...........................     333,186
       3,280          Wisconsin Energy Corp .......................      81,606
       3,405          WorldCom, Inc (MCI Group) ...................      20,124
      87,927        * WorldCom, Inc (WorldCom Group) ..............     592,628
         900          WPS Resources Corp ..........................      35,496
      10,296          XCEL Energy, Inc ............................     261,009
                                                                    -----------
                      TOTAL UTILITIES .............................  26,515,203
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $346,159,336) ........................ 341,622,887
                                                                    -----------

SHORT TERM INVESTMENT--1.39%
 U.S. GOVERNMENT AND AGENCY--1.39%
                   Federal Home Loan Mortgage Corp (FHLMC)
  $4,800,000          1.700%, 04/01/02 ............................   4,800,000
                                                                    -----------
                   TOTAL SHORT TERM INVESTMENT
                    (COST $4,800,000) .............................   4,800,000
                                                                    -----------
                   TOTAL PORTFOLIO--100.63%
                    (COST $350,959,336) ........................... 346,422,887
                   OTHER ASSETS & LIABILITIES, NET--(0.63%)          (2,170,074)
                                                                    -----------
                   NET ASSETS--100.00% ............................$344,252,813
                                                                   ============

-----------
*  Non-income producing
b  In bankruptcy

                       SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  57

INSTITUTIONAL BOND FUND

Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------
    SHARES                                                                 VALUE
    ------                                                                 -----
COMMON STOCK--99.71%
 BASIC INDUSTRIES--2.82%
       2,600          Air Products & Chemicals, Inc ............... $   134,290
       1,800          Avery Dennison Corp .........................     109,854
       1,500        * Birmingham Steel Corp .......................         930
         700          Cabot Corp ..................................      25,795
          68        * Cabot Microelectronics Corp .................       4,600
       4,100        * Crown Cork & Seal Co, Inc ...................      36,695
       1,400          Ecolab, Inc .................................      64,008
       2,400          Engelhard Corp ..............................      74,472
         300        * Fleetwood Enterprises, Inc ..................       3,240
         400          H.B. Fuller Co ..............................      11,980
       3,200          Masco Corp ..................................      87,840
       1,200          PolyOne Corp ................................      14,640
       2,800          PPG Industries, Inc .........................     153,748
         100          Pulte Homes, Inc ............................       4,785
         900          Schulman (A.), Inc ..........................      16,461
         900          Sigma-Aldrich Corp ..........................      42,264
       1,800          Sonoco Products Co ..........................      51,498
       1,000          Stanley Works ...............................      46,250
       4,647          Stora Enso Oyj (Spon ADR) ...................      59,807
       1,100          Vulcan Materials Co .........................      52,294
       4,900          Worthington Industries, Inc .................      75,264
                                                                    -----------
                      TOTAL BASIC INDUSTRIES ......................   1,070,715
                                                                    -----------
 CONSUMER CYCLICAL--11.01%
      16,500          AOL Time Warner, Inc ........................     390,225
         100          Bandag, Inc .................................       3,768
       2,400          Clear Channel Communications, Inc ...........     123,384
       3,800        * Comcast Corp (Class A) Special ..............     120,840
         600        * Cox Communications, Inc (Class A) ...........      22,584
         700          Darden Restaurants, Inc .....................      28,413
       6,500          Delphi Corp .................................     103,935
      10,400          Walt Disney Co ..............................     240,032
         600          Dow Jones & Co, Inc .........................      34,932
         100        * Federated Department Stores, Inc ............       4,085
       1,700          Gannett Co, Inc .............................     129,370
       3,450          Gap, Inc ....................................      51,888
       2,400          Genuine Parts Co ............................      88,248
         600          Graco, Inc ..................................      24,510
       1,900          Harley-Davidson, Inc ........................     104,747
       2,100          Interpublic Group Of Cos, Inc ...............      71,988
         600          J.C. Penney Co, Inc .........................      12,426
       1,000          Johnson Controls, Inc .......................      88,310
         800       b* Kmart Corp ..................................       1,280
         300          Knight Ridder, Inc ..........................      20,607
         700        * Kohl's Corp .................................      49,805
       1,400        * Liberty Media Corp (Class A) ................      17,696
         900          Limited, Inc ................................      16,110
         200          Liz Claiborne, Inc ..........................       5,672
       1,600          Marriott International, Inc (Class A) .......      71,920
         300          May Department Stores Co ....................      10,455
       8,900          McDonald's Corp .............................     246,975
       1,400          McGraw-Hill Cos, Inc ........................      95,550
         500          Modine Manufacturing Co .....................      13,495
         600          New York Times Co (Class A) .................      28,716
       1,400          Nike, Inc (Class B) .........................      84,014
       1,200          Omnicom Group, Inc ..........................     113,280
         900          Sears Roebuck & Co ..........................      46,143
       1,400        * Starbucks Corp ..............................      32,382
       2,900          Target Corp .................................     125,048
       1,060          Tribune Co ..................................      48,188
         500          VF Corp .....................................      21,625
       7,953        * Viacom, Inc (Class B) .......................     384,687
       1,600          Visteon Corp ................................      26,480
      17,200          Wal-Mart Stores, Inc ........................   1,054,188
         200          Whirlpool Corp ..............................      15,110
                                                                    -----------
                      TOTAL CONSUMER CYCLICAL .....................   4,173,111
                                                                    -----------
 CONSUMER NON-CYCLICAL--10.84%
       1,867          Albertson's, Inc ............................      61,872
         900          Avon Products, Inc ..........................      48,888
         700        * Best Buy Co, Inc ............................      55,440
       1,900          Campbell Soup Co ............................      50,920
       1,200          Clorox Co ...................................      52,356
      12,000          Coca-Cola Co ................................     627,120
       1,300          Coca-Cola Enterprises, Inc ..................      24,414
       3,100          Colgate-Palmolive Co ........................     177,165
         800          Costco Wholesale Corp .......................      31,856
       1,600          CVS Corp ....................................      54,928
       1,300          General Mills, Inc ..........................      63,505
       5,900          Gillette Co .................................     200,659
       1,300          Hasbro, Inc .................................      20,566
       2,200          Heinz (H.J.) Co .............................      91,300
         700          Hershey Foods Corp ..........................      47,978
       9,850          Home Depot, Inc .............................     478,809
         200          International Flavors & Fragrances, Inc .....       6,994
       2,000          Kellogg Co ..................................      67,140
       3,100        * Kroger Co ...................................      68,696

       3,000          Lowe's Cos ..................................     130,470
       2,900          Mattel, Inc .................................      60,436
       1,500          Newell Rubbermaid, Inc ......................      47,940
         100          Pepsi Bottling Group, Inc ...................       2,587
       8,780          Pepsico, Inc ................................     452,170
       6,900          Procter & Gamble Co .........................     621,621
         500          RadioShack Corp .............................      15,020
       2,400        * Safeway, Inc ................................     108,048
         400        * Toys "R" Us, Inc ............................       7,184
       3,500          Unilever NV (New York Shs) ..................     198,800
       4,500          Walgreen Co .................................     176,355
       1,100          Wrigley (Wm.) Jr Co .........................      58,641
                                                                    -----------
                      TOTAL CONSUMER NON-CYCLICAL .................   4,109,878
                                                                    -----------
 ENERGY--4.72%
       3,173          Anadarko Petroleum Corp .....................     179,084
       3,050          Apache Corp .................................     173,484
       4,400          Baker Hughes, Inc ...........................     168,300
         800          BJ Services Co ..............................      27,576
       4,600          Burlington Resources, Inc ...................     184,414
       3,055          Devon Energy Corp ...........................     147,465
         600          Diamond Offshore Drilling, Inc ..............      18,756
       2,800          EOG Resources, Inc ..........................     113,568
       2,600        * Grant Prideco, Inc ..........................      35,568
       5,200          Halliburton Co ..............................      88,764
         900          Helmerich & Payne, Inc ......................      36,081
       1,600          Murphy Oil Corp .............................     153,600
       1,400        * Nabors Industries, Inc ......................      59,150
         900        * Newfield Exploration Co .....................      33,291
       2,000          Noble Affiliates, Inc .......................      78,120
       1,100        * Noble Drilling Corp .........................      45,529
       3,200          Ocean Energy, Inc ...........................      63,328
       1,100          Pogo Producing Co ...........................      34,870
         600        * Rowan Cos, Inc ..............................      13,824
         200        * Smith International, Inc ....................      13,550
       2,900          Transocean Sedco Forex, Inc .................      96,367
         500        * Weatherford International, Inc ..............      23,815
                                                                    -----------
                      TOTAL ENERGY ................................   1,788,504
                                                                    -----------
 FINANCIAL SERVICES--22.22%
       1,417          Aegon NV (ARS) ..............................      34,631
       2,200          Aflac, Inc ..................................      64,900
       3,800          Allstate Corp ...............................     143,526

                       SEE NOTES TO FINANCIAL STATEMENTS

58  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                         INSTITUTIONAL EQUITY INDEX FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                              VALUE
    ------                                                              -----

 FINANCIAL SERVICES--(CONTINUED)
       7,100          American Express Co ......................... $   290,816
      12,156          American International Group, Inc ...........     876,934
       1,700          AON Corp ....................................      59,500
       8,000          Bank Of America Corp ........................     544,160
       3,600          Bank Of New York Co, Inc ....................     151,272
       5,400          Bank One Corp ...............................     225,612
       1,400          BB&T Corp ...................................      53,354
         100          Bear Stearns Cos, Inc .......................       6,275
       1,000          Capital One Financial Corp ..................      63,850
         200          CarrAmerica Realty Corp .....................       6,282
       5,350          Charles Schwab Corp .........................      70,032
         700          Chubb Corp ..................................      51,170
      21,380          Citigroup, Inc ..............................   1,058,738
       1,400        * Conseco, Inc ................................       5,068
         200          Countrywide Credit Industries, Inc ..........       8,950
         500          Crescent Real Estate Equities Co ............       9,700
         500          Duke Realty Corp ............................      13,000
       2,899          Equity Office Properties Trust ..............      86,941
       5,300          Fannie Mae ..................................     423,364
       3,450          Fifth Third Bancorp .........................     232,806
       5,700          FleetBoston Financial Corp ..................     199,500
       3,600          Freddie Mac .................................     228,132
         130        * Gartner, Inc (Class B) ......................       1,690
         200          Goldman Sachs Group, Inc ....................      18,050
         900          Hartford Financial Services Group, Inc ......      61,308
         200          Highwoods Properties, Inc ...................       5,618
       2,800          Household International, Inc ................     159,040
         300          Jefferson-Pilot Corp ........................      15,024
       1,300          John Hancock Financial Services, Inc ........      49,647
       9,490          JP Morgan Chase & Co ........................     338,319
       1,600          Keycorp .....................................      42,640
         600          Lehman Brothers Holdings, Inc ...............      38,784
       1,100          Lincoln National Corp .......................      55,803
       2,000          Marsh & McLennan Cos, Inc ...................     225,480
       4,900          MBNA Corp ...................................     188,993
       2,100          Mellon Financial Corp .......................      81,039
       3,600          Merrill Lynch & Co, Inc .....................     199,368
       3,800          Metlife, Inc ................................     119,700
       4,800          Morgan Stanley Dean Witter & Co .............     275,088
       3,000          National City Corp ..........................      92,280
         700          Northern Trust Corp .........................      42,077
       1,500          PNC Financial Services Group, Inc ...........      92,235
       2,800        * Providian Financial Corp ....................      21,140
         200          Rouse Co ....................................       6,196
         200          Safeco Corp .................................       6,408
       1,100          Simon Property Group, Inc ...................      35,893
         400          St. Paul Cos, Inc ...........................      18,340
       1,100          State Street Corp ...........................      60,918
       1,300          Suntrust Banks, Inc .........................      86,749
       8,309          U.S. Bancorp ................................     187,534
       1,000          USA Education, Inc ..........................      97,800
       7,100          Wachovia Corp ...............................     263,268
       5,650          Washington Mutual, Inc ......................     187,185
         200          Weingarten Realty Investors .................      10,280
       8,700          Wells Fargo & Co ............................     429,780
                                                                    -----------
                      TOTAL FINANCIAL SERVICES ....................   8,422,187
                                                                    -----------
 HEALTH CARE--15.27%
         400          Aetna, Inc ..................................      15,528
         700          Allergan, Inc ...............................      45,255
         274          AmerisourceBergen Corp ......................      18,714
       4,500          Amgen, Inc ..................................     268,560
       1,000          Applera Corp (Applied Biosystems Group) .....      22,350
         300          Bausch & Lomb, Inc ..........................      13,371
       3,800          Baxter International, Inc ...................     226,176
       1,700          Becton Dickinson & Co .......................      64,124
       1,575          Biomet, Inc .................................      42,620
       1,700        * Boston Scientific Corp ......................      42,653
      10,000          Bristol-Myers Squibb Co .....................     404,900
       2,300          Cardinal Health, Inc ........................     163,047
         800          Cigna Corp ..................................      81,112
         800        * Forest Laboratories, Inc ....................      65,360
         800        * Genzyme Corp (General Division) .............      34,936
       1,400        * Guidant Corp ................................      60,648
       3,300          HCA, Inc ....................................     145,464
         400          Hillenbrand Industries, Inc .................      24,652
         500        * Humana, Inc .................................       6,765
       1,600        * Immunex Corp ................................      48,416
       1,500          IMS Health, Inc .............................      33,675
         325        * IVAX Corp ...................................       5,216
      14,382          Johnson & Johnson ...........................     934,111
       5,700          Lilly (Eli) & Co ............................     434,340
       1,400          McKesson Corp ...............................      52,402
       6,000          Medtronic, Inc ..............................     271,260
      10,500          Merck & Co, Inc .............................     604,590
         200          Mylan Laboratories, Inc .....................       5,892
      24,900          Pfizer, Inc .................................     989,526

       7,600          Schering-Plough Corp ........................     237,880
         400          St. Jude Medical, Inc .......................      30,860
         700          Stryker Corp ................................      42,231
          65        * Synavant, Inc ...............................         219
       1,900          Tenet Healthcare Corp .......................     127,338
         100        * Triad Hospitals, Inc ........................       3,438
       1,900          UnitedHealth Group, Inc .....................     145,198
         800        * Wellpoint Health Networks, Inc ..............      50,936
         760        * Zimmer Holdings, Inc ........................      25,878
                                                                    -----------
                      TOTAL HEALTH CARE ...........................   5,789,641
                                                                    -----------
 OTHER--0.41%
         200        * Dun & Bradstreet Corp .......................       8,002
         200          Liberty Property Trust ......................       6,450
       1,000          Moody's Corp ................................      41,100
         300          Robert Half International, Inc ..............       8,856
       3,100          Sysco Corp ..................................      92,442
                                                                    -----------
                      TOTAL OTHER .................................     156,850
                                                                    -----------
 PRODUCER DURABLES--3.74%
         800          American Water Works Co, Inc ................      35,040
         500          Baldor Electric Co ..........................      11,300
       1,600          Cooper Industries, Inc ......................      67,120
         600          Cummins, Inc ................................      28,338
       2,000          Deere & Co ..................................      91,100
       4,600          Emerson Electric Co .........................     263,994
       1,400          Grainger (W.W.), Inc ........................      78,722
       3,200          Illinois Tool Works, Inc ....................     231,520
         120        * Imagistics International, Inc ...............       1,908
       1,800          Ingersoll-Rand Co (Class A) .................      90,036
       3,200          Minnesota Mining & Manufacturing Co .........     368,032
         600          Nordson Corp ................................      18,090
       1,900          Pitney Bowes, Inc ...........................      81,320
         700        * Thomas & Betts Corp .........................      14,812
       3,300        * Xerox Corp ..................................      35,475
                                                                    -----------
                      TOTAL PRODUCER DURABLES .....................   1,416,807
                                                                    -----------
 TECHNOLOGY--18.11%
         400        * 3Com Corp ...................................       2,444
       2,500        * ADC Telecommunications, Inc .................      10,175
         700          Adobe Systems, Inc ..........................      28,203
       1,100          Advanced Micro Devices, Inc .................      16,181
       2,029        * Agilent Technologies, Inc ...................      70,934
       1,500        * Altera Corp .................................      32,805
       1,100        * American Power Conversion Corp ..............      16,258

                       SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  59

                    INSTITUTIONAL BOND FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    SHARES                                                                 VALUE
    ------                                                                 -----

 TECHNOLOGY--(CONTINUED)
       1,500        * Analog Devices, Inc ......................... $    67,560
       1,500        * Apple Computer, Inc .........................      35,505
       3,400        * Applied Materials, Inc ......................     184,518
       4,000          Automatic Data Processing, Inc ..............     233,080
         733        * Avaya, Inc ..................................       5,410
         400        * Avnet, Inc ..................................      10,824
       1,000        * Broadcom Corp (Class A) .....................      35,900
      28,900        * Cisco Systems, Inc ..........................     489,277
       8,100          Compaq Computer Corp ........................      84,645
       2,000          Computer Associates International, Inc ......      43,780
         600        * Comverse Technology, Inc ....................       7,602
       2,000        * Concord EFS, Inc ............................      66,500
       5,800        * Corning, Inc ................................      44,196
      10,300        * Dell Computer Corp ..........................     268,933
         300          Deluxe Corp .................................      13,878
         100          Diebold, Inc ................................       4,074
         165        * eFunds Corp .................................       2,648
       2,600          Electronic Data Systems Corp ................     150,774
       9,500          EMC Corp ....................................     113,240
       2,200          First Data Corp .............................     191,950
         900        * Fiserv, Inc .................................      41,391
       1,100        * Gateway, Inc ................................       6,952
       9,300          Hewlett-Packard Co ..........................     166,842
      26,900          Intel Corp ..................................     818,029
       7,100          International Business Machines Corp ........     738,400
       6,100        * JDS Uniphase Corp ...........................      35,929
       1,300          Linear Technology Corp ......................      57,486
       1,500        * LSI Logic Corp ..............................      25,500
      16,200        * Lucent Technologies, Inc ....................      76,626
       1,200        * Maxim Integrated Products, Inc ..............      66,852
         313        * McData Corp (Class A) .......................       3,715
       2,500          Micron Technology, Inc ......................      82,250
      20,700        * Microsoft Corp ..............................   1,248,417
       1,125          Molex, Inc ..................................      39,004
         700        * National Semiconductor Corp .................      23,583
       1,200        * Network Appliance, Inc ......................      24,456
      15,000        * Nortel Networks Corp (U.S.) .................      67,350
         200        * Novell, Inc .................................         778
      20,900        * Oracle Corp .................................     267,520
       2,934        * Palm, Inc ...................................      11,707
       2,200          Paychex, Inc ................................      87,340
       3,200        * Qualcomm, Inc ...............................     120,448
       1,500        * Siebel Systems, Inc .........................      48,915
       3,300        * Solectron Corp ..............................      25,740
      13,600        * Sun Microsystems, Inc .......................     119,952
       2,000        * Tellabs, Inc ................................      20,940
       7,500          Texas Instruments, Inc ......................     248,250
       1,400        * Veritas Software Corp .......................      61,362
         275        * Vishay Intertechnology, Inc .................       5,594
       1,400        * Xilinx, Inc .................................      55,804
       1,900        * Yahoo!, Inc .................................      35,093
                                                                    -----------
                      TOTAL TECHNOLOGY ............................   6,863,519
                                                                    -----------
 TRANSPORTATION--1.10%
       1,200          AMR Corp ....................................      31,692
       1,100          Delta Air Lines, Inc ........................      35,992
       1,100        * FedEx Corp ..................................      63,910
       4,100          Norfolk Southern Corp .......................      98,154
         100          Ryder System, Inc ...........................       2,954
         505          Sabre Holdings Corp .........................      23,589
       5,325          Southwest Airlines Co .......................     103,039
         400        * U.S. Airways Group, Inc .....................       2,580
         100        * UAL Corp ....................................       1,634
         900          United Parcel Service, Inc (Class B) ........      54,720
                                                                    -----------
                      TOTAL TRANSPORTATION ........................     418,264
                                                                    -----------
 UTILITIES--9.47%
       1,600          AGL Resources, Inc ..........................      37,600
       1,500          Allete, Inc .................................      43,635
         900          Alltel Corp .................................      49,995
       2,200          Aquila, Inc .................................      54,648
      14,056          A T & T Corp ................................     220,679
       7,663        * A T & T Wireless Services, Inc ..............      68,584
       8,500          BellSouth Corp ..............................     313,310
       2,100        * Calpine Corp ................................      26,670
       4,000          DQE, Inc ....................................      85,240
       8,500       b* Enron Corp ..................................       1,658
       2,400          Equitable Resources, Inc ....................      83,544
       2,400          Idacorp, Inc ................................      97,200
       4,000          KeySpan Corp ................................     145,560
       1,200          Kinder Morgan, Inc ..........................      58,116
       2,700          MDU Resources Group, Inc ....................      83,700
       3,400        * Mirant Corp .................................      49,130
       3,100          National Fuel Gas Co ........................      75,485
       1,400        * Nextel Communications, Inc (Class A) ........       7,532
       1,600          Nicor, Inc ..................................      72,880

       4,578          NiSource, Inc ...............................     105,065
         916        * NiSource, Inc (Sails) .......................       2,125
       6,300          OGE Energy Corp .............................     151,011
       1,600          Peoples Energy Corp .........................      63,008
       7,300          Puget Energy, Inc ...........................     151,767
       1,600          Questar Corp ................................      41,136
       6,285          Qwest Communications International, Inc .....      51,663
      13,774          SBC Communications, Inc .....................     515,699
       5,452          Scottish Power plc ADR ......................     111,493
         105          Southern Union Co ...........................       1,924
       3,100          Sprint Corp (FON Group) .....................      47,399
       2,000        * Sprint Corp (PCS Group) .....................      20,580
      11,500          Verizon Communications, Inc .................     524,969
         678        * Williams Communications Group, Inc ..........          94
       6,500          Williams Cos, Inc ...........................     153,140
      10,950        * WorldCom, Inc (WorldCom Group) ..............      73,803
                                                                    -----------
                      TOTAL UTILITIES .............................   3,590,042
                                                                    -----------
                      TOTAL COMMON STOCK
                       (COST $41,361,516) .........................  37,799,518
                                                                    -----------

SHORT TERM INVESTMENT--0.79%
 U.S. GOVERNMENT AND AGENCY--0.79%
                   Federal Home Loan Mortgage Corp (FHLMC)
    $300,000          1.700%, 04/01/02 ............................     300,000
                                                                    -----------
                   TOTAL SHORT TERM INVESTMENT
                    (COST $300,000) ...............................     300,000
                                                                    -----------
                   TOTAL PORTFOLIO--100.50%
                    (COST $41,661,516) ............................  38,099,518
                   OTHER ASSETS & LIABILITIES, NET--(0.50%) .......    (188,996)
                                                                    -----------
                   NET ASSETS--100.00%                              $37,910,522
                                                                    ===========

-----------
*  Non-income producing
b  In bankruptcy

                       SEE NOTES TO FINANCIAL STATEMENTS

60 TIAA-CREF Institutional Mutual Funds 2002 SEMIANNUAL REPORT

                            INSTITUTIONAL BOND FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    PRINCIPAL                                               RATINGS+             VALUE
    ---------                                               --------             -----
BONDS--98.58%
 CORPORATE BONDS--28.89%
  AEROSPACE AND DEFENSE--0.99%
                      Boeing Capital Corp (Sr Note)
   $ 1,000,000           6.350%, 11/15/07 ....................    A3          $ 1,014,050
                      Lockheed Martin Corp
     1,000,000           8.500%, 12/01/29 ....................  BAA2            1,163,500
                      Lockheed Martin Corp Note
     1,000,000           8.200%, 12/01/09 ....................  BAA3            1,101,120
                      United Technologies Corp Deb
     1,000,000           7.500%, 09/15/29 ....................    A2            1,068,270
                      United Technologies Corp Note
     1,000,000           6.350%, 03/01/11 ....................    A2            1,003,650
                                                                              -----------
                      TOTAL AEROSPACE AND DEFENSE                               5,350,590
                                                                              -----------
  ASSET BACKED--3.60%
                      Capital One Master Trust Series 2000-2
                        (Class A)
     1,000,000           7.200%, 08/15/08 ....................   AAA            1,058,120
                      Chase Funding Mortgage Loan Asset-Backed
                        Certificates Series 2001-4 (Class 1A3)
     2,000,000           5.053%, 02/25/23 ....................   AAA            1,993,478
                      CIT Equipment Collateral Series 2000-2
                        (Class A3)
     1,000,000           6.840%, 06/20/04 ....................   AAA            1,023,645
                      CIT Group Home Equity Loan Trust
                        Series 2002-1 (Class Af6)
     3,000,000           6.200%, 02/25/30 ....................   AAA            2,988,750
                      Conseco Finance Securitizations Corp
                        Series 2000-1 (Class A2)
       123,962           7.190%, 05/01/31 ....................   AAA              124,014
                      GE Capital Manufacturing Services, Inc
                        Series 1999-He1 (Class A3)
       377,524           6.035%, 06/25/20 ....................   AAA              379,356
                      Household Automotive Trust Series 2001-3
                        (Class A3)
     1,500,000           3.680%, 04/17/06 ....................   AAA            1,482,645
                      Nissan Auto Receivables Owner Trust
                        Series 2001-C (Class A4)
     1,000,000           4.800%, 02/15/07 ....................   AAA            1,001,848
                      PECO Energy Transition Trust
                        Series 1999-A (Class A7)
       500,000           6.130%, 03/01/09 ....................   AAA              509,135
                      Public Service New Hampshire Funding LLC
                        Series 2001-1 (Class A2)
     1,000,000           5.730%, 11/01/10 ....................   AAA              990,930
                      Residential Asset Securities Co
                        Series 2001-Ks1 (Class Ai6)
     4,000,000           6.084%, 06/25/32 ....................   AAA            3,958,840
                      Residential Asset Securities Corp
                        Series 1999-Ks2 (Class Ai9)
     1,750,000           7.150%, 07/25/30 ....................   AAA            1,823,389
                      Residential Asset Securities Corp
                        Series 2001-Ks2 (Class Ai4)
     1,000,000           6.417%, 02/25/29 ....................   AAA            1,016,629
                      Residential Asset Securities Corp
                        Series 2001-Ks2 (Class Ai6)
     1,000,000           6.489%, 10/25/30 ....................   AAA            1,011,610
                                                                              -----------
                      TOTAL ASSET BACKED                                       19,362,389
                                                                              -----------
  BASIC INDUSTRIES--0.57%
                      Alcoa, Inc Note
     1,000,000           6.000%, 01/15/12 ....................    A1              970,532
                      Rohm & Haas Co Deb
     1,000,000        g  7.850%, 07/15/29 ....................    A3            1,097,990
                      Weyerhaeuser Co Note
     1,000,000           6.750%, 03/15/12 ....................  BAA2              982,180
                                                                              -----------
                      TOTAL BASIC INDUSTRIES                                    3,050,702
                                                                              -----------
  CONSUMER CYCLICAL--2.67%
                      CBS Corp Note
     1,000,000           6.875%, 09/01/03 ....................  BAA3            1,034,620
                      Clear Channel Communications (Sr Note)
     1,000,000           7.250%, 09/15/03 ....................  BAA3            1,029,420
                      Costco Wholesale Corp (Sr Note)
     1,000,000           5.500%, 03/15/07 ....................    A2              996,930
                      Cox Communications, Inc Note
     1,000,000        h  7.750%, 11/01/10 ....................  BAA2            1,026,240
                      DaimlerChrysler N.A. Holding Corp
                        (Guarantee Note)
       250,000           7.300%, 01/15/12 ....................    A3              251,105
                      DaimlerChrysler N.A. Holding Corp Note
     1,000,000           6.400%, 05/15/06 ....................    A3            1,000,910
                      Ford Motor Co Note
     1,000,000           7.450%, 07/16/31 ....................  BAA1              903,250
                      News America Holdings Deb
     1,000,000           7.700%, 10/30/25 ....................  BAA3              946,510
                      Sears Roebuck Acceptance Note
     1,000,000           6.000%, 03/20/03 ....................    A3            1,020,970
                      Target Corp Note
       500,000           5.875%, 03/01/12 ....................    A2              480,565
                      Time Warner, Inc (Guarantee Note)
       500,000           6.625%, 05/15/29 ....................  BAA1              439,300
                      Time Warner, Inc Note
       500,000           7.750%, 06/15/05 ....................  BAA3              528,070
                      TRW, Inc (Sr Note)
       500,000           6.500%, 06/01/02 ....................  BAA1              502,010
                      Viacom, Inc (Guarantee Note)
     1,000,000           6.400%, 01/30/06 ....................    A3            1,019,460
     1,000,000           7.700%, 07/30/10                       BAA1            1,068,730



                      Wal-Mart Stores, Inc (Sr Note)
     1,000,000           6.875%, 08/10/09 ....................   AA2            1,053,670
                      Walt Disney Co (Sr Note)
     1,050,000           5.125%, 12/15/03 ....................    A2            1,061,718
                                                                              -----------
                      TOTAL CONSUMER CYCLICAL                                  14,363,478
                                                                              -----------
  CONSUMER NON-CYCLICAL--1.89%
                      Conagra Foods, Inc Note
     1,000,000           6.750%, 09/15/11 ....................  BAA1            1,005,690
                      Diageo Capital plc (Guarantee Note)
     1,000,000           7.250%, 11/01/09 ....................    A1            1,063,220
                      General Mills, Inc Note
     1,000,000           5.125%, 02/15/07 ....................  BAA1              971,600
     1,000,000           6.000%, 02/15/12 ....................  BAA1              959,650
                      Kimberly-Clark Corp Note
     1,000,000           5.625%, 02/15/12 ....................   AA2              964,300
     1,000,000           7.100%, 08/01/07 ....................   AA2            1,060,430
                      Kroger Co (Guarantee Note)
     1,000,000           8.050%, 02/01/10 ....................  BAA3            1,075,320
                      Newell Rubbermaid, Inc Note
     1,000,000           6.000%, 03/15/07 ....................  BAA1              994,140
                      Safeway, Inc Deb
     1,000,000           7.250%, 02/01/31 ....................  BAA2            1,003,820
                      Unilever Capital Corp (Guarantee Note)
     1,000,000           7.125%, 11/01/10 ....................    A1            1,058,640
                                                                              -----------
                      TOTAL CONSUMER NON-CYCLICAL                              10,156,810
                                                                              -----------
  ENERGY--1.59%
                      Amerada Hess Corp Note
     1,000,000           7.300%, 08/15/31 ....................  BAA1              983,720
                      Anadarko Petroleum Corp Note
     1,000,000           5.375%, 03/01/07 ....................  BAA1              971,520

+ As provided by Moody's Investors Service (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  61

                    INSTITUTIONAL BOND FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    PRINCIPAL                                               RATINGS+             VALUE
    ---------                                               --------             -----
  ENERGY--(CONTINUED)
                      ChevronTexaco Corp Note
   $ 1,000,000           6.625%, 10/01/04 .................      AA2          $ 1,047,640
                      Conoco Funding Co (Guarantee Note)
     1,000,000           7.250%, 10/15/31 .................     BAA1            1,028,820
                      Consolidated Natural Gas Co (Sr Note)
     1,000,000           6.850%, 04/15/11 .................       A3              998,340
                      Devon Energy Corp Note
     1,000,000           7.950%, 04/15/32 .................     BAA2            1,018,360
                      Kinder Morgan Energy Partners LP Note
     1,000,000           7.125%, 03/15/12 .................     BAA1            1,004,340
                      Southern Natural Gas Co Note
     1,000,000           8.000%, 03/01/32 .................     BAA1              999,170
                      Williams Cos, Inc
       500,000        g  8.750%, 03/15/32 .................     BAA2              513,560
                                                                              -----------
                      TOTAL ENERGY                                              8,565,470
                                                                              -----------
  FINANCIAL SERVICES--9.89%
                      Allstate Corp (Sr Note)
       500,000           6.125%, 02/15/12 .................       A1              483,605
                      Associates Corp N.A. Deb
       500,000           6.950%, 11/01/18 .................      AA1              502,605
                      Bank Of America Corp Note
     1,000,000           6.625%, 06/15/04 .................      AA2            1,048,210
                      Bank Of America Corp (Sr Note)
       500,000           5.250%, 02/01/07 .................      AA2              491,570
                      Bank Of America Corp (Sub Note)
     1,000,000           7.400%, 01/15/11 .................      AA2            1,056,560
                      Bank One Corp (Sub Note)
       750,000           5.900%, 11/15/11 .................      AA3              715,530
                      Bank One N.A. Illinois Note
     1,000,000           5.500%, 03/26/07 .................      AA2              991,330
                      CIT Group, Inc (Sr Note)
       500,000        h  7.375%, 07/04/02 .................       A2              498,250
       500,000        h  7.750%, 04/02/12 .................       A2              493,185
                      Citigroup, Inc (Sub Note)
     1,500,000           7.250%, 10/01/10 .................      AA2            1,578,435
                      Credit Suisse First Boston U.S.A.,
                         Inc Note
     1,500,000           6.500%, 01/15/12 .................      AA3            1,473,440
                      Duke Capital Corp (Sr Note)
       500,000           6.250%, 02/15/13 .................       A3              480,440
       500,000           6.750%, 02/15/32 .................       A3              472,070
                      EOP Operating LP (Guarantee Note)
       750,000           6.750%, 02/15/12 .................     BAA1              730,965
                      First Union National Bank (Sub Note)
     1,000,000           7.800%, 08/18/10 .................      AA3            1,086,130
                      Ford Motor Credit Co Note
     1,000,000           6.500%, 01/25/07 .................       A3              971,740
     1,500,000           6.875%, 02/01/06 .................       A3            1,491,030
     1,000,000           7.250%, 10/25/11 .................       A3              963,350
     1,000,000           7.500%, 03/15/05                         A3            1,019,410
                      FPL Group Capital, Inc (Guarantee Note)
     1,000,000           7.625%, 09/15/06 .................       A2            1,067,730
                      GE Global Insurance Holdings Corp Note
     1,000,000           7.500%, 06/15/10 .................      AA1            1,071,770
                      General Electric Capital Corp Note
     1,000,000           5.375%, 03/15/07 .................      AAA              986,230
     1,000,000           7.250%, 05/03/04 .................      AAA            1,065,700
                      General Motors Acceptance Corp Note
     2,000,000           6.750%, 01/15/06 .................       A2            2,018,140
     1,000,000           6.850%, 06/17/04 .................       A2            1,027,650
     1,500,000           6.875%, 09/15/11 .................       A2            1,460,820
     1,000,000           7.000%, 02/01/12 .................       A3              988,670
                      Goldman Sachs Group, Inc Note
     1,000,000           6.600%, 01/15/12 .................       A1              987,390
                      Hartford Financial Services Group, Inc
                        (Sr Note)
     1,000,000           6.375%, 11/01/08 .................       A2              999,460
                      Household Finance Corp Note
     1,000,000           6.375%, 10/15/11 .................       A2              954,280
                      International Lease Financial Corp Note
     1,000,000           6.375%, 09/03/15 .................       NR              980,000
                      JP Morgan Chase & Co Note
       500,000           5.350%, 03/01/07 .................      AA3              488,735
                      JP Morgan Chase & Co (Sub Note)
       500,000           6.625%, 03/15/12 .................       A1              494,760
                      Lehman Brothers Holdings, Inc Note
     1,000,000           6.250%, 05/15/06 .................       A2            1,008,270
                      Marsh & Mclennan Cos, Inc Note
     1,000,000           5.375%, 03/15/07 .................       A2              987,330
                      Mellon Funding Corp (Guarantee Note)
     1,000,000           6.400%, 05/14/11 .................       A1              997,800
                      Morgan Stanley Dean Witter & Co Note
     1,000,000        h  6.600%, 04/01/12 .................      AA3              989,230
                      Morgan Stanley Dean Witter & Co
                         (Unsub Note)
     1,000,000           6.100%, 04/15/06 .................      AA3            1,020,260
                      Morgan Stanley Traded Custody
                         Receipts Note
     5,005,000        g  7.201%, 09/15/11 .................       A3            5,071,216
                      National Rural Utilities Cooperative
                         Finance Corp
       500,000           7.250%, 03/01/12 .................       A2              498,830
                      PEMEX Master Trust Note
       500,000        g  7.875%, 02/01/09 .................     BAA1              506,250
                      PEMEX Project Funding Master Trust
                         (Guarantee Note)
       750,000           9.125%, 10/13/10 .................     BAA1              811,875



                      Progressive Corp (Sr Note)
     1,000,000           6.375%, 01/15/12 .................       A2              982,221
                      Royal Bank Of Scotland Group plc
                         (Sub Note)
     1,000,000           6.400%, 04/01/09 .................      AA3            1,006,090
                      TRAINS
     5,000,000        g,h 6.858%, 01/15/12 ................       A3            5,069,750
                      Verizon Global Funding Corp Note
     1,000,000           7.750%, 12/01/30 .................       A1            1,042,960
                      Washington Mutual, Inc (Sr Note)
     1,000,000           5.625%, 01/15/07 .................       A3              987,770
                      Wells Fargo Financial, Inc (Sr Note)
     1,000,000           7.000%, 11/01/05 .................      AA2            1,055,320
                                                                              -----------
                      TOTAL FINANCIAL SERVICES                                 53,174,362
                                                                              -----------
  HEALTH CARE--0.86%
                      Bristol-Myers Squibb Co Note
     1,000,000           4.750%, 10/01/06 .................      AAA              976,230
                      Johnson & Johnson Deb
     1,000,000           6.950%, 09/01/29 .................      AAA            1,034,180
                      Merck & Co, Inc Deb
     1,000,000           5.950%, 12/01/28 .................      AAA              911,180
                      Tenet Healthcare Corp (Sr Note)
       750,000           6.500%, 06/01/12 .................     BAA3              722,550
                      UnitedHealth Group, Inc Note
     1,000,000           5.200%, 01/17/07 .................       A3              972,760
                                                                              -----------
                      TOTAL HEALTH CARE                                         4,616,900
                                                                              -----------
  COMMERCIAL MORTGAGE BACKED SECURITIES--1.92%
                      First Union-Chase Commercial Mortgage
                        Series 1999-C2 (Class A2)
     2,250,000           6.645%, 06/15/31 .................      AAA            2,313,405
                      GE Capital Commercial Mortgage Corp
                        Series 2001-3 (Class A2)
     1,000,000           6.070%, 06/10/38 .................       NR              975,750
                      JP Morgan Commercial Mortgage Finance
                        Corp Series 2001-Cib3 (Class A2)
     1,600,000           6.044%, 11/15/35 .................      AAA            1,583,120


+ As provided by Moody's Investors Service (Unaudited)

62  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

                   INSTITUTIONAL BOND FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    PRINCIPAL                                                 RATINGS+           VALUE
    ---------                                                 --------           -----
  COMMERCIAL MORTGAGE BACKED SECURITIES--(CONTINUED)
                      JP Morgan Commercial Mortgage
                        Securities Corp Series 2001-Cibc
                        (Class A3)
   $ 2,250,000           6.260%, 03/15/33 ...................     NR          $ 2,230,415
                      LB Commercial Conduit Mortgage Trust
                        Series 1998-C1 (Class A3)
     3,125,000           6.480%, 02/18/30 ...................    AAA            3,208,448
                                                                              -----------
                      TOTAL COMMERCIAL MORTGAGE
                        BACKED SECURITIES                                      10,311,138
                                                                              -----------
  PRODUCER DURABLES--0.36%
                      Ingersoll-Rand Co Note
     1,000,000           5.750%, 02/14/03 ...................     A3            1,017,690
                      Tyco International Group S.A.
                        (Guarantee Note)
     1,000,000           5.800%, 08/01/06 ...................   BAA1              894,520
                                                                              -----------
                      TOTAL PRODUCER DURABLES                                   1,912,210
                                                                              -----------
  TECHNOLOGY--0.10%
                      Electronic Data Systems Corp Note
       500,000           7.450%, 10/15/29 ...................     A1              520,025
                                                                              -----------
                      TOTAL TECHNOLOGY                                            520,025
                                                                              -----------
  TRANSPORTATION--0.37%
                      Norfolk Southern Corp (Sr Note)
     1,000,000           7.250%, 02/15/31 ...................   BAA1            1,004,990
                      Union Pacific Corp Note
     1,000,000           6.125%, 01/15/12 ...................   BAA3              960,910
                                                                              -----------
                      TOTAL TRANSPORTATION                                      1,965,900
                                                                              -----------
  UTILITIES--4.08%
                      American Electric Power Note
     1,000,000           6.125%, 05/15/06 ...................   BAA1              992,870
                      Arizona Public Service Note
     1,000,000           6.500%, 03/01/12 ...................   BAA1              969,270
                      AT & T Corp (Sr Note)
     1,000,000        g  6.500%, 11/15/06 ...................     A3              981,700
                      AT & T Corp Note
       500,000           6.500%, 03/15/29 ...................     A3              413,015
                      AT & T Wireless Services, Inc (Sr Note)
     1,000,000           8.750%, 03/01/31 ...................   BAA2            1,027,070
                      Bellsouth Capital Funding Deb
       500,000           7.875%, 02/15/30 ...................    AA3              555,015
                      British Telecommunications plc Note
     1,000,000           8.375%, 12/15/10 ...................   BAA1            1,082,820
                      Central Power & Light (First Mortgage)
       500,000           6.625%, 07/01/05 ...................   BAA1              505,335
                      Cingular Wireless Note
     1,000,000        g  6.500%, 12/15/11 ...................     A3              960,820
                      Consumers Energy Co Note
     1,000,000           6.000%, 03/15/05 ...................    BA1              999,980
                      FirstEnergy Corp Note
     1,000,000           6.450%, 11/15/11 ...................   BAA2              921,610
                      Illinois Power Co (First Mortgage)
       500,000           7.500%, 06/15/09 ...................   BAA3              505,135
                      Qwest Capital Funding, Inc
                      (Guarantee Note)
       500,000           7.000%, 08/03/09 ...................   BAA1              406,825
     1,000,000           7.750%, 08/15/06 ...................   BAA1              850,350
                      SBC Communications, Inc Note
     1,000,000           6.250%, 03/15/11 ...................    AA3              992,470
                      Southern Co Capital Funding, Inc
                        (Guarantee Note)
     1,000,000           5.300%, 02/01/07 ...................     A3              975,770
                      Sprint Capital Corp Note
     1,000,000        g  8.375%, 03/15/12 ...................   BAA2              984,240
                      Texas Utilities US Holdings Co
                        (First Mortgage)
     1,000,000           6.750%, 03/01/03 ...................   BAA1            1,024,860
                      Verizon New England, Inc (Sr Note)
     2,500,000           6.500%, 09/15/11 ...................    AA2            2,439,575
                      Verizon Wireless, Inc Note
     1,500,000        g  5.375%, 12/15/06 ...................     A2            1,439,924
                      WorldCom, Inc Note
     1,000,000        g  7.375%, 01/15/06 ...................     A3              870,120
     2,500,000           7.500%, 05/15/11 ...................     A3            2,058,500
                                                                              -----------
                      TOTAL UTILITIES                                          21,957,274
                                                                              -----------
                      TOTAL CORPORATE BONDS
                        (COST $155,281,486) .................                 155,307,248
                                                                              -----------
 GOVERNMENT BONDS--69.69%
  AGENCY SECURITIES--14.81%
                      Federal Home Loan Mortgage Corp Gold
                        (FHLMC)
     4,000,000           5.250%, 01/15/06 ...................    AAA            4,040,000
     8,300,000           5.750%, 04/15/08 ...................                   8,376,526
     2,500,000           5.875%, 03/21/11 ...................    AA2            2,417,575
    32,500,000           6.875%, 01/15/05 ...................    AAA           34,531,250
                      Federal National Mortgage Association
                        (FNMA)
     9,000,000           5.250%, 01/15/09 ...................    AAA            8,758,080
     5,500,000           5.500%, 05/02/06 ...................    AAA            5,536,080



     1,500,000           6.250%, 02/01/11 ...................    AAA            1,491,090
    13,500,000           7.000%, 07/15/05 ...................    AAA           14,430,285
                                                                              -----------
                      TOTAL AGENCY SECURITIES                                  79,580,886
                                                                              -----------
  FOREIGN GOVERNMENT BONDS--0.40%
                      Canada Government
       500,000           6.750%, 08/28/06 ...................    AA1              531,825
                      Province Of Quebec Deb
     1,500,000           7.500%, 09/15/29 ...................     A2            1,628,532
                                                                              -----------
                      TOTAL FOREIGN GOVERNMENT BONDS                            2,160,357
                                                                              -----------
  MORTGAGE BACKED SECURITIES--35.86%
                      Federal Home Loan Mortgage Corp (FHLMC)
       338,117           6.500%, 10/01/28 ...................                     337,982
     1,490,588           6.500%, 07/01/29 ...................                   1,489,530
     8,000,000         h 6.500%, 05/25/31 ...................                   7,927,520
     1,279,395           7.000%, 10/01/20 ...................                   1,311,777
     7,000,000         h 7.000%, 05/25/31 ...................                   7,098,420
     9,755,338           7.000%, 10/01/31 ...................                   9,941,275
     2,938,691           7.000%, 12/01/31 ...................                   2,994,703
    11,000,000         h 7.500%, 04/25/30 ...................                  11,388,410
    11,000,000         h 8.000%, 04/25/30 ...................                  11,553,300
       192,676           8.000%, 01/01/31 ...................                     202,370
                      Federal National Mortgage Association (FNMA)
     2,180,750         d 6.000%, 03/01/13 ...................                   2,192,570
     1,012,005           6.000%, 09/01/13 ...................                   1,016,114
       414,715           6.000%, 06/01/14 ...................                     416,789
     2,838,971           6.000%, 01/01/19 ...................                   2,775,095
     7,000,000         h 6.000%, 04/25/32 ...................                   6,781,250
       210,551           6.500%, 12/01/13 ...................                     215,484
       233,122           6.500%, 07/01/14 ...................                     238,513
     1,473,764           6.500%, 10/01/16 ...................                   1,498,170
     5,976,896           6.500%, 11/01/16 ...................                   6,075,873
       334,317           6.500%, 04/01/29 ...................                     333,766
       346,379           6.500%, 07/01/29 ...................                     345,808
    34,000,000         h 6.500%, 05/25/31 ...................                  33,660,000
    18,634,978           6.500%, 09/01/31 ...................                  18,535,841
       300,399           7.000%, 07/01/14 ...................                     311,524
    14,847,128           7.000%, 09/01/31 ...................                  15,130,115

+ As provided by Moody's Investors Service (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS

                2002 SEMIANNUAL REPORT  TIAA-CREF Institutional Mutual Funds  63

                   INSTITUTIONAL BOND FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    PRINCIPAL                                               RATINGS+        VALUE
    ---------                                               --------        -----
  MORTGAGE BACKED SECURITIES--(CONTINUED)
     $ 547,538           7.500%, 07/01/29 ..........................    $    354,165
     1,000,000         h 7.500%, 02/28/31 ..........................       1,035,310
                      Government National Mortgage
                      Association (GNMA)
     1,622,307           6.500%, 05/15/28 ..........................       1,622,308
     2,021,264           6.500%, 09/15/28 ..........................       2,021,265
     2,939,446           6.500%, 10/15/28 ..........................       2,939,447
     1,015,767           6.500%, 11/15/28 ..........................       1,015,768
     2,833,257           6.500%, 06/15/31 ..........................       2,822,633
     5,000,000         h 6.500%, 04/15/32 ..........................       4,981,250
       253,215           7.000%, 07/15/29 ..........................         258,905
     5,000,000         h 7.000%, 04/20/31 ..........................       5,096,900
    17,000,000         h 7.000%, 04/15/32 ..........................      17,329,460
       187,338           7.500%, 07/15/29 ..........................         195,225
     5,000,000         h 7.500%, 05/15/32 ..........................       5,175,000
     2,000,000         h 8.000%, 04/15/32 ..........................       2,103,100
     1,949,230           8.500%, 10/20/30 ..........................       2,066,185
                                                                        ------------
                      TOTAL MORTGAGE BACKED SECURITIES                   192,789,120
                                                                        ------------
  U.S. TREASURY SECURITIES--18.62%
                      U.S. TREASURY BOND
     1,350,000           5.375%, 02/15/31 ..........................       1,267,097
    27,460,000           7.250%, 05/15/16 ..........................      30,862,569
                      U.S. TREASURY NOTE
    61,200,000         h 3.500%, 11/15/06 ..........................      57,881,736
       775,000           4.625%, 05/15/06 ..........................         771,970
     1,500,000           4.750%, 11/15/08 ..........................       1,461,330
    16,764,855         h 4.875%, 02/15/12 ..........................         959,370
                      U.S. TREASURY STRIP
     4,200,000           0.000%, 02/15/10 ..........................       2,710,260
     9,100,000           0.000%, 02/15/15 ..........................       4,190,094
                                                                        ------------
                      TOTAL U.S. TREASURY SECURITIES                     100,104,426
                                                                        ------------
                      TOTAL GOVERNMENT BONDS
                        (COST $378,491,182) ........................     374,634,789
                                                                        ------------
                      TOTAL BONDS
                        (COST $533,772,668) ........................     529,942,037
                                                                        ------------
SHORT TERM INVESTMENTS--22.92%
 COMMERCIAL PAPER--1.63%
                      Govco, Inc
     3,000,000       c,d 2.180%, 09/16/02 ..........................       2,969,480
                      Kitty Hawk Funding Corp
     1,135,000       c,d 1.900%, 04/04/02 ..........................       1,134,820
                      Paccar Financial Corp
     1,000,000           1.850%, 04/01/02 ..........................         999,999
                      Receivables Capital Corp
     1,255,000       c,d 1.820%, 04/19/02 ..........................       1,253,858
     2,410,000       c,d 1.830%, 04/17/02 ..........................       2,408,040
                                                                        ------------
                      TOTAL COMMERCIAL PAPER                               8,766,197
                                                                        ------------
 U.S. GOVERNMENT AND AGENCIES--21.29%
                      Federal Home Loan Bank (FHLB)
    50,000,000         d 1.700%, 04/03/02 ..........................      49,995,278
    10,000,000         d 1.730%, 07/10/02 ..........................       9,951,944
                      Federal National Mortgage Association (FNMA)
     8,600,000         d 1.715%, 04/03/02 ..........................       8,599,165
    36,000,000         d 1.740%, 05/08/02 ..........................      35,935,620
    10,000,000         d 1.820%, 06/12/02 ..........................       9,963,600
                                                                        ------------
                      TOTAL U.S. GOVERNMENT AND AGENCIES                 114,445,607
                                                                        ------------
                      TOTAL SHORT TERM INVESTMENTS
                        (COST $123,211,804)                              123,211,804
                                                                        ------------
                      TOTAL PORTFOLIO--121.50%
                        (COST $656,984,472)                              653,153,841
                      OTHER ASSETS & LIABILITIES, NET--(21.50%)         (115,557,395)
                                                                        ------------
                      NET ASSETS--100.00%                               $537,596,446
                                                                        ============

-----------------
c Commercial paper issued under the private placement exemption under section 4(2) of the Securities Act of 1933.
d All or portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At March 31, 2002, the value of these securities amounted to $17,495,570 or 3.25% of net assets.
h   These securities were purchased on a delayed delivery basis.

                          OTHER INFORMATION (Unaudited)

The composition of long-term debt holdings as a percentage of total value of investment in debt securities is as follows:

                                 MOODY'S RATINGS
                               AAA, AA,A    34.97%
                               BAA,BA        7.39%
                               NR            0.79%

U.S. Government obligations represent 56.85% of the long-term debt porfolio value and are not reflected in the above ratings.





+ As provided by Moody's Investors Service (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

64  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                         INSTITUTIONAL MONEY MARKET FUND
Statement of Investments (Unaudited) -                          - March 31, 2002
--------------------------------------------------------------------------------

    PRINCIPAL                                                               VALUE
    ---------                                                               -----
SHORT TERM INVESTMENTS--100.12%
 BANK NOTE--0.41%
                      Harris Trust and Savings Bank
     $ 865,000           4.070%, 06/10/02 ..........................    $    865,000
                                                                        ------------
                      TOTAL BANK NOTE ..............................         865,000
                                                                        ------------
 COMMERCIAL PAPER--54.28%
                      Asset Securitization Cooperative Corp
     6,750,000         c 1.820%, 04/05/02 ..........................       6,748,635
                      Beta Finance, Inc
     7,500,000         c 1.800%, 04/29/02 ..........................       7,489,500
                      Canadian Wheat Board
     4,916,000           1.800%, 04/10/02 ..........................       4,913,788
     2,000,000           1.770%, 06/03/02 ..........................       1,993,805
                      Cargill, Inc
     2,334,000         c 1.770%, 04/11/02 ..........................       2,332,852
                      Ciesco LP
     1,123,000           1.800%, 04/16/02 ..........................       1,122,158
                      Duke Energy Corp
     5,100,000           1.880%, 06/25/02 ..........................       5,077,362
                      Edison Asset Securitization LLC
     1,850,000         c 2.050%, 07/17/02 ..........................       1,838,728
                      Enterprise Funding Corp
     4,730,000         c 1.850%, 04/02/02 ..........................       4,729,757
                      Gannett, Inc
     7,500,000         c 1.780%, 04/22/02 ..........................       7,492,213
                      Goldman Sachs Group LP
     3,225,000           1.780%, 05/15/02 ..........................       3,217,984
                      Govco, Inc
     1,440,000         c 1.870%, 06/17/02 ..........................       1,434,240
     4,800,000         c 1.680%, 04/12/02 ..........................       4,797,536
                      Greyhawk Funding LLC
     5,000,000         c 1.810%, 05/16/02 ..........................       4,988,688
                      Home Depot Funding Corp
     1,000,000           2.050%, 05/21/02 ..........................         997,528
                      Kitty Hawk Funding Corp
     3,000,000         c 1.940%, 06/18/02 ..........................       2,987,390
                      McGraw-Hill, Inc
     7,500,000           1.770%, 05/16/02 ..........................       7,483,406
                      Merck & Co, Inc
     7,300,000           1.770%, 05/13/02 ..........................       7,284,926
                      Moriarty LLC
     2,000,000         c 1.820%, 05/07/02 ..........................       1,996,360
                      Pharmacia Corp
     5,800,000         c 1.770%, 04/08/02 ..........................       5,798,004
                      Proctor & Gamble Co
     5,155,000         c 1.890%, 06/11/02 ..........................       5,135,785
                      Receivables Capital Corp
     7,000,000         c 1.830%, 04/17/02 ..........................       6,994,338
                      Salomon Smith Barney Holdings, Inc
     5,550,000           1.830%, 04/04/02 ..........................       5,549,154
                      Schering Corp
     1,810,000           2.000%, 07/16/02 ..........................       1,799,341
                      Toronto Dominion Holdings (U.S.)
     5,000,000           1.820%, 04/24/02 ..........................       4,994,186
                      UBS Finance, Inc (Delaware)
       200,000           2.150%, 08/22/02 ..........................         198,292
                      Wal-Mart Stores, Inc
     6,639,000         c 1.750%, 04/02/02 ..........................       6,638,674
                                                                        ------------
                      TOTAL COMMERCIAL PAPER .......................     116,034,630
                                                                        ------------
 U.S. GOVERNMENT AND AGENCIES--45.43%
                      Federal Farm Credit Bank (FFCB)
      $ 58,000           3.980%, 05/01/02 ..........................          57,808
                      Federal Home Loan Bank (FHLB)
    10,000,000           1.710%, 04/01/02 ..........................      10,000,000
     7,800,000           1.720%, 04/15/02 ..........................       7,794,783
     3,942,000           1.750%, 05/10/02 ..........................       3,934,527
       350,000           1.830%, 05/29/02 ..........................         348,968
                      Federal Home Loan Mortgage Corp (FHLMC)
     6,600,000           1.720%, 04/09/02 ..........................       6,597,433
     6,600,000           1.740%, 04/02/02 ..........................       6,599,681
     3,980,000           1.750%, 04/23/02 ..........................       3,975,695
     5,000,000           3.985%, 05/23/02 ..........................       4,987,217
     6,343,000           1.790%, 06/06/02 ..........................       6,322,184
       608,000           1.740%, 07/18/02 ..........................         604,826
       205,000           2.130%, 09/20/02 ..........................         202,914
       281,000           2.055%, 11/07/02 ..........................         277,480
                      Federal National Mortgage Association (FNMA)
     1,000,000           1.715%, 04/03/02 ..........................         999,902
     1,000,000           1.710%, 04/15/02 ..........................         999,335
       117,000           3.780%, 04/19/02 ..........................         116,769
    11,200,000           1.730%, 05/01/02 ..........................      11,183,887
     2,585,000           1.740%, 05/08/02 ..........................       2,580,328
       180,000           1.830%, 05/09/02 ..........................         179,668
       275,000           3.760%, 05/31/02 ..........................         273,277
     1,600,000           1.820%, 06/12/02 ..........................       1,594,144
    14,200,000           1.800%, 07/17/02 ..........................      14,124,030
     1,285,000           2.180%, 12/13/02 ..........................       1,264,714
     2,000,000           2.750%, 03/07/03 ..........................       1,948,049




                      Student Loan Marketing Association (SLMA)
       150,000           1.800%, 07/03/02 ..........................         149,303
    10,000,000           1.700%, 04/01/02 ..........................      10,000,000
                                                                        ------------
                      TOTAL U.S. GOVERNMENT AND AGENCIES                  97,116,922
                                                                        ------------
                      TOTAL SHORT TERM INVESTMENTS
                        (COST $214,016,552)                              214,016,552
                                                                        ------------
                      TOTAL PORTFOLIO--100.12%
                        (COST $214,016,552)                              214,016,552
                      OTHER ASSETS & LIABILITIES, NET--(0.12%)              (247,603)
                                                                        ------------
                      NET ASSETS--100.00%                               $213,768,949
                                                                        ============

--------------

c Commercial paper issued under the private placement exemption under Section 4(2) of the Securities Act of 1933.

                        SEE NOTES TO FINANCIAL STATEMENTS

                  2002 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 65

                       This page intentionally left blank.















66  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS        STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 2002                                                       (Unaudited)

                                                    INSTITUTIONAL       INSTITUTIONAL    INSTITUTIONAL      INSTITUTIONAL
                                                    INTERNATIONAL       GROWTH EQUITY       GROWTH &        EQUITY INDEX
                                                      EQUITY FUND           FUND           INCOME FUND          FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS

   Portfolio investments, at cost                     $211,806,601       $156,811,347      $382,217,559      $350,959,336
   Net unrealized appreciation
      (depreciation) of portfolio
      investments                                       (3,919,366)        (3,161,518)       12,420,591        (4,536,449)
----------------------------------------------------------------------------------------------------------------------------
   Portfolio investments, at value                     207,887,235        153,649,829       394,638,150       346,422,887
   Cash                                                  1,473,833            219,855           866,787           509,887
   Receivable from
      securities transactions                                  115            176,989         2,381,991            11,424
   Receivable for
      Fund shares sold                                      46,500             49,250           202,329           120,000
   Dividends and
      interest receivable                                  743,138            126,427           443,259           373,158
   Due from investment advisor                                  --              4,093            22,330                --
----------------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                     210,150,821        154,226,443       398,554,846       347,437,356
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES

   Accrued expenses                                         21,578             87,121           128,573           114,827
   Due to custodian                                             --                 --                --                --
   Payable for
      securities transactions                              654,428            253,443         6,188,813         3,065,882
   Due to investment advisor                                 5,926                 --                --             3,834
----------------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                    681,932            340,564         6,317,386         3,184,543
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                            $209,468,889       $153,885,879      $392,237,460      $344,252,813
============================================================================================================================

NET ASSETS CONSIST OF:

   Paid in capital                                     240,941,681        223,745,704       415,179,644       350,189,270
   Accumulated undistributed
      (overdistributed) net
      investment income                                    905,054            200,740           193,049           863,332
   Accumulated undistributed net
      realized loss on total
      investments                                      (28,463,208)       (66,899,047)      (35,555,851)       (2,263,340)
   Accumulated net unrealized
      appreciation (depreciation)
      on total investments                              (3,914,638)        (3,161,518)       12,420,618        (4,536,449)
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                            $209,468,889       $153,885,879      $392,237,460      $344,252,813
============================================================================================================================
   Outstanding shares of beneficial
      interest, unlimited shares
      authorized ($.0001 par value)                     24,167,317         21,579,276        45,483,767        38,246,324

NET ASSET VALUE PER SHARE                                    $8.67              $7.13             $8.62             $9.00
============================================================================================================================


   INSTITUTIONAL    INSTITUTIONAL      INSTITUTIONAL
   SOCIAL CHOICE         BOND          MONEY MARKET
    EQUITY FUND          FUND              FUND
-----------------------------------------------------


     $41,661,516      $656,984,472      $214,016,552


      (3,561,998)       (3,830,631)               --
-----------------------------------------------------
      38,099,518       653,153,841       214,016,552
         106,888                --                --

              --        91,498,939                --

              --           144,500                --

          35,603         5,458,739            33,519
              --            46,097                --
-----------------------------------------------------
      38,242,009       750,302,116       214,050,071
-----------------------------------------------------



          77,554           152,798           112,652
              --           860,922           148,722

         227,083       211,691,950                --
          26,850                --            19,748
-----------------------------------------------------
         331,487       212,705,670           281,122
-----------------------------------------------------

     $37,910,522      $537,596,446      $213,768,949
=====================================================



      41,634,183       542,735,329       213,770,780


         106,646            (7,079)               60


        (268,309)       (1,301,173)           (1,891)


      (3,561,998)       (3,830,631)               --
-----------------------------------------------------

     $37,910,522      $537,596,446      $213,768,949
=====================================================


       4,304,854        53,210,002       213,770,780

           $8.81            $10.10             $1.00
=====================================================


See notes to financial statements

                  2002 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 67

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                    STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended March 31, 2002                              (Unaudited)

                                                    INSTITUTIONAL      INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                    INTERNATIONAL      GROWTH EQUITY        GROWTH &        EQUITY INDEX
                                                      EQUITY FUND           FUND           INCOME FUND          FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Interest                                            $    53,179          $  15,997      $     68,491       $    43,727
   Dividends                                             1,222,234            667,835         1,823,157         1,382,239
   Foreign taxes withheld                                 (125,310)            (1,811)          (12,357)             (197)
-----------------------------------------------------------------------------------------------------------------------------
     Total income                                        1,150,103            682,021         1,879,291         1,425,769
-----------------------------------------------------------------------------------------------------------------------------


EXPENSES

   Investment management fees                              220,892            224,594           331,130           177,233
   Custody and administration                               71,803             71,803            71,803            71,803
   Audit and legal                                          12,860             15,350            22,631            15,478
   Shareholder servicing                                     8,990              8,990             8,990             8,990
   Printing                                                  4,858              5,799             8,550             5,847
   Registration                                             22,863             27,289            40,234            27,516
   Trustee fees and expenses                                   457                546               805               550
   Interest                                                     --              7,293                --                --
   Other                                                     1,704              2,034             2,999             2,051
-----------------------------------------------------------------------------------------------------------------------------
   Total expenses before fee waiver
      and expense reimbursement                            344,427            363,698           487,142           309,468
   Less investment management
      fees waived by the
      investment advisor
      (see Note 2)                                          73,631             68,355           100,779            68,924
   Less expenses reimbursed by
      the investment advisor
      (see Note 2)                                          33,633             73,386            69,724            73,185
-----------------------------------------------------------------------------------------------------------------------------
      Net expenses                                         237,163            221,957           316,639           167,359
-----------------------------------------------------------------------------------------------------------------------------
   Net investment income                                   912,940            460,064         1,562,652         1,258,410
-----------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON TOTAL INVESTMENTS

   Realized gain (loss) on:
      Portfolio investments                             (9,160,266)       (34,257,203)      (17,335,015)         (867,681)
      Foreign currency transactions                        (72,851)                --               (42)               --
-----------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss)
      on total investments                              (9,233,117)       (34,257,203)      (17,335,057)         (867,681)
-----------------------------------------------------------------------------------------------------------------------------
   Change in unrealized appreciation (depreciation) on:

      Portfolio investments                             20,921,766         51,227,349        36,273,473        16,925,743
      Translations of assets (other
        than portfolio investments)
        and liabilities denominated
        in foreign currencies                               (2,629)            (2,253)              332                --
-----------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation
      (depreciation) on total investments               20,919,137         51,225,096        36,273,805        16,925,743
-----------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain
      (loss) on total investments                       11,686,020         16,967,893        18,938,748        16,058,062
-----------------------------------------------------------------------------------------------------------------------------


NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                            $12,598,960        $17,427,957       $20,501,400       $17,316,472
=============================================================================================================================


 INSTITUTIONAL     INSTITUTIONAL      INSTITUTIONAL
  SOCIAL CHOICE         BOND          MONEY MARKET
   EQUITY FUND          FUND              FUND
----------------------------------------------------


     $    3,675       $11,031,201        $1,306,575
        225,854                --                --
           (919)               --                --
----------------------------------------------------
        228,610        11,031,201         1,306,575
----------------------------------------------------




         30,779           375,396           103,534
         71,803            71,803            71,803
          2,546            32,785            10,850
          8,990             8,990             8,990
            962            12,385             4,099
          4,527            58,282            19,289
             91             1,165               386
             --                --                --
            337             4,346             1,438
----------------------------------------------------

        120,035           565,152           220,389



         11,340           104,277            34,512


         79,550            68,455            75,447
----------------------------------------------------
         29,145           392,420           110,430
----------------------------------------------------
        199,465        10,638,781         1,196,145
----------------------------------------------------





       (178,456)          608,937            (2,165)
             --                --                --
----------------------------------------------------

       (178,456)          608,937            (2,165)
----------------------------------------------------


      3,002,865       (13,260,220)               --



             --                --                --
----------------------------------------------------

      3,002,865       (13,260,220)               --
----------------------------------------------------

      2,824,409       (12,651,283)           (2,165)
----------------------------------------------------



     $3,023,874       $(2,012,502)       $1,193,980
====================================================


68   TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                                               See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                   STATEMENTS OF CASH FLOWS
--------------------------------------------------------------------------------
For the Six Months Ended March 31, 2002                              (Unaudited)

                                                     INSTITUTIONAL      INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                     INTERNATIONAL      GROWTH EQUITY       GROWTH &        EQUITY INDEX
                                                     EQUITY FUND            FUND           INCOME FUND          FUND
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:

   Net increase (decrease) in net assets
     resulting from operations                        $ 12,598,960      $  17,427,957     $  20,501,400     $  17,316,472
   Adjustments to reconcile net
      increase  (decrease) in net assets
      resulting from operations to net cash
      used in (provided by) operating activities:
     Purchases of long term securities                (127,541,937)       (61,137,093)     (194,674,574)     (226,489,930)
     Proceeds from sales of long-
        term securities                                 49,928,922         73,634,266       188,364,765         2,023,693
     Purchases of short-term
        investments--net                                 1,647,468          1,352,027      (195,833,307)       (3,005,776)
     Decrease (increase) in receivables                   (382,650)            (8,511)         (280,261)         (134,759)
     Increase (decrease) in payables                       (41,520)           (34,188)          (27,888)          (15,755)
     Net realized (gain) loss on
        total investments                                9,233,117         34,257,203        17,335,057           867,681
     Unrealized (appreciation)
        depreciation on
        total investments                              (20,919,137)       (51,225,096)      (36,273,805)      (16,925,743)
----------------------------------------------------------------------------------------------------------------------------
       Net cash used in (provided by)
          operating activities                         (75,476,777)        14,266,565      (200,888,613)     (226,364,117)
----------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:

     Proceeds from Fund shares sold                     75,963,950         57,175,818       191,603,882       205,111,356
     Payments for Fund shares redeemed                  (2,578,891)        (6,003,603)       (5,520,170)       (1,674,892)
     Cash distributions paid                              (277,563)          (206,958)         (773,755)         (432,056)
     Exchanges among the Funds--net                      3,602,310        (65,017,884)       16,264,706        23,868,884
     Proceeds from the financing of dollar
        roll transactions--net                                   --                 --                --                --
----------------------------------------------------------------------------------------------------------------------------
       Net cash provided by (used in)
          financing activities                          76,709,806        (14,052,627)      201,574,663       226,873,292
----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in cash                           1,233,029            213,938           686,050           509,175


CASH

     Beginning of period                                   240,804              5,917           180,737               712
----------------------------------------------------------------------------------------------------------------------------
       End of period                                  $  1,473,833      $     219,855     $     866,787     $     509,887
============================================================================================================================

SUPPLEMENTAL DISCLOSURE OF
   CASH FLOW INFORMATION:

   Noncash financing activities not included above:
      Reinvestment of distributions                  $   1,220,220    $       514,804   $       949,476   $       735,292
============================================================================================================================

   INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
   SOCIAL CHOICE         BOND          MONEY MARKET
    EQUITY FUND          FUND              FUND
------------------------------------------------------




     $ 3,023,874    $   (2,012,502)   $    1,193,980




      (8,719,764)     (711,060,600)               --

         184,177       468,185,234                --

         (35,001)      (28,569,307)     (178,940,373)
           9,648        (2,476,393)           14,994
         (11,856)          836,041           153,125

         178,456          (608,937)            2,165


      (3,002,865)       13,260,220                --
------------------------------------------------------

      (8,373,331)     (262,446,244)     (177,576,109)
------------------------------------------------------



       8,758,378       245,177,547       237,013,455
        (255,772)      (15,508,773)      (68,166,870)
         (24,209)       (7,226,630)         (833,039)
              --        11,720,012         9,561,972

               --       28,233,327                --
------------------------------------------------------

       8,478,397       262,395,483       177,575,518
------------------------------------------------------
         105,066           (50,761)             (591)




           1,822            50,761               591
------------------------------------------------------
     $   106,888    $           --    $           --
======================================================





     $   305,166    $   11,431,563    $      365,252
======================================================


See notes to financial statements

                  2002 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 69

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------


                                                      INSTITUTIONAL INTERNATIONAL EQUITY FUND    INSTITUTIONAL GROWTH EQUITY FUND
                                                     -----------------------------------------  ----------------------------------
                                                            FOR THE              FOR THE             FOR THE             FOR THE
                                                          SIX MONTHS              YEAR             SIX MONTHS             YEAR
                                                            ENDED                 ENDED              ENDED                ENDED
                                                           MARCH 31,          SEPTEMBER 30,         MARCH 31,         SEPTEMBER 30,
                                                             2002                 2001                2002                2001
------------------------------------------------------------------------------------------------------------------------------------
                                                         (UNAUDITED)                              (UNAUDITED)

CHANGE IN NET ASSETS

OPERATIONS:

   Net investment income                              $       912,940       $    1,522,115       $     460,064        $     549,429
   Net realized gain (loss) on
      total investments                                    (9,233,117)         (18,541,877)        (34,257,203)         (31,114,524)
   Net change in unrealized appreciation
      (depreciation) on total investments                  20,919,137          (23,518,340)         51,225,096          (59,043,861)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from operations                 12,598,960          (40,538,102)         17,427,957          (89,608,956)
------------------------------------------------------------------------------------------------------------------------------------


DISTRIBUTIONS TO SHAREHOLDERS:

   From net investment income                                (912,940)            (277,626)           (460,064)            (289,068)
   In excess of net investment income                        (584,843)                  --            (261,537)                  --
   From realized gains                                             --           (3,658,368)               (161)          (3,294,941)
------------------------------------------------------------------------------------------------------------------------------------
     Total distributions                                   (1,497,783)          (3,935,994)           (721,762)          (3,584,009)
------------------------------------------------------------------------------------------------------------------------------------


SHAREHOLDER TRANSACTIONS:

   Seed money redemptions by TIAA                                  --                   --                  --                   --
   Subscriptions                                           75,688,382           79,649,233          57,225,068          116,503,256
   Reinvestment of distributions                            1,220,220            1,611,568             514,804            2,502,728
   Exchanges among the Funds, net                           3,602,310            5,992,251         (65,017,884)           3,532,700
   Redemptions                                             (2,578,891)          (6,183,862)         (5,522,963)          (9,894,281)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
        shareholder  transactions                          77,932,021           81,069,190         (12,800,975)         112,644,403
------------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                 89,033,198           36,595,094           3,905,220           19,451,438


NET ASSETS

   Beginning of period                                    120,435,691           83,840,597         149,980,659          130,529,221
------------------------------------------------------------------------------------------------------------------------------------

   End of period                                         $209,468,889         $120,435,691        $153,885,879         $149,980,659
====================================================================================================================================


CHANGE IN FUND SHARES:

   Shares outstanding, beginning of period                 14,909,797            6,682,802          23,429,664           10,403,989
------------------------------------------------------------------------------------------------------------------------------------
   Seed shares redeemed by TIAA                                    --                   --                  --                   --
   Shares sold                                              8,946,598            8,015,350           8,174,998           13,464,829
   Shares issued in reinvestment of distributions             143,724              144,535              69,009              256,427
   Shares exchanged among the Funds, net                      473,379              671,917          (9,324,364)             433,439
   Shares redeemed                                           (306,181)            (604,807)           (770,031)          (1,129,020)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in shares outstanding          9,257,520            8,226,995          (1,850,388)          13,025,675
------------------------------------------------------------------------------------------------------------------------------------
   Shares outstanding, end of period                       24,167,317           14,909,797          21,579,276           23,429,664
====================================================================================================================================

 INSTITUTIONAL GROWTH & INCOME FUND
------------------------------------
      FOR THE              FOR THE
    SIX MONTHS              YEAR
      ENDED                 ENDED
     MARCH 31,          SEPTEMBER 30,
       2002                 2001
-------------------------------------
    (UNAUDITED)





   $    1,562,652       $   1,356,826

      (17,335,057)        (17,643,881)

       36,273,805         (25,844,603)
-------------------------------------
       20,501,400         (42,131,658)
-------------------------------------




       (1,457,008)         (1,281,419)
               --                  --
               --          (1,530,774)
-------------------------------------
       (1,457,008)         (2,812,193)
-------------------------------------




               --                  --
      191,619,155         150,628,713
          949,476           1,509,268
       16,264,706           3,512,951
       (5,520,020)         (6,160,884)
--------------------------------------

      203,313,317         149,490,048
-------------------------------------
      222,357,709         104,546,197




      169,879,751          65,333,554
-------------------------------------

     $392,237,460        $169,879,751
=====================================




       21,474,164           5,812,170
-------------------------------------
               --                  --
       22,606,762          15,754,942
          108,986             157,818
        1,942,773             379,849
         (648,918)           (630,615)
-------------------------------------
       24,009,603          15,661,994
-------------------------------------
       45,483,767          21,474,164
=====================================



                                               See notes to financial statements

70  TIAA-CREF Institutional Mutual Funds 2002 SEMIANNUAL REPORT

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

   INSTITUTIONAL EQUITY INDEX FUND      INSTITUTIONAL SOCIAL CHOICE EQUITY FUND          INSTITUTIONAL BOND FUND
------------------------------------   ------------------------------------------   -----------------------------------
     FOR THE               FOR THE            FOR THE             FOR THE             FOR THE              FOR THE
   SIX MONTHS               YEAR           SIX MONTHS               YEAR             SIX MONTHS              YEAR
      ENDED                 ENDED              ENDED               ENDED               ENDED                 ENDED
    MARCH 31,           SEPTEMBER 30,        MARCH 31,          SEPTEMBER 30,         MARCH 31,          SEPTEMBER 30,
      2002                  2001               2002                 2001                2002                 2001
-----------------------------------------------------------------------------------------------------------------------
   (UNAUDITED)                              (UNAUDITED)                              (UNAUDITED)





    $  1,258,410      $     913,718        $    199,465        $    319,155         $  10,638,781       $   13,698,924

        (867,681)        (1,198,395)           (178,456)            (68,855)              608,937            7,112,987

      16,925,743        (25,155,447)          3,002,865          (8,733,931)          (13,260,220)           7,653,032
-----------------------------------------------------------------------------------------------------------------------
      17,316,472        (25,440,124)          3,023,874          (8,483,631)           (2,012,502)          28,464,943
-----------------------------------------------------------------------------------------------------------------------




      (1,164,699)          (480,250)           (199,465)           (293,110)          (10,638,781)         (13,709,958)
              --                 --            (129,907)                 --                (2,695)                  --
          (2,649)          (499,969)                 --            (506,429)           (7,409,015)          (2,214,391)
-----------------------------------------------------------------------------------------------------------------------
      (1,167,348)          (980,219)           (329,372)           (799,539)          (18,050,491)         (15,924,349)
-----------------------------------------------------------------------------------------------------------------------




             ---        (18,000,833)                 --            (928,000)                   --           (6,640,212)
     203,927,138         95,686,753           8,707,026           7,004,254           245,232,900          162,915,516
         735,292            732,422             305,166             674,014            11,431,563           10,996,775
      23,868,884          2,120,000                  --                  --            11,720,012          (14,425,900)
      (1,674,892)        (4,540,185)           (255,772)           (314,906)          (15,266,240)         (12,542,846)
-----------------------------------------------------------------------------------------------------------------------

     226,856,422         75,998,157           8,756,420           6,435,362           253,118,235          140,303,333
-----------------------------------------------------------------------------------------------------------------------
     243,005,546         49,577,814          11,450,922          (2,847,808)          233,055,242          152,843,927




     101,247,267         51,669,453          26,459,600          29,307,408           304,541,204          151,697,277
-----------------------------------------------------------------------------------------------------------------------


    $344,252,813       $101,247,267         $37,910,522         $26,459,600          $537,596,446         $304,541,204
=======================================================================================================================




      12,564,696          4,544,880           3,293,412           2,627,223            28,786,942           15,112,620
-----------------------------------------------------------------------------------------------------------------------
              --         (1,651,331)                 --             (89,976)                   --             (661,706)
      23,043,640          9,842,995           1,007,205             726,321            23,637,859           15,878,976
          81,790             71,806              34,599              66,340             1,114,433            1,071,294
       2,748,028            219,560                  --                  --             1,134,024           (1,281,262)
        (191,830)          (463,214)            (30,362)            (36,496)           (1,463,256)          (1,332,980)
-----------------------------------------------------------------------------------------------------------------------
      25,681,628          8,019,816           1,011,442             666,189            24,423,060           13,674,322
-----------------------------------------------------------------------------------------------------------------------
      38,246,324         12,564,696           4,304,854           3,293,412            53,210,002           28,786,942
=======================================================================================================================

  INSTITUTIONAL MONEY MARKET FUND
-----------------------------------
   FOR THE             FOR THE
  SIX MONTHS             YEAR
     ENDED               ENDED
   MARCH 31,         SEPTEMBER 30,
     2002                2001
-----------------------------------
  (UNAUDITED)





 $   1,196,145      $   1,529,976

        (2,165)               274

            --                 --
-----------------------------------
     1,193,980          1,530,250
-----------------------------------




    (1,196,106)        (1,529,976)
            --                 --
            --                 --
-----------------------------------
    (1,196,106)        (1,529,976)
-----------------------------------




            --         (4,768,635)
   236,963,722         28,636,704
       365,252          1,285,659
     9,561,972           (732,002)
   (68,156,776)       (14,677,607)
-----------------------------------

   178,734,170          9,744,119
-----------------------------------
    178,732,044         9,744,393




    35,036,905         25,292,512
-----------------------------------


  $213,768,949        $35,036,905
===================================




    35,036,610         25,292,491
-----------------------------------
            --         (4,768,635)
   236,963,722         28,636,704
       365,252          1,285,659
     9,561,972           (732,002)
   (68,156,776)       (14,677,607)
-----------------------------------
   178,734,170          9,744,119
-----------------------------------
   213,770,780         35,036,610
===================================



See notes to financial statements

                  2002 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 71

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------


                                                           INSTITUTIONAL INTERNATIONAL EQUITY FUND
                                               -------------------------------------------------------------
                                                                                              FOR THE PERIOD
                                                                                               JUNE 14, 1999
                                               FOR THE          FOR THE         FOR THE        (COMMENCE-
                                              SIX MONTHS         YEAR             YEAR           MENT OF
                                                 ENDED           ENDED            ENDED       OPERATIONS) TO
                                              MARCH 31,      SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                               2002 (a)           2001            2000           1999 (a)
---------------------------------------------------------------------------------------------------------------
                                              (UNAUDITED)

SELECTED PER SHARE DATA

   Net asset value,
      beginning of period                           $8.08           $12.55            $10.66           $10.00
---------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
   Net investment income                             0.02             0.10              0.07             0.04
   Net realized and unrealized
      gain (loss) on total investments               0.65            (4.06)             1.94             0.62
---------------------------------------------------------------------------------------------------------------
   Total gain (loss) from
      investment operations                          0.67            (3.96)             2.01             0.66
---------------------------------------------------------------------------------------------------------------
   Less distributions from:
     Net investment income                          (0.08)           (0.04)            (0.05)              --
     Net realized gains                                --            (0.47)            (0.07)              --
---------------------------------------------------------------------------------------------------------------
     Total distributions                            (0.08)           (0.51)            (0.12)              --
---------------------------------------------------------------------------------------------------------------


   Net asset value, end of period                   $8.67            $8.08            $12.55           $10.66
===============================================================================================================


TOTAL RETURN                                         8.33%          (32.63)%           18.58%            6.60%


RATIOS AND
   SUPPLEMENTAL DATA

   Net assets at end of period
      (in thousands)                             $209,469         $120,436           $83,841          $27,472
   Ratio of expenses to average net
      assets before expense waiver
        and reimbursement                            0.21%            0.52%             0.70%            0.39%
   Ratio of expenses to average net
      assets after expense waiver and
        reimbursement                                0.14%            0.29%             0.29%            0.09%
   Ratio of net investment income
       to average net assets                         0.56%            1.51%             0.94%            0.45%
   Portfolio turnover rate                          31.01%           77.83%           105.37%           21.35%


   (a) The percentages shown for this period are not annualized.
===============================================================================================================


                   INSTITUTIONAL GROWTH EQUITY FUND
 ------------------------------------------------------------------
                                                  FOR THE PERIOD
                                                    JUNE 14, 1999
   FOR THE          FOR THE          FOR THE         (COMMENCE-
  SIX MONTHS          YEAR             YEAR            MENT OF
    ENDED             ENDED            ENDED       OPERATIONS) TO
  MARCH 31,       SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
   2002 (a)           2001             2000           1999 (a)
-------------------------------------------------------------------
  (UNAUDITED)




        $6.40            $12.55           $10.14            $10.00
-------------------------------------------------------------------

         0.01              0.02             0.03              0.02

         0.74             (5.90)            2.40              0.12
-------------------------------------------------------------------

         0.75             (5.88)            2.43              0.14
-------------------------------------------------------------------

        (0.02)            (0.02)           (0.02)               --
           --             (0.25)              --                --
-------------------------------------------------------------------
        (0.02)            (0.27)           (0.02)               --
-------------------------------------------------------------------


        $7.13             $6.40           $12.55            $10.14
===================================================================


        11.77%           (47.57)%          24.01%             1.40%






     $153,886          $149,981         $130,529           $30,535


         0.19%             0.41%            0.56%             0.35%


         0.11%             0.22%            0.22%             0.07%

         0.23%             0.38%            0.30%             0.20%
        33.55%            34.44%           56.67%            21.08%



===================================================================

72  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                                               See notes to financial statements

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


               INSTITUTIONAL GROWTH & INCOME FUND                              INSTITUTIONAL EQUITY INDEX FUND
--------------------------------------------------------------   ------------------------------------------------------------
                                                FOR THE PERIOD                                                 FOR THE PERIOD
                                                 JUNE 14, 1999                                                  JUNE 14, 1999
 FOR THE         FOR THE          FOR THE         (COMMENCE-       FOR THE        FOR THE         FOR THE        (COMMENCE-
SIX MONTHS         YEAR             YEAR            MENT OF       SIX MONTHS       YEAR            YEAR            MENT OF
  ENDED           ENDED            ENDED        OPERATIONS) TO      ENDED           ENDED           ENDED      OPERATIONS) TO
 MARCH 31,    SEPTEMBER 30,     SEPTEMBER 30,    SEPTEMBER 30,    MARCH 31,    SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,
 2002 (a)          2001             2000            1999 (a)       2002 (a)         2001            2000          1999 (a)
-------------------------------------------------------------------------------------------------------------------------------
(UNAUDITED)                                                      (UNAUDITED)




   $7.91          $11.24          $9.76           $10.00           $8.06          $11.37          $9.76          $10.00


    0.04            0.09           0.10             0.04            0.02            0.09           0.10            0.04

    0.71           (3.15)          1.49            (0.25)           0.98           (3.20)          1.61           (0.28)
---------------------------------------------------------------------------------------------------------------------------

    0.75           (3.06)          1.59            (0.21)           1.00           (3.11)          1.71           (0.24)
---------------------------------------------------------------------------------------------------------------------------

   (0.04)          (0.09)         (0.10)           (0.03)          (0.06)          (0.10)         (0.07)             --
      --           (0.18)         (0.01)              --              --           (0.10)         (0.03)             --
---------------------------------------------------------------------------------------------------------------------------
   (0.04)          (0.27)         (0.11)           (0.03)          (0.06)          (0.20)         (0.10)             --
---------------------------------------------------------------------------------------------------------------------------


   $8.62           $7.91         $11.24            $9.76           $9.00           $8.06         $11.37           $9.76
===========================================================================================================================


    9.59%         (27.66)%        16.18%           (2.05)%        12.44%          (27.71)%        17.49%          (2.40)%






$392,237        $169,880        $65,334          $25,174        $344,253        $101,247        $51,669         $25,064


    0.17%            0.44%         0.78%            0.38%           0.16%           0.51%          0.71%          0.36%


    0.11%            0.22%         0.22%            0.07%           0.08%           0.17%          0.17%          0.05%

    0.54%            1.10%         1.02%            0.36%           0.64%           1.19%          1.04%          0.39%
   63.79%           49.56%        37.95%           10.95%           1.01%           7.19%         11.58%          9.51%



===========================================================================================================================

             INSTITUTIONAL SOCIAL CHOICE EQUITY FUND
-------------------------------------------------------------------
                                                  FOR THE PERIOD
                                                  JUNE 14, 1999
   FOR THE         FOR THE           FOR THE        (COMMENCE-
 SIX MONTHS         YEAR              YEAR           MENT OF
   ENDED            ENDED             ENDED       OPERATIONS) TO
  MARCH 31,     SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
  2002 (a)           2001             2000            1999 (a)
-----------------------------------------------------------------
(UNAUDITED)


    $8.03         $11.16             $9.86            $10.00


     0.04           0.10              0.11              0.04

     0.83          (2.94)             1.25             (0.18)
---------------------------------------------------------------

     0.87          (2.84)             1.36             (0.14)
---------------------------------------------------------------

    (0.09)         (0.11)            (0.06)               --
       --          (0.18)               --                --
---------------------------------------------------------------
    (0.09)         (0.29)            (0.06)               --
---------------------------------------------------------------


    $8.81          $8.03            $11.16             $9.86
================================================================


    10.86%        (25.99)%           13.84%            (1.40)%





  $37,911        $26,460           $29,307           $24,731


     0.37%          0.97%             0.90%             0.37%


     0.09%          0.18%             0.18%             0.05%

     0.61%          1.12%             1.00%             0.37%
     0.57%          4.96%            16.22%             0.06%


===============================================================


See notes to financial statements

                  2002 SEMIANNUAL REPORT TIAA-CREF Institutional Mutual Funds 73

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------


                                                                        INSTITUTIONAL BOND FUND
                                                  ----------------------------------------------------------------
                                                                                                   FOR THE PERIOD
                                                                                                    JUNE 14, 1999
                                                    FOR THE          FOR THE         FOR THE         (COMMENCE-
                                                   SIX MONTHS         YEAR             YEAR           MENT OF
                                                      ENDED           ENDED            ENDED       OPERATIONS) TO
                                                   MARCH 31,      SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                    2002 (a)           2001            2000           1999 (a)
--------------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)

SELECTED PER SHARE DATA

   Net asset value,
      beginning of period                          $10.58           $10.04             $9.97           $10.00
--------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
   Net investment income                             0.25             0.61              0.61             0.17
   Net realized and unrealized
      gain (loss) on total investments              (0.29)            0.67              0.07            (0.03)
--------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from
      investment operations                         (0.04)            1.28              0.68             0.14
--------------------------------------------------------------------------------------------------------------------
   Less distributions from:
     Net investment income                          (0.25)           (0.61)            (0.61)           (0.17)
     Net realized gains                             (0.19)           (0.13)               --               --
--------------------------------------------------------------------------------------------------------------------
     Total distributions                            (0.44)           (0.74)            (0.61)           (0.17)
--------------------------------------------------------------------------------------------------------------------


   Net asset value, end of period                  $10.10           $10.58            $10.04            $9.97
====================================================================================================================

TOTAL RETURN                                        (0.33)%          13.21%             7.07%            1.42%


RATIOS AND
   SUPPLEMENTAL DATA

   Net assets at end of period
      (in thousands)                             $537,596         $304,541          $151,697          $30,354
   Ratio of expenses to average net
      assets before expense waiver
        and reimbursement                            0.14%            0.30%             0.48%            0.35%
   Ratio of expenses to average net
      assets after expense waiver and
        reimbursement                                0.09%            0.19%             0.19%            0.06%
   Ratio of net investment income
       to average net assets                         2.54%            5.99%             6.59%            1.77%
   Portfolio turnover rate                         120.23%          266.50%           301.93%(b)       173.31%

                    INSTITUTIONAL MONEY MARKET FUND
 -----------------------------------------------------------------
                                                   FOR THE PERIOD
                                                    JUNE 14, 1999
    FOR THE          FOR THE         FOR THE         (COMMENCE-
  SIX MONTHS          YEAR             YEAR            MENT OF
    ENDED             ENDED            ENDED       OPERATIONS) TO
  MARCH 31,       SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
   2002 (a)           2001             2000           1999 (a)
------------------------------------------------------------------
  (UNAUDITED)




   $1.00             $1.00            $1.00             $1.00
------------------------------------------------------------------

    0.01              0.05             0.06              0.02

      --                --               --                --
------------------------------------------------------------------

    0.01              0.05             0.06              0.02
------------------------------------------------------------------

   (0.01)            (0.05)           (0.06)            (0.02)
      --                --               --                --
------------------------------------------------------------------
   (0.01)            (0.05)           (0.06)            (0.02)
------------------------------------------------------------------


   $1.00             $1.00            $1.00             $1.00
==================================================================

    1.02%             5.16%            6.19%             1.51%






$213,769           $35,037          $25,293           $25,378


    0.16%             0.94%            0.91%             0.36%


    0.08%             0.16%            0.16%             0.05%

    0.86%             4.91%            6.00%             1.52%
      n/a              n/a             n/a               n/a


   (a) The percentages shown for this period are not annualized.
   (b) During the year ended  September 30, 2000,  the  Institutional  Bond Fund began structuring dollar roll transactions as financing transactions (see note 1). Had these  transactions  been  treated  for the  entire  year as purchases and sales, rather than as financing transactions, the portfolio turnover  ratio for the year  ended  September  30,  2000 would have been
       477.22%.
================================================================================





74  TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

                                               See notes to financial statements

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)


NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES

TIAA-CREF Institutional Mutual Funds ("the Funds") is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. The Funds currently consist of seven series (each referred to as a "Fund"). The Funds commenced operations on June 14, 1999 with a seed money investment by Teachers Insurance and Annuity Association of America ("TIAA") of $25,000,000 in each Fund. At March 31, 2002, TIAA had remaining seed money investment in the Institutional Social Choice Equity Fund of $18,644,330.

On July 1, 1999 the Funds began to offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. ("TPIS"), which is a wholly-owned subsidiary of TIAA. The Funds are offered to certain intermediaries affiliated with TIAA, such as TIAA-CREF Trust Company, FSB, or other persons, such as state-sponsored tuition savings plans, who have entered into a contract with an affiliate of TIAA. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors Inc. ("Advisors"), a wholly-owned subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For Funds other than the Institutional Money Market Fund, money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. For the Institutional Money Market Fund, securities are valued using the amortized cost method, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant rate of amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

DOLLAR ROLL TRANSACTIONS: Certain of the Funds may enter into dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period a Fund forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance a Fund's return by earning a spread between the yield on the underlying securities and short-term interest rates The use of dollar roll transactions by the Institutional Bond Fund results in borrowing by this Fund requiring the presentation of a statement of cash flows.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-mar-



                 2002 SEMI-ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 75

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(UNAUDITED) (CONTINUED)

ket" at the end of each day's trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, for the Institutional International Equity, Institutional Growth Equity, Institutional Equity Index and the Institutional Social Choice Equity Funds are declared and paid annually; for the Institutional Growth & Income Fund are declared and paid quarterly; for the Institutional Bond Fund are declared and paid monthly; and for the Institutional Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code ("Code") and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year.

NOTE 2.  MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund's net assets, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund at least until July 1, 2006. As a result, during such waiver period, Advisors will receive the following annual percentages of each Fund's average daily net assets:

                                                                                       INVESTMENT
                                                   INVESTMENT                         MANAGEMENT FEE
                                                 MANAGEMENT FEE         WAIVER         AFTER WAIVER
                                               -------------------     ---------    -------------------
   Institutional International Equity Fund            0.27%              0.09%            0.18%
   Institutional Growth Equity Fund                   0.23%              0.07%            0.16%
   Institutional Growth & Income Fund                 0.23%              0.07%            0.16%
   Institutional Equity Index Fund                    0.18%              0.07%            0.11%
   Institutional Social Choice Equity Fund            0.19%              0.07%            0.12%
   Institutional Bond Fund                            0.18%              0.05%            0.13%
   Institutional Money Market Fund                    0.15%              0.05%            0.10%

Advisors has also entered into a reimbursement agreement with the Funds, which will remain in effect at least until July 1, 2006. Under the terms of the agreement, Advisors has agreed to reimburse the Funds so that the non-investment management fee expenses of the Funds do not exceed, on an annual basis, 0.06% of the average daily net assets of each of the Funds, with the exception of the Institutional International Equity Fund, where Advisors has agreed to reimburse the Fund so that its non-investment management fee expenses do not exceed, on an annual basis, 0.11% of the Fund's average daily net assets.







76 TIAA-CREF Institutional Mutual Funds  2002 SEMIANNUAL REPORT

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(UNAUDITED) (CONCLUDED)


NOTE 3.  INVESTMENTS

At March 31, 2002, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                                                                              NET UNREALIZED
                                                 GROSS UNREALIZED      GROSS UNREALIZED        APPRECIATION
                                                   APPRECIATION          DEPRECIATION         (DEPRECIATION)
                                               -------------------   -------------------    ------------------
     Institutional International Equity Fund        $10,935,122           $14,854,488           $(3,919,366)
     Institutional Growth Equity Fund                12,183,211            15,344,729            (3,161,518)
     Institutional Growth & Income Fund              24,690,954            12,270,363            12,420,591
     Institutional Equity Index Fund                 20,838,355            25,374,804            (4,536,449)
     Institutional Social Choice Equity Fund          3,568,058             7,130,056            (3,561,998)
     Institutional Bond Fund                          2,748,133             6,578,764            (3,830,631)

Purchases  and  sales  of  securities,   other  than  short-term   money  market
instruments, for the Funds, other than the Institutional Money Market Fund, for the six months ended March 31, 2002, were as follows:

                                                NON-GOVERNMENT       GOVERNMENT            NON-GOVERNMENT        GOVERNMENT
                                                   PURCHASES          PURCHASES                 SALES               SALES
                                               -----------------   -----------------      -----------------    ----------------
     Institutional International Equity Fund      $124,883,425        $         --           $ 49,355,209         $         --
     Institutional Growth Equity Fund               59,118,882             531,122             72,622,812              684,291
     Institutional Growth & Income Fund            378,218,501           4,352,320            180,551,574              637,501
     Institutional Equity Index Fund               225,756,555           2,505,597              2,026,739                8,333
     Institutional Social Choice Equity Fund         8,808,089             138,758                184,177                   --
     Institutional Bond Fund                       127,790,877         620,127,052             38,113,784          461,550,022

NOTE 4.  DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid to shareholders during the year ended September 30, 2001 were as follows:

                                                                   LONG-TERM
                                                    ORDINARY        CAPITAL
                                                     INCOME           GAIN             TOTAL
                                                  ------------    -------------     -----------
     Institutional International Equity Fund      $ 2,346,276       $1,589,718      $ 3,935,994
     Institutional Growth Equity Fund                 289,068        3,294,941        3,584,009
     Institutional Growth & Income Fund             1,745,939        1,066,254        2,812,193
     Institutional Equity Index Fund                  621,474          358,745          980,219
     Institutional Social Choice Equity Fund          799,539               --          799,539
     Institutional Bond Fund                       15,924,349               --       15,924,349
     Institutional Money Market Fund                1,529,976               --        1,529,976

The tax character of the fiscal year 2002 distributions will be determined at the end of the fiscal year.

NOTE 5. LINE OF CREDIT

The Institutional International Equity, Institutional Growth Equity, Institutional Growth & Income, Institutional Equity Index, and Institutional Social Choice Equity Funds participate in a $2.25 billion unsecured revolving credit facility, for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. During the six months ended March 31, 2002, the Institutional Growth Equity Fund borrowed under this facility. The average daily loan balance during the two day period for which the loan was outstanding amounted to $59 million and the weighted average interest rate was 2.225%. The related interest expense was $7,293. For the six months ended March 31, 2002, there were no other borrowings under this credit facility by the Funds.

The Institutional Bond Fund participates in a letter of credit agreement in the amount of $1 million for the purpose of facilitating the settlement of transactions in the mortgage backed securities market. For the six months ended March 31, 2002, there were no borrowings under this agreement.

                 2002 SEMI-ANNUAL REPORT TIAA-CREF Institutional Mutual Funds 77

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

TIAA-CREF PRODUCTS

o TIAA-CREF Mutual Funds

o TIAA-CREF Life Personal Annuities

o Individual Life and  Long-Term Care Insurance

o Group Life and  Disability Insurance

o TIAA-CREF Retirement Annuities

o TIAA-CREF Supplemental Retirement Annuities (SRAs)

o TIAA-CREF IRAs (Roth and Traditional)

o Keoghs from TIAA-CREF

o 457(b) Deferred Compensation Plans

o Tuition Savings Programs

o Investment Management and Related Trust Services

TIAA-CREF Individual and Institutional Services, Inc. and Teachers Personal Investors Services, Inc. distribute securities products. For more complete information on securities products, please call 800 842-2733, ext. 5509, for prospectuses. Read them carefully before you invest. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB provides trust services. INVESTMENT PRODUCTS ARE NOT FDIC INSURED, MAY LOSE VALUE, AND ARE NOT BANK GUARANTEED.

TIAA-CREF SERVICES

[Graphic Omitted] INTERNET ACCESS
Visit our World Wide Web site:

TIAA-CREF.ORG

Account performance, personal account information and transactions, product information, form and booklet requests.


[Graphic Omitted] AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

Account performance, personal account information and transactions, and product information.

[Graphic Omitted] PERSONAL ASSISTANCE
800 223-1200
8 a.m. to 11 p.m. ET, Monday - Friday
9 a.m. to 6 p.m. ET, Saturday, for Personal Annuities and Mutual Funds only

For questions about TIAA-CREF Mutual Funds, Personal Annuities, Long-Term Care and Life Insurance.

800 842-2776
8 a.m. to 11 p.m. ET, Monday - Friday
9 a.m. to 6 p.m. ET, Saturday and Sunday

For questions about retirement saving and planning, quarterly and annual benefits reports, receiving annuity payments, annuity options, and tax reports.

[Graphic Omitted] TIAA-CREF TRUST COMPANY, FSB
888 842-9001
8 a.m. to 5 p.m. CT, Monday - Friday

Asset management, trust administration, estate planning, planned giving, and endowment management.

[Graphic Omitted] TIAA-CREF TUITION FINANCING, INC.
888 381-8283
8 a.m. to 11 p.m. ET, Monday - Friday

For information on 529 state tuition savings programs.


[Graphic Omitted] MUTUAL FUND INFORMATION ONLINE
TIAA-CREF
www.tiaa-cref.org/mfs/index.html

MORNINGSTAR
www.morningstar.com

LIPPER ANALYTICAL SERVICES
www.lipperweb.com

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